NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2016

Assets:
Investments at fair value:
VA Situs Fund (HVSIT)
12,817 shares (cost $202,466)	$173,033
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
37,612 shares (cost $431,068)	434,796
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
147,344 shares (cost $1,054,949)	1,066,774
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
109,885 shares (cost $1,297,118)	1,280,155
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
169,808 shares (cost $1,805,053)	1,889,968
Global Allocation V.I. Fund - Class III (MLVGA3)
2,306,319 shares (cost $33,051,081)	30,835,482
VIP Small Cap Value Series: Service Class (DWVSVS)
111,223 shares (cost $3,993,686)	4,412,210
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,446,391 shares (cost $193,274,754)	295,631,483
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
967,267 shares (cost $30,874,075)	36,620,727
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,839 shares (cost $63,367)	68,906
Floating-Rate Income Fund (ETVFR)
995,202 shares (cost $8,999,742)	9,215,567
Franklin Income Securities Fund - Class 2 (FTVIS2)
2,897,706 shares (cost $44,132,211)	44,566,711
Rising Dividends Securities Fund - Class 2 (FTVRD2)
25,399 shares (cost $555,280)	632,180
Small Cap Value Securities Fund - Class 2 (FTVSV2)
565,319 shares (cost $10,845,176)	10,944,577
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
437,614 shares (cost $3,773,289)	3,220,837
Templeton Foreign Securities Fund - Class 2 (TIF2)
347,350 shares (cost $5,683,947)	4,727,440
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
1,485,417 shares (cost $27,003,348)	24,138,033
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
887,751 shares (cost $6,366,252)	6,285,279
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
33,482 shares (cost $458,306)	422,208
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
182,244 shares (cost $1,003,967)	880,240
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,799,129 shares (cost $17,261,301)	19,754,436
Balanced Portfolio: Service Shares (JABS)
2,303 shares (cost $63,213)	73,450
Flexible Bond Portfolio: Service Shares (JAFBS)
144,977 shares (cost $1,868,526)	1,831,063
Forty Portfolio: Service Shares (JACAS)
2,529,987 shares (cost $86,188,407)	77,898,314
Global Technology Portfolio: Service Shares (JAGTS)
3,193,067 shares (cost $22,853,923)	27,109,141
Overseas Portfolio: Service Shares (JAIGS)
1,735,544 shares (cost $63,365,842)	41,427,426
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
148,209 shares (cost $2,651,012)	2,781,881

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
19,534 shares (cost $336,587)	320,947
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
10,718 shares (cost $185,160)	163,021
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
94,719 shares (cost $600,383)	716,079
New Discovery Series - Service Class (MNDSC)
90,167 shares (cost $1,332,620)	1,353,403
Value Series - Service Class (MVFSC)
2,106,204 shares (cost $33,682,658)	39,154,332
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
823,065 shares (cost $18,116,609)	18,296,734
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
130,030 shares (cost $991,800)	973,928
Core Plus Fixed Income Portfolio - Class I (MSVFI)
456,380 shares (cost $4,873,968)	4,869,571
Core Plus Fixed Income Portfolio - Class II (MSVF2)
56,171 shares (cost $569,413)	597,655
Emerging Markets Debt Portfolio - Class I (MSEM)
690,989 shares (cost $5,324,749)	5,382,808
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
4,161 shares (cost $45,534)	36,286
U.S. Real Estate Portfolio - Class I (MSVRE)
49,210 shares (cost $602,717)	1,052,592
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
23,469 shares (cost $226,450)	216,616
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
47,886 shares (cost $464,982)	486,517
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,715,595 shares (cost $117,936,034)	126,304,288
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
122,117 shares (cost $1,899,345)	1,985,626
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,209,902 shares (cost $47,361,797)	52,330,489
American Funds NVIT Bond Fund - Class II (GVABD2)
1,097,671 shares (cost $12,521,695)	12,414,662
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
769,095 shares (cost $19,911,869)	20,304,118
American Funds NVIT Growth Fund - Class II (GVAGR2)
398,292 shares (cost $26,017,517)	29,644,900
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
435,540 shares (cost $21,090,098)	22,504,330
Federated NVIT High Income Bond Fund - Class I (HIBF)
5,625,801 shares (cost $37,333,888)	36,736,479
NVIT Emerging Markets Fund - Class I (GEM)
1,381,953 shares (cost $15,482,513)	13,529,323
NVIT Emerging Markets Fund - Class II (GEM2)
27,297 shares (cost $311,097)	263,419
NVIT International Equity Fund - Class I (GIG)
1,849,504 shares (cost $19,576,719)	17,422,329
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
5,804 shares (cost $59,333)	54,271
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
5,948,203 shares (cost $54,059,987)	57,757,053
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
9,455 shares (cost $90,208)	90,767
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
263,224 shares (cost $3,620,779)	3,461,390

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
323,150 shares (cost $3,178,316)	2,992,373
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
761,101 shares (cost $8,631,777)	8,219,892
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
540,071 shares (cost $6,006,058)	5,578,935
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
698,093 shares (cost $7,487,871)	6,953,008
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,546,960 shares (cost $17,107,229)	16,243,077
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
745,414 shares (cost $7,803,490)	6,813,085
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
554,849 shares (cost $6,038,695)	5,837,010
NVIT Core Bond Fund - Class I (NVCBD1)
525,459 shares (cost $5,761,374)	5,601,397
NVIT Core Bond Fund - Class II (NVCBD2)
56,814 shares (cost $621,015)	603,360
NVIT Core Plus Bond Fund - Class II (NVLCP2)
362,083 shares (cost $4,150,638)	4,019,123
NVIT Nationwide Fund - Class I (TRF)
6,180,192 shares (cost $59,170,456)	98,944,871
NVIT Nationwide Fund - Class II (TRF2)
19,811 shares (cost $198,933)	315,989
NVIT Government Bond Fund - Class I (GBF)
9,309,863 shares (cost $107,295,373)	99,801,732
NVIT Government Bond Fund - Class II (GBF2)
169,827 shares (cost $1,926,653)	1,815,449
NVIT International Index Fund - Class VIII (GVIX8)
458,845 shares (cost $4,203,447)	3,900,186
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,620,645 shares (cost $28,193,858)	32,915,301
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
545,487 shares (cost $8,113,019)	8,247,760
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
96,131 shares (cost $1,674,492)	1,639,989
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,847,713 shares (cost $29,471,463)	28,277,795
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
12,624,859 shares (cost $123,440,375)	157,431,996
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,217,486 shares (cost $64,750,290)	81,573,421
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
3,980,939 shares (cost $40,923,052)	44,068,989
NVIT Mid Cap Index Fund - Class I (MCIF)
3,755,532 shares (cost $71,629,856)	91,034,085
NVIT Money Market Fund - Class I (SAM)
162,999,305 shares (cost $162,999,305)	162,999,305
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
3,447,846 shares (cost $40,616,558)	33,375,146
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
559,027 shares (cost $6,071,799)	5,389,017
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
34,525 shares (cost $362,657)	331,094
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,736,788 shares (cost $21,522,692)	19,000,458
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
22,490 shares (cost $236,896)	244,016

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
721,144 shares (cost $8,070,794)	7,341,244
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
253,639 shares (cost $2,414,401)	2,564,289
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,577,061 shares (cost $68,902,869)	66,691,395
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
507,405 shares (cost $5,733,162)	4,962,419
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,847,102 shares (cost $61,417,216)	62,271,633
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,328,965 shares (cost $26,261,197)	20,705,269
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
17,097 shares (cost $308,809)	249,963
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,327,849 shares (cost $71,185,842)	94,158,390
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
59,901 shares (cost $751,223)	870,958
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,143,834 shares (cost $73,669,872)	88,968,126
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
52,242 shares (cost $985,509)	1,070,445
NVIT Multi-Sector Bond Fund - Class I (MSBF)
4,199,670 shares (cost $37,613,838)	38,342,989
NVIT Short Term Bond Fund - Class II (NVSTB2)
696,448 shares (cost $7,248,574)	7,131,631
NVIT Large Cap Growth Fund - Class I (NVOLG1)
21,620,320 shares (cost $364,527,367)	343,979,288
NVIT Large Cap Growth Fund - Class II (NVOLG2)
380,690 shares (cost $6,571,489)	6,018,706
Templeton NVIT International Value Fund - Class III (NVTIV3)
177,272 shares (cost $2,152,077)	1,882,632
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,327,728 shares (cost $18,157,392)	23,328,172
NVIT Real Estate Fund - Class I (NVRE1)
11,440,062 shares (cost $90,550,146)	72,072,393
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
4,296 shares (cost $48,991)	50,217
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
25,234 shares (cost $288,321)	294,232
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
106,343 shares (cost $1,127,605)	1,078,313
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
23,371 shares (cost $236,982)	236,519
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
39,680 shares (cost $420,996)	418,624
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
7,008 shares (cost $74,434)	73,370
NVIT Small Cap Index Fund Class II (NVSIX2)
220,832 shares (cost $2,775,901)	2,749,360
NVIT S&P 500 Index Fund Class II (GVEX2)
1,103,014 shares (cost $15,650,062)	16,534,184
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,371,987 shares (cost $14,543,787)	14,433,298
Guardian Portfolio - I Class Shares (AMGP)
13,890 shares (cost $227,288)	203,631
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,394 shares (cost $247,643)	235,007

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
51,752 shares (cost $1,135,148)	1,093,007
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,507 shares (cost $43,250)	53,440
Socially Responsive Portfolio - I Class Shares (AMSRS)
344,782 shares (cost $6,375,105)	7,781,725
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
63,030 shares (cost $650,550)	649,211
VPS Growth and Income Portfolio - Class B (ALVGIB)
28,608 shares (cost $581,737)	881,980
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
17,329 shares (cost $548,489)	750,709
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
331,448 shares (cost $6,774,257)	6,668,729
VP Income & Growth Fund - Class I (ACVIG)
5,781,133 shares (cost $40,691,459)	53,880,161
VP Income & Growth Fund - Class II (ACVIG2)
64,300 shares (cost $470,650)	599,279
VP Inflation Protection Fund - Class II (ACVIP2)
2,734,562 shares (cost $30,837,342)	27,646,421
VP International Fund - Class I (ACVI)
142,328 shares (cost $1,199,393)	1,333,614
VP Mid Cap Value Fund - Class I (ACVMV1)
941,437 shares (cost $17,240,740)	19,873,736
VP Mid Cap Value Fund - Class II (ACVMV2)
33,348 shares (cost $538,706)	704,647
VP Ultra(R) Fund - Class I (ACVU1)
1,398 shares (cost $15,629)	21,599
VP Value Fund - Class I (ACVV)
198,011 shares (cost $1,276,300)	2,075,158
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
84,981 shares (cost $1,696,438)	1,700,465
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,330,985 shares (cost $19,719,492)	25,128,991
Appreciation Portfolio - Initial Shares (DCAP)
1,124,344 shares (cost $44,425,193)	46,109,330
Appreciation Portfolio - Service Shares (DCAPS)
18,783 shares (cost $740,085)	764,828
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
657 shares (cost $26,945)	32,493
International Value Portfolio - Initial Shares (DVIV)
186 shares (cost $1,868)	1,800
Managed Tail Risk Fund II: Service Shares (FCA2S)
35,827 shares (cost $210,740)	171,971
High Income Bond Fund II - Service Shares (FHIBS)
171,866 shares (cost $1,155,275)	1,170,405
Quality Bond Fund II - Primary Shares (FQB)
5,750,256 shares (cost $61,825,882)	63,137,805
Quality Bond Fund II - Service Shares (FQBS)
211,708 shares (cost $2,361,105)	2,316,082
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
17,570 shares (cost $186,352)	278,656
VIP Balanced Portfolio - Service Class 2 (FB2)
53,635 shares (cost $885,043)	880,157
VIP Contrafund(R) Portfolio - Service Class (FCS)
382,661 shares (cost $10,133,922)	12,643,135
VIP Energy Portfolio - Service Class 2 (FNRS2)
707,060 shares (cost $14,620,068)	14,579,581

VIP Equity-Income Portfolio - Service Class (FEIS)
8,574,865 shares (cost $175,883,253)	187,446,545
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
169,718 shares (cost $3,251,093)	3,642,147
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
647,420 shares (cost $7,637,099)	7,956,789
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
3,226 shares (cost $36,910)	39,488
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
924,418 shares (cost $11,378,799)	11,582,954
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,451 shares (cost $89,370)	118,040
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
549,391 shares (cost $6,874,368)	6,993,752
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
20,061 shares (cost $210,617)	254,569
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
20,932 shares (cost $411,951)	413,206
VIP Growth Opportunities Portfolio - Service Class (FGOS)
29,871 shares (cost $746,930)	925,993
VIP Growth Portfolio - Service Class (FGS)
2,436,002 shares (cost $102,464,222)	143,967,694
VIP Growth Portfolio - Service Class 2 (FG2)
33,444 shares (cost $1,453,516)	1,954,495
VIP High Income Portfolio - Service Class (FHIS)
11,114,273 shares (cost $57,003,958)	59,350,220
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,722,522 shares (cost $35,052,040)	34,031,524
VIP Mid Cap Portfolio - Service Class (FMCS)
728,969 shares (cost $23,969,141)	24,566,247
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
129,319 shares (cost $3,995,241)	4,271,415
VIP Overseas Portfolio - Service Class (FOS)
1,495,486 shares (cost $29,031,069)	26,529,927
VIP Overseas Portfolio - Service Class 2 (FO2)
66,814 shares (cost $1,348,776)	1,179,262
VIP Value Strategies Portfolio - Service Class (FVSS)
528,766 shares (cost $6,555,207)	8,322,773
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
12,687 shares (cost $148,093)	143,620
International Growth Fund/VA - Service Shares (OVIGS)
537,967 shares (cost $1,179,894)	1,162,010
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
70,699 shares (cost $3,295,953)	3,418,980
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,629,405 shares (cost $105,326,425)	92,081,761
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
22,358 shares (cost $583,178)	774,484
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
3,082,687 shares (cost $74,275,380)	87,579,143
Main Street Fund(R)/VA - Service Class (OVGIS)
67,085 shares (cost $1,581,222)	1,886,422
Main Street Small - & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
392,274 shares (cost $9,656,452)	9,445,956
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,744 shares (cost $125,214)	160,163
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
662,166 shares (cost $39,542,492)	48,106,395

Global Strategic Income Fund/VA: Non-service Shares (OVSB)
815,934 shares (cost $4,281,478)	4,030,712
Global Strategic Income Fund/VA: Service Shares (OVSBS)
341,066 shares (cost $1,876,703)	1,729,206
All Asset Portfolio - Advisor Class (PMVAAD)
487,884 shares (cost $5,225,505)	4,937,389
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
222,222 shares (cost $2,248,177)	2,173,331
Low Duration Portfolio - Advisor Class (PMVLAD)
2,638,489 shares (cost $27,681,645)	27,018,122
Real Return Portfolio - Administrative Class (PMVRRA)
68,324 shares (cost $926,360)	838,339
Total Return Portfolio - Administrative Class (PMVTRA)
124,000 shares (cost $1,390,349)	1,319,363
Total Return Portfolio - Advisor Class (PMVTRD)
1,173,150 shares (cost $13,012,754)	12,482,312
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
76,747 shares (cost $998,544)	965,473
VT Growth & Income Fund: Class IB (PVGIB)
458 shares (cost $8,186)	11,910
VT International Equity Fund: Class IB (PVTIGB)
1,977 shares (cost $24,749)	24,375
VI American Franchise Fund - Series II Shares (ACEG2)
32,067 shares (cost $1,735,834)	1,666,196
VI Comstock Fund - Series II Shares (ACC2)
182,634 shares (cost $2,284,831)	3,400,641
VI American Franchise Fund - Series I Shares (ACEG)
412 shares (cost $16,938)	22,059
VI Core Equity Fund - Series I Shares (AVGI)
84 shares (cost $2,948)	2,893
VI Core Equity Fund - Series II Shares (AVCE2)
15,010 shares (cost $415,656)	511,984
VI Equity and Income Fund - Series I Shares (IVKEI1)
16,815 shares (cost $280,787)	298,638
VI Global Health Care Fund - Series I Shares (IVHS)
13,234 shares (cost $413,510)	319,062
VI Global Real Estate Fund - Series I Shares (IVRE)
13,958 shares (cost $228,600)	225,419
Diversified Stock Fund Class A Shares (VYDS)
212,494 shares (cost $2,274,295)	2,556,303
Micro-Cap Portfolio - Investment Class (ROCMC)
38,919 shares (cost $435,203)	432,388
Variable Fund - Multi-Hedge Strategies (RVARS)
51,697 shares (cost $1,238,094)	1,238,138
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
19,389 shares (cost $216,777)	251,675
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2,909 shares (cost $136,238)	140,890
Series N (Managed Asset Allocation Series) (SBLN)
19,585 shares (cost $525,761)	562,860
Series O (All Cap Value Series) (SBLO)
7,055 shares (cost $185,832)	240,222
Series P (High Yield Series) (SBLP)
8,699 shares (cost $276,081)	268,199
Series Q (Small Cap Value Series) (SBLQ)
13,312 shares (cost $579,064)	612,474
Series V (Mid Cap Value Series) (SBLV)
26,187 shares (cost $1,710,953)	1,946,708

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
3,225 shares (cost $102,613)	106,685
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
5,153 shares (cost $76,107)	81,156
Health Sciences Portfolio - II (TRHS2)
1,083,873 shares (cost $39,777,620)	36,179,695
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
355,811 shares (cost $7,476,437)	8,301,064
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,262,262 shares (cost $16,038,981)	13,127,523
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
458,395 shares (cost $13,733,896)	11,065,654
Variable Insurance Portfolios - Asset Strategy (WRASP)
10,035,707 shares (cost $95,106,452)	80,727,231
Variable Insurance Portfolios - Balanced (WRBP)
5,798,964 shares (cost $50,975,583)	43,340,301
Variable Insurance Portfolios - Bond (WRBDP)
9,428,089 shares (cost $51,956,657)	49,648,315
Variable Insurance Portfolios - Core Equity (WRCEP)
8,143,469 shares (cost $93,866,737)	86,883,483
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,693,576 shares (cost $12,536,156)	13,187,201
Variable Insurance Portfolios - Energy (WRENG)
748,496 shares (cost $4,967,252)	5,069,192
Variable Insurance Portfolios - Global Bond (WRGBP)
710,735 shares (cost $3,597,744)	3,474,356
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
1,411,413 shares (cost $7,259,147)	6,356,865
Variable Insurance Portfolios - Growth (WRGP)
8,921,800 shares (cost $90,976,119)	91,925,765
Variable Insurance Portfolios - High Income (WRHIP)
17,325,665 shares (cost $64,936,335)	62,509,265
Variable Insurance Portfolios - International Growth (WRIP)
2,431,009 shares (cost $18,899,193)	19,800,084
Variable Insurance Portfolios - International Core Equity (WRI2P)
636,927 shares (cost $10,626,889)	9,745,242
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,156,945 shares (cost $5,669,950)	5,656,884
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
129,196 shares (cost $3,023,196)	2,669,574
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,437,992 shares (cost $13,682,213)	13,571,335
Variable Insurance Portfolios - Money Market (WRMMP)
13,212,696 shares (cost $13,212,696)	13,212,696
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
915,983 shares (cost $7,784,671)	7,689,956
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,479,786 shares (cost $43,166,319)	55,397,422
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,862,027 shares (cost $38,106,318)	37,413,391
Variable Insurance Portfolios - Small Cap Value (WRSCV)
357,057 shares (cost $5,950,586)	6,549,924
Variable Insurance Portfolios - Value (WRVP)
6,129,477 shares (cost $36,049,403)	36,324,506
Advantage VT Opportunity Fund - Class 2 (SVOF)
6,854 shares (cost $135,274)	169,093
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
587,502 shares (cost $5,595,009)	4,893,895

Total Investments	$4,786,370,929

Accounts Receivable - VP Income & Growth Fund - Class II (ACVIG2)	158
Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	13
Accounts Receivable - VP Value Fund - Class I (ACVV)	2,039
Accounts Receivable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	111
Accounts Receivable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	4,277
Accounts Receivable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	1,923
Accounts Receivable - VIP Contrafund(R) Portfolio - Service Class (FCS)	5,042
Accounts Receivable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	503
Accounts Receivable - Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	277
Accounts Receivable - NVIT International Equity Fund - Class I (GIG)	40,956
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)	156
Accounts Receivable - Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	11,446
Accounts Receivable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	4,820
Accounts Receivable - NVIT Cardinal Conservative Fund - Class II (NVCCN2)	11,983
Accounts Receivable - Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	7,146
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	303
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	1,801
Accounts Receivable - NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	48
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	3,207
Accounts Receivable - Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	327
Accounts Receivable - Health Sciences Portfolio – II (TRHS2)	9,620

Accounts Payable - VI American Franchise Fund - Series I Shares (ACEG)	(8)
Accounts Payable - VP Mid Cap Value Fund - Class II (ACVMV2)	(795)
Accounts Payable - VI Core Equity Fund - Series I Shares (AVGI)	(7)
Accounts Payable - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(23)
Accounts Payable - Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	(18)
Accounts Payable - International Value Portfolio - Initial Shares (DVIV)	(13)
Accounts Payable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	(8,260)
Accounts Payable - Managed Tail Risk Fund II: Service Shares (FCA2S)	(45)
Accounts Payable - VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	(36)
Accounts Payable - VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	(178)
Accounts Payable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(55,309)
Accounts Payable - Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	(36)
Accounts Payable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	(50,135)
Accounts Payable - VA Situs Fund (HVSIT)	(45)
Accounts Payable - VI Global Health Care Fund - Series I Shares (IVHS)	(101)
Accounts Payable - VI Global Real Estate Fund - Series I Shares (IVRE)	(195)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(3,783)
Accounts Payable - American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	(58)
Accounts Payable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	(59)
Accounts Payable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	(331)
Accounts Payable - VT Growth & Income Fund: Class IB (PVGIB)	(12)
Accounts Payable - Micro-Cap Portfolio - Investment Class (ROCMC)	(146)
Accounts Payable - Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	(85)
Accounts Payable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	(94)
Accounts Payable - Series N (Managed Asset Allocation Series) (SBLN)	(170)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(396)
Accounts Payable - Series Q (Small Cap Value Series) (SBLQ)	(424)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(28)
Accounts Payable - NVIT Nationwide Fund - Class I (TRF)	(49,720)
Accounts Payable - Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	(7,432)
Accounts Payable - Variable Insurance Portfolios - Small Cap Value (WRSCV)	(6,543)
Other Accounts Payable	(38,648)

$4,786,253,952

Contract Owners’ Equity:
Accumulation units	4,720,248,552
Contracts in payout (annuitization) period (note 1f)	66,005,400

Total Contract Owners’ Equity (note 5)	$4,786,253,952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2016

Investment Activity:	Total	HVSIT	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS
Reinvested dividends	$70,452,078	1,116	2,509	47,740	20,447	19,775	379,604	12,889
Mortality and expense risk charges (note 2)	(54,536,605)	(2,333)	(5,422)	(10,631)	(12,743)	(11,517)	(384,765)	(29,574)

Net investment income (loss)	15,915,473	(1,217)	(2,913)	37,109	7,704	8,258	(5,161)	(16,685)

Realized gain (loss) on investments	74,216,894	(107,367)	2,885	38,830	9,634	9,021	(1,153,762)	(121,623)
Change in unrealized gain (loss) on investments	(125,105,579)	68,540	10,080	21,393	(11,870)	96,814	2,056,796	709,533

Net gain (loss) on investments	(50,888,685)	(38,827)	12,965	60,223	(2,236)	105,835	903,034	587,910

Reinvested capital gains	336,074,588	51,739	97	-	-	54,087	-	160,472

Net increase (decrease) in contract owners’ equity resulting from operations	$301,101,376	11,695	10,149	97,332	5,468	168,180	897,873	731,697

Investment Activity:	DSIF	DSRG	DSRGS	ETVFR	FTVIS2	FTVRD2	FTVSV2	FTVDM2
Reinvested dividends	$5,846,745	477,561	661	192,061	1,969,048	8,575	76,805	25,192
Mortality and expense risk charges (note 2)	(3,200,039)	(394,277)	(1,137)	(65,116)	(475,991)	(8,981)	(105,769)	(36,034)

Net investment income (loss)	2,646,706	83,284	(476)	126,945	1,493,057	(406)	(28,964)	(10,842)

Realized gain (loss) on investments	7,868,804	1,547,025	413	(133,413)	(243,107)	17,016	354,188	(499,025)
Change in unrealized gain (loss) on investments	8,040,115	(2,087,254)	(1,049)	343,132	3,572,992	(6,619)	661,938	947,619

Net gain (loss) on investments	15,908,919	(540,229)	(636)	209,719	3,329,885	10,397	1,016,126	448,594

Reinvested capital gains	10,352,312	3,628,471	6,331	-	-	73,753	1,411,466	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,907,937	3,171,526	5,219	336,664	4,822,942	83,744	2,398,628	437,752

Investment Activity:	TIF2	FTVGI2	FTVFA2	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS
Reinvested dividends	$94,355	-	233,761	-	-	162,946	1,421	52,420
Mortality and expense risk charges (note 2)	(52,676)	(282,758)	(70,030)	(4,112)	(13,043)	(210,943)	(925)	(20,624)

Net investment income (loss)	41,679	(282,758)	163,731	(4,112)	(13,043)	(47,997)	496	31,796

Realized gain (loss) on investments	(495,019)	(1,562,852)	(218,049)	(1,681)	(59,654)	985,791	906	(2,639)
Change in unrealized gain (loss) on investments	620,101	2,075,580	532,263	22,914	(46,766)	445,897	(391)	(22,519)

Net gain (loss) on investments	125,082	512,728	314,214	21,233	(106,420)	1,431,688	515	(25,158)

Reinvested capital gains	84,512	22,178	197,878	25,398	91,177	975,416	1,025	-

Net increase (decrease) in contract owners’ equity resulting from operations	$251,273	252,148	675,823	42,519	(28,286)	2,359,107	2,036	6,638

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC
Reinvested dividends	$730,502	25,274	2,180,680	29,295	8,407	643	-	-
Mortality and expense risk charges (note 2)	(943,077)	(299,152)	(484,636)	(23,165)	(1,477)	(2,106)	(16,134)	(18,712)

Net investment income (loss)	(212,575)	(273,878)	1,696,044	6,130	6,930	(1,463)	(16,134)	(18,712)

Realized gain (loss) on investments	(662,343)	1,374,660	(4,815,988)	(153,601)	(17)	(1,854)	104,520	(179,736)
Change in unrealized gain (loss) on investments	(9,747,128)	1,007,770	(2,158,214)	424,312	(15,640)	(8,763)	(141,779)	221,298

Net gain (loss) on investments	(10,409,471)	2,382,430	(6,974,202)	270,711	(15,657)	(10,617)	(37,259)	41,562

Reinvested capital gains	11,027,745	976,410	1,245,949	-	1,223	19,448	72,731	65,533

Net increase (decrease) in contract owners’ equity resulting from operations	$405,699	3,084,962	(4,032,209)	276,841	(7,504)	7,368	19,338	88,383

Investment Activity:	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE
Reinvested dividends	$695,407	212,952	24,321	90,279	10,060	308,944	-	13,487
Mortality and expense risk charges (note 2)	(424,103)	(207,223)	(6,624)	(58,251)	(11,965)	(63,601)	(745)	(16,188)

Net investment income (loss)	271,304	5,729	17,697	32,028	(1,905)	245,343	(745)	(2,701)

Realized gain (loss) on investments	1,700,856	692,603	(30,207)	2,030	2,736	19,882	64	56,017
Change in unrealized gain (loss) on investments	(489,175)	(731,359)	(9,477)	157,270	21,137	236,332	(5,462)	637

Net gain (loss) on investments	1,211,681	(38,756)	(39,684)	159,300	23,873	256,214	(5,398)	56,654

Reinvested capital gains	3,070,542	430,564	70,509	-	-	-	1,776	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,553,527	397,537	48,522	191,328	21,968	501,557	(4,367)	53,953

Investment Activity:	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$2,782	-	2,794,476	42,466	997,758	337,121	305,374	64,144
Mortality and expense risk charges (note 2)	(5,284)	(3,334)	(1,356,123)	(36,686)	(603,815)	(156,738)	(236,214)	(341,055)

Net investment income (loss)	(2,502)	(3,334)	1,438,353	5,780	393,943	180,383	69,160	(276,911)

Realized gain (loss) on investments	(28,011)	(4,665)	2,078,481	55,075	2,860,919	256,126	1,236,364	3,677,027
Change in unrealized gain (loss) on investments	61,100	31,684	5,894,819	72,103	(2,643,440)	(240,615)	(3,494,762)	(7,426,533)

Net gain (loss) on investments	33,089	27,019	7,973,300	127,178	217,479	15,511	(2,258,398)	(3,749,506)

Reinvested capital gains	11,991	-	11,668,923	191,575	3,160,241	46,547	1,949,693	5,984,790

Net increase (decrease) in contract owners’ equity resulting from operations	$42,578	23,685	21,080,576	324,533	3,771,663	242,441	(239,545)	1,958,373

Investment Activity:	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2
Reinvested dividends	$249,619	1,947,043	113,459	2,244	386,815	1,044	438,554	80
Mortality and expense risk charges (note 2)	(242,508)	(412,628)	(155,533)	(5,457)	(199,636)	(756)	(612,659)	(340)

Net investment income (loss)	7,111	1,534,415	(42,074)	(3,213)	187,179	288	(174,105)	(260)

Realized gain (loss) on investments	1,287,792	(1,201,966)	(530,363)	(9,179)	(360,599)	1,298	1,628,345	(9,058)
Change in unrealized gain (loss) on investments	(2,252,867)	4,136,430	1,379,134	29,697	108,038	(1,988)	2,362,854	559

Net gain (loss) on investments	(965,075)	2,934,464	848,771	20,518	(252,561)	(690)	3,991,199	(8,499)

Reinvested capital gains	2,969,415	-	-	-	-	-	2,715,172	12,461

Net increase (decrease) in contract owners’ equity resulting from operations	$2,011,451	4,468,879	806,697	17,305	(65,382)	(402)	6,532,266	3,702

Investment Activity:	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2
Reinvested dividends	$27,032	68,697	217,589	150,256	175,772	441,491	177,699	152,146
Mortality and expense risk charges (note 2)	(39,642)	(32,670)	(103,810)	(66,514)	(94,206)	(206,054)	(91,212)	(72,298)

Net investment income (loss)	(12,610)	36,027	113,779	83,742	81,566	235,437	86,487	79,848

Realized gain (loss) on investments	66,693	(2,253)	205,708	65,156	(122,641)	147,354	(28,625)	52,847
Change in unrealized gain (loss) on investments	(108,604)	(89,196)	(297,446)	(270,529)	99,387	(653,559)	(233,658)	(66,743)

Net gain (loss) on investments	(41,911)	(91,449)	(91,738)	(205,373)	(23,254)	(506,205)	(262,283)	(13,896)

Reinvested capital gains	343,087	246,418	409,546	437,990	198,626	1,158,364	593,215	237,555

Net increase (decrease) in contract owners’ equity resulting from operations	$288,566	190,996	431,587	316,359	256,938	887,596	417,419	303,507

Investment Activity:	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8
Reinvested dividends	$174,336	17,338	116,814	1,370,299	3,543	2,045,358	32,641	92,871
Mortality and expense risk charges (note 2)	(71,467)	(12,111)	(50,220)	(1,029,708)	(5,835)	(1,267,868)	(39,674)	(42,068)

Net investment income (loss)	102,869	5,227	66,594	340,591	(2,292)	777,490	(7,033)	50,803

Realized gain (loss) on investments	6,520	2,790	(36,971)	1,268,999	21,838	(1,439,010)	(48,673)	(14,140)
Change in unrealized gain (loss) on investments	140,077	10,259	66,900	7,824,989	7,037	812,078	31,051	(53,484)

Net gain (loss) on investments	146,597	13,049	29,929	9,093,988	28,875	(626,932)	(17,622)	(67,624)

Reinvested capital gains	11,193	1,056	16,910	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$260,659	19,332	113,433	9,434,579	26,583	150,558	(24,655)	(16,821)

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$523,518	154,466	29,503	564,296	2,935,403	1,419,434	845,170	1,036,776
Mortality and expense risk charges (note 2)	(388,049)	(87,885)	(20,754)	(353,258)	(1,964,549)	(1,000,928)	(569,930)	(969,214)

Net investment income (loss)	135,469	66,581	8,749	211,038	970,854	418,506	275,240	67,562

Realized gain (loss) on investments	1,716,197	225,556	18,555	(27,113)	6,059,170	339,357	1,032,390	2,351,857
Change in unrealized gain (loss) on investments	(1,976,388)	(84,561)	11,357	83,943	(6,659,537)	(1,185,357)	(972,834)	4,571,865

Net gain (loss) on investments	(260,191)	140,995	29,912	56,830	(600,367)	(846,000)	59,556	6,923,722

Reinvested capital gains	2,422,797	184,859	74,670	600,032	8,712,035	5,977,292	1,657,462	7,961,047

Net increase (decrease) in contract owners’ equity resulting from operations	$2,298,075	392,435	113,331	867,900	9,082,522	5,549,798	1,992,258	14,952,331

Investment Activity:	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2
Reinvested dividends	$8,235	514,347	158,300	8,708	164,153	1,499	123,781	40,141
Mortality and expense risk charges (note 2)	(1,806,981)	(395,960)	(61,011)	(5,177)	(235,880)	(5,483)	(78,570)	(39,587)

Net investment income (loss)	(1,798,746)	118,387	97,289	3,531	(71,727)	(3,984)	45,211	554

Realized gain (loss) on investments	-	(1,044,481)	(309,583)	(26,460)	569,027	33,130	(380,708)	116,889
Change in unrealized gain (loss) on investments	-	(1,038,046)	388,948	30,109	(3,205,598)	(72,474)	554,353	(48,194)

Net gain (loss) on investments	-	(2,082,527)	79,365	3,649	(2,636,571)	(39,344)	173,645	68,695

Reinvested capital gains	3,323	783,158	-	-	2,846,957	40,882	704,250	260,428

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,795,423)	(1,180,982)	176,654	7,180	138,659	(2,446)	923,106	329,677

Investment Activity:	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$-	-	823,319	-	-	532,969	3,421	260,558
Mortality and expense risk charges (note 2)	(736,802)	(65,424)	(694,280)	(232,085)	(4,644)	(925,527)	(12,764)	(878,760)

Net investment income (loss)	(736,802)	(65,424)	129,039	(232,085)	(4,644)	(392,558)	(9,343)	(618,202)

Realized gain (loss) on investments	2,911,990	232,038	1,816,776	(214,256)	9,185	2,564,463	69,512	2,756,269
Change in unrealized gain (loss) on investments	(6,612,391)	(579,286)	1,941,833	(2,770,671)	(50,423)	8,294,945	15,766	1,744,624

Net gain (loss) on investments	(3,700,401)	(347,248)	3,758,609	(2,984,927)	(41,238)	10,859,408	85,278	4,500,893

Reinvested capital gains	7,630,995	593,674	5,298,264	4,519,833	59,315	8,320,822	68,390	12,199,615

Net increase (decrease) in contract owners’ equity resulting from operations	$3,193,792	181,002	9,185,912	1,302,821	13,433	18,787,672	144,325	16,082,306

Investment Activity:	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1
Reinvested dividends	$989	1,275,158	119,474	2,542,016	30,771	40,341	587,125	1,472,052
Mortality and expense risk charges (note 2)	(19,492)	(448,479)	(83,006)	(3,843,088)	(115,567)	(24,700)	(248,749)	(843,938)

Net investment income (loss)	(18,503)	826,679	36,468	(1,301,072)	(84,796)	15,641	338,376	628,114

Realized gain (loss) on investments	98,000	556,962	(40,865)	8,862,844	284,452	(296,651)	2,235,725	(2,312,242)
Change in unrealized gain (loss) on investments	(59,634)	1,455,833	112,833	(78,721,218)	(1,576,677)	224,962	716,435	200,605

Net gain (loss) on investments	38,366	2,012,795	71,968	(69,858,374)	(1,292,225)	(71,689)	2,952,160	(2,111,637)

Reinvested capital gains	162,591	-	-	79,180,010	1,436,794	30,892	-	6,048,194

Net increase (decrease) in contract owners’ equity resulting from operations	$182,454	2,839,474	108,436	8,020,564	59,773	(25,156)	3,290,536	4,564,671

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$618	4,131	24,787	5,337	6,931	1,269	23,649	260,157
Mortality and expense risk charges (note 2)	(663)	(869)	(11,206)	(2,829)	(3,531)	(731)	(21,953)	(152,611)

Net investment income (loss)	(45)	3,262	13,581	2,508	3,400	538	1,696	107,546

Realized gain (loss) on investments	(4,971)	2,787	(17,973)	(164)	(216)	(284)	(78,065)	97,457
Change in unrealized gain (loss) on investments	7,262	5,911	59,542	6,613	13,508	2,797	174,346	1,018,061

Net gain (loss) on investments	2,291	8,698	41,569	6,449	13,292	2,513	96,281	1,115,518

Reinvested capital gains	934	560	-	500	-	-	263,518	283,137

Net increase (decrease) in contract owners’ equity resulting from operations	$3,180	12,520	55,150	9,457	16,692	3,051	361,495	1,506,201

Investment Activity:	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	PMVSTA	ALVGIB
Reinvested dividends	$190,474	1,112	-	-	380	55,136	999	7,272
Mortality and expense risk charges (note 2)	(230,228)	(3,498)	(3,697)	(14,842)	(782)	(86,357)	(623)	(16,735)

Net investment income (loss)	(39,754)	(2,386)	(3,697)	(14,842)	(402)	(31,221)	376	(9,463)

Realized gain (loss) on investments	(288,289)	1,656	(2,617)	(16,267)	457	543,277	42	123,032
Change in unrealized gain (loss) on investments	360,725	(24,174)	1,500	7,522	6,623	(128,112)	(1,340)	(93,323)

Net gain (loss) on investments	72,436	(22,518)	(1,117)	(8,745)	7,080	415,165	(1,298)	29,709

Reinvested capital gains	-	38,283	10,844	52,804	4,168	283,108	1,296	53,998

Net increase (decrease) in contract owners’ equity resulting from operations	$32,682	13,379	6,030	29,217	10,846	667,052	374	74,244

Investment Activity:	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2
Reinvested dividends	$-	19,463	1,260,689	11,120	520,325	15,010	283,576	8,637
Mortality and expense risk charges (note 2)	(13,203)	(79,700)	(595,392)	(9,947)	(323,511)	(16,275)	(183,034)	(9,400)

Net investment income (loss)	(13,203)	(60,237)	665,297	1,173	196,814	(1,265)	100,542	(763)

Realized gain (loss) on investments	50,813	(330,443)	1,856,276	34,644	(514,190)	58,049	764,815	23,265
Change in unrealized gain (loss) on investments	(118,285)	1,215,934	2,622,941	11,565	1,010,136	(159,303)	1,662,349	60,025

Net gain (loss) on investments	(67,472)	885,491	4,479,217	46,209	495,946	(101,254)	2,427,164	83,290

Reinvested capital gains	89,535	320,014	1,007,805	9,450	212,662	-	729,096	23,921

Net increase (decrease) in contract owners’ equity resulting from operations	$8,860	1,145,268	6,152,319	56,832	905,422	(102,519)	3,256,802	106,448

Investment Activity:	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV
Reinvested dividends	$70	33,396	12,541	203,301	778,032	11,213	-	35
Mortality and expense risk charges (note 2)	(365)	(21,155)	(17,469)	(252,074)	(524,902)	(15,877)	(336)	(18)

Net investment income (loss)	(295)	12,241	(4,928)	(48,773)	253,130	(4,664)	(336)	17

Realized gain (loss) on investments	108	126,581	(96,562)	1,134,363	2,977,738	29,988	88	-
Change in unrealized gain (loss) on investments	(86)	198,526	199,793	1,885,969	(7,313,692)	(105,819)	2,515	(61)

Net gain (loss) on investments	22	325,107	103,231	3,020,332	(4,335,954)	(75,831)	2,603	(61)

Reinvested capital gains	827	-	104,877	1,927,233	7,138,708	123,646	2,140	-

Net increase (decrease) in contract owners’ equity resulting from operations	$554	337,348	203,180	4,898,792	3,055,884	43,151	4,407	(44)

Investment Activity:	FCA2S	FHIBS	FQB	FQBS	FVSS2	FB2	FCS	FNRS2
Reinvested dividends	$2,876	77,614	2,504,363	84,091	2,424	10,283	88,869	62,168
Mortality and expense risk charges (note 2)	(3,580)	(23,130)	(776,850)	(47,238)	(5,579)	(2,822)	(138,613)	(128,319)

Net investment income (loss)	(704)	54,484	1,727,513	36,853	(3,155)	7,461	(49,744)	(66,151)

Realized gain (loss) on investments	(6,036)	(23,659)	169,896	11,948	52,693	7,038	180,126	(401,297)
Change in unrealized gain (loss) on investments	(5,993)	106,555	(8,096)	(4,675)	(33,891)	(4,886)	(363,133)	3,652,000

Net gain (loss) on investments	(12,029)	82,896	161,800	7,273	18,802	2,152	(183,007)	3,250,703

Reinvested capital gains	-	-	-	-	-	371	1,023,251	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,733)	137,380	1,889,313	44,126	15,647	9,984	790,500	3,184,552

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$3,914,022	73,000	112,297	500	165,888	1,501	93,598	3,030
Mortality and expense risk charges (note 2)	(2,008,714)	(65,122)	(93,048)	(811)	(124,902)	(2,253)	(78,628)	(4,061)

Net investment income (loss)	1,905,308	7,878	19,249	(311)	40,986	(752)	14,970	(1,031)

Realized gain (loss) on investments	(6,282,193)	(31,549)	283,638	1,461	270,469	4,742	178,620	6,186
Change in unrealized gain (loss) on investments	20,507,687	279,576	(143,109)	(861)	(144,811)	(3,351)	(86,342)	(3,692)

Net gain (loss) on investments	14,225,494	248,027	140,529	600	125,658	1,391	92,278	2,494

Reinvested capital gains	11,810,679	249,871	190,712	1,026	365,903	3,859	284,862	10,572

Net increase (decrease) in contract owners’ equity resulting from operations	$27,941,481	505,776	350,490	1,315	532,547	4,498	392,110	12,035

Investment Activity:	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2
Reinvested dividends	$6,399	2,215	-	-	3,019,059	793,393	99,342	12,781
Mortality and expense risk charges (note 2)	(800)	(10,870)	(1,651,675)	(38,060)	(706,130)	(398,896)	(276,298)	(82,004)

Net investment income (loss)	5,599	(8,655)	(1,651,675)	(38,060)	2,312,929	394,497	(176,956)	(69,223)

Realized gain (loss) on investments	3,670	89,072	14,348,724	142,392	(3,123,551)	(166,136)	(313,057)	198,552
Change in unrealized gain (loss) on investments	1,255	(116,723)	(29,661,844)	(361,838)	9,619,400	895,839	1,314,383	(38,585)

Net gain (loss) on investments	4,925	(27,651)	(15,313,120)	(219,446)	6,495,849	729,703	1,001,326	159,967

Reinvested capital gains	-	21,377	15,409,812	215,090	-	16,974	1,619,548	298,622

Net increase (decrease) in contract owners’ equity resulting from operations	$10,524	(14,929)	(1,554,983)	(42,416)	8,808,778	1,141,174	2,443,918	389,366

Investment Activity:	FOS	FO2	FVSS	GVGMNS	OVIGS	OVGR	OVGS	OVGSS
Reinvested dividends	$373,269	15,371	83,041	404	8,621	13,699	1,024,683	7,553
Mortality and expense risk charges (note 2)	(315,732)	(24,699)	(95,915)	(1,696)	(11,391)	(37,427)	(1,109,936)	(17,894)

Net investment income (loss)	57,537	(9,328)	(12,874)	(1,292)	(2,770)	(23,728)	(85,253)	(10,341)

Realized gain (loss) on investments	(637,667)	(43,657)	713,387	(4,243)	(50,752)	59,253	4,453,178	42,855
Change in unrealized gain (loss) on investments	(1,400,403)	(54,863)	(37,633)	9,556	27,854	(507,526)	(12,673,216)	(140,766)

Net gain (loss) on investments	(2,038,070)	(98,520)	675,754	5,313	(22,898)	(448,273)	(8,220,038)	(97,911)

Reinvested capital gains	47,212	2,139	-	-	23,755	347,088	6,495,064	66,968

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,933,321)	(105,709)	662,880	4,021	(1,913)	(124,913)	(1,810,227)	(41,284)

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD
Reinvested dividends	$955,635	15,642	44,643	373	-	194,497	85,686	122,718
Mortality and expense risk charges (note 2)	(948,055)	(31,706)	(97,300)	(1,859)	(555,636)	(45,659)	(32,809)	(53,216)

Net investment income (loss)	7,580	(16,064)	(52,657)	(1,486)	(555,636)	148,838	52,877	69,502

Realized gain (loss) on investments	4,014,656	88,982	(373,330)	4,879	2,388,274	(84,720)	(44,905)	(251,052)
Change in unrealized gain (loss) on investments	(5,712,074)	(130,280)	1,455,760	13,522	(5,231,784)	139,440	70,426	719,757

Net gain (loss) on investments	(1,697,418)	(41,298)	1,082,430	18,401	(2,843,510)	54,720	25,521	468,705

Reinvested capital gains	10,157,715	218,175	330,963	5,735	3,927,837	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,467,877	160,813	1,360,736	22,650	528,691	203,558	78,398	538,207

Investment Activity:	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PVGIB	PVTIGB
Reinvested dividends	$26,260	391,114	20,062	27,800	257,005	37,121	196	-
Mortality and expense risk charges (note 2)	(26,096)	(323,744)	(9,694)	(14,875)	(140,123)	(7,667)	(131)	(95)

Net investment income (loss)	164	67,370	10,368	12,925	116,882	29,454	65	(95)

Realized gain (loss) on investments	(68,006)	(662,209)	(19,496)	(9,789)	(230,787)	(13,800)	(40)	(81)
Change in unrealized gain (loss) on investments	103,229	612,705	42,712	15,884	299,303	(4,533)	1,133	(374)

Net gain (loss) on investments	35,223	(49,504)	23,216	6,095	68,516	(18,333)	1,093	(455)

Reinvested capital gains	-	-	-	-	-	-	346	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,387	17,866	33,584	19,020	185,398	11,121	1,504	(550)

Investment Activity:	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE
Reinvested dividends	$-	41,561	-	21	2,506	5,196	-	3,886
Mortality and expense risk charges (note 2)	(30,467)	(61,578)	(248)	(35)	(9,518)	(3,128)	(3,814)	(2,680)

Net investment income (loss)	(30,467)	(20,017)	(248)	(14)	(7,012)	2,068	(3,814)	1,206

Realized gain (loss) on investments	54,165	304,225	331	(13)	14,019	971	14,963	4,221
Change in unrealized gain (loss) on investments	(208,166)	(80,528)	(1,806)	62	(3,958)	22,705	(114,288)	(8,564)

Net gain (loss) on investments	(154,001)	223,697	(1,475)	49	10,061	23,676	(99,325)	(4,343)

Reinvested capital gains	156,437	249,848	1,953	190	34,465	8,691	49,238	4,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,031)	453,528	230	225	37,514	34,435	(53,901)	1,409

Investment Activity:	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP
Reinvested dividends	$26,376	2,749	1,370	5,845	641	6,023	3,179	23,240
Mortality and expense risk charges (note 2)	(30,251)	(4,449)	(14,441)	(2,383)	(1,374)	(5,190)	(2,234)	(2,892)

Net investment income (loss)	(3,875)	(1,700)	(13,071)	3,462	(733)	833	945	20,348

Realized gain (loss) on investments	51,300	(6,381)	3,526	9,955	33,755	3,971	2,589	(2,397)
Change in unrealized gain (loss) on investments	(191,926)	75,701	(12,028)	2,737	(27,863)	26,869	30,152	21,330

Net gain (loss) on investments	(140,626)	69,320	(8,502)	12,692	5,892	30,840	32,741	18,933

Reinvested capital gains	211,694	-	-	-	539	9,617	8,228	-

Net increase (decrease) in contract owners’ equity resulting from operations	$67,193	67,620	(21,573)	16,154	5,698	41,290	41,914	39,281

Investment Activity:	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA
Reinvested dividends	$657	15,609	313	1,308	-	15,353	72,687	41,864
Mortality and expense risk charges (note 2)	(6,144)	(18,676)	(1,139)	(2,536)	(513,904)	(65,922)	(161,646)	(113,398)

Net investment income (loss)	(5,487)	(3,067)	(826)	(1,228)	(513,904)	(50,569)	(88,959)	(71,534)

Realized gain (loss) on investments	10,062	58,359	506	14,841	4,469,153	(1,199,139)	(568,285)	(951,790)
Change in unrealized gain (loss) on investments	69,587	157,172	(2,359)	(4,211)	(11,049,667)	3,033,637	449,882	4,599,535

Net gain (loss) on investments	79,649	215,531	(1,853)	10,630	(6,580,514)	1,834,498	(118,403)	3,647,745

Reinvested capital gains	46,051	164,484	4,566	9,073	278,213	-	78,744	-

Net increase (decrease) in contract owners’ equity resulting from operations	$120,213	376,948	1,887	18,475	(6,816,205)	1,783,929	(128,618)	3,576,211

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$549,034	606,671	1,255,844	407,244	159,309	5,456	117,552	42,042
Mortality and expense risk charges (note 2)	(1,042,114)	(489,361)	(584,148)	(989,132)	(141,970)	(45,862)	(36,127)	(66,976)

Net investment income (loss)	(493,080)	117,310	671,696	(581,888)	17,339	(40,406)	81,425	(24,934)

Realized gain (loss) on investments	126,444	(442,172)	(25,785)	(2,879,053)	536,651	(106,574)	(57,873)	(318,409)
Change in unrealized gain (loss) on investments	(3,497,267)	(5,900,590)	793,536	(5,322,375)	(557,808)	1,335,901	159,689	1,556,288

Net gain (loss) on investments	(3,370,823)	(6,342,762)	767,751	(8,201,428)	(21,157)	1,229,327	101,816	1,237,879

Reinvested capital gains	-	6,552,767	141,283	10,901,198	715,253	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,863,903)	327,315	1,580,730	2,117,882	711,435	1,188,921	183,241	1,212,945

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$23,501	4,482,889	45,828	127,826	79,102	-	-	17,057
Mortality and expense risk charges (note 2)	(1,057,200)	(669,942)	(233,871)	(103,352)	(60,566)	(27,946)	(154,432)	(144,570)

Net investment income (loss)	(1,033,699)	3,812,947	(188,043)	24,474	18,536	(27,946)	(154,432)	(127,513)

Realized gain (loss) on investments	3,225,951	(59,872)	806,803	113,556	7,565	(88,963)	108,508	-
Change in unrealized gain (loss) on investments	(12,743,327)	4,669,194	(2,220,617)	(290,876)	12,914	108,885	(158,288)	-

Net gain (loss) on investments	(9,517,376)	4,609,322	(1,413,814)	(177,320)	20,479	19,922	(49,780)	-

Reinvested capital gains	10,273,366	-	627,081	103,203	-	277,212	781,250	418

Net increase (decrease) in contract owners’ equity resulting from operations	$(277,709)	8,422,269	(974,776)	(49,643)	39,015	269,188	577,038	(127,095)

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	CAF
Reinvested dividends	$83,931	-	-	20,315	428,165	3,242	-	33,254
Mortality and expense risk charges (note 2)	(85,695)	(614,711)	(415,827)	(60,313)	(394,892)	(2,897)	(55,698)	(84,142)

Net investment income (loss)	(1,764)	(614,711)	(415,827)	(39,998)	33,273	345	(55,698)	(50,888)

Realized gain (loss) on investments	472,156	1,764,534	(351,942)	41,994	(976,577)	10,452	(945,463)	3,946,875
Change in unrealized gain (loss) on investments	(968,346)	(3,585,852)	(2,743,072)	887,119	(8,453)	(9,893)	602,298	(6,392,198)

Net gain (loss) on investments	(496,190)	(1,821,318)	(3,095,014)	929,113	(985,030)	559	(343,165)	(2,445,323)

Reinvested capital gains	709,130	2,232,000	4,016,402	432,815	4,144,111	16,098	446,700	2,297,043

Net increase (decrease) in contract owners’ equity resulting from operations	$211,176	(204,029)	505,561	1,321,930	3,192,354	17,002	47,837	(199,168)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2016 AND 2015

	Total		HVSIT		ALVDAB		BRVHY3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$15,915,473	15,904,233	(1,217)	(2,422)	(2,913)	(2,979)	37,109	2,946
Realized gain (loss) on investments	74,216,894	162,160,643	(107,367)	(36,609)	2,885	3,270	38,830	(5,323)
Change in unrealized gain (loss) on investments	(125,105,579)	(645,516,089)	68,540	(89,800)	10,080	(25,520)	21,393	(9,568)
Reinvested capital gains	336,074,588	390,621,544	51,739	82,956	97	10,179	-	1,172

Net increase (decrease) in contract owners’ equity resulting from operations	301,101,376	(76,829,669)	11,695	(45,875)	10,149	(15,050)	97,332	(10,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,852,196	99,454,003	7,642	4,490	994	6,477	3,727	334
Transfers between subaccounts (including fixed account), net (note 3)	(1,454,300)	(978,991)	(253,095)	(43,826)	18,764	13,272	1,040,228	191,946
Redemptions	(652,504,277)	(759,136,500)	(5,624)	(101,581)	(60,864)	(131,764)	(243,350)	(8,371)
Annuity benefits	(4,471,084)	(4,982,108)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(111,035)	(129,212)	-	-	(7)	(7)	(6)	-
Contingent deferred sales charges (note 2)	(439,953)	(482,038)	-	-	-	-	(2)	-
Adjustments to maintain reserves	602	(54,627)	(40)	(32)	(37)	(12)	(5)	(9)

Net equity transactions	(573,127,851)	(666,309,473)	(251,117)	(140,949)	(41,150)	(112,034)	800,592	183,900

Net change in contract owners’ equity	(272,026,475)	(743,139,142)	(239,422)	(186,824)	(31,001)	(127,084)	897,924	173,127
Contract owners’ equity beginning of period	5,058,280,427	5,801,419,569	412,410	599,234	465,770	592,854	173,127	-

Contract owners’ equity end of period	$4,786,253,952	5,058,280,427	172,988	412,410	434,769	465,770	1,071,051	173,127

CHANGES IN UNITS:
Beginning units	274,425,473	309,152,623	26,358	35,280	41,294	51,236	18,756	-
Units purchased	44,456,919	50,698,059	3,311	7,964	2,102	2,576	286,169	36,901
Units redeemed	(73,949,434)	(85,425,209)	(19,591)	(16,886)	(5,636)	(12,518)	(200,867)	(18,145)

Ending units	244,932,958	274,425,473	10,078	26,358	37,760	41,294	104,058	18,756

	BRVTR3		BRVED3		MLVGA3		DWVSVS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,704	567	8,258	606	(5,161)	(60,806)	(16,685)	(15,197)
Realized gain (loss) on investments	9,634	(2,662)	9,021	(611)	(1,153,762)	(68,648)	(121,623)	(56,408)
Change in unrealized gain (loss) on investments	(11,870)	(5,093)	96,814	(11,899)	2,056,796	(2,892,362)	709,533	(311,292)
Reinvested capital gains	-	-	54,087	9,918	-	2,226,219	160,472	229,215

Net increase (decrease) in contract owners’ equity resulting from operations	5,468	(7,188)	168,180	(1,986)	897,873	(795,597)	731,697	(153,682)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,694	334	2,283	90	584,909	1,057,140	6,740	26,095
Transfers between subaccounts (including fixed account), net (note 3)	965,652	733,127	1,548,488	193,847	(2,109,978)	(129,735)	1,948,940	274,836
Redemptions	(143,045)	(277,513)	(19,488)	(1,431)	(4,183,638)	(5,595,440)	(293,162)	(165,217)
Annuity benefits	-	-	-	-	(9,987)	(11,016)	-	-
Contract maintenance charges (note 2)	(2)	-	(13)	-	(272)	(294)	(4)	(8)
Contingent deferred sales charges (note 2)	(396)	-	-	-	(1,290)	(3,394)	(244)	(72)
Adjustments to maintain reserves	(63)	10	(57)	1	(318)	(225)	(75)	(60)

Net equity transactions	827,840	455,958	1,531,213	192,507	(5,720,574)	(4,682,964)	1,662,195	135,574

Net change in contract owners’ equity	833,308	448,770	1,699,393	190,521	(4,822,701)	(5,478,561)	2,393,892	(18,108)
Contract owners’ equity beginning of period	448,770	-	190,521	-	35,657,741	41,136,302	2,018,210	2,036,318

Contract owners’ equity end of period	$1,282,078	448,770	1,889,914	190,521	30,835,040	35,657,741	4,412,102	2,018,210

CHANGES IN UNITS:
Beginning units	45,761	-	19,486	-	2,343,231	2,646,248	170,717	159,355
Units purchased	180,774	78,403	191,454	20,768	294,312	275,104	194,451	68,486
Units redeemed	(97,602)	(32,642)	(42,467)	(1,282)	(663,475)	(578,121)	(77,223)	(57,124)

Ending units	128,933	45,761	168,473	19,486	1,974,068	2,343,231	287,945	170,717

	DSIF		DSRG		DSRGS		ETVFR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,646,706	2,202,167	83,284	(10,771)	(476)	(631)	126,945	64,512
Realized gain (loss) on investments	7,868,804	13,430,722	1,547,025	2,277,602	413	6,666	(133,413)	(157,473)
Change in unrealized gain (loss) on investments	8,040,115	(24,293,610)	(2,087,254)	(9,476,722)	(1,049)	(20,249)	343,132	57,448
Reinvested capital gains	10,352,312	8,924,776	3,628,471	5,512,813	6,331	10,722	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,907,937	264,055	3,171,526	(1,697,078)	5,219	(3,492)	336,664	(35,513)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,868,211	5,715,705	399,154	647,646	-	-	18,001	16,302
Transfers between subaccounts (including fixed account), net (note 3)	(5,168,972)	(3,011,130)	(692,866)	(964,559)	83	(15,647)	6,555,816	(4,596,753)
Redemptions	(29,079,696)	(35,564,708)	(4,104,865)	(4,599,651)	(388)	(654)	(905,074)	(240,050)
Annuity benefits	(182,212)	(192,365)	(3,307)	(4,102)	-	-	-	-
Contract maintenance charges (note 2)	(5,572)	(6,854)	(1,890)	(2,113)	-	-	(4)	(1)
Contingent deferred sales charges (note 2)	(40,311)	(23,931)	(5,708)	(8,617)	-	-	(172)	(38)
Adjustments to maintain reserves	7,893	(1,050)	(2,773)	(9)	4	(19)	(54)	(31)

Net equity transactions	(31,600,659)	(33,084,333)	(4,412,255)	(4,931,405)	(301)	(16,320)	5,668,513	(4,820,571)

Net change in contract owners’ equity	(2,692,722)	(32,820,278)	(1,240,729)	(6,628,483)	4,918	(19,812)	6,005,177	(4,856,084)
Contract owners’ equity beginning of period	298,328,462	331,148,740	37,858,007	44,486,490	63,970	83,782	3,210,336	8,066,420

Contract owners’ equity end of period	$295,635,740	298,328,462	36,617,278	37,858,007	68,888	63,970	9,215,513	3,210,336

CHANGES IN UNITS:
Beginning units	12,769,592	14,157,172	2,024,544	2,276,820	4,042	4,991	330,934	812,642
Units purchased	367,328	663,877	36,157	58,366	5	-	1,530,904	370,758
Units redeemed	(1,684,755)	(2,051,457)	(266,797)	(310,642)	(23)	(949)	(980,827)	(852,466)

Ending units	11,452,165	12,769,592	1,793,904	2,024,544	4,024	4,042	881,011	330,934

	FTVIS2		FTVRD2		FTVSV2		FTVDM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,493,057	1,943,441	(406)	(313)	(28,964)	(50,187)	(10,842)	37,913
Realized gain (loss) on investments	(243,107)	1,363,436	17,016	34,382	354,188	419,180	(499,025)	(279,778)
Change in unrealized gain (loss) on investments	3,572,992	(7,620,564)	(6,619)	(138,602)	661,938	(2,825,441)	947,619	(1,163,727)
Reinvested capital gains	-	-	73,753	70,797	1,411,466	1,555,308	-	528,747

Net increase (decrease) in contract owners’ equity resulting from operations	4,822,942	(4,313,687)	83,744	(33,736)	2,398,628	(901,140)	437,752	(876,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	407,116	743,373	(145)	(3)	130,478	184,207	97,872	80,530
Transfers between subaccounts (including fixed account), net (note 3)	1,174,785	(8,559,216)	(11,266)	(23,188)	497,155	(733,110)	(12,252)	22,213
Redemptions	(3,728,532)	(7,525,883)	(19,697)	(11,155)	(1,198,410)	(1,510,097)	(376,005)	(525,861)
Annuity benefits	(40,224)	(53,435)	(42,343)	(51,775)	(23,483)	(25,197)	(9,556)	(12,242)
Contract maintenance charges (note 2)	(406)	(427)	(97)	-	(362)	(395)	(122)	(140)
Contingent deferred sales charges (note 2)	(2,120)	(4,129)	-	-	(1,831)	(981)	(350)	(250)
Adjustments to maintain reserves	(690)	(215)	91	(1)	(359)	(295)	(215)	(180)

Net equity transactions	(2,190,071)	(15,399,932)	(73,457)	(86,122)	(596,812)	(2,085,868)	(300,628)	(435,930)

Net change in contract owners’ equity	2,632,871	(19,713,619)	10,287	(119,858)	1,801,816	(2,987,008)	137,124	(1,312,775)
Contract owners’ equity beginning of period	41,933,056	61,646,675	621,928	741,786	9,142,317	12,129,325	3,083,452	4,396,227

Contract owners’ equity end of period	$44,565,927	41,933,056	632,215	621,928	10,944,133	9,142,317	3,220,576	3,083,452

CHANGES IN UNITS:
Beginning units	2,883,076	3,904,594	-	38,167	607,028	741,947	399,911	453,033
Units purchased	453,656	321,872	-	-	142,206	34,652	106,808	55,111
Units redeemed	(614,572)	(1,343,390)	-	(38,167)	(184,590)	(169,571)	(146,558)	(108,233)

Ending units	2,722,160	2,883,076	-	-	564,644	607,028	360,161	399,911

	TIF2		FTVGI2		FTVFA2		IVMCC2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$41,679	166,087	(282,758)	2,325,327	163,731	141,974	(4,112)	(3,648)
Realized gain (loss) on investments	(495,019)	(558,887)	(1,562,852)	(916,185)	(218,049)	(221,012)	(1,681)	(157)
Change in unrealized gain (loss) on investments	620,101	(329,915)	2,075,580	(3,413,498)	532,263	(490,057)	22,914	(51,022)
Reinvested capital gains	84,512	250,433	22,178	175,461	197,878	12,426	25,398	34,840

Net increase (decrease) in contract owners’ equity resulting from operations	251,273	(472,282)	252,148	(1,828,895)	675,823	(556,669)	42,519	(19,987)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,261	135,492	224,895	759,397	138,569	131,245	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(361,257)	(143,068)	(2,142,248)	(1,810,219)	(346,456)	(246,355)	39,153	13,242
Redemptions	(569,939)	(1,908,951)	(3,956,286)	(4,682,084)	(512,860)	(730,297)	(2,413)	(5,795)
Annuity benefits	(9,097)	(12,593)	(8,294)	(17,258)	(2,130)	(2,633)	-	-
Contract maintenance charges (note 2)	(81)	(90)	(248)	(291)	(115)	(100)	(3)	(10)
Contingent deferred sales charges (note 2)	(517)	(1,404)	(1,600)	(1,561)	(48)	(83)	-	-
Adjustments to maintain reserves	(144)	(195)	(545)	(271)	(151)	(84)	(5)	(37)

Net equity transactions	(879,774)	(1,930,809)	(5,884,326)	(5,752,287)	(723,191)	(848,307)	36,732	7,400

Net change in contract owners’ equity	(628,501)	(2,403,091)	(5,632,178)	(7,581,182)	(47,368)	(1,404,976)	79,251	(12,587)
Contract owners’ equity beginning of period	5,355,726	7,758,817	29,769,549	37,350,731	6,332,472	7,737,448	342,907	355,494

Contract owners’ equity end of period	$4,727,225	5,355,726	24,137,371	29,769,549	6,285,104	6,332,472	422,158	342,907

CHANGES IN UNITS:
Beginning units	642,770	866,682	3,125,167	3,710,891	530,907	601,402	27,780	27,245
Units purchased	72,422	65,455	209,400	296,672	63,277	36,587	4,035	1,378
Units redeemed	(182,035)	(289,367)	(846,156)	(882,396)	(122,912)	(107,082)	(1,275)	(843)

Ending units	533,157	642,770	2,488,411	3,125,167	471,272	530,907	30,540	27,780

	IVKMG2		JPMMV1		JABS		JAFBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,043)	(18,098)	(47,997)	(23,266)	496	301	31,796	7,173
Realized gain (loss) on investments	(59,654)	139,695	985,791	1,431,240	906	1,233	(2,639)	(2,757)
Change in unrealized gain (loss) on investments	(46,766)	(293,247)	445,897	(3,700,789)	(391)	(4,649)	(22,519)	(14,945)
Reinvested capital gains	91,177	132,698	975,416	1,560,906	1,025	2,400	-	1,118

Net increase (decrease) in contract owners’ equity resulting from operations	(28,286)	(38,952)	2,359,107	(731,909)	2,036	(715)	6,638	(9,411)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,326	268,005	191,754	379,761	-	-	10,910	72
Transfers between subaccounts (including fixed account), net (note 3)	(450,821)	320,549	536,094	110,000	-	-	1,066,332	1,061,587
Redemptions	(86,761)	(387,108)	(2,067,752)	(2,182,988)	(4,895)	(5,296)	(137,026)	(167,620)
Annuity benefits	(6,232)	(7,998)	(1,797)	(2,450)	(489)	(515)	-	-
Contract maintenance charges (note 2)	(21)	(30)	(347)	(379)	1	-	(14)	(7)
Contingent deferred sales charges (note 2)	(29)	-	(1,630)	(1,586)	-	-	(398)	-
Adjustments to maintain reserves	36	(72)	(279)	(380)	1	-	(46)	8

Net equity transactions	(530,502)	193,346	(1,343,957)	(1,698,022)	(5,382)	(5,811)	939,758	894,040

Net change in contract owners’ equity	(558,788)	154,394	1,015,150	(2,429,931)	(3,346)	(6,526)	946,396	884,629
Contract owners’ equity beginning of period	1,439,026	1,284,632	18,738,862	21,168,793	76,796	83,322	884,629	-

Contract owners’ equity end of period	$880,238	1,439,026	19,754,012	18,738,862	73,450	76,796	1,831,025	884,629

CHANGES IN UNITS:
Beginning units	94,924	83,158	746,110	812,154	-	3,847	90,278	-
Units purchased	19,686	52,565	105,801	99,269	-	-	205,615	112,972
Units redeemed	(56,939)	(40,799)	(157,838)	(165,313)	-	(3,847)	(111,186)	(22,694)

Ending units	57,671	94,924	694,073	746,110	-	-	184,707	90,278

	JACAS		JAGTS		JAIGS		LZREMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(212,575)	70,869	(273,878)	(97,552)	1,696,044	(369,160)	6,130	1,961
Realized gain (loss) on investments	(662,343)	(783,801)	1,374,660	1,458,954	(4,815,988)	(3,283,406)	(153,601)	(143,793)
Change in unrealized gain (loss) on investments	(9,747,128)	(7,717,091)	1,007,770	(4,271,363)	(2,158,214)	(3,833,257)	424,312	(136,073)
Reinvested capital gains	11,027,745	17,828,857	976,410	3,849,829	1,245,949	1,803,819	-	2,890

Net increase (decrease) in contract owners’ equity resulting from operations	405,699	9,398,834	3,084,962	939,868	(4,032,209)	(5,682,004)	276,841	(275,015)

Equity transactions:
Purchase payments received from contract owners (note 3)	906,083	1,377,263	394,985	642,465	636,902	833,643	22,277	10,006
Transfers between subaccounts (including fixed account), net (note 3)	(5,435,673)	1,739,021	(1,219,145)	688,191	(1,351,931)	(1,354,893)	1,466,235	495,866
Redemptions	(10,402,826)	(10,687,097)	(3,325,273)	(3,280,825)	(4,956,419)	(7,388,736)	(170,545)	(170,931)
Annuity benefits	(57,395)	(58,550)	(4,334)	(1,587)	(12,406)	(16,571)	-	-
Contract maintenance charges (note 2)	(1,544)	(1,833)	(595)	(640)	(1,253)	(1,659)	(7)	(1)
Contingent deferred sales charges (note 2)	(8,846)	(6,683)	(4,125)	(1,422)	(4,819)	(6,952)	(1)	(17)
Adjustments to maintain reserves	(73)	(3,255)	(550)	(511)	(12,344)	8,857	(74)	(32)

Net equity transactions	(15,000,274)	(7,641,134)	(4,159,037)	(1,954,329)	(5,702,270)	(7,926,311)	1,317,885	334,891

Net change in contract owners’ equity	(14,594,575)	1,757,700	(1,074,075)	(1,014,461)	(9,734,479)	(13,608,315)	1,594,726	59,876
Contract owners’ equity beginning of period	92,492,880	90,735,180	28,181,774	29,196,235	51,157,476	64,765,791	1,187,066	1,127,190

Contract owners’ equity end of period	$77,898,305	92,492,880	27,107,699	28,181,774	41,422,997	51,157,476	2,781,792	1,187,066

CHANGES IN UNITS:
Beginning units	5,373,132	5,834,092	3,468,814	3,717,902	4,364,194	4,980,693	158,404	119,098
Units purchased	270,400	506,170	380,721	567,636	217,592	271,855	294,269	118,861
Units redeemed	(1,157,712)	(967,130)	(889,173)	(816,724)	(750,013)	(888,354)	(141,699)	(79,555)

Ending units	4,485,820	5,373,132	2,960,362	3,468,814	3,831,773	4,364,194	310,974	158,404

	LOVTRC		M2IGSS		MMCGSC		MNDSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,930	-	(1,463)	(886)	(16,134)	(19,551)	(18,712)	(24,759)
Realized gain (loss) on investments	(17)	-	(1,854)	(837)	104,520	55,327	(179,736)	(297,595)
Change in unrealized gain (loss) on investments	(15,640)	-	(8,763)	(13,376)	(141,779)	(112,321)	221,298	197,817
Reinvested capital gains	1,223	-	19,448	10,360	72,731	106,163	65,533	61,185

Net increase (decrease) in contract owners’ equity resulting from operations	(7,504)	-	7,368	(4,739)	19,338	29,618	88,383	(63,352)

Equity transactions:
Purchase payments received from contract owners (note 3)	512	-	-	-	1,580	-	67,630	144,824
Transfers between subaccounts (including fixed account), net (note 3)	332,218	-	-	181,262	(10,385)	(46,204)	(191,082)	(143,516)
Redemptions	(4,276)	-	(7,368)	(5,269)	(261,083)	(139,418)	(228,637)	(315,551)
Annuity benefits	-	-	(4,634)	(3,589)	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	2	-	-	-	(21)	(47)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(125)	(26)
Adjustments to maintain reserves	-	-	(1)	-	13	(28)	(120)	(99)

Net equity transactions	328,451	-	(12,001)	172,404	(269,875)	(185,650)	(352,355)	(314,415)

Net change in contract owners’ equity	320,947	-	(4,633)	167,665	(250,537)	(156,032)	(263,972)	(377,767)
Contract owners’ equity beginning of period	-	-	167,665	-	966,597	1,122,629	1,617,222	1,994,989

Contract owners’ equity end of period	$320,947	-	163,032	167,665	716,060	966,597	1,353,250	1,617,222

CHANGES IN UNITS:
Beginning units	-	-	-	-	64,299	76,594	115,987	137,537
Units purchased	33,640	-	-	-	4,328	1,791	51,987	58,145
Units redeemed	(1,492)	-	-	-	(22,100)	(14,086)	(77,160)	(79,695)

Ending units	32,148	-	-	-	46,527	64,299	90,814	115,987

	MVFSC		MVIVSC		MSGI2		MSVFI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$271,304	347,934	5,729	107,930	17,697	336	32,028	87,130
Realized gain (loss) on investments	1,700,856	2,434,553	692,603	1,094,157	(30,207)	(357)	2,030	1,073
Change in unrealized gain (loss) on investments	(489,175)	(5,751,314)	(731,359)	(619,692)	(9,477)	(8,395)	157,270	(189,770)
Reinvested capital gains	3,070,542	2,195,612	430,564	178,432	70,509	3,386	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,553,527	(773,215)	397,537	760,827	48,522	(5,030)	191,328	(101,567)

Equity transactions:
Purchase payments received from contract owners (note 3)	410,029	555,070	277,838	312,003	41,258	108	190,295	164,638
Transfers between subaccounts (including fixed account), net (note 3)	4,447,953	169,154	327,281	4,300,017	866,318	77,817	1,039,979	805,324
Redemptions	(4,798,031)	(4,468,445)	(1,921,543)	(2,003,741)	(55,047)	-	(829,456)	(894,898)
Annuity benefits	(35,445)	(37,973)	(2,461)	(2,505)	-	-	-	-
Contract maintenance charges (note 2)	(693)	(746)	(87)	(99)	(19)	-	(53)	(58)
Contingent deferred sales charges (note 2)	(3,760)	(1,705)	(1,551)	(1,142)	-	-	(247)	(209)
Adjustments to maintain reserves	(354)	(361)	(40)	(165)	(33)	2	(87)	(120)

Net equity transactions	19,699	(3,785,006)	(1,320,563)	2,604,368	852,477	77,927	400,431	74,677

Net change in contract owners’ equity	4,573,226	(4,558,221)	(923,026)	3,365,195	900,999	72,897	591,759	(26,890)
Contract owners’ equity beginning of period	34,580,559	39,138,780	19,219,651	15,854,456	72,897	-	4,277,688	4,304,578

Contract owners’ equity end of period	$39,153,785	34,580,559	18,296,625	19,219,651	973,896	72,897	4,869,447	4,277,688

CHANGES IN UNITS:
Beginning units	1,981,083	2,197,403	1,208,379	1,049,003	8,845	-	336,605	330,800
Units purchased	469,764	230,349	253,583	511,846	253,761	8,961	183,394	250,760
Units redeemed	(454,486)	(446,669)	(341,402)	(352,470)	(158,517)	(116)	(157,229)	(244,955)

Ending units	1,996,361	1,981,083	1,120,560	1,208,379	104,089	8,845	362,770	336,605

	MSVF2		MSEM		MSVMG		MSVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,905)	12,781	245,343	250,509	(745)	(885)	(2,701)	(2,723)
Realized gain (loss) on investments	2,736	7,839	19,882	(19,679)	64	834	56,017	55,099
Change in unrealized gain (loss) on investments	21,137	(42,366)	236,332	(351,296)	(5,462)	(10,967)	637	(47,788)
Reinvested capital gains	-	-	-	-	1,776	7,516	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,968	(21,746)	501,557	(120,466)	(4,367)	(3,502)	53,953	4,588

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1)	11,048	9,905	-	17	218	1,526
Transfers between subaccounts (including fixed account), net (note 3)	8,096	34,311	(97,875)	(42,310)	-	9	30,489	(34,531)
Redemptions	(19,319)	(282,159)	(519,373)	(677,858)	(789)	(761)	(18,333)	(29,704)
Annuity benefits	(7,370)	(8,422)	(7,223)	(7,321)	(89)	(617)	(9,379)	(9,594)
Contract maintenance charges (note 2)	(13)	-	(124)	25	(4)	(4)	(52)	(78)
Contingent deferred sales charges (note 2)	-	-	(824)	(212)	-	-	-	-
Adjustments to maintain reserves	4	(25)	(69)	(425)	(477)	(336)	(3,805)	74

Net equity transactions	(18,602)	(256,296)	(614,440)	(718,196)	(1,359)	(1,692)	(862)	(72,307)

Net change in contract owners’ equity	3,366	(278,042)	(112,883)	(838,662)	(5,726)	(5,194)	53,091	(67,719)
Contract owners’ equity beginning of period	594,257	872,299	5,495,352	6,334,014	46,832	52,026	995,718	1,063,437

Contract owners’ equity end of period	$597,623	594,257	5,382,469	5,495,352	41,106	46,832	1,048,809	995,718

CHANGES IN UNITS:
Beginning units	41,530	61,442	159,150	180,466	3,622	3,677	21,115	22,531
Units purchased	784	4,735	2,194	1,517	-	1	1,835	512
Units redeemed	(1,464)	(24,647)	(19,360)	(22,833)	(67)	(56)	(1,339)	(1,928)

Ending units	40,850	41,530	141,984	159,150	3,555	3,622	21,611	21,115

	NAMGI2		NAMAA2		NVAMV1		NVAMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,502)	7,889	(3,334)	1,695	1,438,353	1,582,544	5,780	6,450
Realized gain (loss) on investments	(28,011)	(255)	(4,665)	(245)	2,078,481	4,177,625	55,075	97,567
Change in unrealized gain (loss) on investments	61,100	(70,778)	31,684	(9,598)	5,894,819	(29,124,810)	72,103	(517,265)
Reinvested capital gains	11,991	47,522	-	3,053	11,668,923	16,185,822	191,575	270,526

Net increase (decrease) in contract owners’ equity resulting from operations	42,578	(15,622)	23,685	(5,095)	21,080,576	(7,178,819)	324,533	(142,722)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,579	(26)	419	3,731	1,412,778	1,267,753	7,261	-
Transfers between subaccounts (including fixed account), net (note 3)	(308,781)	459,362	299,778	94,767	(1,657,156)	(2,733,925)	18,341	(46,150)
Redemptions	(31,148)	(21,861)	(14,867)	(4,653)	(13,792,189)	(15,105,279)	(400,019)	(237,383)
Annuity benefits	-	-	-	-	(107,278)	(123,326)	-	-
Contract maintenance charges (note 2)	-	-	(6)	-	(2,598)	(2,714)	-	-
Contingent deferred sales charges (note 2)	(19)	(20)	(18)	(20)	(7,863)	(8,885)	(25)	-
Adjustments to maintain reserves	(29)	(29)	(25)	(5)	4,990	4,386	(67)	10

Net equity transactions	(337,398)	437,426	285,281	93,820	(14,149,316)	(16,701,990)	(374,509)	(283,523)

Net change in contract owners’ equity	(294,820)	421,804	308,966	88,725	6,931,260	(23,880,809)	(49,976)	(426,245)
Contract owners’ equity beginning of period	511,378	89,574	177,523	88,798	119,379,250	143,260,059	2,035,516	2,461,761

Contract owners’ equity end of period	$216,558	511,378	486,489	177,523	126,310,510	119,379,250	1,985,540	2,035,516

CHANGES IN UNITS:
Beginning units	50,838	8,825	18,423	8,915	5,407,882	6,143,389	99,337	112,628
Units purchased	5,476	49,642	34,440	11,676	269,652	161,563	3,019	4,516
Units redeemed	(36,545)	(7,629)	(5,780)	(2,168)	(870,166)	(897,070)	(20,206)	(17,807)

Ending units	19,769	50,838	47,083	18,423	4,807,368	5,407,882	82,150	99,337

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$393,943	110,142	180,383	26,843	69,160	(110,572)	(276,911)	(170,098)
Realized gain (loss) on investments	2,860,919	3,924,591	256,126	187,235	1,236,364	1,547,504	3,677,027	4,834,081
Change in unrealized gain (loss) on investments	(2,643,440)	(6,346,629)	(240,615)	(402,667)	(3,494,762)	(2,399,955)	(7,426,533)	(3,761,432)
Reinvested capital gains	3,160,241	2,171,802	46,547	5,615	1,949,693	2,059,092	5,984,790	981,967

Net increase (decrease) in contract owners’ equity resulting from operations	3,771,663	(140,094)	242,441	(182,974)	(239,545)	1,096,069	1,958,373	1,884,518

Equity transactions:
Purchase payments received from contract owners (note 3)	710,818	905,930	82,630	239,129	244,638	316,041	402,495	609,547
Transfers between subaccounts (including fixed account), net (note 3)	4,657,278	4,640,364	68,281	857,730	847,291	798,964	(2,408,106)	(986,012)
Redemptions	(6,024,002)	(7,162,430)	(1,547,947)	(1,577,005)	(2,445,469)	(2,192,080)	(4,108,900)	(6,921,061)
Annuity benefits	(83,087)	(84,693)	(13,533)	(14,200)	(16,645)	(16,673)	(50,458)	(53,433)
Contract maintenance charges (note 2)	(1,005)	(1,151)	(150)	(204)	(485)	(566)	(1,065)	(1,165)
Contingent deferred sales charges (note 2)	(12,099)	(4,542)	(259)	(311)	(2,508)	(1,037)	(7,696)	(3,223)
Adjustments to maintain reserves	(415)	(242)	(215)	(223)	(283)	(342)	(503)	(208)

Net equity transactions	(752,512)	(1,706,764)	(1,411,193)	(495,084)	(1,373,461)	(1,095,693)	(6,174,233)	(7,355,555)

Net change in contract owners’ equity	3,019,151	(1,846,858)	(1,168,752)	(678,058)	(1,613,006)	376	(4,215,860)	(5,471,037)
Contract owners’ equity beginning of period	49,310,861	51,157,719	13,583,126	14,261,184	21,916,733	21,916,357	33,860,237	39,331,274

Contract owners’ equity end of period	$52,330,012	49,310,861	12,414,374	13,583,126	20,303,727	21,916,733	29,644,377	33,860,237

CHANGES IN UNITS:
Beginning units	3,137,242	3,245,900	1,120,166	1,158,387	1,305,662	1,373,880	2,077,908	2,547,233
Units purchased	599,915	594,776	162,046	189,118	219,661	251,034	206,867	269,437
Units redeemed	(634,781)	(703,434)	(271,519)	(227,339)	(303,834)	(319,252)	(601,254)	(738,762)

Ending units	3,102,376	3,137,242	1,010,693	1,120,166	1,221,489	1,305,662	1,683,521	2,077,908

	GVAGI2		HIBF		GEM		GEM2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,111	(66,981)	1,534,415	1,647,203	(42,074)	(58,947)	(3,213)	(4,877)
Realized gain (loss) on investments	1,287,792	1,483,545	(1,201,966)	(311,522)	(530,363)	(282,498)	(9,179)	(8,183)
Change in unrealized gain (loss) on investments	(2,252,867)	(2,937,427)	4,136,430	(3,145,003)	1,379,134	(2,572,436)	29,697	(59,736)
Reinvested capital gains	2,969,415	1,503,950	-	374,237	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,011,451	(16,913)	4,468,879	(1,435,085)	806,697	(2,913,881)	17,305	(72,796)

Equity transactions:
Purchase payments received from contract owners (note 3)	217,456	434,315	377,582	413,085	799,796	376,869	1,608	3,137
Transfers between subaccounts (including fixed account), net (note 3)	1,156,895	1,226,390	(241,118)	2,079,444	259,379	(1,829,050)	(21,492)	66,375
Redemptions	(1,956,486)	(2,263,827)	(4,727,512)	(5,245,440)	(2,008,502)	(1,956,750)	(27,156)	(46,866)
Annuity benefits	(50,112)	(54,340)	(46,344)	(52,715)	(12,515)	(14,787)	-	-
Contract maintenance charges (note 2)	(382)	(303)	(423)	(485)	(940)	(1,110)	-	-
Contingent deferred sales charges (note 2)	(1,606)	(2,874)	(2,741)	(2,249)	(1,483)	(1,937)	-	-
Adjustments to maintain reserves	(245)	(163)	(258)	(1,525)	(370)	(209)	(34)	(2)

Net equity transactions	(634,480)	(660,802)	(4,640,814)	(2,809,885)	(964,635)	(3,426,974)	(47,074)	22,644

Net change in contract owners’ equity	1,376,971	(677,715)	(171,935)	(4,244,970)	(157,938)	(6,340,855)	(29,769)	(50,152)
Contract owners’ equity beginning of period	21,127,005	21,804,720	36,907,247	41,152,217	13,686,771	20,027,626	293,141	343,293

Contract owners’ equity end of period	$22,503,976	21,127,005	36,735,312	36,907,247	13,528,833	13,686,771	263,372	293,141

CHANGES IN UNITS:
Beginning units	1,476,294	1,516,576	1,719,022	1,849,112	748,860	911,864	37,156	35,753
Units purchased	257,500	246,597	434,372	564,743	153,698	74,579	1,316	8,461
Units redeemed	(295,491)	(286,879)	(633,295)	(694,833)	(206,384)	(237,583)	(6,775)	(7,058)

Ending units	1,438,303	1,476,294	1,520,099	1,719,022	696,174	748,860	31,697	37,156

	GIG		NVIE6		NVNMO1		NVNMO2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$187,179	(136,855)	288	(741)	(174,105)	(224,419)	(260)	-
Realized gain (loss) on investments	(360,599)	262,626	1,298	4,110	1,628,345	2,228,489	(9,058)	-
Change in unrealized gain (loss) on investments	108,038	(1,715,283)	(1,988)	(11,082)	2,362,854	(8,795,739)	559	-
Reinvested capital gains	-	782,796	-	2,687	2,715,172	5,525,836	12,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,382)	(806,716)	(402)	(5,026)	6,532,266	(1,265,833)	3,702	-

Equity transactions:
Purchase payments received from contract owners (note 3)	183,608	293,612	-	-	537,098	387,645	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(399,264)	(121,264)	-	39,477	(1,830,220)	(1,512,488)	87,436	-
Redemptions	(1,635,880)	(2,363,347)	(10,066)	(24,012)	(6,591,224)	(7,275,129)	(371)	-
Annuity benefits	(3,945)	(4,445)	(1,737)	(2,412)	(16,414)	(17,821)	-	-
Contract maintenance charges (note 2)	(397)	(498)	-	27	(949)	(1,087)	-	-
Contingent deferred sales charges (note 2)	(1,742)	(718)	-	-	(3,523)	(2,520)	-	-
Adjustments to maintain reserves	40,310	2,493	(59)	(2)	3,501	579	1	-

Net equity transactions	(1,817,310)	(2,194,167)	(11,862)	13,078	(7,901,731)	(8,420,821)	87,066	-

Net change in contract owners’ equity	(1,882,692)	(3,000,883)	(12,264)	8,052	(1,369,465)	(9,686,654)	90,768	-
Contract owners’ equity beginning of period	19,345,977	22,346,860	66,476	58,424	59,130,469	68,817,123	-	-

Contract owners’ equity end of period	$17,463,285	19,345,977	54,212	66,476	57,761,004	59,130,469	90,768	-

CHANGES IN UNITS:
Beginning units	1,425,884	1,577,345	-	6,515	4,465,236	5,084,112	-	-
Units purchased	74,333	119,973	-	-	136,666	157,357	43,523	-
Units redeemed	(211,370)	(271,434)	-	(6,515)	(721,948)	(776,233)	(35,284)	-

Ending units	1,288,847	1,425,884	-	-	3,879,954	4,465,236	8,239	-

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(12,610)	(13,394)	36,027	53,322	113,779	150,974	83,742	121,076
Realized gain (loss) on investments	66,693	213,793	(2,253)	120,187	205,708	225,057	65,156	138,611
Change in unrealized gain (loss) on investments	(108,604)	(987,827)	(89,196)	(522,378)	(297,446)	(973,320)	(270,529)	(853,620)
Reinvested capital gains	343,087	727,300	246,418	266,246	409,546	372,701	437,990	434,238

Net increase (decrease) in contract owners’ equity resulting from operations	288,566	(60,128)	190,996	(82,623)	431,587	(224,588)	316,359	(159,695)

Equity transactions:
Purchase payments received from contract owners (note 3)	40,352	68,200	116,443	321,307	59,375	361,648	404,927	191,230
Transfers between subaccounts (including fixed account), net (note 3)	(239,417)	(24,702)	(60,934)	106,111	(392,985)	622,218	(141,324)	525,921
Redemptions	(675,957)	(465,896)	(511,421)	(663,743)	(1,597,612)	(1,782,599)	(1,393,448)	(667,480)
Annuity benefits	(3,864)	(4,050)	-	-	(479)	(501)	(1,095)	(1,169)
Contract maintenance charges (note 2)	(363)	(414)	(855)	(704)	(208)	(217)	(323)	(320)
Contingent deferred sales charges (note 2)	(370)	(665)	(1,608)	(701)	(252)	(892)	(3,863)	(1,624)
Adjustments to maintain reserves	(227)	(199)	(49)	(49)	(143)	(142)	(53)	(56)

Net equity transactions	(879,846)	(427,726)	(458,424)	(237,779)	(1,932,304)	(800,485)	(1,135,179)	46,502

Net change in contract owners’ equity	(591,280)	(487,854)	(267,428)	(320,402)	(1,500,717)	(1,025,073)	(818,820)	(113,193)
Contract owners’ equity beginning of period	4,052,382	4,540,236	3,259,727	3,580,129	9,720,405	10,745,478	6,397,684	6,510,877

Contract owners’ equity end of period	$3,461,102	4,052,382	2,992,299	3,259,727	8,219,688	9,720,405	5,578,864	6,397,684

CHANGES IN UNITS:
Beginning units	262,210	290,579	257,630	274,908	744,569	804,875	490,367	485,410
Units purchased	12,423	40,391	21,201	48,727	34,978	117,487	44,899	60,091
Units redeemed	(69,460)	(68,760)	(58,346)	(66,005)	(182,324)	(177,793)	(134,359)	(55,134)

Ending units	205,173	262,210	220,485	257,630	597,223	744,569	400,907	490,367

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$81,566	68,523	235,437	317,492	86,487	140,862	79,848	95,701
Realized gain (loss) on investments	(122,641)	4,965	147,354	464,228	(28,625)	213,574	52,847	131,453
Change in unrealized gain (loss) on investments	99,387	(482,347)	(653,559)	(2,343,335)	(233,658)	(1,350,041)	(66,743)	(667,327)
Reinvested capital gains	198,626	252,734	1,158,364	1,137,485	593,215	798,592	237,555	285,489

Net increase (decrease) in contract owners’ equity resulting from operations	256,938	(156,125)	887,596	(424,130)	417,419	(197,013)	303,507	(154,684)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,629	126,083	199,170	535,858	246,255	267,082	255,312	62,943
Transfers between subaccounts (including fixed account), net (note 3)	44,935	320,460	(643,368)	571,186	(330,707)	(766,186)	(658,555)	(152,856)
Redemptions	(1,290,910)	(891,917)	(2,643,874)	(3,369,715)	(1,103,274)	(822,055)	(1,158,791)	(738,558)
Annuity benefits	(26,628)	(31,416)	(52,490)	(55,773)	(85,509)	(91,519)	(1,473)	(1,538)
Contract maintenance charges (note 2)	(430)	(416)	(1,430)	(1,359)	(292)	(962)	(233)	(236)
Contingent deferred sales charges (note 2)	(1,025)	(975)	(2,599)	(3,547)	(1,761)	(2,805)	(3,417)	(4,590)
Adjustments to maintain reserves	9,194	8,913	(288)	(153)	(51)	(102)	(54)	(118)

Net equity transactions	(1,214,235)	(469,268)	(3,144,879)	(2,323,503)	(1,275,339)	(1,416,547)	(1,567,211)	(834,953)

Net change in contract owners’ equity	(957,297)	(625,393)	(2,257,283)	(2,747,633)	(857,920)	(1,613,560)	(1,263,704)	(989,637)
Contract owners’ equity beginning of period	7,922,288	8,547,681	18,500,027	21,247,660	7,670,913	9,284,473	7,100,618	8,090,255

Contract owners’ equity end of period	$6,964,991	7,922,288	16,242,744	18,500,027	6,812,993	7,670,913	5,836,914	7,100,618

CHANGES IN UNITS:
Beginning units	630,392	666,519	1,367,417	1,539,548	498,620	598,430	566,754	631,852
Units purchased	51,781	96,584	45,373	114,165	28,444	56,910	20,916	21,981
Units redeemed	(140,201)	(132,711)	(281,898)	(286,296)	(119,392)	(156,720)	(143,875)	(87,079)

Ending units	541,972	630,392	1,130,892	1,367,417	407,672	498,620	443,795	566,754

	NVCBD1		NVCBD2		NVLCP2		TRF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$102,869	106,613	5,227	5,345	66,594	16,286	340,591	126,310
Realized gain (loss) on investments	6,520	(67,405)	2,790	1,406	(36,971)	(56,718)	1,268,999	2,619,032
Change in unrealized gain (loss) on investments	140,077	(173,566)	10,259	(27,325)	66,900	(84,128)	7,824,989	(2,613,952)
Reinvested capital gains	11,193	28,777	1,056	2,916	16,910	41,197	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,659	(105,581)	19,332	(17,658)	113,433	(83,363)	9,434,579	131,390

Equity transactions:
Purchase payments received from contract owners (note 3)	36,368	66,465	-	-	89,346	131,324	1,300,191	937,244
Transfers between subaccounts (including fixed account), net (note 3)	965,468	(125,056)	4,083	26,515	(275,881)	(345,983)	(3,237,016)	(1,550,748)
Redemptions	(1,438,936)	(724,267)	(39,622)	(18,324)	(522,510)	(359,989)	(10,891,723)	(13,253,094)
Annuity benefits	(6,503)	(6,641)	-	-	(5,953)	(4,774)	(83,074)	(105,620)
Contract maintenance charges (note 2)	(185)	(195)	-	-	(56)	(60)	(4,691)	(4,955)
Contingent deferred sales charges (note 2)	(674)	(930)	-	-	(230)	(94)	(9,022)	(9,510)
Adjustments to maintain reserves	(78)	(112)	(12)	(27)	(109)	(110)	(5,209)	(44,149)

Net equity transactions	(444,540)	(790,736)	(35,551)	8,164	(715,393)	(579,686)	(12,930,544)	(14,030,832)

Net change in contract owners’ equity	(183,881)	(896,317)	(16,219)	(9,494)	(601,960)	(663,049)	(3,495,965)	(13,899,442)
Contract owners’ equity beginning of period	5,785,133	6,681,450	619,561	629,055	4,620,949	5,283,998	102,391,116	116,290,558

Contract owners’ equity end of period	$5,601,252	5,785,133	603,342	619,561	4,018,989	4,620,949	98,895,151	102,391,116

CHANGES IN UNITS:
Beginning units	456,419	517,257	53,901	53,208	339,642	382,835	5,044,404	5,723,696
Units purchased	196,977	95,471	333	2,238	40,289	71,834	94,024	122,554
Units redeemed	(228,919)	(156,309)	(3,184)	(1,545)	(91,188)	(115,027)	(714,347)	(801,846)

Ending units	424,477	456,419	51,050	53,901	288,743	339,642	4,424,081	5,044,404

	TRF2		GBF		GBF2		GVIX8
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,292)	(2,767)	777,490	715,920	(7,033)	(10,941)	50,803	33,307
Realized gain (loss) on investments	21,838	14,706	(1,439,010)	(2,061,520)	(48,673)	(54,966)	(14,140)	168,644
Change in unrealized gain (loss) on investments	7,037	(15,045)	812,078	(96,049)	31,051	17,726	(53,484)	(332,721)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,583	(3,106)	150,558	(1,441,649)	(24,655)	(48,181)	(16,821)	(130,770)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,101	1,800	1,281,605	1,527,363	23,227	16,870	46,568	136,273
Transfers between subaccounts (including fixed account), net (note 3)	(9,539)	21,941	(2,970,927)	(1,003,390)	14,565	(261,427)	256,301	107,588
Redemptions	(43,832)	(22,452)	(14,525,484)	(15,281,355)	(362,812)	(462,632)	(228,254)	(409,320)
Annuity benefits	-	-	(100,446)	(115,242)	(584)	(602)	-	-
Contract maintenance charges (note 2)	-	-	(2,339)	(2,569)	-	-	(51)	(73)
Contingent deferred sales charges (note 2)	-	-	(9,725)	(13,072)	(9)	-	(1)	(613)
Adjustments to maintain reserves	(39)	(36)	2,396	971	122	125	(129)	(80)

Net equity transactions	(20,309)	1,253	(16,324,920)	(14,887,294)	(325,491)	(707,666)	74,434	(166,225)

Net change in contract owners’ equity	6,274	(1,853)	(16,174,362)	(16,328,943)	(350,146)	(755,847)	57,613	(296,995)
Contract owners’ equity beginning of period	309,663	311,516	115,978,772	132,307,715	2,165,726	2,921,573	3,842,420	4,139,415

Contract owners’ equity end of period	$315,937	309,663	99,804,410	115,978,772	1,815,580	2,165,726	3,900,033	3,842,420

CHANGES IN UNITS:
Beginning units	19,398	19,202	6,561,577	7,386,998	170,703	224,490	393,493	412,989
Units purchased	1,990	1,641	976,301	1,028,198	19,479	2,668	67,922	139,712
Units redeemed	(3,185)	(1,445)	(1,877,225)	(1,853,619)	(44,842)	(56,455)	(59,461)	(159,208)

Ending units	18,203	19,398	5,660,653	6,561,577	145,340	170,703	401,954	393,493

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$135,469	62,776	66,581	47,927	8,749	6,820	211,038	174,276
Realized gain (loss) on investments	1,716,197	3,866,731	225,556	135,344	18,555	63,720	(27,113)	311,868
Change in unrealized gain (loss) on investments	(1,976,388)	(4,652,413)	(84,561)	(459,932)	11,357	(178,035)	83,943	(1,770,503)
Reinvested capital gains	2,422,797	-	184,859	163,059	74,670	71,074	600,032	1,026,610

Net increase (decrease) in contract owners’ equity resulting from operations	2,298,075	(722,906)	392,435	(113,602)	113,331	(36,421)	867,900	(257,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	881,461	644,720	238,251	99,700	72,960	41,208	339,965	350,486
Transfers between subaccounts (including fixed account), net (note 3)	(346,078)	(1,036,489)	640,508	1,214,421	46,794	66,097	(454,039)	2,246,611
Redemptions	(5,418,189)	(5,698,038)	(667,096)	(645,103)	(440,241)	(220,966)	(3,570,259)	(4,140,710)
Annuity benefits	(129,639)	(138,443)	(6,536)	(1,945)	(2,577)	(1,733)	(28,300)	(33,050)
Contract maintenance charges (note 2)	(4,767)	(5,594)	(267)	(222)	(74)	(132)	(930)	(1,057)
Contingent deferred sales charges (note 2)	(6,223)	(11,351)	(2,110)	(677)	(67)	(887)	(2,070)	(1,586)
Adjustments to maintain reserves	(246)	(266)	(111)	(97)	(257)	(53)	(338)	(336)

Net equity transactions	(5,023,681)	(6,245,461)	202,639	666,077	(323,462)	(116,466)	(3,715,971)	(1,579,642)

Net change in contract owners’ equity	(2,725,606)	(6,968,367)	595,074	552,475	(210,131)	(152,887)	(2,848,071)	(1,837,391)
Contract owners’ equity beginning of period	35,640,578	42,608,945	7,652,493	7,100,018	1,849,856	2,002,743	31,125,420	32,962,811

Contract owners’ equity end of period	$32,914,972	35,640,578	8,247,567	7,652,493	1,639,725	1,849,856	28,277,349	31,125,420

CHANGES IN UNITS:
Beginning units	1,757,737	2,070,090	491,714	449,613	101,560	107,897	2,147,267	2,251,040
Units purchased	51,286	120,385	113,778	91,823	13,862	13,397	234,989	325,995
Units redeemed	(310,578)	(432,738)	(107,367)	(49,722)	(31,843)	(19,734)	(486,957)	(429,768)

Ending units	1,498,445	1,757,737	498,125	491,714	83,579	101,560	1,895,299	2,147,267

	GVIDM		GVDMA		GVDMC		MCIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$970,854	593,890	418,506	126,211	275,240	172,364	67,562	(78,708)
Realized gain (loss) on investments	6,059,170	6,841,573	339,357	453,988	1,032,390	693,625	2,351,857	3,078,644
Change in unrealized gain (loss) on investments	(6,659,537)	(17,234,253)	(1,185,357)	(3,888,725)	(972,834)	(4,080,284)	4,571,865	(12,516,999)
Reinvested capital gains	8,712,035	7,386,224	5,977,292	1,684,172	1,657,462	2,622,469	7,961,047	6,404,445

Net increase (decrease) in contract owners’ equity resulting from operations	9,082,522	(2,412,566)	5,549,798	(1,624,354)	1,992,258	(591,826)	14,952,331	(3,112,618)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,552,927	2,013,571	2,087,841	1,949,125	555,191	407,853	903,167	1,311,363
Transfers between subaccounts (including fixed account), net (note 3)	(1,798,675)	(2,455,468)	(1,441,299)	(2,844,184)	1,022,794	(781,114)	(1,340,477)	(1,097,447)
Redemptions	(21,768,476)	(21,694,508)	(7,939,386)	(11,909,270)	(7,236,883)	(6,911,927)	(10,487,282)	(11,267,824)
Annuity benefits	(502,902)	(563,387)	(294,270)	(326,642)	(101,654)	(127,503)	(65,832)	(68,648)
Contract maintenance charges (note 2)	(7,889)	(9,019)	(7,153)	(10,620)	(2,157)	(2,414)	(1,892)	(1,998)
Contingent deferred sales charges (note 2)	(20,071)	(26,779)	(16,597)	(21,114)	(5,732)	(2,634)	(7,106)	(5,805)
Adjustments to maintain reserves	(13,936)	(44,205)	1,993	3,233	(13,056)	(42,159)	(1,023)	(1,160)

Net equity transactions	(21,559,022)	(22,779,795)	(7,608,871)	(13,159,472)	(5,781,497)	(7,459,898)	(11,000,445)	(11,131,519)

Net change in contract owners’ equity	(12,476,500)	(25,192,361)	(2,059,073)	(14,783,826)	(3,789,239)	(8,051,724)	3,951,886	(14,244,137)
Contract owners’ equity beginning of period	169,858,361	195,050,722	83,637,013	98,420,839	47,802,919	55,854,643	87,080,346	101,324,483

Contract owners’ equity end of period	$157,381,861	169,858,361	81,577,940	83,637,013	44,013,680	47,802,919	91,032,232	87,080,346

CHANGES IN UNITS:
Beginning units	9,244,029	10,464,725	4,250,681	4,924,918	2,841,434	3,283,505	2,107,833	2,362,695
Units purchased	254,307	295,660	142,829	158,816	178,383	97,212	96,426	140,342
Units redeemed	(1,418,511)	(1,516,356)	(527,696)	(833,053)	(523,492)	(539,283)	(355,387)	(395,204)

Ending units	8,079,825	9,244,029	3,865,814	4,250,681	2,496,325	2,841,434	1,848,872	2,107,833

	SAM		NVMIG1		GVDIVI		GVDIV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,798,746)	(1,926,992)	118,387	(178,515)	97,289	3,989	3,531	(2,294)
Realized gain (loss) on investments	-	-	(1,044,481)	(503,221)	(309,583)	(200,779)	(26,460)	(4,663)
Change in unrealized gain (loss) on investments	-	-	(1,038,046)	(2,330,626)	388,948	(213,244)	30,109	(15,015)
Reinvested capital gains	3,323	-	783,158	2,481,480	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,795,423)	(1,926,992)	(1,180,982)	(530,882)	176,654	(410,034)	7,180	(21,972)

Equity transactions:
Purchase payments received from contract owners (note 3)	25,517,049	25,821,334	457,010	337,110	49,047	203,440	8	(10,814)
Transfers between subaccounts (including fixed account), net (note 3)	46,554,177	55,277,502	(665,840)	(1,548,311)	65,758	(177,434)	4,724	29,220
Redemptions	(82,643,540)	(93,329,805)	(4,311,908)	(4,164,724)	(773,769)	(1,102,783)	(16,069)	(47,449)
Annuity benefits	(186,643)	(173,186)	(6,626)	(7,301)	-	-	(6,092)	(7,605)
Contract maintenance charges (note 2)	(2,626)	(2,780)	(821)	(926)	(272)	(384)	(1)	-
Contingent deferred sales charges (note 2)	(17,814)	(20,540)	(2,507)	(1,556)	(3,904)	(745)	-	-
Adjustments to maintain reserves	24,849	(318)	(511)	(440)	(254)	(261)	(32)	(13)

Net equity transactions	(10,754,548)	(12,427,793)	(4,531,203)	(5,386,148)	(663,394)	(1,078,167)	(17,462)	(36,661)

Net change in contract owners’ equity	(12,549,971)	(14,354,785)	(5,712,185)	(5,917,030)	(486,740)	(1,488,201)	(10,282)	(58,633)
Contract owners’ equity beginning of period	175,550,857	189,905,642	39,086,661	45,003,691	5,875,407	7,363,608	341,316	399,949

Contract owners’ equity end of period	$163,000,886	175,550,857	33,374,476	39,086,661	5,388,667	5,875,407	331,034	341,316

CHANGES IN UNITS:
Beginning units	15,081,802	16,141,538	2,150,022	2,436,877	693,243	814,889	27,893	30,589
Units purchased	13,958,056	16,801,857	73,959	60,207	87,970	82,271	9,897	2,972
Units redeemed	(14,864,818)	(17,861,593)	(327,688)	(347,062)	(169,712)	(203,917)	(10,803)	(5,668)

Ending units	14,175,040	15,081,802	1,896,293	2,150,022	611,501	693,243	26,987	27,893

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(71,727)	(178,514)	(3,984)	(6,155)	45,211	5,807	554	(18,555)
Realized gain (loss) on investments	569,027	2,294,977	33,130	25,289	(380,708)	42,852	116,889	170,231
Change in unrealized gain (loss) on investments	(3,205,598)	(3,655,159)	(72,474)	(43,692)	554,353	(1,291,693)	(48,194)	(624,267)
Reinvested capital gains	2,846,957	2,010,924	40,882	29,184	704,250	892,910	260,428	326,500

Net increase (decrease) in contract owners’ equity resulting from operations	138,659	472,228	(2,446)	4,626	923,106	(350,124)	329,677	(146,091)

Equity transactions:
Purchase payments received from contract owners (note 3)	155,717	272,157	-	229	107,729	118,648	246	2,906
Transfers between subaccounts (including fixed account), net (note 3)	(1,155,233)	(2,230,001)	(31)	(157)	(74,749)	(486,826)	(40,475)	(66,012)
Redemptions	(2,218,583)	(2,758,179)	(95,965)	(51,683)	(1,140,751)	(1,212,498)	(425,995)	(399,091)
Annuity benefits	(30,381)	(33,840)	-	-	(140)	(150)	(10,157)	(10,493)
Contract maintenance charges (note 2)	(857)	(1,097)	-	-	(105)	(104)	(8)	(11)
Contingent deferred sales charges (note 2)	(1,199)	(1,531)	-	-	(748)	(2,713)	-	(7)
Adjustments to maintain reserves	(292)	(506)	(31)	(19)	(237)	(185)	(162)	(13)

Net equity transactions	(3,250,828)	(4,752,997)	(96,027)	(51,630)	(1,109,001)	(1,583,828)	(476,551)	(472,721)

Net change in contract owners’ equity	(3,112,169)	(4,280,769)	(98,473)	(47,004)	(185,895)	(1,933,952)	(146,874)	(618,812)
Contract owners’ equity beginning of period	22,112,220	26,392,989	342,434	389,438	7,526,830	9,460,782	2,710,984	3,329,796

Contract owners’ equity end of period	$19,000,051	22,112,220	243,961	342,434	7,340,935	7,526,830	2,564,110	2,710,984

CHANGES IN UNITS:
Beginning units	1,442,117	1,758,923	24,414	28,077	473,437	570,339	191,245	224,762
Units purchased	48,023	220,814	-	16	68,670	58,493	1,705	521
Units redeemed	(263,433)	(537,620)	(7,047)	(3,679)	(140,575)	(155,395)	(36,708)	(34,038)

Ending units	1,226,707	1,442,117	17,367	24,414	401,532	473,437	156,242	191,245

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(736,802)	(912,697)	(65,424)	(82,564)	129,039	(8,969)	(232,085)	(287,283)
Realized gain (loss) on investments	2,911,990	5,836,767	232,038	571,240	1,816,776	2,977,692	(214,256)	1,637,631
Change in unrealized gain (loss) on investments	(6,612,391)	(17,045,336)	(579,286)	(1,437,153)	1,941,833	(12,566,686)	(2,770,671)	(4,753,481)
Reinvested capital gains	7,630,995	11,563,439	593,674	910,070	5,298,264	7,115,590	4,519,833	3,332,172

Net increase (decrease) in contract owners’ equity resulting from operations	3,193,792	(557,827)	181,002	(38,407)	9,185,912	(2,482,373)	1,302,821	(70,961)

Equity transactions:
Purchase payments received from contract owners (note 3)	498,847	893,518	70,627	103,657	575,352	445,027	171,159	250,363
Transfers between subaccounts (including fixed account), net (note 3)	(2,212,886)	(2,652,553)	(544,543)	(586,634)	(1,572,131)	(1,585,685)	(667,094)	717,616
Redemptions	(7,238,675)	(9,639,820)	(476,505)	(413,822)	(6,567,135)	(7,233,874)	(2,589,134)	(2,807,214)
Annuity benefits	(68,376)	(80,362)	-	-	(21,250)	(23,453)	(7,282)	(8,407)
Contract maintenance charges (note 2)	(2,028)	(2,383)	-	-	(944)	(1,066)	(543)	(621)
Contingent deferred sales charges (note 2)	(6,271)	(6,368)	-	-	(5,586)	(2,671)	(1,845)	(1,534)
Adjustments to maintain reserves	(5,296)	(41)	(55)	(72)	(224)	(402)	(501)	(541)

Net equity transactions	(9,034,685)	(11,488,009)	(950,476)	(896,871)	(7,591,918)	(8,402,124)	(3,095,240)	(1,850,338)

Net change in contract owners’ equity	(5,840,893)	(12,045,836)	(769,474)	(935,278)	1,593,994	(10,884,497)	(1,792,419)	(1,921,299)
Contract owners’ equity beginning of period	72,527,380	84,573,216	5,731,830	6,667,108	60,676,166	71,560,663	22,496,971	24,418,270

Contract owners’ equity end of period	$66,686,487	72,527,380	4,962,356	5,731,830	62,270,160	60,676,166	20,704,552	22,496,971

CHANGES IN UNITS:
Beginning units	4,860,617	5,597,305	401,461	459,141	3,573,773	4,045,766	983,995	1,063,211
Units purchased	125,412	246,140	10,099	31,139	111,392	145,394	58,897	193,175
Units redeemed	(740,394)	(982,828)	(79,506)	(88,819)	(531,002)	(617,387)	(196,663)	(272,391)

Ending units	4,245,635	4,860,617	332,054	401,461	3,154,163	3,573,773	846,229	983,995

	SCGF2		SCVF		SCVF2		SCF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,644)	(5,902)	(392,558)	(424,564)	(9,343)	(10,120)	(618,202)	(669,247)
Realized gain (loss) on investments	9,185	41,882	2,564,463	4,555,261	69,512	19,037	2,756,269	2,212,759
Change in unrealized gain (loss) on investments	(50,423)	(86,438)	8,294,945	(20,296,164)	15,766	(150,420)	1,744,624	(12,626,826)
Reinvested capital gains	59,315	44,938	8,320,822	9,510,112	68,390	80,004	12,199,615	8,928,544

Net increase (decrease) in contract owners’ equity resulting from operations	13,433	(5,520)	18,787,672	(6,655,355)	144,325	(61,499)	16,082,306	(2,154,770)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,250	693,722	1,239,527	4,120	6,285	918,335	854,823
Transfers between subaccounts (including fixed account), net (note 3)	(22,225)	3,599	(1,231,598)	(2,890,628)	96,396	43,929	(1,968,634)	(3,622,964)
Redemptions	(27,747)	(36,128)	(8,502,044)	(10,564,885)	(86,624)	(18,319)	(7,771,862)	(9,401,425)
Annuity benefits	(40)	(44)	(47,569)	(48,113)	(117)	(121)	(36,723)	(44,413)
Contract maintenance charges (note 2)	-	-	(1,724)	(1,854)	-	-	(1,829)	(2,075)
Contingent deferred sales charges (note 2)	-	-	(5,470)	(7,181)	(18)	-	(4,878)	(5,803)
Adjustments to maintain reserves	(50)	(30)	(2,479)	(1,647)	(43)	5	(348)	(684)

Net equity transactions	(50,062)	(26,353)	(9,097,162)	(12,274,781)	13,714	31,779	(8,865,939)	(12,222,541)

Net change in contract owners’ equity	(36,629)	(31,873)	9,690,510	(18,930,136)	158,039	(29,720)	7,216,367	(14,377,311)
Contract owners’ equity beginning of period	286,553	318,426	84,464,510	103,394,646	712,848	742,568	81,750,502	96,127,813

Contract owners’ equity end of period	$249,924	286,553	94,155,020	84,464,510	870,887	712,848	88,966,869	81,750,502

CHANGES IN UNITS:
Beginning units	19,490	21,402	1,933,652	2,196,959	36,300	34,791	2,216,569	2,531,314
Units purchased	405	3,296	63,377	54,597	8,872	2,545	80,213	60,900
Units redeemed	(3,920)	(5,208)	(267,530)	(317,904)	(9,112)	(1,036)	(311,741)	(375,645)

Ending units	15,975	19,490	1,729,499	1,933,652	36,060	36,300	1,985,041	2,216,569

	SCF2		MSBF		NVSTB2		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(18,503)	(24,470)	826,679	346,725	36,468	57,075	(1,301,072)	(1,902,414)
Realized gain (loss) on investments	98,000	149,898	556,962	672,951	(40,865)	(18,641)	8,862,844	17,702,648
Change in unrealized gain (loss) on investments	(59,634)	(304,652)	1,455,833	(2,725,657)	112,833	(150,964)	(78,721,218)	(57,057,316)
Reinvested capital gains	162,591	131,786	-	-	-	-	79,180,010	56,309,141

Net increase (decrease) in contract owners’ equity resulting from operations	182,454	(47,438)	2,839,474	(1,705,981)	108,436	(112,530)	8,020,564	15,052,059

Equity transactions:
Purchase payments received from contract owners (note 3)	8,468	1,145	393,255	776,491	55,639	92,307	4,013,628	3,333,127
Transfers between subaccounts (including fixed account), net (note 3)	(27,403)	(42,180)	21,108	(1,711,682)	(95,174)	1,983,408	15,591,067	(9,180,484)
Redemptions	(222,371)	(375,958)	(4,990,247)	(5,476,847)	(1,222,422)	(1,072,865)	(40,797,091)	(43,777,555)
Annuity benefits	-	-	(34,876)	(37,496)	(36,270)	(37,746)	(367,217)	(413,783)
Contract maintenance charges (note 2)	-	-	(318)	(343)	(57)	(64)	(10,037)	(11,117)
Contingent deferred sales charges (note 2)	-	-	(2,483)	(975)	(33)	(464)	(19,993)	(16,004)
Adjustments to maintain reserves	(22)	(47)	3,795	2,557	(179)	(131)	3,855	1,988

Net equity transactions	(241,328)	(417,040)	(4,609,766)	(6,448,295)	(1,298,496)	964,445	(21,585,788)	(50,063,828)

Net change in contract owners’ equity	(58,874)	(464,478)	(1,770,292)	(8,154,276)	(1,190,060)	851,915	(13,565,224)	(35,011,769)
Contract owners’ equity beginning of period	1,129,265	1,593,743	40,117,702	48,271,978	8,321,461	7,469,546	357,546,018	392,557,787

Contract owners’ equity end of period	$1,070,391	1,129,265	38,347,410	40,117,702	7,131,401	8,321,461	343,980,794	357,546,018

CHANGES IN UNITS:
Beginning units	55,762	75,243	2,169,533	2,511,214	764,104	669,211	14,720,969	16,797,856
Units purchased	1,745	1,031	176,009	120,681	205,319	348,066	1,492,664	276,893
Units redeemed	(13,479)	(20,512)	(416,198)	(462,362)	(325,078)	(253,173)	(2,386,938)	(2,353,780)

Ending units	44,028	55,762	1,929,344	2,169,533	644,345	764,104	13,826,695	14,720,969

	NVOLG2		NVTIV3		EIF		NVRE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(84,796)	(114,483)	15,641	22,494	338,376	103,322	628,114	1,261,154
Realized gain (loss) on investments	284,452	605,627	(296,651)	83,973	2,235,725	2,983,358	(2,312,242)	3,219,253
Change in unrealized gain (loss) on investments	(1,576,677)	(1,407,322)	224,962	(352,928)	716,435	(5,075,950)	200,605	(22,852,113)
Reinvested capital gains	1,436,794	1,166,735	30,892	133,104	-	-	6,048,194	12,536,269

Net increase (decrease) in contract owners’ equity resulting from operations	59,773	250,557	(25,156)	(113,357)	3,290,536	(1,989,270)	4,564,671	(5,835,437)

Equity transactions:
Purchase payments received from contract owners (note 3)	91,857	342,112	51,426	83,785	417,770	369,313	568,289	882,178
Transfers between subaccounts (including fixed account), net (note 3)	(297,719)	(141,197)	(329,630)	582,652	(1,102,356)	(1,706,408)	(2,493,631)	(4,375,167)
Redemptions	(1,249,098)	(1,458,149)	(458,949)	(442,592)	(3,186,565)	(3,193,116)	(8,825,655)	(8,973,325)
Annuity benefits	(9,853)	(10,245)	(572)	-	(21,574)	(32,726)	(51,725)	(53,914)
Contract maintenance charges (note 2)	-	-	(330)	(393)	(752)	(761)	(1,835)	(2,281)
Contingent deferred sales charges (note 2)	(56)	-	(412)	(1,132)	(3,330)	(729)	(5,799)	(8,225)
Adjustments to maintain reserves	118	39	325	(138)	(357)	(400)	(7,128)	1,012

Net equity transactions	(1,464,751)	(1,267,440)	(738,142)	222,182	(3,897,164)	(4,564,827)	(10,817,484)	(12,529,722)

Net change in contract owners’ equity	(1,404,978)	(1,016,883)	(763,298)	108,825	(606,628)	(6,554,097)	(6,252,813)	(18,365,159)
Contract owners’ equity beginning of period	7,423,728	8,440,611	2,646,233	2,537,408	23,934,520	30,488,617	78,318,071	96,683,230

Contract owners’ equity end of period	$6,018,750	7,423,728	1,882,935	2,646,233	23,327,892	23,934,520	72,065,258	78,318,071

CHANGES IN UNITS:
Beginning units	327,376	383,627	185,260	169,031	1,274,443	1,504,917	5,670,812	6,557,623
Units purchased	7,109	17,980	16,366	91,790	127,019	96,478	343,450	534,959
Units redeemed	(73,164)	(74,231)	(72,313)	(75,561)	(336,598)	(326,952)	(1,101,666)	(1,421,770)

Ending units	261,321	327,376	129,313	185,260	1,064,864	1,274,443	4,912,596	5,670,812

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(45)	939	3,262	-	13,581	642	2,508	86
Realized gain (loss) on investments	(4,971)	(84)	2,787	-	(17,973)	(3,621)	(164)	109
Change in unrealized gain (loss) on investments	7,262	(6,036)	5,911	-	59,542	(66,070)	6,613	(13,638)
Reinvested capital gains	934	1,035	560	-	-	-	500	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,180	(4,146)	12,520	-	55,150	(69,049)	9,457	(13,443)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11,473	-	-	7,037	6,278	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(27,846)	70,809	281,712	-	(9,374)	72,644	(8,891)	19,927
Redemptions	(2,060)	(1,192)	-	-	(62,063)	(45,396)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(23)	(23)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(11)	1	1	-	(9)	(3)	(6)	-

Net equity transactions	(29,917)	81,091	281,713	-	(64,432)	33,500	(8,897)	19,927

Net change in contract owners’ equity	(26,737)	76,945	294,233	-	(9,282)	(35,549)	560	6,484
Contract owners’ equity beginning of period	76,945	-	-	-	1,087,559	1,123,108	235,952	229,468

Contract owners’ equity end of period	$50,208	76,945	294,233	-	1,078,277	1,087,559	236,512	235,952

CHANGES IN UNITS:
Beginning units	8,193	-	-	-	105,170	102,255	22,784	20,964
Units purchased	2,697	8,318	33,926	-	12,516	8,445	1,423	1,820
Units redeemed	(5,928)	(125)	(4,837)	-	(18,508)	(5,530)	(2,293)	-

Ending units	4,962	8,193	29,089	-	99,178	105,170	21,914	22,784

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$3,400	1,833	538	241	1,696	(3,105)	107,546	65,408
Realized gain (loss) on investments	(216)	478	(284)	1,206	(78,065)	(28,774)	97,457	312,146
Change in unrealized gain (loss) on investments	13,508	(17,868)	2,797	(4,278)	174,346	(211,660)	1,018,061	(525,625)
Reinvested capital gains	-	-	-	-	263,518	135,408	283,137	133,012

Net increase (decrease) in contract owners’ equity resulting from operations	16,692	(15,557)	3,051	(2,831)	361,495	(108,131)	1,506,201	(15,059)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,318	20,427	9,867	9,574	64,217	53,586	137,341	173,119
Transfers between subaccounts (including fixed account), net (note 3)	90,769	57,891	-	(7,966)	952,612	436,536	6,083,260	3,213,082
Redemptions	(5,695)	(8,867)	(7,255)	(18,039)	(156,096)	(257,805)	(1,224,981)	(655,922)
Annuity benefits	-	-	-	-	-	-	(489)	-
Contract maintenance charges (note 2)	(19)	(19)	(3)	(4)	(1)	(17)	(194)	(146)
Contingent deferred sales charges (note 2)	(4)	-	-	-	(1)	(233)	(219)	(759)
Adjustments to maintain reserves	(10)	(15)	(11)	(3)	(96)	(76)	(600)	(87)

Net equity transactions	106,359	69,417	2,598	(16,438)	860,635	231,991	4,994,118	2,729,287

Net change in contract owners’ equity	123,051	53,860	5,649	(19,269)	1,222,130	123,860	6,500,319	2,714,228
Contract owners’ equity beginning of period	295,546	241,686	67,718	86,987	1,527,104	1,403,244	10,033,232	7,319,004

Contract owners’ equity end of period	$418,597	295,546	73,367	67,718	2,749,234	1,527,104	16,533,551	10,033,232

CHANGES IN UNITS:
Beginning units	28,718	22,298	6,535	8,031	125,081	108,080	767,070	558,765
Units purchased	12,655	7,246	940	892	114,129	69,830	681,135	450,912
Units redeemed	(2,968)	(826)	(700)	(2,388)	(50,712)	(52,829)	(302,193)	(242,607)

Ending units	38,405	28,718	6,775	6,535	188,498	125,081	1,146,012	767,070

	AMTB		AMGP		AMCG		AMMCGS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(39,754)	24,771	(2,386)	(2,444)	(3,697)	(3,885)	(14,842)	(2,422)
Realized gain (loss) on investments	(288,289)	(207,965)	1,656	10,904	(2,617)	52	(16,267)	(1,936)
Change in unrealized gain (loss) on investments	360,725	10,345	(24,174)	(78,664)	1,500	(17,326)	7,522	(49,663)
Reinvested capital gains	-	-	38,283	54,205	10,844	18,935	52,804	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,682	(172,849)	13,379	(15,999)	6,030	(2,224)	29,217	(54,021)

Equity transactions:
Purchase payments received from contract owners (note 3)	38,443	123,598	-	(2,009)	2,165	5	5,752	183
Transfers between subaccounts (including fixed account), net (note 3)	(415,914)	1,482,146	(691)	(6,561)	14,686	24,730	83,970	1,271,099
Redemptions	(1,997,843)	(3,495,264)	(14,041)	(15,629)	(4,635)	(20,944)	(233,198)	(7,409)
Annuity benefits	(17,569)	(19,492)	-	-	(996)	(1,109)	(1,734)	(473)
Contract maintenance charges (note 2)	(276)	(328)	(4)	(4)	(19)	(21)	(12)	-
Contingent deferred sales charges (note 2)	(201)	(3,192)	-	-	-	-	(349)	-
Adjustments to maintain reserves	(312)	(256)	(18)	22	62	266	(117)	(7)

Net equity transactions	(2,393,672)	(1,912,788)	(14,754)	(24,181)	11,263	2,927	(145,688)	1,263,393

Net change in contract owners’ equity	(2,360,990)	(2,085,637)	(1,375)	(40,180)	17,293	703	(116,471)	1,209,372
Contract owners’ equity beginning of period	16,793,902	18,879,539	204,993	245,173	217,825	217,122	1,209,372	-

Contract owners’ equity end of period	$14,432,912	16,793,902	203,618	204,993	235,118	217,825	1,092,901	1,209,372

CHANGES IN UNITS:
Beginning units	1,530,843	1,702,995	11,362	12,744	8,929	8,785	123,445	-
Units purchased	799,323	567,711	-	1,879	573	1,409	18,331	129,008
Units redeemed	(1,016,516)	(739,863)	(719)	(3,261)	(191)	(1,265)	(32,973)	(5,563)

Ending units	1,313,650	1,530,843	10,643	11,362	9,311	8,929	108,803	123,445

	AMTP		AMSRS		PMVSTA		ALVGIB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(402)	(434)	(31,221)	(54,629)	376	-	(9,463)	(7,835)
Realized gain (loss) on investments	457	751	543,277	880,093	42	-	123,032	80,650
Change in unrealized gain (loss) on investments	6,623	(10,578)	(128,112)	(1,823,134)	(1,340)	-	(93,323)	(76,529)
Reinvested capital gains	4,168	3,737	283,108	864,198	1,296	-	53,998	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,846	(6,524)	667,052	(133,472)	374	-	74,244	(3,714)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6	18,122	43,349	-	-	10,237	22
Transfers between subaccounts (including fixed account), net (note 3)	(71)	4,517	(781,616)	(955,514)	648,837	-	(105,838)	57,709
Redemptions	(1,043)	(913)	(855,500)	(1,055,121)	-	-	(133,636)	(209,509)
Annuity benefits	-	-	(3,154)	(4,652)	-	-	-	-
Contract maintenance charges (note 2)	(12)	(11)	(140)	(176)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(444)	(589)	-	-	-	-
Adjustments to maintain reserves	3	2	(91)	(181)	(65)	-	(47)	(22)

Net equity transactions	(1,123)	3,601	(1,622,823)	(1,972,884)	648,772	-	(229,284)	(151,800)

Net change in contract owners’ equity	9,723	(2,923)	(955,771)	(2,106,356)	649,146	-	(155,040)	(155,514)
Contract owners’ equity beginning of period	43,707	46,630	8,737,304	10,843,660	-	-	1,036,956	1,192,470

Contract owners’ equity end of period	$53,430	43,707	7,781,533	8,737,304	649,146	-	881,916	1,036,956

CHANGES IN UNITS:
Beginning units	2,677	2,502	416,126	509,600	-	-	58,744	67,370
Units purchased	-	220	1,742	18,204	70,516	-	4,033	3,477
Units redeemed	(60)	(45)	(77,178)	(111,678)	(6,466)	-	(17,201)	(12,103)

Ending units	2,617	2,677	340,690	416,126	64,050	-	45,576	58,744

	ALVPGB		ALVSVB		ACVIG		ACVIG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(13,203)	(15,131)	(60,237)	(59,038)	665,297	573,395	1,173	(326)
Realized gain (loss) on investments	50,813	219,263	(330,443)	26,739	1,856,276	1,168,123	34,644	60,536
Change in unrealized gain (loss) on investments	(118,285)	(194,573)	1,215,934	(1,383,730)	2,622,941	(11,052,373)	11,565	(152,671)
Reinvested capital gains	89,535	72,876	320,014	994,676	1,007,805	5,209,093	9,450	49,755

Net increase (decrease) in contract owners’ equity resulting from operations	8,860	82,435	1,145,268	(421,353)	6,152,319	(4,101,762)	56,832	(42,706)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	35,432	84,361	517,240	646,670	15,744	675
Transfers between subaccounts (including fixed account), net (note 3)	63,369	(45,084)	812,306	(152,953)	(541,923)	(1,848,783)	64,004	43,839
Redemptions	(41,730)	(360,476)	(955,782)	(527,194)	(6,230,058)	(6,301,898)	(47,641)	(88,218)
Annuity benefits	-	-	(31,193)	(32,576)	(26,618)	(28,577)	(517)	(531)
Contract maintenance charges (note 2)	-	-	(41)	(60)	(1,086)	(1,175)	-	-
Contingent deferred sales charges (note 2)	-	-	(387)	(419)	(4,182)	(5,483)	-	-
Adjustments to maintain reserves	(21)	(70)	(238)	(138)	(6,117)	(1,211)	128	92

Net equity transactions	21,618	(405,630)	(139,903)	(628,979)	(6,292,744)	(7,540,457)	31,718	(44,143)

Net change in contract owners’ equity	30,478	(323,195)	1,005,365	(1,050,332)	(140,425)	(11,642,219)	88,550	(86,849)
Contract owners’ equity beginning of period	720,217	1,043,412	5,663,085	6,713,417	54,013,280	65,655,499	510,887	597,736

Contract owners’ equity end of period	$750,695	720,217	6,668,450	5,663,085	53,872,855	54,013,280	599,437	510,887

CHANGES IN UNITS:
Beginning units	38,097	60,218	287,044	317,042	2,448,116	2,789,911	30,472	32,813
Units purchased	6,938	2,061	91,480	30,318	104,806	137,386	6,058	2,716
Units redeemed	(5,599)	(24,182)	(95,175)	(60,316)	(376,366)	(479,181)	(4,186)	(5,057)

Ending units	39,436	38,097	283,349	287,044	2,176,556	2,448,116	32,344	30,472

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$196,814	274,108	(1,265)	(12,178)	100,542	89,782	(763)	(877)
Realized gain (loss) on investments	(514,190)	(773,130)	58,049	42,286	764,815	1,332,289	23,265	30,535
Change in unrealized gain (loss) on investments	1,010,136	(597,010)	(159,303)	(35,121)	1,662,349	(2,632,688)	60,025	(69,054)
Reinvested capital gains	212,662	-	-	-	729,096	794,897	23,921	23,088

Net increase (decrease) in contract owners’ equity resulting from operations	905,422	(1,096,032)	(102,519)	(5,013)	3,256,802	(415,720)	106,448	(16,308)

Equity transactions:
Purchase payments received from contract owners (note 3)	374,290	542,102	36,370	35,230	251,867	329,359	-	(10)
Transfers between subaccounts (including fixed account), net (note 3)	783,028	(3,305,794)	(51,585)	26,480	3,800,023	(1,438,625)	168,914	(4,858)
Redemptions	(2,705,321)	(3,274,551)	(92,778)	(111,474)	(1,860,154)	(2,403,488)	(15,051)	(8,978)
Annuity benefits	(85,169)	(89,959)	(1,710)	(1,479)	(956)	-	(29,429)	(28,198)
Contract maintenance charges (note 2)	(257)	(318)	-	-	(352)	(371)	5	9
Contingent deferred sales charges (note 2)	(901)	(1,338)	(545)	(707)	(3,299)	(2,234)	-	-
Adjustments to maintain reserves	(387)	(359)	(3,896)	9,113	(586)	(236)	(796)	(2)

Net equity transactions	(1,634,717)	(6,130,217)	(114,144)	(42,837)	2,186,543	(3,515,595)	123,643	(42,037)

Net change in contract owners’ equity	(729,295)	(7,226,249)	(216,663)	(47,850)	5,443,345	(3,931,315)	230,091	(58,345)
Contract owners’ equity beginning of period	28,375,176	35,601,425	1,550,603	1,598,453	14,429,721	18,361,036	473,761	532,106

Contract owners’ equity end of period	$27,645,881	28,375,176	1,333,940	1,550,603	19,873,066	14,429,721	703,852	473,761

CHANGES IN UNITS:
Beginning units	2,016,925	2,451,935	82,447	83,742	729,254	903,966	-	23,273
Units purchased	180,529	97,718	12,960	8,896	288,518	104,994	-	-
Units redeemed	(293,108)	(532,728)	(20,405)	(10,191)	(191,897)	(279,706)	-	(23,273)

Ending units	1,904,346	2,016,925	75,002	82,447	825,875	729,254	-	-

	ACVU1		ACVV		DVMCSS		DVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(295)	(279)	12,241	21,074	(4,928)	(9,924)	(48,773)	(97,452)
Realized gain (loss) on investments	108	123	126,581	167,334	(96,562)	(24,687)	1,134,363	2,069,796
Change in unrealized gain (loss) on investments	(86)	(926)	198,526	(290,277)	199,793	(212,519)	1,885,969	(4,420,391)
Reinvested capital gains	827	1,973	-	-	104,877	200,825	1,927,233	1,675,969

Net increase (decrease) in contract owners’ equity resulting from operations	554	891	337,348	(101,869)	203,180	(46,305)	4,898,792	(772,078)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	24,023	26,915	191,495	47,105	169,940	506,584
Transfers between subaccounts (including fixed account), net (note 3)	-	-	2,508	59,695	149,290	865,523	588,188	(1,204,843)
Redemptions	-	-	(196,096)	(252,477)	(117,954)	(215,789)	(2,772,801)	(3,017,716)
Annuity benefits	-	-	-	-	-	-	(35,289)	(38,904)
Contract maintenance charges (note 2)	-	-	-	-	(8)	(11)	(914)	(1,332)
Contingent deferred sales charges (note 2)	-	-	(846)	(1,171)	(1)	(129)	(5,385)	(2,975)
Adjustments to maintain reserves	(2)	(1)	2,729	374	(72)	(47)	(7,681)	(2,346)

Net equity transactions	(2)	(1)	(167,682)	(166,664)	222,750	696,652	(2,063,942)	(3,761,532)

Net change in contract owners’ equity	552	890	169,666	(268,533)	425,930	650,347	2,834,850	(4,533,610)
Contract owners’ equity beginning of period	21,060	20,170	1,907,531	2,176,064	1,274,437	624,090	22,285,881	26,819,491

Contract owners’ equity end of period	$21,612	21,060	2,077,197	1,907,531	1,700,367	1,274,437	25,120,731	22,285,881

CHANGES IN UNITS:
Beginning units	1,197	1,197	61,186	66,415	121,436	57,261	892,477	1,036,355
Units purchased	-	-	4,460	6,255	69,403	127,273	96,749	66,267
Units redeemed	-	-	(9,873)	(11,484)	(48,599)	(63,098)	(179,408)	(210,145)

Ending units	1,197	1,197	55,773	61,186	142,240	121,436	809,818	892,477

	DCAP		DCAPS		DSC		DVIV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$253,130	323,921	(4,664)	(4,787)	(336)	(325)	17	80
Realized gain (loss) on investments	2,977,738	4,298,841	29,988	73,594	88	185	-	304
Change in unrealized gain (loss) on investments	(7,313,692)	(9,284,167)	(105,819)	(162,921)	2,515	(733)	(61)	(182)
Reinvested capital gains	7,138,708	2,731,452	123,646	47,426	2,140	412	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,055,884	(1,929,953)	43,151	(46,688)	4,407	(461)	(44)	202

Equity transactions:
Purchase payments received from contract owners (note 3)	479,241	743,804	7,253	41	1,080	15,542	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(2,007,967)	(2,426,994)	(1,564)	27,804	-	-	-	-
Redemptions	(5,930,797)	(6,539,855)	(143,341)	(137,660)	-	(206)	-	(3,631)
Annuity benefits	(45,647)	(48,457)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(787)	(909)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,649)	(5,735)	-	(21)	-	-	-	-
Adjustments to maintain reserves	360	(1,479)	(17)	(55)	(12)	2	(3)	(7)

Net equity transactions	(7,509,246)	(8,279,625)	(137,669)	(109,891)	1,068	15,338	(3)	(3,638)

Net change in contract owners’ equity	(4,453,362)	(10,209,578)	(94,518)	(156,579)	5,475	14,877	(47)	(3,436)
Contract owners’ equity beginning of period	50,562,575	60,772,153	859,323	1,015,902	26,995	12,118	1,834	5,270

Contract owners’ equity end of period	$46,109,213	50,562,575	764,805	859,323	32,470	26,995	1,787	1,834

CHANGES IN UNITS:
Beginning units	2,239,783	2,602,296	54,230	61,065	1,648	697	122	342
Units purchased	39,371	56,220	649	1,841	66	962	-	-
Units redeemed	(367,455)	(418,733)	(9,153)	(8,676)	-	(11)	-	(220)

Ending units	1,911,699	2,239,783	45,726	54,230	1,714	1,648	122	122

	FCA2S		FHIBS		FQB		FQBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(704)	(850)	54,484	55,638	1,727,513	2,091,337	36,853	50,492
Realized gain (loss) on investments	(6,036)	(643)	(23,659)	13,951	169,896	(294,077)	11,948	90,198
Change in unrealized gain (loss) on investments	(5,993)	(17,165)	106,555	(140,161)	(8,096)	(2,729,739)	(4,675)	(202,444)
Reinvested capital gains	-	307	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,733)	(18,351)	137,380	(70,572)	1,889,313	(932,479)	44,126	(61,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	711	675	20,799	-	726,928	720,520	2,261	16,790
Transfers between subaccounts (including fixed account), net (note 3)	2,273	1,560	14,476	15,463	(1,421,070)	(1,421,951)	(8,945)	20,780
Redemptions	(23,856)	(3,038)	(523,196)	(162,086)	(8,004,900)	(9,438,135)	(374,391)	(421,586)
Annuity benefits	-	-	(206)	(209)	(60,845)	(68,346)	(910)	(946)
Contract maintenance charges (note 2)	-	-	-	-	(756)	(839)	-	-
Contingent deferred sales charges (note 2)	-	-	(8)	(7)	(1,998)	(1,240)	(19)	(44)
Adjustments to maintain reserves	(30)	(31)	25	(66)	(675)	403	107	187

Net equity transactions	(20,902)	(834)	(488,110)	(146,905)	(8,763,316)	(10,209,588)	(381,897)	(384,819)

Net change in contract owners’ equity	(33,635)	(19,185)	(350,730)	(217,477)	(6,874,003)	(11,142,067)	(337,771)	(446,573)
Contract owners’ equity beginning of period	205,561	224,746	1,521,112	1,738,589	70,010,492	81,152,559	2,654,008	3,100,581

Contract owners’ equity end of period	$171,926	205,561	1,170,382	1,521,112	63,136,489	70,010,492	2,316,237	2,654,008

CHANGES IN UNITS:
Beginning units	18,951	19,014	79,104	86,163	3,802,568	4,354,125	191,517	218,149
Units purchased	290	198	3,071	3,631	193,451	165,751	4,037	15,623
Units redeemed	(2,381)	(261)	(28,423)	(10,690)	(656,222)	(717,308)	(31,269)	(42,255)

Ending units	16,860	18,951	53,752	79,104	3,339,797	3,802,568	164,285	191,517

	FVSS2		FB2		FCS		FNRS2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,155)	(4,402)	7,461	-	(49,744)	(27,121)	(66,151)	(27,675)
Realized gain (loss) on investments	52,693	64,266	7,038	-	180,126	143,166	(401,297)	(639,383)
Change in unrealized gain (loss) on investments	(33,891)	(75,857)	(4,886)	-	(363,133)	(1,445,577)	3,652,000	(2,573,561)
Reinvested capital gains	-	327	371	-	1,023,251	1,268,782	-	398,190

Net increase (decrease) in contract owners’ equity resulting from operations	15,647	(15,666)	9,984	-	790,500	(60,750)	3,184,552	(2,842,429)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,699	1,674	342	-	210,951	260,347	277,273	313,836
Transfers between subaccounts (including fixed account), net (note 3)	(70,524)	(5,604)	937,805	-	(355,555)	(28,051)	2,944,013	(121,697)
Redemptions	(18,667)	(78,450)	(67,973)	-	(1,220,674)	(1,486,960)	(1,274,476)	(1,510,703)
Annuity benefits	-	-	-	-	-	-	(15,742)	(19,133)
Contract maintenance charges (note 2)	-	-	-	-	(15)	(15)	(553)	(669)
Contingent deferred sales charges (note 2)	-	-	-	-	(6,257)	(8,222)	(1,370)	(2,217)
Adjustments to maintain reserves	(19)	14	(23)	-	6,767	(1,391)	(634)	(249)

Net equity transactions	(87,511)	(82,366)	870,151	-	(1,364,783)	(1,264,292)	1,928,511	(1,340,832)

Net change in contract owners’ equity	(71,864)	(98,032)	880,135	-	(574,283)	(1,325,042)	5,113,063	(4,183,261)
Contract owners’ equity beginning of period	350,518	448,550	-	-	13,222,460	14,547,502	9,465,816	13,649,077

Contract owners’ equity end of period	$278,654	350,518	880,135	-	12,648,177	13,222,460	14,578,879	9,465,816

CHANGES IN UNITS:
Beginning units	17,974	21,779	-	-	392,729	429,643	1,108,475	1,251,643
Units purchased	332	104	104,941	-	21,440	16,612	554,807	302,438
Units redeemed	(4,888)	(3,909)	(20,723)	-	(62,263)	(53,526)	(365,237)	(445,606)

Ending units	13,418	17,974	84,218	-	351,906	392,729	1,298,045	1,108,475

	FEIS		FEI2		FF10S		FF10S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,905,308	3,743,170	7,878	42,937	19,249	37,407	(311)	(225)
Realized gain (loss) on investments	(6,282,193)	(5,337,442)	(31,549)	(68,319)	283,638	302,822	1,461	2,403
Change in unrealized gain (loss) on investments	20,507,687	(28,471,833)	279,576	(656,453)	(143,109)	(472,350)	(861)	(3,315)
Reinvested capital gains	11,810,679	19,617,857	249,871	425,676	190,712	23,642	1,026	133

Net increase (decrease) in contract owners’ equity resulting from operations	27,941,481	(10,448,248)	505,776	(256,159)	350,490	(108,479)	1,315	(1,004)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,717,949	2,353,406	5,239	6,823	58,077	104,973	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(4,425,930)	(2,716,225)	(116,399)	(129,731)	763,803	(32,519)	-	-
Redemptions	(20,643,682)	(25,219,569)	(621,778)	(463,870)	(1,316,860)	(1,441,829)	(1,182)	(3,245)
Annuity benefits	(171,221)	(195,444)	(282)	(326)	-	-	(5,272)	(5,621)
Contract maintenance charges (note 2)	(2,619)	(2,782)	-	-	(51)	(53)	-	-
Contingent deferred sales charges (note 2)	(8,446)	(8,942)	(24)	(21)	(6,546)	(396)	-	(124)
Adjustments to maintain reserves	9,555	2,062	(96)	(68)	(104)	(63)	(35)	(1)

Net equity transactions	(23,524,394)	(25,787,494)	(733,340)	(587,193)	(501,681)	(1,369,887)	(6,489)	(8,991)

Net change in contract owners’ equity	4,417,087	(36,235,742)	(227,564)	(843,352)	(151,191)	(1,478,366)	(5,174)	(9,995)
Contract owners’ equity beginning of period	183,039,565	219,275,307	3,869,582	4,712,934	8,107,848	9,586,214	44,626	54,621

Contract owners’ equity end of period	$187,456,652	183,039,565	3,642,018	3,869,582	7,956,657	8,107,848	39,452	44,626

CHANGES IN UNITS:
Beginning units	8,247,677	9,377,426	242,717	277,879	569,772	663,828	-	3,770
Units purchased	259,176	267,601	5,224	3,861	87,653	48,882	-	-
Units redeemed	(1,262,605)	(1,397,350)	(50,225)	(39,023)	(120,307)	(142,938)	-	(3,770)

Ending units	7,244,248	8,247,677	197,716	242,717	537,118	569,772	-	-

	FF20S		FF20S2		FF30S		FF30S2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,986	69,927	(752)	(471)	14,970	34,077	(1,031)	(524)
Realized gain (loss) on investments	270,469	449,297	4,742	5,695	178,620	570,068	6,186	7,883
Change in unrealized gain (loss) on investments	(144,811)	(769,353)	(3,351)	(8,591)	(86,342)	(768,833)	(3,692)	(13,679)
Reinvested capital gains	365,903	51,721	3,859	555	284,862	38,856	10,572	1,517

Net increase (decrease) in contract owners’ equity resulting from operations	532,547	(198,408)	4,498	(2,812)	392,110	(125,832)	12,035	(4,803)

Equity transactions:
Purchase payments received from contract owners (note 3)	190,638	194,621	-	-	222,633	446,997	-	-
Transfers between subaccounts (including fixed account), net (note 3)	518,832	892,029	-	-	141,224	(385,445)	-	-
Redemptions	(1,242,075)	(1,860,933)	(1,389)	(1,536)	(813,251)	(1,032,307)	(19,309)	(21,868)
Annuity benefits	-	-	(8,616)	(9,146)	(1,915)	(2,092)	(10,313)	(11,014)
Contract maintenance charges (note 2)	(690)	(753)	1	-	(1,226)	(1,508)	2	18
Contingent deferred sales charges (note 2)	(5,735)	(3,550)	-	-	(1,602)	(7,823)	-	-
Adjustments to maintain reserves	(146)	(192)	-	(2)	(167)	(213)	(177)	(1)

Net equity transactions	(539,176)	(778,778)	(10,004)	(10,684)	(454,304)	(982,391)	(29,797)	(32,865)

Net change in contract owners’ equity	(6,629)	(977,186)	(5,506)	(13,496)	(62,194)	(1,108,223)	(17,762)	(37,668)
Contract owners’ equity beginning of period	11,589,360	12,566,546	123,546	137,042	7,055,754	8,163,977	272,153	309,821

Contract owners’ equity end of period	$11,582,731	11,589,360	118,040	123,546	6,993,560	7,055,754	254,391	272,153

CHANGES IN UNITS:
Beginning units	820,828	877,056	-	9,056	491,009	561,359	-	19,002
Units purchased	117,663	139,539	-	-	64,259	127,277	-	-
Units redeemed	(156,865)	(195,767)	-	(9,056)	(92,557)	(197,627)	-	(19,002)

Ending units	781,626	820,828	-	-	462,711	491,009	-	-

	FGI2		FGOS		FGS		FG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,599	-	(8,655)	(11,767)	(1,651,675)	(1,606,968)	(38,060)	(43,343)
Realized gain (loss) on investments	3,670	-	89,072	60,048	14,348,724	13,496,400	142,392	118,071
Change in unrealized gain (loss) on investments	1,255	-	(116,723)	(115,562)	(29,661,844)	(7,378,154)	(361,838)	(28,688)
Reinvested capital gains	-	-	21,377	112,571	15,409,812	5,428,542	215,090	77,674

Net increase (decrease) in contract owners’ equity resulting from operations	10,524	-	(14,929)	45,290	(1,554,983)	9,939,820	(42,416)	123,714

Equity transactions:
Purchase payments received from contract owners (note 3)	16	-	16,538	17,353	1,614,135	2,392,050	5,252	43,131
Transfers between subaccounts (including fixed account), net (note 3)	409,575	-	(89,488)	19,231	(10,055,493)	5,207,271	(192,115)	8,152
Redemptions	(6,909)	-	(110,089)	(70,914)	(17,104,947)	(22,062,607)	(239,029)	(272,355)
Annuity benefits	-	-	-	-	(68,533)	(82,442)	(273)	(286)
Contract maintenance charges (note 2)	-	-	-	-	(4,765)	(5,248)	-	-
Contingent deferred sales charges (note 2)	-	-	(363)	(544)	(12,320)	(13,579)	(34)	-
Adjustments to maintain reserves	13	-	(79)	93	3,125	(623)	(76)	(25)

Net equity transactions	402,695	-	(183,481)	(34,781)	(25,628,798)	(14,565,178)	(426,275)	(221,383)

Net change in contract owners’ equity	413,219	-	(198,410)	10,509	(27,183,781)	(4,625,358)	(468,691)	(97,669)
Contract owners’ equity beginning of period	-	-	1,124,906	1,114,397	171,153,438	175,778,796	2,423,117	2,520,786

Contract owners’ equity end of period	$413,219	-	926,496	1,124,906	143,969,657	171,153,438	1,954,426	2,423,117

CHANGES IN UNITS:
Beginning units	-	-	60,656	62,685	7,150,108	7,796,816	137,756	150,437
Units purchased	52,023	-	8,156	3,915	315,754	664,956	4,457	9,285
Units redeemed	(15,376)	-	(18,438)	(5,944)	(1,432,029)	(1,311,664)	(29,276)	(21,966)

Ending units	36,647	-	50,374	60,656	6,033,833	7,150,108	112,937	137,756

	FHIS		FIGBS		FMCS		FMC2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,312,929	2,849,152	394,497	479,658	(176,956)	(235,123)	(69,223)	(90,692)
Realized gain (loss) on investments	(3,123,551)	3,155,524	(166,136)	1,353	(313,057)	1,018,737	198,552	237,029
Change in unrealized gain (loss) on investments	9,619,400	(9,839,573)	895,839	(1,178,397)	1,314,383	(5,281,147)	(38,585)	(1,016,671)
Reinvested capital gains	-	-	16,974	31,866	1,619,548	3,855,353	298,622	702,723

Net increase (decrease) in contract owners’ equity resulting from operations	8,808,778	(3,834,897)	1,141,174	(665,520)	2,443,918	(642,180)	389,366	(167,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	445,790	645,321	278,872	864,192	298,254	485,252	73,427	175,773
Transfers between subaccounts (including fixed account), net (note 3)	6,712,634	24,487,046	2,143,198	790,479	(2,027,959)	(1,770,914)	(290,272)	(64,122)
Redemptions	(5,537,554)	(6,921,228)	(4,607,502)	(6,172,389)	(3,363,806)	(4,003,354)	(702,208)	(919,151)
Annuity benefits	(33,780)	(31,214)	(74,695)	(78,250)	(469)	(500)	(79,266)	(93,078)
Contract maintenance charges (note 2)	(473)	(446)	(894)	(1,008)	(657)	(889)	(241)	23
Contingent deferred sales charges (note 2)	(4,195)	(2,566)	(987)	(2,670)	(3,466)	(4,847)	(53)	(8)
Adjustments to maintain reserves	2,268	2,021	1,094	(20)	(336)	(311)	121	(113)

Net equity transactions	1,584,690	18,178,934	(2,260,914)	(4,599,666)	(5,098,439)	(5,295,563)	(998,492)	(900,676)

Net change in contract owners’ equity	10,393,468	14,344,037	(1,119,740)	(5,265,186)	(2,654,521)	(5,937,743)	(609,126)	(1,068,287)
Contract owners’ equity beginning of period	48,959,627	34,615,590	35,150,704	40,415,890	27,220,370	33,158,113	4,880,634	5,948,921

Contract owners’ equity end of period	$59,353,095	48,959,627	34,030,964	35,150,704	24,565,849	27,220,370	4,271,508	4,880,634

CHANGES IN UNITS:
Beginning units	3,163,780	2,134,772	2,361,146	2,667,673	1,661,426	1,970,607	133,175	159,648
Units purchased	2,226,220	3,627,565	344,246	315,466	72,354	136,414	5,512	7,805
Units redeemed	(2,007,777)	(2,598,557)	(492,375)	(621,993)	(381,791)	(445,595)	(35,895)	(34,278)

Ending units	3,382,223	3,163,780	2,213,017	2,361,146	1,351,989	1,661,426	102,792	133,175

	FOS		FO2		FVSS		GVGMNS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$57,537	125,937	(9,328)	(3,473)	(12,874)	(17,636)	(1,292)	(2,435)
Realized gain (loss) on investments	(637,667)	(481,184)	(43,657)	(22,877)	713,387	954,175	(4,243)	5,684
Change in unrealized gain (loss) on investments	(1,400,403)	(720,432)	(54,863)	(114,651)	(37,633)	(1,318,050)	9,556	(21,062)
Reinvested capital gains	47,212	33,785	2,139	1,689	-	8,610	-	4,109

Net increase (decrease) in contract owners’ equity resulting from operations	(1,933,321)	(1,041,894)	(105,709)	(139,312)	662,880	(372,901)	4,021	(13,704)

Equity transactions:
Purchase payments received from contract owners (note 3)	260,077	199,544	9,802	1,145	33,996	70,121	5,768	10,719
Transfers between subaccounts (including fixed account), net (note 3)	(741,656)	22,940,795	(85,726)	2,113,514	(481,283)	(847,792)	745	(22,077)
Redemptions	(3,285,688)	(2,921,623)	(242,782)	(372,139)	(960,874)	(1,220,834)	(54,995)	(14,847)
Annuity benefits	(44,327)	(38,661)	(429)	(116)	(13,660)	(14,185)	-	-
Contract maintenance charges (note 2)	(536)	(529)	-	-	(340)	(365)	(1)	(7)
Contingent deferred sales charges (note 2)	(2,316)	(960)	(48)	-	(841)	(945)	(569)	-
Adjustments to maintain reserves	(231)	7,966	(30)	1,060	(397)	(67)	(20)	(6)

Net equity transactions	(3,814,677)	20,186,532	(319,213)	1,743,464	(1,423,399)	(2,014,067)	(49,072)	(26,218)

Net change in contract owners’ equity	(5,747,998)	19,144,638	(424,922)	1,604,152	(760,519)	(2,386,968)	(45,051)	(39,922)
Contract owners’ equity beginning of period	32,277,572	13,132,934	1,604,152	-	9,083,056	11,470,024	188,635	228,557

Contract owners’ equity end of period	$26,529,574	32,277,572	1,179,230	1,604,152	8,322,537	9,083,056	143,584	188,635

CHANGES IN UNITS:
Beginning units	1,774,756	745,111	171,574	-	403,370	490,540	17,128	19,341
Units purchased	55,690	1,258,565	3,178	214,867	18,252	13,370	745	12,135
Units redeemed	(274,896)	(228,920)	(39,184)	(43,293)	(80,396)	(100,540)	(5,266)	(14,348)

Ending units	1,555,550	1,774,756	135,568	171,574	341,226	403,370	12,607	17,128

	OVIGS		OVGR		OVGS		OVGSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,770)	619	(23,728)	(36,777)	(85,253)	161,586	(10,341)	(10,318)
Realized gain (loss) on investments	(50,752)	(52,680)	59,253	103,077	4,453,178	3,721,385	42,855	17,909
Change in unrealized gain (loss) on investments	27,854	(26,958)	(507,526)	(617,423)	(12,673,216)	(7,956,757)	(140,766)	(66,327)
Reinvested capital gains	23,755	69,005	347,088	625,520	6,495,064	7,683,518	66,968	84,783

Net increase (decrease) in contract owners’ equity resulting from operations	(1,913)	(10,014)	(124,913)	74,397	(1,810,227)	3,609,732	(41,284)	26,047

Equity transactions:
Purchase payments received from contract owners (note 3)	4,886	3,144	65,313	89,259	1,047,557	1,715,336	-	-
Transfers between subaccounts (including fixed account), net (note 3)	687,071	187,694	127,778	255,698	(5,068,818)	(581,190)	(3,762)	(12,036)
Redemptions	(190,752)	(10,987)	(274,515)	(273,817)	(11,124,833)	(13,856,827)	(399,512)	(69,281)
Annuity benefits	-	-	-	-	(52,573)	(70,635)	(3,536)	(3,976)
Contract maintenance charges (note 2)	(4)	-	-	-	(2,106)	(2,448)	-	-
Contingent deferred sales charges (note 2)	(204)	-	(2,507)	(2,393)	(7,533)	(7,137)	(13)	-
Adjustments to maintain reserves	(50)	(13)	74	174	(652)	(5)	24	(84)

Net equity transactions	500,947	179,838	(83,857)	68,921	(15,208,958)	(12,802,906)	(406,799)	(85,377)

Net change in contract owners’ equity	499,034	169,824	(208,770)	143,318	(17,019,185)	(9,193,174)	(448,083)	(59,330)
Contract owners’ equity beginning of period	662,918	493,094	3,627,021	3,483,703	109,100,029	118,293,203	1,222,512	1,281,842

Contract owners’ equity end of period	$1,161,952	662,918	3,418,251	3,627,021	92,080,844	109,100,029	774,429	1,222,512

CHANGES IN UNITS:
Beginning units	71,796	54,549	135,226	133,056	5,538,496	6,168,087	57,832	61,526
Units purchased	133,138	100,540	22,385	18,354	158,002	297,093	-	-
Units redeemed	(74,261)	(83,293)	(25,923)	(16,184)	(977,355)	(926,684)	(20,516)	(3,694)

Ending units	130,673	71,796	131,688	135,226	4,719,143	5,538,496	37,316	57,832

	OVGI		OVGIS		OVSC		OVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,580	(172,335)	(16,064)	(24,241)	(52,657)	(24,808)	(1,486)	(1,038)
Realized gain (loss) on investments	4,014,656	6,301,605	88,982	195,443	(373,330)	160,100	4,879	6,226
Change in unrealized gain (loss) on investments	(5,712,074)	(18,210,360)	(130,280)	(473,153)	1,455,760	(2,401,923)	13,522	(42,001)
Reinvested capital gains	10,157,715	14,163,361	218,175	336,829	330,963	1,555,305	5,735	24,791

Net increase (decrease) in contract owners’ equity resulting from operations	8,467,877	2,082,271	160,813	34,878	1,360,736	(711,326)	22,650	(12,022)

Equity transactions:
Purchase payments received from contract owners (note 3)	903,119	990,126	-	12,344	129,921	189,972	-	-
Transfers between subaccounts (including fixed account), net (note 3)	810,750	(2,929,282)	75,855	(229,101)	(179,591)	(315,690)	-	-
Redemptions	(10,211,340)	(11,376,691)	(218,827)	(571,309)	(1,028,787)	(1,387,457)	(2,335)	(2,518)
Annuity benefits	(40,408)	(52,978)	-	-	(1,759)	(1,892)	(10,330)	(11,339)
Contract maintenance charges (note 2)	(1,563)	(1,790)	-	-	(147)	(173)	4	-
Contingent deferred sales charges (note 2)	(5,959)	(6,369)	-	-	(901)	(1,112)	-	-
Adjustments to maintain reserves	(903)	(1,352)	(39)	(68)	(142)	(196)	1	-

Net equity transactions	(8,546,304)	(13,378,336)	(143,011)	(788,134)	(1,081,406)	(1,516,548)	(12,660)	(13,857)

Net change in contract owners’ equity	(78,427)	(11,296,065)	17,802	(753,256)	279,330	(2,227,874)	9,990	(25,879)
Contract owners’ equity beginning of period	87,656,686	98,952,751	1,868,553	2,621,809	9,166,380	11,394,254	150,175	176,054

Contract owners’ equity end of period	$87,578,259	87,656,686	1,886,355	1,868,553	9,445,710	9,166,380	160,165	150,175

CHANGES IN UNITS:
Beginning units	4,010,056	4,629,367	105,613	149,873	567,437	656,479	-	7,048
Units purchased	212,070	87,676	12,570	952	110,546	179,989	-	-
Units redeemed	(594,617)	(706,987)	(20,509)	(45,212)	(177,736)	(269,031)	-	(7,048)

Ending units	3,627,509	4,010,056	97,674	105,613	500,247	567,437	-	-

	OVAG		OVSB		OVSBS		PMVAAD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(555,636)	(636,436)	148,838	259,934	52,877	87,522	69,502	111,970
Realized gain (loss) on investments	2,388,274	3,397,189	(84,720)	(239,468)	(44,905)	16,771	(251,052)	(145,451)
Change in unrealized gain (loss) on investments	(5,231,784)	(4,658,750)	139,440	(194,672)	70,426	(191,885)	719,757	(519,674)
Reinvested capital gains	3,927,837	5,092,435	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	528,691	3,194,438	203,558	(174,206)	78,398	(87,592)	538,207	(553,155)

Equity transactions:
Purchase payments received from contract owners (note 3)	418,631	1,088,723	43,071	17,727	4	810	252,125	96,502
Transfers between subaccounts (including fixed account), net (note 3)	(1,171,043)	(1,063,486)	(85,549)	200,617	(137,038)	(158,408)	212,498	(276,818)
Redemptions	(5,656,487)	(6,329,716)	(443,467)	(564,669)	(278,656)	(471,098)	(827,066)	(462,312)
Annuity benefits	(2,996)	(3,431)	-	-	(1,761)	(2,542)	-	-
Contract maintenance charges (note 2)	(2,344)	(2,588)	(22)	(26)	-	(1)	(51)	(46)
Contingent deferred sales charges (note 2)	(7,283)	(5,656)	(173)	(56)	(21)	-	(227)	(1,485)
Adjustments to maintain reserves	(2,104)	(1,261)	(122)	(141)	(92)	(39)	(85)	(99)

Net equity transactions	(6,423,626)	(6,317,415)	(486,262)	(346,548)	(417,564)	(631,278)	(362,806)	(644,258)

Net change in contract owners’ equity	(5,894,935)	(3,122,977)	(282,704)	(520,754)	(339,166)	(718,870)	175,401	(1,197,413)
Contract owners’ equity beginning of period	53,998,948	57,121,925	4,313,271	4,834,025	2,068,301	2,787,171	4,761,861	5,959,274

Contract owners’ equity end of period	$48,104,013	53,998,948	4,030,567	4,313,271	1,729,135	2,068,301	4,937,262	4,761,861

CHANGES IN UNITS:
Beginning units	2,385,519	2,660,881	437,449	474,125	124,990	161,421	506,374	569,310
Units purchased	79,100	216,846	51,204	129,801	2,159	2,107	102,890	40,949
Units redeemed	(364,000)	(492,208)	(100,384)	(166,477)	(27,307)	(38,538)	(139,521)	(103,885)

Ending units	2,100,619	2,385,519	388,269	437,449	99,842	124,990	469,743	506,374

	PMVFAD		PMVLAD		PMVRRA		PMVTRA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$164	8,562	67,370	784,842	10,368	25,789	12,925	52,050
Realized gain (loss) on investments	(68,006)	(580,079)	(662,209)	63,463	(19,496)	(16,018)	(9,789)	122
Change in unrealized gain (loss) on investments	103,229	255,914	612,705	(1,140,123)	42,712	(46,190)	15,884	(73,773)
Reinvested capital gains	-	6,003	-	-	-	-	-	14,178

Net increase (decrease) in contract owners’ equity resulting from operations	35,387	(309,600)	17,866	(291,818)	33,584	(36,419)	19,020	(7,423)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,308	50,020	211,530	505,730	21,168	23,061	31,549	31,967
Transfers between subaccounts (including fixed account), net (note 3)	402,744	(234,850)	(6,256,840)	8,035,452	51,762	118,360	77,079	(85,666)
Redemptions	(470,286)	(1,397,559)	(3,689,354)	(4,494,610)	(95,454)	(121,931)	(113,948)	(66,553)
Annuity benefits	(441)	-	(26,318)	(27,933)	-	-	-	-
Contract maintenance charges (note 2)	(17)	(15)	(206)	(250)	-	-	-	-
Contingent deferred sales charges (note 2)	(142)	(29)	(970)	(2,970)	(185)	(821)	(392)	(248)
Adjustments to maintain reserves	455	(214)	789	(2,065)	313	(200)	172	95

Net equity transactions	(63,379)	(1,582,647)	(9,761,369)	4,013,354	(22,396)	18,469	(5,540)	(120,405)

Net change in contract owners’ equity	(27,992)	(1,892,247)	(9,743,503)	3,721,536	11,188	(17,950)	13,480	(127,828)
Contract owners’ equity beginning of period	2,201,413	4,093,660	36,758,971	33,037,435	827,454	845,404	1,307,684	1,435,512

Contract owners’ equity end of period	$2,173,421	2,201,413	27,015,468	36,758,971	838,642	827,454	1,321,164	1,307,684

CHANGES IN UNITS:
Beginning units	198,637	340,373	3,154,650	2,805,641	61,922	60,865	85,220	92,939
Units purchased	145,771	98,704	486,760	1,078,757	12,087	11,395	12,307	11,324
Units redeemed	(156,484)	(240,440)	(1,328,883)	(729,748)	(13,678)	(10,338)	(12,740)	(19,043)

Ending units	187,924	198,637	2,312,527	3,154,650	60,331	61,922	84,787	85,220

	PMVTRD		PMVEBD		PVGIB		PVTIGB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$116,882	534,158	29,454	14,005	65	79	(95)	-
Realized gain (loss) on investments	(230,787)	(264,646)	(13,800)	(17,667)	(40)	(75)	(81)	-
Change in unrealized gain (loss) on investments	299,303	(511,359)	(4,533)	(15,778)	1,133	(1,217)	(374)	-
Reinvested capital gains	-	137,559	-	1,900	346	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	185,398	(104,288)	11,121	(17,540)	1,504	(1,213)	(550)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	200,870	283,050	7,358	789	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	898,544	532,683	686,709	248,443	-	-	24,925	-
Redemptions	(1,687,315)	(1,510,693)	(92,522)	(31,547)	(1,009)	(1,031)	-	-
Annuity benefits	(3,936)	(4,072)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(124)	(142)	(2)	(1)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,442)	(317)	-	49	-	-	-	-
Adjustments to maintain reserves	1,004	(1,929)	(146)	(154)	(12)	(1)	2	-

Net equity transactions	(593,399)	(701,420)	601,397	217,579	(1,021)	(1,032)	24,927	-

Net change in contract owners’ equity	(408,001)	(805,708)	612,518	200,039	483	(2,245)	24,377	-
Contract owners’ equity beginning of period	12,888,698	13,694,406	352,624	152,585	11,415	13,660	-	-

Contract owners’ equity end of period	$12,480,697	12,888,698	965,142	352,624	11,898	11,415	24,377	-

CHANGES IN UNITS:
Beginning units	1,196,231	1,262,722	37,557	15,712	-	744	-	-
Units purchased	240,332	456,035	153,383	39,570	-	-	4,966	-
Units redeemed	(295,295)	(522,526)	(99,165)	(17,725)	-	(744)	(2,493)	-

Ending units	1,141,268	1,196,231	91,775	37,557	-	-	2,473	-

	ACEG2		ACC2		ACEG		AVGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(30,467)	(36,447)	(20,017)	(10,145)	(248)	(269)	(14)	(36)
Realized gain (loss) on investments	54,165	117,481	304,225	401,222	331	1,967	(13)	4,055
Change in unrealized gain (loss) on investments	(208,166)	(39,199)	(80,528)	(740,639)	(1,806)	(933)	62	(6,082)
Reinvested capital gains	156,437	11,383	249,848	11,603	1,953	118	190	1,303

Net increase (decrease) in contract owners’ equity resulting from operations	(28,031)	53,218	453,528	(337,959)	230	883	225	(760)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,409	77,710	47,238	233,528	594	648	-	70
Transfers between subaccounts (including fixed account), net (note 3)	(250,485)	113,811	(242,721)	(315,528)	102	(552)	-	-
Redemptions	(315,961)	(236,267)	(588,597)	(965,862)	(894)	(5,067)	(246)	(16,292)
Annuity benefits	(695)	(736)	(6,667)	(7,276)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(16)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(108)	(42)	36	12	(9)	7	1	(3)

Net equity transactions	(563,856)	(45,540)	(790,711)	(1,055,126)	(207)	(4,964)	(245)	(16,225)

Net change in contract owners’ equity	(591,887)	7,678	(337,183)	(1,393,085)	23	(4,081)	(20)	(16,985)
Contract owners’ equity beginning of period	2,257,975	2,250,297	3,737,755	5,130,840	22,028	26,109	2,906	19,891

Contract owners’ equity end of period	$1,666,088	2,257,975	3,400,572	3,737,755	22,051	22,028	2,886	2,906

CHANGES IN UNITS:
Beginning units	140,003	142,833	209,478	264,718	1,478	1,817	157	986
Units purchased	14,875	56,817	3,015	16,106	48	44	-	3
Units redeemed	(53,761)	(59,647)	(46,676)	(71,346)	(62)	(383)	(13)	(832)

Ending units	101,117	140,003	165,817	209,478	1,464	1,478	144	157

	AVCE2		IVKEI1		IVHS		IVRE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(7,012)	(5,438)	2,068	3,081	(3,814)	(5,447)	1,206	5,878
Realized gain (loss) on investments	14,019	19,749	971	22,084	14,963	58,631	4,221	20,682
Change in unrealized gain (loss) on investments	(3,958)	(110,507)	22,705	(56,765)	(114,288)	(93,148)	(8,564)	(35,147)
Reinvested capital gains	34,465	54,900	8,691	22,192	49,238	44,058	4,546	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,514	(41,296)	34,435	(9,408)	(53,901)	4,094	1,409	(8,587)

Equity transactions:
Purchase payments received from contract owners (note 3)	12,556	-	484	533	13,115	18,400	6,265	6,640
Transfers between subaccounts (including fixed account), net (note 3)	9,416	498	31,755	40	(10,800)	63,396	2,793	(11,857)
Redemptions	(32,676)	(27,151)	(3,390)	(102,863)	(62,758)	(98,495)	(23,151)	(43,736)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(313)	(443)	(58)	(429)
Adjustments to maintain reserves	(26)	(36)	(12)	(21)	96	(5)	(26)	(66)

Net equity transactions	(10,730)	(26,689)	28,837	(102,311)	(60,660)	(17,147)	(14,177)	(49,448)

Net change in contract owners’ equity	26,784	(67,985)	63,272	(111,719)	(114,561)	(13,053)	(12,768)	(58,035)
Contract owners’ equity beginning of period	485,161	553,146	235,344	347,063	433,522	446,575	237,992	296,027

Contract owners’ equity end of period	$511,945	485,161	298,616	235,344	318,961	433,522	225,224	237,992

CHANGES IN UNITS:
Beginning units	34,516	36,293	18,079	25,674	19,240	20,201	18,254	22,119
Units purchased	1,462	382	2,316	43	1,857	5,945	2,108	2,579
Units redeemed	(2,210)	(2,159)	(262)	(7,638)	(4,926)	(6,906)	(3,228)	(6,444)

Ending units	33,768	34,516	20,133	18,079	16,171	19,240	17,134	18,254

	VYDS		ROCMC		RVARS		SBLD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,875)	(17,956)	(1,700)	(5,348)	(13,071)	(3,813)	3,462	5,309
Realized gain (loss) on investments	51,300	88,525	(6,381)	8,136	3,526	18,830	9,955	26,531
Change in unrealized gain (loss) on investments	(191,926)	(548,452)	75,701	(95,103)	(12,028)	(9,654)	2,737	(34,976)
Reinvested capital gains	211,694	352,788	-	24,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,193	(125,095)	67,620	(67,966)	(21,573)	5,363	16,154	(3,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,100	52,298	10,802	10,450	27,036	11,501	7,767	5,376
Transfers between subaccounts (including fixed account), net (note 3)	(58,261)	(80,651)	2,021	(44,839)	228,323	691,901	56,420	(19,289)
Redemptions	(212,364)	(406,475)	(46,833)	(58,262)	(164,539)	(74,061)	(21,243)	(43,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5)	(2)	-	-
Contingent deferred sales charges (note 2)	-	-	(130)	(458)	(15)	(178)	(78)	(197)
Adjustments to maintain reserves	(54)	(120)	(39)	28	(64)	(28)	(49)	18

Net equity transactions	(262,579)	(434,948)	(34,179)	(93,081)	90,736	629,133	42,817	(58,018)

Net change in contract owners’ equity	(195,386)	(560,043)	33,441	(161,047)	69,163	634,496	58,971	(61,154)
Contract owners’ equity beginning of period	2,751,608	3,311,651	398,801	559,848	1,168,905	534,409	192,619	253,773

Contract owners’ equity end of period	$2,556,222	2,751,608	432,242	398,801	1,238,068	1,168,905	251,590	192,619

CHANGES IN UNITS:
Beginning units	156,255	180,037	34,306	41,683	112,925	52,064	16,177	20,950
Units purchased	1,200	3,030	2,581	1,681	67,339	94,058	15,304	702
Units redeemed	(15,999)	(26,812)	(5,469)	(9,058)	(58,656)	(33,197)	(12,137)	(5,475)

Ending units	141,456	156,255	31,418	34,306	121,608	112,925	19,344	16,177

	SBLJ		SBLN		SBLO		SBLP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(733)	106	833	(145)	945	(292)	20,348	24,353
Realized gain (loss) on investments	33,755	14,060	3,971	20,543	2,589	52,102	(2,397)	3,443
Change in unrealized gain (loss) on investments	(27,863)	(28,803)	26,869	(24,905)	30,152	(106,891)	21,330	(46,883)
Reinvested capital gains	539	12,508	9,617	-	8,228	38,381	-	5,420

Net increase (decrease) in contract owners’ equity resulting from operations	5,698	(2,129)	41,290	(4,507)	41,914	(16,700)	39,281	(13,667)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,746	3,611	36,855	2,114	6,772	1,788	7,751	7,428
Transfers between subaccounts (including fixed account), net (note 3)	(20,061)	16,395	254,428	27,141	1,715	(22,955)	(1,377)	9,248
Redemptions	(15,346)	(14,265)	(21,812)	(63,802)	(5,531)	(131,044)	(28,861)	(29,984)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(15)	(15)	-	-	-	-
Contingent deferred sales charges (note 2)	(101)	(53)	(22)	(352)	(38)	(91)	(51)	(61)
Adjustments to maintain reserves	(14)	45	(102)	(45)	(80)	58	(10)	(38)

Net equity transactions	(30,776)	5,733	269,332	(34,959)	2,838	(152,244)	(22,548)	(13,407)

Net change in contract owners’ equity	(25,078)	3,604	310,622	(39,466)	44,752	(168,944)	16,733	(27,074)
Contract owners’ equity beginning of period	165,874	162,270	252,068	291,534	195,074	364,018	251,456	278,530

Contract owners’ equity end of period	$140,796	165,874	562,690	252,068	239,826	195,074	268,189	251,456

CHANGES IN UNITS:
Beginning units	11,328	10,981	16,970	19,429	12,764	22,526	15,170	15,960
Units purchased	12,216	2,486	21,630	5,892	598	155	1,412	2,440
Units redeemed	(14,588)	(2,139)	(3,217)	(8,351)	(432)	(9,917)	(2,658)	(3,230)

Ending units	8,956	11,328	35,383	16,970	12,930	12,764	13,924	15,170

	SBLQ		SBLV		SBLX		SBLY
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(5,487)	(7,665)	(3,067)	(9,205)	(826)	(694)	(1,228)	(756)
Realized gain (loss) on investments	10,062	69,043	58,359	146,814	506	35,085	14,841	3,348
Change in unrealized gain (loss) on investments	69,587	(240,081)	157,172	(564,930)	(2,359)	(40,522)	(4,211)	188
Reinvested capital gains	46,051	124,624	164,484	286,408	4,566	465	9,073	2,494

Net increase (decrease) in contract owners’ equity resulting from operations	120,213	(54,079)	376,948	(140,913)	1,887	(5,666)	18,475	5,274

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	17,345	46,770	47,765	970	2,405	3,971	2,580
Transfers between subaccounts (including fixed account), net (note 3)	(87,642)	(13,030)	36,761	56,993	(92,503)	3,343	(179,088)	218,852
Redemptions	(39,037)	(162,719)	(163,597)	(282,405)	(2,499)	(41,228)	(10,748)	(9,799)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(162)	(561)	(512)	(1,240)	(27)	(24)	(24)	(42)
Adjustments to maintain reserves	(136)	(12)	(401)	376	40	(6)	50	(12)

Net equity transactions	(106,730)	(158,977)	(80,979)	(178,511)	(94,019)	(35,510)	(185,839)	211,579

Net change in contract owners’ equity	13,483	(213,056)	295,969	(319,424)	(92,132)	(41,176)	(167,364)	216,853
Contract owners’ equity beginning of period	598,567	811,623	1,650,698	1,970,122	198,789	239,965	248,512	31,659

Contract owners’ equity end of period	$612,050	598,567	1,946,667	1,650,698	106,657	198,789	81,148	248,512

CHANGES IN UNITS:
Beginning units	33,257	41,661	101,394	111,561	13,076	15,412	16,765	2,232
Units purchased	5,323	3,517	13,067	13,509	4,645	3,692	6,340	15,271
Units redeemed	(11,402)	(11,921)	(18,993)	(23,676)	(11,473)	(6,028)	(18,021)	(738)

Ending units	27,178	33,257	95,468	101,394	6,248	13,076	5,084	16,765

	TRHS2		VWHAS		VWEM		VWHA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(513,904)	(724,742)	(50,569)	(43,136)	(88,959)	(107,417)	(71,534)	(149,034)
Realized gain (loss) on investments	4,469,153	7,395,387	(1,199,139)	(390,207)	(568,285)	(151,962)	(951,790)	(761,280)
Change in unrealized gain (loss) on investments	(11,049,667)	(5,168,434)	3,033,637	(1,180,167)	449,882	(3,728,621)	4,599,535	(4,097,063)
Reinvested capital gains	278,213	4,603,878	-	-	78,744	1,130,671	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,816,205)	6,106,089	1,783,929	(1,613,510)	(128,618)	(2,857,329)	3,576,211	(5,007,377)

Equity transactions:
Purchase payments received from contract owners (note 3)	746,854	1,808,642	176,841	248,725	157,517	206,710	(43,113)	14,221
Transfers between subaccounts (including fixed account), net (note 3)	(9,553,179)	1,832,537	3,953,447	480,230	(801,720)	(1,214,362)	(622,166)	(1,061,568)
Redemptions	(9,066,188)	(6,129,591)	(696,404)	(338,815)	(1,842,971)	(2,516,015)	(1,082,629)	(1,317,902)
Annuity benefits	(47,919)	(44,755)	(276)	(324)	(137)	(165)	(5,064)	(6,663)
Contract maintenance charges (note 2)	(709)	(963)	(74)	(78)	(197)	(253)	(152)	(170)
Contingent deferred sales charges (note 2)	(3,630)	(12,207)	(823)	(608)	(1,650)	(1,833)	(713)	(747)
Adjustments to maintain reserves	8,794	15,818	(235)	(107)	(394)	365	610	343

Net equity transactions	(17,915,977)	(2,530,519)	3,432,476	389,023	(2,489,552)	(3,525,553)	(1,753,227)	(2,372,486)

Net change in contract owners’ equity	(24,732,182)	3,575,570	5,216,405	(1,224,487)	(2,618,170)	(6,382,882)	1,822,984	(7,379,863)
Contract owners’ equity beginning of period	60,921,497	57,345,927	3,084,402	4,308,889	15,745,026	22,127,908	9,243,156	16,623,019

Contract owners’ equity end of period	$36,189,315	60,921,497	8,300,807	3,084,402	13,126,856	15,745,026	11,066,140	9,243,156

CHANGES IN UNITS:
Beginning units	1,885,800	1,982,157	558,675	512,477	509,807	596,764	449,773	532,270
Units purchased	247,712	639,289	928,883	292,493	40,652	49,353	1,182	1,700
Units redeemed	(867,231)	(735,646)	(425,254)	(246,295)	(108,843)	(136,310)	(69,816)	(84,197)

Ending units	1,266,281	1,885,800	1,062,304	558,675	441,616	509,807	381,139	449,773

	WRASP		WRBP		WRBDP		WRCEP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(493,080)	(985,223)	117,310	(96,620)	671,696	1,066,372	(581,888)	(790,826)
Realized gain (loss) on investments	126,444	(3,189,319)	(442,172)	1,463,572	(25,785)	(50,197)	(2,879,053)	497,139
Change in unrealized gain (loss) on investments	(3,497,267)	(30,528,224)	(5,900,590)	(8,762,334)	793,536	(1,490,165)	(5,322,375)	(19,185,842)
Reinvested capital gains	-	22,768,385	6,552,767	6,735,130	141,283	-	10,901,198	17,782,343

Net increase (decrease) in contract owners’ equity resulting from operations	(3,863,903)	(11,934,381)	327,315	(660,252)	1,580,730	(473,990)	2,117,882	(1,697,186)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,401,198	1,417,496	398,177	201,011	938,295	308,116	1,258,083	486,275
Transfers between subaccounts (including fixed account), net (note 3)	(12,147,017)	(9,670,967)	1,264,218	2,434,705	327,360	(1,565,156)	(2,466,518)	(1,544,908)
Redemptions	(13,060,916)	(17,093,737)	(5,163,921)	(6,686,455)	(6,732,828)	(8,121,078)	(10,682,829)	(13,708,204)
Annuity benefits	(21,046)	(29,690)	(3,693)	(7,024)	(4,952)	(7,823)	(6,233)	(9,792)
Contract maintenance charges (note 2)	(321)	(434)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,975)	(10,575)	(1,091)	(1,495)	(1,305)	(1,973)	(2,989)	(7,697)
Adjustments to maintain reserves	60	(741)	209	(2,256)	(4,584)	197	645	(1,199)

Net equity transactions	(23,832,017)	(25,388,648)	(3,506,101)	(4,061,514)	(5,478,014)	(9,387,717)	(11,899,841)	(14,785,525)

Net change in contract owners’ equity	(27,695,920)	(37,323,029)	(3,178,786)	(4,721,766)	(3,897,284)	(9,861,707)	(9,781,959)	(16,482,711)
Contract owners’ equity beginning of period	108,423,156	145,746,185	46,519,489	51,241,255	53,541,032	63,402,739	96,666,229	113,148,940

Contract owners’ equity end of period	$80,727,236	108,423,156	43,340,703	46,519,489	49,643,748	53,541,032	86,884,270	96,666,229

CHANGES IN UNITS:
Beginning units	4,031,691	4,909,748	2,255,835	2,447,647	3,294,229	3,864,467	5,225,571	6,005,339
Units purchased	138,523	165,691	198,963	236,240	275,719	221,847	200,705	204,329
Units redeemed	(1,060,208)	(1,043,748)	(372,043)	(428,052)	(603,399)	(792,085)	(852,155)	(984,097)

Ending units	3,110,006	4,031,691	2,082,755	2,255,835	2,966,549	3,294,229	4,574,121	5,225,571

	WRDIV		WRENG		WRGBP		WRGNR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$17,339	29,343	(40,406)	(52,805)	81,425	105,647	(24,934)	(84,098)
Realized gain (loss) on investments	536,651	260,856	(106,574)	(58,428)	(57,873)	(39,805)	(318,409)	(143,061)
Change in unrealized gain (loss) on investments	(557,808)	(2,408,563)	1,335,901	(1,092,718)	159,689	(212,721)	1,556,288	(1,711,577)
Reinvested capital gains	715,253	1,652,605	-	26,926	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	711,435	(465,759)	1,188,921	(1,177,025)	183,241	(146,879)	1,212,945	(1,938,736)

Equity transactions:
Purchase payments received from contract owners (note 3)	135,319	75,668	19,964	27,724	36,536	32,254	51,029	57,749
Transfers between subaccounts (including fixed account), net (note 3)	467,467	(836,647)	588,263	(38,086)	160,911	(372,827)	(272,336)	(460,691)
Redemptions	(1,319,669)	(1,673,262)	(437,535)	(688,675)	(433,990)	(609,082)	(718,054)	(1,071,164)
Annuity benefits	(545)	(624)	-	-	-	-	(396)	(472)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(37)	(686)	(52)	(170)	(6)	(84)	(193)	(509)
Adjustments to maintain reserves	(7,391)	(48)	(108)	(64)	(37)	(54)	(95)	(32)

Net equity transactions	(724,856)	(2,435,599)	170,532	(699,271)	(236,586)	(949,793)	(940,045)	(1,475,119)

Net change in contract owners’ equity	(13,421)	(2,901,358)	1,359,453	(1,876,296)	(53,345)	(1,096,672)	272,900	(3,413,855)
Contract owners’ equity beginning of period	13,193,190	16,094,548	3,709,631	5,585,927	3,527,635	4,624,307	6,083,861	9,497,716

Contract owners’ equity end of period	$13,179,769	13,193,190	5,069,084	3,709,631	3,474,290	3,527,635	6,356,761	6,083,861

CHANGES IN UNITS:
Beginning units	676,065	798,548	387,607	449,790	354,040	446,528	675,666	808,834
Units purchased	84,806	51,874	117,000	83,587	60,612	55,551	57,418	86,443
Units redeemed	(121,771)	(174,357)	(106,901)	(145,770)	(85,836)	(148,039)	(157,334)	(219,611)

Ending units	639,100	676,065	397,706	387,607	328,816	354,040	575,750	675,666

	WRGP		WRHIP		WRIP		WRI2P
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,033,699)	(1,094,745)	3,812,947	3,882,206	(188,043)	(170,890)	24,474	19,738
Realized gain (loss) on investments	3,225,951	4,380,579	(59,872)	2,859,942	806,803	(556,030)	113,556	602,442
Change in unrealized gain (loss) on investments	(12,743,327)	(9,855,243)	4,669,194	(12,472,167)	(2,220,617)	129,515	(290,876)	(2,268,949)
Reinvested capital gains	10,273,366	13,057,921	-	796,743	627,081	1,196,042	103,203	1,418,784

Net increase (decrease) in contract owners’ equity resulting from operations	(277,709)	6,488,512	8,422,269	(4,933,276)	(974,776)	598,637	(49,643)	(227,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	897,990	510,966	354,796	1,099,564	188,484	156,695	139,978	131,427
Transfers between subaccounts (including fixed account), net (note 3)	(2,838,906)	(463,891)	395,933	(4,146,882)	(406,759)	411,820	425,058	782,979
Redemptions	(10,788,332)	(12,180,219)	(7,213,798)	(11,085,616)	(2,326,638)	(2,742,095)	(1,082,237)	(1,401,396)
Annuity benefits	(4,439)	(4,667)	(9,284)	(9,791)	(940)	(1,053)	(1,085)	(1,235)
Contract maintenance charges (note 2)	-	-	(121)	(154)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,475)	(8,856)	(3,273)	(6,551)	(706)	(831)	(10)	(781)
Adjustments to maintain reserves	(4,267)	172	(2,923)	489	(3,861)	(25)	114	93

Net equity transactions	(12,742,429)	(12,146,495)	(6,478,670)	(14,148,941)	(2,550,420)	(2,175,489)	(518,182)	(488,913)

Net change in contract owners’ equity	(13,020,138)	(5,657,983)	1,943,599	(19,082,217)	(3,525,196)	(1,576,852)	(567,825)	(716,898)
Contract owners’ equity beginning of period	104,941,634	110,599,617	60,562,815	79,645,032	23,321,377	24,898,229	10,313,192	11,030,090

Contract owners’ equity end of period	$91,921,496	104,941,634	62,506,414	60,562,815	19,796,181	23,321,377	9,745,367	10,313,192

CHANGES IN UNITS:
Beginning units	5,662,400	6,325,193	2,481,852	3,019,321	1,529,441	1,669,710	557,057	583,553
Units purchased	180,968	289,277	290,444	354,857	105,603	105,006	88,098	91,728
Units redeemed	(891,228)	(952,070)	(545,087)	(892,326)	(281,255)	(245,275)	(119,534)	(118,224)

Ending units	4,952,140	5,662,400	2,227,209	2,481,852	1,353,789	1,529,441	525,621	557,057

	WRLTBP		WRMIC		WRMCG		WRMMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$18,536	19,623	(27,946)	(38,589)	(154,432)	(182,574)	(127,513)	(144,776)
Realized gain (loss) on investments	7,565	(9,551)	(88,963)	184,083	108,508	707,610	-	-
Change in unrealized gain (loss) on investments	12,914	(23,032)	108,885	(1,030,799)	(158,288)	(2,944,679)	-	-
Reinvested capital gains	-	-	277,212	562,283	781,250	1,357,324	418	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,015	(12,960)	269,188	(323,022)	577,038	(1,062,319)	(127,095)	(144,776)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,033	25,595	5,844	14,702	139,443	194,595	5,043,817	4,625,710
Transfers between subaccounts (including fixed account), net (note 3)	1,798,732	659,482	(295,039)	(179,758)	(282,454)	1,576,224	11,643,251	9,604,324
Redemptions	(1,373,972)	(751,516)	(190,030)	(680,635)	(1,761,555)	(2,448,218)	(15,992,234)	(16,056,673)
Annuity benefits	-	-	-	-	(602)	(660)	(2,949)	(3,058)
Contract maintenance charges (note 2)	-	-	-	-	(26)	(39)	-	-
Contingent deferred sales charges (note 2)	-	(108)	(30)	(423)	(70)	(916)	(7)	(202)
Adjustments to maintain reserves	(38)	(38)	20	(19)	47	2,307	428	3,100

Net equity transactions	450,755	(66,585)	(479,235)	(846,133)	(1,905,217)	(676,707)	692,306	(1,826,799)

Net change in contract owners’ equity	489,770	(79,545)	(210,047)	(1,169,155)	(1,328,179)	(1,739,026)	565,211	(1,971,575)
Contract owners’ equity beginning of period	5,167,064	5,246,609	2,879,595	4,048,750	14,899,317	16,638,343	12,648,066	14,619,641

Contract owners’ equity end of period	$5,656,834	5,167,064	2,669,548	2,879,595	13,571,138	14,899,317	13,213,277	12,648,066

CHANGES IN UNITS:
Beginning units	509,157	515,682	133,260	168,210	654,040	680,684	1,203,265	1,377,912
Units purchased	239,532	115,229	9,279	12,081	106,057	126,003	1,949,941	1,842,527
Units redeemed	(196,174)	(121,754)	(32,324)	(47,031)	(193,006)	(152,647)	(1,886,154)	(2,017,174)

Ending units	552,515	509,157	110,215	133,260	567,091	654,040	1,267,052	1,203,265

	WRRESP		WRSTP		WRSCP		WRSCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,764)	(6,164)	(614,711)	(781,294)	(415,827)	(516,077)	(39,998)	(57,971)
Realized gain (loss) on investments	472,156	1,456,237	1,764,534	2,911,229	(351,942)	1,182,965	41,994	181,882
Change in unrealized gain (loss) on investments	(968,346)	(2,006,953)	(3,585,852)	(8,858,962)	(2,743,072)	(7,046,972)	887,119	(935,477)
Reinvested capital gains	709,130	796,375	2,232,000	4,209,494	4,016,402	7,065,145	432,815	456,902

Net increase (decrease) in contract owners’ equity resulting from operations	211,176	239,495	(204,029)	(2,519,533)	505,561	685,061	1,321,930	(354,664)

Equity transactions:
Purchase payments received from contract owners (note 3)	68,778	61,727	407,762	752,352	503,823	279,701	14,735	9,276
Transfers between subaccounts (including fixed account), net (note 3)	533,626	223,062	(2,060,450)	762,447	(942,554)	(833,367)	950,038	(249,989)
Redemptions	(786,688)	(1,189,383)	(5,666,504)	(9,377,919)	(4,291,083)	(4,916,949)	(504,267)	(662,321)
Annuity benefits	(2,483)	(2,413)	(2,468)	(2,850)	(1,158)	(1,326)	(429)	(472)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(405)	(107)	(1,989)	(7,073)	(1,591)	(6,163)	(30)	(644)
Adjustments to maintain reserves	117	44	1,059	802	67	35	(6,575)	50

Net equity transactions	(187,055)	(907,070)	(7,322,590)	(7,872,241)	(4,732,496)	(5,478,069)	453,472	(904,100)

Net change in contract owners’ equity	24,121	(667,575)	(7,526,619)	(10,391,774)	(4,226,935)	(4,793,008)	1,775,402	(1,258,764)
Contract owners’ equity beginning of period	7,665,936	8,333,511	62,925,273	73,317,047	41,640,379	46,433,387	4,767,979	6,026,743

Contract owners’ equity end of period	$7,690,057	7,665,936	55,398,654	62,925,273	37,413,444	41,640,379	6,543,381	4,767,979

CHANGES IN UNITS:
Beginning units	332,526	374,416	2,376,530	2,659,452	2,066,180	2,321,746	244,035	287,890
Units purchased	58,859	83,873	104,182	179,910	98,736	109,001	82,488	19,867
Units redeemed	(67,909)	(125,763)	(398,058)	(462,832)	(341,810)	(364,567)	(64,036)	(63,722)

Ending units	323,476	332,526	2,082,654	2,376,530	1,823,106	2,066,180	262,487	244,035

	WRVP		SVOF		WFVSCG		OVGS3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$33,273	(145,157)	345	(3,042)	(55,698)	(91,307)	-	-
Realized gain (loss) on investments	(976,577)	206,048	10,452	4,682	(945,463)	(60,236)	-	-
Change in unrealized gain (loss) on investments	(8,453)	(7,778,661)	(9,893)	(30,921)	602,298	(1,274,634)	-	-
Reinvested capital gains	4,144,111	5,603,492	16,098	20,175	446,700	1,050,019	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,192,354	(2,114,278)	17,002	(9,106)	47,837	(376,158)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	273,836	223,284	5,753	66	79,549	86,807	-	8,525
Transfers between subaccounts (including fixed account), net (note 3)	(463,087)	(1,846,403)	13,830	(44)	(780,687)	(264,753)	(1)	(5,127)
Redemptions	(4,529,179)	(5,084,296)	(49,820)	(3,118)	(728,073)	(950,711)	1	(3,380)
Annuity benefits	(2,769)	(9,129)	(2,759)	(2,880)	(871)	(805)	-	-
Contract maintenance charges (note 2)	-	-	(22)	(23)	(36)	(63)	-	(19)
Contingent deferred sales charges (note 2)	(1,255)	(1,274)	-	-	(163)	(584)	-	-
Adjustments to maintain reserves	(218)	(112)	1,095	497	(192)	(181)	-	7,147

Net equity transactions	(4,722,672)	(6,717,930)	(31,923)	(5,502)	(1,430,473)	(1,130,290)	-	7,146

Net change in contract owners’ equity	(1,530,318)	(8,832,208)	(14,921)	(14,608)	(1,382,636)	(1,506,448)	-	7,146
Contract owners’ equity beginning of period	37,854,709	46,686,917	187,221	201,829	6,276,251	7,782,699	7,146	-

Contract owners’ equity end of period	$36,324,391	37,854,709	172,300	187,221	4,893,615	6,276,251	7,146	7,146

CHANGES IN UNITS:
Beginning units	1,779,137	2,083,026	8,647	8,810	270,263	321,420	-	-
Units purchased	93,523	66,694	867	-	65,371	110,356	-	1,114
Units redeemed	(320,463)	(370,583)	(2,457)	(163)	(138,724)	(161,513)	-	(1,114)

Ending units	1,552,197	1,779,137	7,057	8,647	196,910	270,263	-	-

	JAIGS2		FTVDM3		TIF3		HIBF3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	39,784	56	(4)	-	-	-	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(30,347)	(56)	4	-	-	-	-	-
Redemptions	(9,437)	(27,563)	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(510)	-	-	-	-	-	-
Adjustments to maintain reserves	(2,610)	30,683	-	277	-	327	-	11,446

Net equity transactions	(2,610)	2,610	-	277	-	327	-	11,446

Net change in contract owners’ equity	(2,610)	2,610	-	277	-	327	-	11,446
Contract owners’ equity beginning of period	2,610	-	277	-	327	-	11,446	-

Contract owners’ equity end of period	$-	2,610	277	277	327	327	11,446	11,446

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	2,829	-	7	-	-	-	-	-
Units redeemed	(2,829)	-	(7)	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

	FHISR		FOSR		GVDIV6		CAF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(44,159)	-	(81,312)	-	-	(50,888)	(228,486)
Realized gain (loss) on investments	-	249,512	-	3,765,027	-	-	3,946,875	3,350,917
Change in unrealized gain (loss) on investments	-	1,973,115	-	(1,767,147)	-	-	(6,392,198)	(5,654,950)
Reinvested capital gains	-	-	-	-	-	-	2,297,043	3,727,423

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,178,468	-	1,916,568	-	-	(199,168)	1,194,904

Equity transactions:
Purchase payments received from contract owners (note 3)	-	138,567	-	98,246	-	-	133,592	346,331
Transfers between subaccounts (including fixed account), net (note 3)	-	(27,043,731)	-	(22,848,894)	-	-	(26,776,851)	(2,146,271)
Redemptions	-	(1,279,840)	-	(850,111)	(1)	-	(879,554)	(4,755,794)
Annuity benefits	-	-	-	(13,326)	11	-	(708)	(2,272)
Contract maintenance charges (note 2)	-	(96)	-	(260)	-	-	(679)	(1,800)
Contingent deferred sales charges (note 2)	-	(2,115)	-	(2,400)	-	-	(1,988)	(5,774)
Adjustments to maintain reserves	-	224	-	(8,604)	(10)	156	(2,063)	(453)

Net equity transactions	-	(28,186,991)	-	(23,625,349)	-	156	(27,528,251)	(6,566,033)

Net change in contract owners’ equity	-	(26,008,523)	-	(21,708,781)	-	156	(27,727,419)	(5,371,129)
Contract owners’ equity beginning of period	-	26,008,523	-	21,708,781	156	-	27,727,419	33,098,548

Contract owners’ equity end of period	$-	-	-	-	156	156	-	27,727,419

CHANGES IN UNITS:
Beginning units	-	1,838,763	-	1,234,531	-	-	2,002,245	2,472,698
Units purchased	-	1,998,468	-	35,618	-	-	21,670	95,396
Units redeemed	-	(3,837,231)	-	(1,270,149)	-	-	(2,023,915)	(565,849)

Ending units	-	-	-	-	-	-	-	2,002,245

	BBGI		ACVI3		AMFAS		HVIE
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(1,079)	-	(455)	-	(18,847)	-	729
Realized gain (loss) on investments	-	123,150	-	20,210	-	(247,794)	-	(8,381)
Change in unrealized gain (loss) on investments	-	(110,366)	-	(15,373)	-	71,024	-	434
Reinvested capital gains	-	-	-	-	-	187,149	-	9,544

Net increase (decrease) in contract owners’ equity resulting from operations	-	11,705	-	4,382	-	(8,468)	-	2,326

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,212	-	6	-	71	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(465,731)	-	(65,383)	-	(1,273,246)	-	(89,063)
Redemptions	-	(38,477)	-	(7,330)	-	(193,013)	-	(25)
Annuity benefits	-	-	-	(448)	-	(1,771)	-	-
Contract maintenance charges (note 2)	-	-	-	(10)	-	(13)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(14)	-	(4,685)	-	(25)	-	(1)

Net equity transactions	-	(501,010)	-	(77,850)	-	(1,467,997)	-	(89,089)

Net change in contract owners’ equity	-	(489,305)	-	(73,468)	-	(1,476,465)	-	(86,763)
Contract owners’ equity beginning of period	-	489,305	-	73,468	-	1,476,465	-	86,763

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	36,540	-	4,143	-	101,866	-	7,583
Units purchased	-	791	-	2,811	-	84,886	-	-
Units redeemed	-	(37,331)	-	(6,954)	-	(186,752)	-	(7,583)

Ending units	-	-	-	-	-	-	-	-

	MIGSC		FO2R		SGRF
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	440	-	(12,429)	-	-
Realized gain (loss) on investments	-	48,222	-	466,165	-	-
Change in unrealized gain (loss) on investments	-	(63,337)	-	(276,211)	-	-
Reinvested capital gains	-	16,465	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,790	-	177,525	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	4,339	-	29
Transfers between subaccounts (including fixed account), net (note 3)	-	(184,969)	-	(2,124,924)	-	(29)
Redemptions	-	(3,019)	-	(99,538)	-	-
Annuity benefits	-	(1,294)	-	(353)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	-	10	-	(1,074)	-	48

Net equity transactions	-	(189,272)	-	(2,221,550)	-	48

Net change in contract owners’ equity	-	(187,482)	-	(2,044,025)	-	48
Contract owners’ equity beginning of period	-	187,482	-	2,044,025	48	-

Contract owners’ equity end of period	$-	-	-	-	48	48

CHANGES IN UNITS:
Beginning units	-	9,428	-	130,763	-	-
Units purchased	-	-	-	4,748	-	-
Units redeemed	-	(9,428)	-	(135,511)	-	-

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory, record keeping and reporting to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

RATIONAL FUNDS

VA Situs Fund (HVSIT)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Socially Responsible Growth Fund Inc - Service Shares (DSRGS)

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)*

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

VI American Franchise Fund - Series I Shares (ACEG)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI Equity and Income Fund - Series I Shares (IVKEI1)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)*

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)*

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

“The Universal Institutional Funds, Inc. - Global Strategist Portfolio - Class I” (MSVIM)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)*

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PIMCO FUNDS

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

Total Return Portfolio - Advisor Class (PMVTRD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

FEDERATED INVESTORS

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)*

VT International Equity Fund: Class IB (PVTIGB)

VICTORY FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

VT Omega Growth - Class 1 (EVOM)*

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II (2)	BOA V(3)	BOA Choice Venue
Variable Account Charge - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.	-	-	-	-
Five Year CDSC Option	0.15%(11)	-	0.15%(11)	-
CDSC Waiver Options:	-	-	-	-
Additional (5%) Withdrawal without Charge and Disability	0.1%(19)	-	0.1%(18)	-
In addition to standard 10% CDSC-free withdrawal privilege.	-	-	-	-
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.	-	-	-	-
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	-	-	-	-
Death Benefit Options -	-	-	-	-
Allows enhanced provision in place of the standard death benefit.	-	-	-	-
One-Year Enhanced	0.15%(5)(15)	0.15%(5)(15)	-	-
One-Year Step Up	0.05%(6)(16)	0.10%(6)(16)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)(15)	0.20%(5)(15)	-	0.15%
5% Enhanced	0.10%(7)(17)	0.15%(7)(17)	0.10%	-
Guaranteed Minimum Income Benefit Options:	-	-	-	-
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.	-	-	-	-
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.	-	-	-	-
Extra Value Option (EV)	0.45% (12)	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.	-	-	-	-
Beneficiary Protector Option	0.4%(13)	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-
Capital Preservation Plus Option	0.5%(14)	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.	-	-	-	-

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charge - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -	-	-	-	-
Allows enhanced provision in place of the standard death benefit.	-	-	-	-
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:	-	-	-	-
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.	-	-	-	-
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount	-	-	-	-
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.	-	-	-	-
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddell & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(11)	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	-	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

(12)	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
(13)	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
(14)	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
(15)	This option may not be elected with another death benefit option.
(16)	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
(17)	This option may be elected alone or along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
(18)	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of: 15% of all purchase payments made to the contract or any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.
(19)	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

The following table provides variables account charges by asset fee rates for the period ended December 31, 2016.

	Total	HVSIT	ALVDAB	BRVHY3	BRVTR3	BRVED3	MLVGA3	DWVSVS

0.95%	$14,616,962	$1,401	$309	$1,062	$3,892	$2,626	$80,628	$7,025
1.00%	4,993,946	244	23	1,296	916	195	25,266	1,357
1.05%	997,491	-	336	147	110	-	6,434	36
1.10%	8,171,177	75	311	1,457	1,653	760	31,813	798
1.15%	3,873,364	-	497	159	423	739	25,638	822
1.20%	9,252,957	306	1,975	4,562	4,796	3,914	119,964	8,320
1.25%	1,613,252	-	-	201	543	46	10,489	396
1.30%	1,426,656	-	-	86	-	1,466	14,513	3,121
1.35%	1,998,355	14	1,971	734	257	479	22,297	1,016
1.40%	2,024,149	88	-	269	120	116	18,222	4,808
1.45%	312,417	88	-	386	-	1,176	3,386	22
1.50%	736,162	108	-	-	-	-	3,258	-
1.55%	529,417	-	-	169	-	-	3,001	1,822
1.60%	785,209	-	-	61	-	-	2,896	-
1.65%	761,550	-	-	-	33	-	5,594	5
1.70%	103,779	-	-	-	-	-	415	-
1.75%	439,808	9	-	-	-	-	2,280	4
1.80%	287,983	-	-	42	-	-	85	22
1.85%	108,860	-	-	-	-	-	196	-
1.90%	52,005	-	-	-	-	-	6,830	-
1.95%	230,881	-	-	-	-	-	750	-
2.00%	48,869	-	-	-	-	-	-	-
2.05%	188,794	-	-	-	-	-	31	-
2.10%	138,652	-	-	-	-	-	-	-
2.15%	43,122	-	-	-	-	-	-	-
2.20%	185,042	-	-	-	-	-	779	-
2.25%	516,495	-	-	-	-	-	-	-
2.35%	17,955	-	-	-	-	-	-	-
2.45%	14,260	-	-	-	-	-	-	-
2.50%	11,885	-	-	-	-	-	-	-
2.60%	55,151	-	-	-	-	-	-	-

Totals	$54,536,605	$2,333	$5,422	$10,631	$12,743	$11,517	$384,765	$29,574

	DSIF	DSRG	DSRGS	ETVFR	FTVIS2	FTVRD2	FTVSV2	FTVDM2

0.95%	$909,069	$112,681	$-	$7,687	$88,528	$-	$25,860	$7,716
1.00%	438,005	51,848	-	5,366	44,471	-	10,229	4,349
1.05%	82,224	11,668	-	45	8,686	-	2,286	324
1.10%	379,309	83,762	-	18,622	46,919	-	13,364	3,042
1.15%	186,045	24,303	-	1,042	19,292	-	8,020	2,078
1.20%	661,364	60,521	-	9,943	136,126	-	23,568	7,869
1.25%	95,931	9,202	-	1,389	10,688	6,385	6,257	1,967
1.30%	84,319	6,233	-	3,467	38,942	-	1,990	803
1.35%	111,530	10,361	-	14,711	28,072	-	3,852	2,018
1.40%	88,026	10,163	-	1,069	23,040	-	3,361	1,521
1.45%	13,890	1,048	-	310	2,566	-	688	793
1.50%	20,349	5,218	488	367	4,504	-	536	120
1.55%	12,947	1,761	-	209	213	-	387	201
1.60%	32,509	788	35	102	3,409	-	1,224	2,168
1.65%	24,127	1,764	67	787	9,560	-	2,936	512
1.70%	12,434	137	-	-	22	-	174	-
1.75%	13,315	1,511	-	-	21	-	768	69
1.80%	4,808	88	-	-	1,452	-	52	40
1.85%	3,279	125	-	-	1,457	-	217	127
1.90%	479	246	-	-	-	-	-	60
1.95%	3,573	-	-	-	693	-	-	33
2.00%	166	39	-	-	892	-	-	-
2.05%	807	366	-	-	51	-	-	224
2.10%	447	-	543	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	5,121	444	-	-	692	-	-	-
2.25%	15,966	-	-	-	5,695	2,596	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	4	-	-	-	-	-

Totals	$3,200,039	$394,277	$1,137	$65,116	$475,991	$8,981	$105,769	$36,034

	TIF2	FTVGI2	FTVFA2	IVMCC2	IVKMG2	JPMMV1	JABS	JAFBS

0.95%	$18,971	$96,035	$19,146	$310	$2,752	$54,204	$-	$8,867
1.00%	6,308	27,767	2,270	-	491	27,459	-	1,179
1.05%	704	4,325	5,601	-	62	2,618	-	536
1.10%	4,303	24,405	2,987	2,740	1,432	17,291	-	884
1.15%	3,552	16,444	1,715	855	162	11,690	-	2,083
1.20%	6,997	63,892	19,385	113	1,929	55,545	-	4,667
1.25%	2,644	4,284	1,947	-	1,019	4,615	925	-
1.30%	753	11,516	4,277	-	1	12,964	-	415
1.35%	1,466	11,015	2,790	11	222	8,869	-	831
1.40%	4,349	8,666	1,622	-	404	3,754	-	96
1.45%	-	488	322	-	-	638	-	-
1.50%	481	839	-	-	984	1,703	-	-
1.55%	24	540	40	-	-	293	-	261
1.60%	1,594	1,936	7,226	67	-	1,639	-	579
1.65%	33	3,159	-	-	332	3,492	-	226
1.70%	-	449	-	5	-	150	-	-
1.75%	1	1,817	-	11	46	1,555	-	-
1.80%	-	2,207	116	-	238	1,588	-	-
1.85%	97	1,261	133	-	-	74	-	-
1.90%	-	-	-	-	203	-	-	-
1.95%	399	1,082	423	-	460	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	30	-	1,167	468	-	-
2.10%	-	-	-	-	191	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	631	-	-	505	334	-	-
2.25%	-	-	-	-	418	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	25	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$52,676	$282,758	$70,030	$4,112	$13,043	$210,943	$925	$20,624

	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC	M2IGSS	MMCGSC	MNDSC

0.95%	$225,989	$78,482	$117,630	$12,569	$271	$-	$-	$3,617
1.00%	138,602	44,956	63,435	483	140	-	-	575
1.05%	18,799	7,565	12,454	236	-	-	-	170
1.10%	97,433	26,424	61,728	988	301	-	-	2,192
1.15%	48,165	17,390	28,594	638	73	-	-	1,603
1.20%	201,246	64,068	110,545	2,075	262	-	-	2,375
1.25%	27,268	13,921	16,671	164	-	2,064	-	31
1.30%	45,637	8,779	14,099	265	29	-	-	-
1.35%	33,719	15,374	17,091	565	-	-	-	18
1.40%	32,674	9,387	15,214	3,080	-	-	-	227
1.45%	4,417	1,320	3,865	-	-	-	-	142
1.50%	14,600	1,297	5,422	-	-	-	2,630	705
1.55%	8,710	876	2,220	1,785	-	-	-	-
1.60%	8,803	1,386	2,762	163	-	-	418	1,032
1.65%	15,056	1,721	4,910	113	-	-	2,333	314
1.70%	2,556	81	239	-	-	-	-	6
1.75%	2,964	1,804	3,563	-	-	-	544	4
1.80%	3,699	766	2,077	24	401	-	712	70
1.85%	453	830	538	-	-	-	-	-
1.90%	331	312	107	-	-	-	1,036	-
1.95%	1,761	1,646	407	17	-	-	2,695	1,310
2.00%	254	-	-	-	-	-	-	-
2.05%	1,563	310	361	-	-	-	2,739	2,346
2.10%	-	224	-	-	-	-	1,777	642
2.15%	7	-	-	-	-	-	-	-
2.20%	241	233	704	-	-	-	694	1,253
2.25%	8,130	-	-	-	-	42	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	80
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	556	-

Totals	$943,077	$299,152	$484,636	$23,165	$1,477	$2,106	$16,134	$18,712

	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSVMG	MSVRE

0.95%	$131,862	$73,400	$979	$13,143	$-	$17,837	$-	$-
1.00%	34,402	18,150	1,935	1,758	-	8,467	-	-
1.05%	6,494	2,234	407	214	-	350	-	-
1.10%	48,747	16,058	485	2,996	-	6,683	-	-
1.15%	23,129	10,415	114	3,773	-	2,516	-	-
1.20%	69,861	33,272	947	7,845	-	11,071	-	341
1.25%	8,489	1,707	111	2,141	220	1,745	-	127
1.30%	14,610	9,851	85	1,532	-	1,010	-	-
1.35%	15,328	7,648	341	890	-	714	-	-
1.40%	12,479	5,027	1,143	3,684	-	1,868	-	-
1.45%	2,188	26	-	137	-	12	-	-
1.50%	5,403	3,061	-	1,946	379	158	-	38
1.55%	471	1,799	-	7,374	-	621	-	-
1.60%	3,130	2,376	-	-	-	8,095	39	12,692
1.65%	7,325	3,046	-	391	599	1,279	-	-
1.70%	593	550	-	1,580	-	23	-	-
1.75%	7,041	2,642	-	652	85	1,043	706	2,990
1.80%	3,515	855	-	-	-	35	-	-
1.85%	283	1,097	77	2,003	-	58	-	-
1.90%	-	331	-	-	-	12	-	-
1.95%	2,350	7,376	-	5,501	7,801	-	-	-
2.00%	3,119	719	-	-	-	-	-	-
2.05%	4,909	647	-	-	23	-	-	-
2.10%	2,490	1,500	-	669	-	-	-	-
2.15%	4,697	-	-	-	-	4	-	-
2.20%	3,915	2,460	-	22	407	-	-	-
2.25%	6,408	60	-	-	1,739	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	170	165	-	-	-	-	-	-
2.50%	521	-	-	-	-	-	-	-
2.60%	174	751	-	-	712	-	-	-

Totals	$424,103	$207,223	$6,624	$58,251	$11,965	$63,601	$745	$16,188

	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.95%	$682	$1,331	$346,896	$-	$98,279	$38,884	$45,722	$74,219
1.00%	1,885	469	115,950	-	66,774	9,665	15,986	28,578
1.05%	-	-	20,647	-	15,753	3,320	6,268	6,975
1.10%	2,170	465	172,647	-	54,281	9,186	24,381	31,838
1.15%	-	95	93,633	-	30,365	13,630	17,450	27,085
1.20%	246	363	278,803	-	139,986	54,653	61,267	80,868
1.25%	-	-	46,721	-	20,776	3,787	8,906	13,146
1.30%	-	105	44,928	-	40,011	5,285	19,754	18,099
1.35%	-	39	60,005	-	28,082	7,619	12,332	13,297
1.40%	301	335	68,118	-	31,296	3,282	14,400	17,938
1.45%	-	132	6,511	-	5,822	-	991	1,995
1.50%	-	-	15,104	6,528	5,557	1,077	670	3,776
1.55%	-	-	9,140	-	3,831	51	1,202	649
1.60%	-	-	23,221	413	630	306	1,742	1,851
1.65%	-	-	14,306	3,321	17,804	41	3,301	4,856
1.70%	-	-	4,525	-	16	485	6	107
1.75%	-	-	7,337	1,510	23	342	1	-
1.80%	-	-	5,279	4,209	3,466	183	1,703	165
1.85%	-	-	3,441	-	1,011	62	96	400
1.90%	-	-	663	2,369	-	-	-	-
1.95%	-	-	1,985	4,023	48	-	36	377
2.00%	-	-	1,257	721	884	-	-	-
2.05%	-	-	4,133	4,623	522	-	-	1,591
2.10%	-	-	226	1,023	-	-	-	-
2.15%	-	-	12	1,766	-	-	-	-
2.20%	-	-	3,326	3,488	5,762	-	-	-
2.25%	-	-	7,309	-	32,836	4,880	-	13,245
2.35%	-	-	-	2,591	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	101	-	-	-	-

Totals	$5,284	$3,334	$1,356,123	$36,686	$603,815	$156,738	$236,214	$341,055

	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2

0.95%	$51,804	$110,262	$39,613	$-	$56,329	$-	$192,145	$184
1.00%	25,465	44,521	10,967	-	25,145	-	87,833	65
1.05%	6,244	11,234	2,558	-	4,546	-	25,534	-
1.10%	21,050	51,085	22,211	-	21,760	-	83,865	32
1.15%	18,612	22,319	15,486	-	9,375	-	30,894	-
1.20%	71,514	68,313	35,145	-	43,684	-	81,501	59
1.25%	6,705	16,293	4,856	-	5,245	756	13,961	-
1.30%	6,904	25,429	3,078	-	6,575	-	23,910	-
1.35%	5,932	16,587	6,396	-	7,770	-	23,995	-
1.40%	8,203	14,376	5,656	-	5,815	-	17,198	-
1.45%	470	2,559	471	-	906	-	3,218	-
1.50%	2,263	2,705	1,203	476	1,109	-	4,271	-
1.55%	706	4,045	1,589	-	1,877	-	5,491	-
1.60%	623	6,726	2,117	555	2,509	-	5,849	-
1.65%	971	3,176	892	520	1,182	-	3,635	-
1.70%	-	732	82	-	106	-	2,486	-
1.75%	-	5,302	1,981	213	559	-	203	-
1.80%	259	3,962	245	2	841	-	1,473	-
1.85%	-	782	265	-	1,077	-	537	-
1.90%	-	-	-	-	-	-	1,953	-
1.95%	-	1,838	632	1,263	1,689	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	90	747	787	-	1,676	-
2.10%	-	225	-	290	221	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	25	157	-	1,001	529	-	489	-
2.25%	14,758	-	-	-	-	-	542	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	223	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	167	-	-	-	-

Totals	$242,508	$412,628	$155,533	$5,457	$199,636	$756	$612,659	$340

	NVNSR1	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2

0.95%	$12,751	$9,942	$25,244	$19,213	$15,553	$29,892	$16,746	$16,364
1.00%	1,730	2,373	9,890	3,841	8,268	30,423	7,048	8,364
1.05%	381	-	3,030	904	760	728	-	2,788
1.10%	5,800	7,270	12,819	8,390	5,645	33,138	13,723	6,377
1.15%	2,920	1,169	4,142	719	1,274	12,285	3,081	5,629
1.20%	7,523	8,028	21,022	7,679	15,295	36,138	12,466	16,909
1.25%	2,222	219	6,464	4,383	6,703	11,930	8,172	2,457
1.30%	137	1,581	3,741	10,837	5,574	4,065	2,086	4,061
1.35%	2,510	748	4,249	4,652	3,324	12,656	2,550	3,819
1.40%	825	238	5,511	734	2,051	3,304	-	3,402
1.45%	92	-	491	-	97	1,309	-	-
1.50%	525	-	302	-	18,442	-	-	51
1.55%	79	-	1,103	639	3,552	500	-	-
1.60%	16	-	276	-	1,918	709	-	-
1.65%	788	744	1,332	130	1,331	4,090	-	119
1.70%	140	-	-	-	-	-	-	-
1.75%	221	306	-	-	-	-	-	-
1.80%	-	-	-	1,185	12	2,444	-	-
1.85%	-	-	-	-	-	-	-	927
1.90%	-	-	507	-	-	-	1,314	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	3	-
2.20%	-	-	-	-	-	-	-	-
2.25%	982	52	3,687	3,208	4,407	22,443	24,023	1,031
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$39,642	$32,670	$103,810	$66,514	$94,206	$206,054	$91,212	$72,298

	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2	GVIX8

0.95%	$14,629	$-	$17,753	$410,693	$-	$377,200	$-	$14,966
1.00%	6,757	-	2,928	211,328	-	145,410	-	2,667
1.05%	1,739	-	912	32,637	-	29,233	-	680
1.10%	7,960	-	1,069	113,207	-	156,780	-	3,048
1.15%	4,225	-	2,585	37,006	-	74,150	-	2,364
1.20%	19,324	-	10,240	105,397	-	214,703	-	10,624
1.25%	1,052	-	970	22,124	-	30,298	-	1,493
1.30%	1,942	-	7,286	17,198	-	39,716	-	827
1.35%	5,136	-	748	16,649	-	48,762	-	407
1.40%	782	-	1,562	18,915	-	56,274	-	832
1.45%	287	-	-	6,268	-	3,626	-	-
1.50%	223	1,834	574	7,876	724	8,835	8,554	23
1.55%	266	-	9	1,262	-	10,666	-	66
1.60%	3,015	250	1,800	6,451	161	24,098	1,081	3,941
1.65%	501	145	42	4,559	492	14,265	5,748	67
1.70%	1	-	-	2,050	-	3,160	-	-
1.75%	1,393	334	-	2,540	511	8,624	5,575	-
1.80%	2	99	4	1,788	305	4,818	656	13
1.85%	-	-	-	630	-	1,213	-	50
1.90%	-	-	-	70	-	83	304	-
1.95%	-	1,324	-	64	530	42	5,606	-
2.00%	-	-	-	-	-	311	-	-
2.05%	-	6,355	-	113	454	1,836	3,631	-
2.10%	-	246	-	671	1,061	-	3,291	-
2.15%	-	-	-	-	675	302	-	-
2.20%	-	798	-	421	338	1,016	3,296	-
2.25%	2,233	-	1,738	9,791	-	12,447	-	-
2.35%	-	-	-	-	-	-	159	-
2.45%	-	519	-	-	-	-	603	-
2.50%	-	207	-	-	451	-	113	-
2.60%	-	-	-	-	133	-	1,057	-

Totals	$71,467	$12,111	$50,220	$1,029,708	$5,835	$1,267,868	$39,674	$42,068

	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

0.95%	$75,167	$21,331	$5,298	$71,282	$361,059	$148,804	$103,449	$235,565
1.00%	8,866	10,429	1,212	17,047	100,695	29,285	22,921	103,309
1.05%	5,378	5,910	897	3,086	42,001	7,807	5,008	15,349
1.10%	63,357	9,304	1,817	47,809	280,427	185,402	77,340	136,212
1.15%	27,834	8,010	201	26,172	165,941	83,745	30,600	67,223
1.20%	64,451	16,121	5,655	62,172	257,006	142,245	93,937	183,120
1.25%	38,210	870	421	9,737	116,902	64,554	35,319	26,580
1.30%	3,299	2,815	638	6,038	39,530	5,660	8,417	48,568
1.35%	20,745	2,184	1,331	20,717	63,038	48,212	23,921	52,122
1.40%	12,081	3,198	586	17,467	114,859	50,114	29,285	32,784
1.45%	323	84	272	4,195	13,987	2,775	2,915	7,097
1.50%	10,727	-	383	8,295	37,563	18,543	25,052	9,715
1.55%	4,898	1,383	-	6,505	21,903	38,749	3,021	5,300
1.60%	6,049	453	-	10,586	61,765	24,359	12,561	11,071
1.65%	5,300	68	155	11,910	47,923	32,115	19,208	8,572
1.70%	235	51	-	34	7,581	4,104	999	1,803
1.75%	2,592	4,062	22	7,278	65,084	13,420	15,309	9,519
1.80%	5,626	29	-	2,587	30,124	6,863	8,262	3,676
1.85%	2,743	-	257	5,205	7,292	6,860	1,493	1,194
1.90%	-	-	-	107	1,973	797	1,815	431
1.95%	3,529	-	-	3,671	12,051	6,212	2,939	92
2.00%	-	-	331	-	702	-	1,196	584
2.05%	6,402	-	-	1,575	11,105	5,541	4,381	3,220
2.10%	3,038	-	-	2,101	15,892	17,602	5,343	1,001
2.15%	1,149	-	-	2,095	2,855	5,000	3,077	-
2.20%	3,527	-	-	599	10,365	5,411	16,852	3,718
2.25%	2,729	1,583	1,278	3,093	63,724	40,028	8,270	1,389
2.35%	-	-	-	199	5,227	1,295	231	-
2.45%	-	-	-	-	1,570	2,339	616	-
2.50%	-	-	-	637	2,635	1,368	3,195	-
2.60%	9,794	-	-	1,059	1,770	1,719	2,998	-

Totals	$388,049	$87,885	$20,754	$353,258	$1,964,549	$1,000,928	$569,930	$969,214

	SAM	NVMIG1	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.95%	$501,646	$120,395	$12,490	$-	$46,922	$-	$17,685	$3,326
1.00%	166,321	58,413	2,386	-	18,259	-	8,868	-
1.05%	47,724	8,599	2,564	-	1,690	-	2,179	532
1.10%	154,467	32,728	6,472	-	31,280	-	10,984	511
1.15%	58,195	13,423	5,367	-	26,760	-	7,336	815
1.20%	534,519	83,205	16,017	-	44,057	-	10,271	2,110
1.25%	47,384	15,234	1,110	1,233	7,738	-	1,129	2,811
1.30%	47,927	14,834	6,856	-	6,495	-	3,093	126
1.35%	75,254	12,755	1,789	-	10,673	-	2,202	98
1.40%	55,441	15,231	1,277	-	6,404	-	3,577	3,445
1.45%	2,974	2,409	142	-	1,133	-	24	-
1.50%	25,412	9,276	207	825	4,196	900	750	2,437
1.55%	8,503	908	441	-	942	-	354	-
1.60%	8,941	1,302	830	1	5,955	-	5,442	1,202
1.65%	30,778	2,966	482	997	5,183	262	410	3,066
1.70%	1,168	405	68	-	632	-	140	-
1.75%	14,103	569	276	553	3,674	-	2,013	1,530
1.80%	7,210	1,958	1,009	-	2,579	-	1,791	602
1.85%	2,635	232	684	-	108	-	87	-
1.90%	776	92	-	-	237	-	148	1,128
1.95%	1,236	874	12	491	1,411	1,608	-	6,522
2.00%	189	12	37	-	136	-	54	-
2.05%	1,379	47	71	565	1,891	-	14	808
2.10%	1,491	-	-	140	814	499	-	1,190
2.15%	908	-	-	-	12	-	19	291
2.20%	2,010	93	424	345	2,081	2,167	-	2,179
2.25%	7,259	-	-	-	3,553	-	-	1,186
2.35%	500	-	-	19	-	-	-	-
2.45%	-	-	-	-	35	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	631	-	-	8	1,030	47	-	3,672

Totals	$1,806,981	$395,960	$61,011	$5,177	$235,880	$5,483	$78,570	$39,587

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.95%	$215,257	$-	$162,251	$57,518	$-	$288,051	$-	$284,177
1.00%	100,553	-	35,483	21,506	-	87,049	-	115,429
1.05%	15,822	-	6,567	3,615	-	12,541	-	14,814
1.10%	105,831	-	102,602	30,490	-	126,046	-	99,098
1.15%	41,482	-	58,018	12,962	-	54,009	-	39,767
1.20%	121,585	30,500	155,432	47,585	-	160,994	-	159,025
1.25%	28,281	-	19,331	7,707	-	29,099	-	26,882
1.30%	9,010	12,059	16,328	9,773	-	21,506	-	24,051
1.35%	20,000	12,773	33,940	13,698	-	39,990	-	30,782
1.40%	22,166	6,085	46,282	10,561	-	34,858	-	40,867
1.45%	3,397	-	3,329	555	-	2,498	-	2,749
1.50%	8,554	683	10,292	1,358	633	8,155	2,279	10,182
1.55%	5,155	-	8,174	1,329	-	4,717	-	4,015
1.60%	6,477	-	6,708	2,591	447	22,919	838	8,349
1.65%	14,015	1,996	12,163	1,941	349	9,566	2,142	7,887
1.70%	1,221	-	2,194	186	-	2,947	-	1,075
1.75%	2,841	-	3,640	2,606	339	9,428	878	3,465
1.80%	2,198	54	3,049	3,222	256	4,639	257	3,485
1.85%	729	-	1,463	166	-	1,930	-	893
1.90%	851	-	604	50	228	518	460	351
1.95%	917	-	1,859	4	1,406	97	1,056	43
2.00%	84	-	55	-	34	336	121	167
2.05%	2,620	464	2,651	1,493	248	1,257	611	1,060
2.10%	-	810	224	-	510	-	2,169	-
2.15%	-	-	8	-	-	16	-	-
2.20%	4,238	-	1,003	1,169	141	2,361	1,038	147
2.25%	3,518	-	630	-	-	-	-	-
2.35%	-	-	-	-	-	-	109	-
2.45%	-	-	-	-	9	-	83	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	44	-	723	-

Totals	$736,802	$65,424	$694,280	$232,085	$4,644	$925,527	$12,764	$878,760

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1

0.95%	$-	$127,201	$32,765	$1,203,880	$-	$4,568	$46,973	$282,791
1.00%	-	52,062	15,056	516,879	-	3,661	33,989	83,860
1.05%	-	11,189	919	94,362	-	418	7,664	11,638
1.10%	-	32,523	5,120	404,089	-	3,126	22,418	92,725
1.15%	-	21,084	3,536	197,267	-	3,105	30,971	48,932
1.20%	-	98,596	11,169	650,247	-	4,159	49,619	145,016
1.25%	-	9,847	2,128	120,659	-	1,167	8,385	18,250
1.30%	-	17,484	1,940	91,008	-	1,640	6,618	17,900
1.35%	-	20,697	2,808	147,453	-	1,056	14,151	32,611
1.40%	-	12,157	3,043	152,577	-	870	8,158	25,876
1.45%	-	863	-	24,109	-	74	926	3,069
1.50%	3,007	9,421	-	33,128	30,116	-	1,435	12,082
1.55%	-	731	94	21,409	-	38	637	4,856
1.60%	1,371	4,266	55	38,522	3,047	95	2,336	18,936
1.65%	504	4,100	-	34,011	22,908	334	7,933	12,096
1.70%	-	440	-	10,153	-	114	646	1,105
1.75%	740	4,393	-	20,463	8,594	65	2,413	4,367
1.80%	2,138	2,204	-	16,069	5,412	-	467	4,273
1.85%	-	679	-	3,183	-	-	326	2,306
1.90%	1,171	589	-	2,518	1,869	-	-	731
1.95%	1,970	1,174	-	1,319	10,213	-	-	4,436
2.00%	405	12	-	1,143	2,401	-	48	604
2.05%	2,225	10,473	-	4,883	5,686	-	712	1,651
2.10%	1,645	1,080	-	-	6,440	-	-	6,136
2.15%	839	4	-	15	180	-	-	16
2.20%	1,882	3,438	-	3,414	13,189	-	113	4,645
2.25%	-	-	4,373	50,328	-	210	1,811	54
2.35%	-	-	-	-	3,712	-	-	1,468
2.45%	334	37	-	-	871	-	-	142
2.50%	504	-	-	-	248	-	-	-
2.60%	757	1,735	-	-	681	-	-	1,366

Totals	$19,492	$448,479	$83,006	$3,843,088	$115,567	$24,700	$248,749	$843,938

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.95%	$553	$37	$7,545	$88	$715	$15	$4,170	$53,862
1.00%	-	2	16	44	664	-	2,413	10,136
1.05%	95	115	-	-	-	262	-	1,041
1.10%	-	153	1,415	-	671	454	1,099	22,543
1.15%	-	-	-	-	763	-	1,518	10,779
1.20%	15	562	190	2,587	718	-	4,645	32,544
1.25%	-	-	153	-	-	-	178	1,505
1.30%	-	-	1,553	-	-	-	75	2,162
1.35%	-	-	266	110	-	-	241	3,388
1.40%	-	-	64	-	-	-	1,271	4,576
1.45%	-	-	-	-	-	-	201	-
1.50%	-	-	-	-	-	-	-	577
1.55%	-	-	-	-	-	-	304	522
1.60%	-	-	-	-	-	-	4,943	7,658
1.65%	-	-	-	-	-	-	-	1,303
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	891	15
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	4	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	3	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$663	$869	$11,206	$2,829	$3,531	$731	$21,953	$152,611

	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMSRS	PMVSTA	ALVGIB

0.95%	$33,104	$-	$18	$2,727	$-	$28,573	$249	$-
1.00%	16,500	-	-	232	-	12,381	17	-
1.05%	3,427	-	-	539	-	5,971	-	-
1.10%	39,318	-	-	208	-	6,894	307	-
1.15%	21,243	-	-	495	-	2,806	-	-
1.20%	73,498	-	86	1,787	-	25,547	50	-
1.25%	6,023	-	3	705	-	1,163	-	159
1.30%	6,257	-	-	223	-	790	-	-
1.35%	11,000	-	-	880	-	44	-	-
1.40%	3,153	-	-	527	-	175	-	-
1.45%	456	-	-	-	-	-	-	-
1.50%	3,048	-	-	694	-	55	-	2,447
1.55%	297	-	-	-	-	14	-	-
1.60%	950	565	1,119	769	418	883	-	338
1.65%	3,106	-	-	927	-	203	-	4,352
1.70%	41	-	-	-	-	-	-	-
1.75%	556	2,933	2,471	600	364	34	-	234
1.80%	1,621	-	-	-	-	44	-	207
1.85%	128	-	-	-	-	-	-	-
1.90%	4	-	-	1,906	-	1	-	-
1.95%	1,072	-	-	468	-	107	-	4,072
2.00%	162	-	-	-	-	-	-	-
2.05%	278	-	-	234	-	-	-	1,401
2.10%	443	-	-	-	-	-	-	1,731
2.15%	-	-	-	702	-	-	-	-
2.20%	643	-	-	172	-	-	-	1,259
2.25%	3,900	-	-	-	-	672	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	21
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	47	-	-	-	514

Totals	$230,228	$3,498	$3,697	$14,842	$782	$86,357	$623	$16,735

	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVMV1	ACVMV2

0.95%	$-	$8,792	$176,728	$-	$106,184	$1,013	$61,326	$-
1.00%	-	2,948	57,650	-	20,592	75	10,379	-
1.05%	-	611	12,435	-	5,255	-	1,475	-
1.10%	-	2,995	79,426	-	20,818	8,471	19,898	-
1.15%	-	2,737	31,978	-	18,366	5,032	7,983	-
1.20%	-	14,131	105,851	-	64,797	303	48,717	-
1.25%	-	598	15,060	-	14,198	113	1,451	3,852
1.30%	-	1,087	20,658	-	6,011	180	5,951	-
1.35%	-	3,684	19,396	-	18,368	-	8,772	-
1.40%	-	2,266	19,565	-	7,842	-	9,600	-
1.45%	-	-	2,020	-	950	-	222	-
1.50%	2,337	5,607	8,202	1,571	2,992	-	706	-
1.55%	-	43	8,095	-	5,997	-	3,197	-
1.60%	1,157	1,169	6,651	322	5,576	-	1,378	-
1.65%	3,763	4,228	11,875	514	1,880	-	918	-
1.70%	-	73	878	-	40	-	-	-
1.75%	404	1,473	3,723	1,218	1,908	1,088	85	-
1.80%	344	1,090	6,459	514	2,451	-	-	-
1.85%	-	99	1,603	-	2,018	-	41	-
1.90%	-	66	-	349	-	-	-	-
1.95%	3,041	6,767	3,845	1,020	952	-	46	-
2.00%	-	37	166	-	-	-	57	-
2.05%	579	1,604	2,481	526	23	-	24	-
2.10%	515	771	448	1,790	89	-	-	-
2.15%	-	506	5	-	2,023	-	-	-
2.20%	908	3,389	192	301	1,578	-	808	-
2.25%	-	12,041	2	-	12,076	-	-	5,548
2.35%	-	-	-	852	-	-	-	-
2.45%	-	-	-	154	233	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	155	888	-	816	294	-	-	-

Totals	$13,203	$79,700	$595,392	$9,947	$323,511	$16,275	$183,034	$9,400

	ACVU1	ACVV	DVMCSS	DVSCS	DCAP	DCAPS	DSC	DVIV

0.95%	$-	$2,056	$5,609	$61,508	$154,842	$-	$38	$-
1.00%	-	-	1,367	20,262	66,758	-	-	-
1.05%	-	-	29	1,770	15,542	-	-	-
1.10%	-	11,775	670	31,870	61,792	-	98	8
1.15%	-	5,747	1,260	17,335	29,580	-	-	10
1.20%	-	501	1,271	45,822	107,369	-	-	-
1.25%	-	244	161	8,913	13,621	-	-	-
1.30%	-	832	292	6,421	15,963	-	-	-
1.35%	-	-	160	25,755	17,223	-	-	-
1.40%	-	-	128	13,366	14,504	-	200	-
1.45%	-	-	26	4,036	1,215	-	-	-
1.50%	-	-	166	640	4,770	1,738	-	-
1.55%	-	-	1,474	1,098	3,507	-	-	-
1.60%	-	-	-	3,646	4,431	280	-	-
1.65%	-	-	1,589	3,120	4,750	2,556	-	-
1.70%	-	-	317	727	1,302	-	-	-
1.75%	365	-	-	2,254	2,638	702	-	-
1.80%	-	-	21	470	1,997	21	-	-
1.85%	-	-	599	889	73	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	2,092	4	-	680	-	-
2.00%	-	-	-	-	254	-	-	-
2.05%	-	-	-	1,192	563	2,931	-	-
2.10%	-	-	224	-	-	3,467	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	14	935	145	776	-	-
2.25%	-	-	-	41	2,063	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	895	-	-
2.50%	-	-	-	-	-	174	-	-
2.60%	-	-	-	-	-	1,657	-	-

Totals	$365	$21,155	$17,469	$252,074	$524,902	$15,877	$336	$18

	FCA2S	FHIBS	FQB	FQBS	FVSS2	FB2	FCS	FNRS2

0.95%	$-	$-	$198,702	$-	$-	$926	$9,870	$29,392
1.00%	-	-	53,719	-	-	249	1,111	12,466
1.05%	-	-	12,979	-	-	39	-	2,411
1.10%	-	-	97,898	-	-	421	85,024	16,533
1.15%	-	-	47,391	-	-	157	35,646	6,621
1.20%	-	-	151,388	-	-	97	3,175	30,369
1.25%	-	-	24,772	-	-	-	1,504	2,917
1.30%	-	-	34,622	-	-	-	2,283	4,394
1.35%	-	-	32,909	-	-	933	-	10,096
1.40%	-	-	40,490	-	-	-	-	5,797
1.45%	-	-	4,713	-	-	-	-	663
1.50%	375	3,560	5,973	6,489	263	-	-	449
1.55%	-	-	7,348	-	-	-	-	2,854
1.60%	848	1,701	20,412	2,142	56	-	-	543
1.65%	-	2,464	12,773	5,615	676	-	-	781
1.70%	-	-	3,476	-	-	-	-	-
1.75%	-	809	17,487	1,794	708	-	-	87
1.80%	58	459	5,023	518	13	-	-	881
1.85%	-	-	1,811	-	-	-	-	494
1.90%	-	-	-	1,466	-	-	-	76
1.95%	355	3,486	29	7,638	1,031	-	-	416
2.00%	-	374	386	424	70	-	-	-
2.05%	223	6,486	1,124	10,813	1,352	-	-	79
2.10%	60	1,835	-	2,440	77	-	-	-
2.15%	131	-	81	5,017	-	-	-	-
2.20%	1,418	757	148	1,902	574	-	-	-
2.25%	-	-	1,196	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	346	-	12	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	112	853	-	968	759	-	-	-

Totals	$3,580	$23,130	$776,850	$47,238	$5,579	$2,822	$138,613	$128,319

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2

0.95%	$561,891	$-	$29,187	$-	$33,972	$-	$19,528	$-
1.00%	259,760	-	8,535	-	15,102	-	11,612	-
1.05%	52,547	-	330	-	4,315	-	2,181	-
1.10%	247,381	-	8,434	-	16,753	-	12,023	-
1.15%	107,099	-	10,357	-	5,431	-	1,450	-
1.20%	360,533	-	10,090	-	27,416	-	14,939	-
1.25%	58,291	-	-	168	614	566	6,800	2,211
1.30%	44,675	-	14,121	-	4,472	-	5,200	-
1.35%	86,220	-	1,178	-	5,388	-	1,528	-
1.40%	86,284	-	2,976	-	6,041	-	1,032	-
1.45%	7,069	-	-	-	1,331	-	1,163	-
1.50%	19,139	13,382	-	-	1,320	-	783	-
1.55%	13,501	-	-	-	1,845	-	-	-
1.60%	27,791	3,442	360	-	-	-	-	-
1.65%	24,602	11,122	5,565	-	353	-	-	-
1.70%	3,717	-	10	-	-	-	-	-
1.75%	16,743	2,600	1,873	-	-	-	-	-
1.80%	8,543	4,538	-	-	-	-	15	-
1.85%	3,253	-	-	-	549	-	-	-
1.90%	626	2,658	-	-	-	-	-	-
1.95%	37	6,503	32	-	-	-	-	-
2.00%	414	123	-	-	-	-	-	-
2.05%	1,952	4,584	-	-	-	-	374	-
2.10%	-	3,628	-	-	-	-	-	-
2.15%	11	-	-	-	-	-	-	-
2.20%	1,225	6,119	-	-	-	-	-	-
2.25%	15,410	-	-	643	-	1,687	-	1,850
2.35%	-	260	-	-	-	-	-	-
2.45%	-	615	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	5,548	-	-	-	-	-	-

Totals	$2,008,714	$65,122	$93,048	$811	$124,902	$2,253	$78,628	$4,061

	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2

0.95%	$228	$269	$509,125	$-	$173,952	$119,645	$78,857	$-
1.00%	-	-	260,662	-	64,321	31,650	26,566	-
1.05%	-	-	47,320	-	17,991	6,937	5,043	-
1.10%	321	9,087	191,972	-	52,503	27,845	34,287	-
1.15%	34	1,428	80,336	-	19,312	17,552	15,223	-
1.20%	-	11	310,953	-	275,697	84,878	61,466	-
1.25%	-	-	48,657	-	11,016	14,599	2,934	5,167
1.30%	-	75	35,592	-	26,282	20,874	12,047	-
1.35%	187	-	51,516	-	27,123	11,648	11,099	-
1.40%	5	-	39,593	-	13,691	15,177	15,016	-
1.45%	-	-	5,353	-	2,568	584	1,065	-
1.50%	-	-	13,890	7,521	4,442	2,564	2,177	11,678
1.55%	25	-	5,383	-	1,486	7,256	972	-
1.60%	-	-	11,062	1,972	3,487	4,953	3,646	1,063
1.65%	-	-	14,426	5,392	5,321	1,179	4,126	8,529
1.70%	-	-	2,539	-	1,162	2,181	10	-
1.75%	-	-	7,624	3,925	3,293	4,444	609	3,307
1.80%	-	-	5,695	1,582	1,338	3,192	149	1,077
1.85%	-	-	1,771	-	358	1,314	291	-
1.90%	-	-	625	1,010	-	-	121	129
1.95%	-	-	-	2,255	11	2,982	418	6,423
2.00%	-	-	168	970	14	-	-	4,429
2.05%	-	-	3,160	3,839	-	-	-	6,545
2.10%	-	-	-	3,373	-	446	-	11,611
2.15%	-	-	4	-	-	-	7	-
2.20%	-	-	466	3,334	762	27	167	3,057
2.25%	-	-	3,783	-	-	16,969	2	15,483
2.35%	-	-	-	-	-	-	-	44
2.45%	-	-	-	1,162	-	-	-	1,625
2.50%	-	-	-	198	-	-	-	396
2.60%	-	-	-	1,527	-	-	-	1,441

Totals	$800	$10,870	$1,651,675	$38,060	$706,130	$398,896	$276,298	$82,004

	FOS	FO2	FVSS	GVGMNS	OVIGS	OVGR	OVGS	OVGSS

0.95%	$97,717	$-	$28,033	$694	$6,693	$3,022	$274,274	$-
1.00%	38,227	-	5,612	-	625	366	64,940	-
1.05%	10,856	-	2,658	2	-	-	13,442	-
1.10%	31,764	-	13,087	497	447	20,679	141,997	-
1.15%	14,078	-	6,868	-	538	12,314	62,088	-
1.20%	62,343	-	15,784	315	1,074	518	236,906	-
1.25%	10,679	-	3,301	11	231	245	35,704	-
1.30%	8,061	-	3,888	-	569	129	31,099	-
1.35%	9,351	-	4,052	177	899	154	58,384	-
1.40%	15,444	-	5,257	-	195	-	59,610	-
1.45%	1,787	-	58	-	-	-	4,740	-
1.50%	2,654	3,821	89	-	-	-	15,823	2,985
1.55%	2,203	-	77	-	-	-	7,175	-
1.60%	1,275	1,243	3,543	-	-	-	30,104	587
1.65%	2,554	4,818	1,300	-	120	-	17,802	1,253
1.70%	143	-	142	-	-	-	1,716	-
1.75%	2,669	911	1,101	-	-	-	11,249	1,602
1.80%	1,372	412	107	-	-	-	9,619	1,322
1.85%	550	-	127	-	-	-	1,419	-
1.90%	-	436	-	-	-	-	1,843	-
1.95%	24	6,406	-	-	-	-	3,668	3,737
2.00%	-	1,361	-	-	-	-	4,459	-
2.05%	777	1,135	396	-	-	-	7,590	912
2.10%	-	1,316	-	-	-	-	3,758	1,892
2.15%	-	-	-	-	-	-	1,415	1,260
2.20%	1,204	2,291	-	-	-	-	6,575	1,360
2.25%	-	-	435	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	984
2.45%	-	65	-	-	-	-	32	-
2.50%	-	-	-	-	-	-	223	-
2.60%	-	484	-	-	-	-	2,282	-

Totals	$315,732	$24,699	$95,915	$1,696	$11,391	$37,427	$1,109,936	$17,894

	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD

0.95%	$263,028	$-	$29,972	$-	$154,141	$17,361	$-	$20,201
1.00%	141,356	-	9,790	-	70,689	2,032	-	2,603
1.05%	21,276	-	1,909	-	12,776	59	-	1,015
1.10%	108,090	-	9,423	-	79,288	1,461	-	5,290
1.15%	51,973	-	5,357	-	35,110	1,020	-	1,882
1.20%	167,738	-	20,824	-	102,550	11,398	-	17,166
1.25%	32,942	-	1,410	1,859	26,584	653	155	492
1.30%	25,457	-	4,220	-	11,179	2,544	-	773
1.35%	43,154	-	5,460	-	17,585	2,792	-	1,319
1.40%	31,738	-	1,327	-	18,629	2,135	-	1,333
1.45%	7,200	-	994	-	3,029	775	-	488
1.50%	10,151	6,207	427	-	4,050	605	4,213	180
1.55%	6,896	-	273	-	1,134	-	-	251
1.60%	5,389	779	57	-	2,935	-	534	194
1.65%	12,610	8,773	1,363	-	7,176	51	13,516	-
1.70%	1,423	-	-	-	877	-	-	-
1.75%	6,088	6,810	1,568	-	1,916	1,460	2,476	-
1.80%	4,784	853	4	-	2,751	-	311	-
1.85%	550	-	1,044	-	756	-	-	-
1.90%	1,002	1,826	-	-	1,322	-	88	-
1.95%	82	2,177	1,647	-	67	-	5,138	29
2.00%	310	57	-	-	-	-	110	-
2.05%	122	117	-	-	10	29	1,303	-
2.10%	-	2,530	224	-	-	-	1,323	-
2.15%	-	-	-	-	6	-	-	-
2.20%	701	1,176	7	-	1,074	1,284	1,916	-
2.25%	3,995	-	-	-	2	-	218	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	240	-
2.50%	-	-	-	-	-	-	588	-
2.60%	-	401	-	-	-	-	680	-

Totals	$948,055	$31,706	$97,300	$1,859	$555,636	$45,659	$32,809	$53,216

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PMVEBD	PVGIB	PVTIGB

0.95%	$7,633	$73,785	$901	$991	$52,575	$2,642	$-	$90
1.00%	3,065	20,205	21	33	9,732	895	-	-
1.05%	1,279	10,373	-	-	2,715	155	-	-
1.10%	1,325	24,855	5,043	9,407	17,570	806	-	-
1.15%	494	13,220	2,921	3,892	14,170	631	-	5
1.20%	7,894	113,111	219	418	25,856	1,502	-	-
1.25%	676	3,848	73	-	1,181	346	131	-
1.30%	636	14,526	516	134	3,080	-	-	-
1.35%	1,655	18,545	-	-	2,500	403	-	-
1.40%	391	7,711	-	-	6,071	195	-	-
1.45%	-	571	-	-	-	-	-	-
1.50%	12	2,237	-	-	374	-	-	-
1.55%	361	1,239	-	-	612	92	-	-
1.60%	305	7,485	-	-	2,550	-	-	-
1.65%	12	1,779	-	-	923	-	-	-
1.70%	-	40	-	-	-	-	-	-
1.75%	-	1,852	-	-	214	-	-	-
1.80%	-	3,245	-	-	-	-	-	-
1.85%	-	293	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	523	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	89	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	369	-	-	-	-	-	-
2.25%	358	3,843	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$26,096	$323,744	$9,694	$14,875	$140,123	$7,667	$131	$95

	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE

0.95%	$606	$-	$24	$-	$-	$727	$72	$64
1.00%	227	-	-	-	-	-	-	-
1.05%	172	-	-	-	-	-	-	-
1.10%	576	-	87	13	-	-	2,957	1,149
1.15%	225	-	-	-	-	366	752	1,454
1.20%	2,092	-	-	-	-	-	33	6
1.25%	71	-	-	-	-	172	-	-
1.30%	-	-	137	-	-	129	-	7
1.35%	116	-	-	-	-	-	-	-
1.40%	8	-	-	-	-	1,146	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	5,602	14,169	-	-	1,577	-	-	-
1.55%	-	-	-	22	-	18	-	-
1.60%	200	2,265	-	-	51	-	-	-
1.65%	1,776	7,075	-	-	429	-	-	-
1.70%	-	-	-	-	-	570	-	-
1.75%	1,794	5,254	-	-	201	-	-	-
1.80%	367	1,661	-	-	20	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	115	74	-	-	824	-	-	-
1.95%	4,852	10,219	-	-	1,540	-	-	-
2.00%	1,181	1,834	-	-	-	-	-	-
2.05%	1,986	2,676	-	-	1,937	-	-	-
2.10%	1,262	5,836	-	-	1,477	-	-	-
2.15%	3,230	3,780	-	-	-	-	-	-
2.20%	3,287	3,770	-	-	393	-	-	-
2.25%	13	-	-	-	-	-	-	-
2.35%	241	64	-	-	-	-	-	-
2.45%	34	-	-	-	895	-	-	-
2.50%	-	253	-	-	174	-	-	-
2.60%	434	2,648	-	-	-	-	-	-

Totals	$30,467	$61,578	$248	$35	$9,518	$3,128	$3,814	$2,680

	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$1,949	$9	$3,579	$36	$116	$532	$411	$124
1.00%	4,888	13	1,760	-	-	-	24	-
1.05%	414	-	104	-	-	-	-	-
1.10%	8,484	2,111	4,284	1,524	1,117	3,952	1,511	1,788
1.15%	970	2,216	296	823	122	448	288	959
1.20%	6,502	52	2,072	-	-	41	-	-
1.25%	1,643	48	12	-	-	79	-	-
1.30%	903	-	955	-	19	138	-	21
1.35%	339	-	812	-	-	-	-	-
1.40%	1,049	-	81	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	284	-	-	-	-	-	-	-
1.55%	619	-	171	-	-	-	-	-
1.60%	2,207	-	-	-	-	-	-	-
1.65%	-	-	315	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$30,251	$4,449	$14,441	$2,383	$1,374	$5,190	$2,234	$2,892

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM	VWHA

0.95%	$127	$754	$29	$63	$194,109	$18,498	$50,856	$36,736
1.00%	15	27	-	-	60,180	5,834	20,220	14,064
1.05%	-	-	-	-	6,221	1,409	6,463	3,697
1.10%	3,713	8,713	1,078	671	45,080	5,161	19,163	9,571
1.15%	2,176	8,337	32	1,616	24,229	9,220	5,115	5,396
1.20%	61	460	-	-	80,346	12,523	33,501	22,324
1.25%	28	298	-	186	11,324	1,344	3,521	2,597
1.30%	24	87	-	-	14,006	283	5,765	2,349
1.35%	-	-	-	-	30,807	4,537	4,597	6,727
1.40%	-	-	-	-	13,128	3,172	2,792	4,609
1.45%	-	-	-	-	2,093	-	602	53
1.50%	-	-	-	-	2,766	318	3,810	1,355
1.55%	-	-	-	-	4,428	1,940	691	705
1.60%	-	-	-	-	5,009	733	659	819
1.65%	-	-	-	-	4,401	249	777	348
1.70%	-	-	-	-	473	43	54	-
1.75%	-	-	-	-	4,901	90	743	137
1.80%	-	-	-	-	821	158	1,094	1,153
1.85%	-	-	-	-	566	32	24	398
1.90%	-	-	-	-	299	-	-	-
1.95%	-	-	-	-	3,960	122	-	72
2.00%	-	-	-	-	259	-	-	-
2.05%	-	-	-	-	941	95	380	40
2.10%	-	-	-	-	1,355	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	1,251	161	781	135
2.25%	-	-	-	-	-	-	38	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	110	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	841	-	-	113

Totals	$6,144	$18,676	$1,139	$2,536	$513,904	$65,922	$161,646	$113,398

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR

0.95%	$281,339	$144,780	$171,460	$294,587	$41,610	$10,216	$12,811	$17,645
1.00%	18,865	4,192	7,531	11,640	1,175	759	134	256
1.05%	5,150	956	1,504	1,360	32	17	56	58
1.10%	315,790	161,700	209,996	357,130	48,102	21,797	11,643	27,605
1.15%	152,662	87,714	90,899	159,428	29,036	6,788	5,369	6,883
1.20%	74,740	6,314	5,510	10,520	1,419	788	713	1,378
1.25%	18,074	6,161	9,367	17,355	1,948	261	1,278	1,067
1.30%	12,216	1,300	1,559	1,026	356	60	48	53
1.35%	29,049	6,057	5,374	13,806	3,919	350	12	607
1.40%	45,052	27,337	25,764	38,006	3,121	677	1,043	3,583
1.45%	13,193	9,021	8,372	14,629	2,213	444	1,183	1,060
1.50%	8,346	1,930	5,412	10,680	1,129	-	171	646
1.55%	30,869	11,191	12,233	25,639	2,766	1,967	1,039	3,330
1.60%	14,227	10,518	13,315	16,434	3,472	442	118	755
1.65%	8,435	2,256	3,408	3,852	286	93	55	388
1.70%	1,165	365	1,893	710	444	30	323	252
1.75%	2,088	1,187	1,945	487	-	-	-	-
1.80%	2,382	1,428	2,346	3,691	811	801	-	611
1.85%	2,255	2,399	792	3,217	89	47	92	116
1.90%	9	-	93	118	-	-	-	-
1.95%	2,079	599	860	848	-	-	-	40
2.00%	1,399	1,668	1,694	2,460	-	-	-	150
2.05%	59	1	4	-	3	60	-	-
2.10%	93	54	61	94	-	265	-	32
2.15%	-	106	519	-	-	-	-	-
2.20%	601	-	-	-	-	-	-	-
2.25%	1,977	127	2,237	1,415	39	-	39	461
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$1,042,114	$489,361	$584,148	$989,132	$141,970	$45,862	$36,127	$66,976

	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP

0.95%	$308,851	$193,148	$69,849	$34,106	$15,737	$8,443	$47,471	$66,122
1.00%	10,676	10,311	1,424	491	912	264	1,294	1,052
1.05%	734	1,448	410	26	112	53	330	468
1.10%	384,459	252,231	88,102	36,596	23,947	9,226	51,297	34,561
1.15%	165,136	101,565	31,445	17,462	8,514	4,614	24,343	22,578
1.20%	12,881	17,651	3,108	1,773	412	885	4,677	336
1.25%	14,316	10,607	3,239	1,239	124	229	1,758	1,021
1.30%	2,397	1,277	1	-	161	-	274	65
1.35%	17,248	5,889	1,968	1,802	1,310	644	2,283	1,144
1.40%	42,773	17,316	8,053	2,838	3,773	1,270	6,601	3,994
1.45%	18,795	10,018	3,354	569	146	96	2,538	2,104
1.50%	12,152	6,832	1,838	1,313	192	89	1,018	994
1.55%	27,691	15,336	7,691	2,990	3,578	634	3,235	1,634
1.60%	16,382	16,080	4,042	920	821	793	2,676	1,478
1.65%	9,128	2,035	1,002	318	-	21	607	262
1.70%	1,769	706	425	241	-	29	748	-
1.75%	2,242	81	-	22	-	-	34	48
1.80%	3,343	1,661	680	442	-	-	672	5,265
1.85%	3,217	1,339	1,376	7	241	610	1,275	-
1.90%	113	10	-	-	-	-	-	16
1.95%	196	772	498	103	586	46	38	106
2.00%	652	2,352	1,301	94	-	-	316	30
2.05%	-	4	1	-	-	-	1	-
2.10%	50	-	-	-	-	-	-	-
2.15%	165	2	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,834	1,271	4,064	-	-	-	946	1,292
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$1,057,200	$669,942	$233,871	$103,352	$60,566	$27,946	$154,432	$144,570

	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	CAF

0.95%	$24,758	$184,396	$127,161	$13,483	$92,098	$-	$11,712	$35,014
1.00%	1,383	3,831	1,698	696	813	-	3,362	15,745
1.05%	95	727	470	7	422	-	2,374	2,818
1.10%	30,012	231,476	156,363	22,284	144,503	-	6,248	8,675
1.15%	13,408	83,734	61,486	11,015	81,140	-	1,792	3,866
1.20%	1,443	9,975	7,210	910	4,386	326	18,296	9,447
1.25%	817	6,254	4,731	812	5,187	-	1,759	1,294
1.30%	72	91	204	70	137	-	789	2,269
1.35%	4,829	9,956	7,414	3,664	5,628	-	3,467	990
1.40%	3,825	25,196	15,005	3,063	18,708	-	1,187	1,530
1.45%	185	5,924	3,117	612	5,516	-	137	114
1.50%	179	4,994	4,651	372	6,004	-	155	899
1.55%	2,565	21,571	10,602	1,628	9,933	-	183	478
1.60%	746	14,665	5,304	1,169	9,258	470	1,395	214
1.65%	609	3,322	2,176	136	3,783	-	2,434	104
1.70%	-	201	381	188	1,202	-	28	114
1.75%	-	503	54	-	509	2,101	4	458
1.80%	230	3,577	2,683	55	1,880	-	18	83
1.85%	138	2,836	3,167	67	1,180	-	89	-
1.90%	-	-	4	-	4	-	118	-
1.95%	99	245	216	-	615	-	10	-
2.00%	-	871	560	-	641	-	33	16
2.05%	-	1	1	1	1	-	108	14
2.10%	-	97	50	-	73	-	-	-
2.15%	-	91	-	-	108	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	302	177	1,119	81	1,163	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

Totals	$85,695	$614,711	$415,827	$60,313	$394,892	$2,897	$55,698	$84,142

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $15,314,769 and $19,389,118, respectively, and total transfers from the Account to the fixed account were $88,700,359 and $64,773,427, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $7,254,321 and $5,001,687 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,786,370,929	$-	$-	$4,786,370,929

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
VA Situs Fund (HVSIT)	$101,322	$301,868
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	25,684	69,613
BlackRock High Yield V.I. Fund -Class III (BRVHY3)	2,817,747	1,983,565
BlackRock Total Return V.I. Fund -Class III (BRVTR3)	1,746,056	911,767
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)	1,998,568	404,955
Global Allocation V.I. Fund - Class III (MLVGA3)	3,256,340	8,981,742
VIP Small Cap Value Series: Service Class (DWVSVS)	2,658,394	852,337
Stock Index Fund, Inc. - Initial Shares (DSIF)	17,528,786	36,137,527
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	4,246,266	4,943,758
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	7,071	1,522
Floating-Rate Income Fund (ETVFR)	14,872,247	9,076,734
Franklin Income Securities Fund - Class 2 (FTVIS2)	7,140,148	7,836,474
Rising Dividends Securities Fund - Class 2 (FTVRD2)	93,885	94,028
Small Cap Value Securities Fund - Class 2 (FTVSV2)	3,471,446	2,685,396
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	768,799	1,080,056
Templeton Foreign Securities Fund - Class 2 (TIF2)	641,744	1,395,184
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,097,927	7,242,267
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,179,000	1,540,431
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	78,281	20,257
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	337,166	789,571
Mid Cap Value Portfolio: Class 1 (JPMMV1)	2,994,843	3,411,104
Balanced Portfolio: Service Shares (JABS)	3,232	7,093
Flexible Bond Portfolio: Service Shares (JAFBS)	1,990,418	1,018,818
Forty Portfolio: Service Shares (JACAS)	13,695,985	17,880,987
Global Technology Portfolio: Service Shares (JAGTS)	2,862,179	6,318,086
Overseas Portfolio: Service Shares (JAIGS)	3,918,208	6,666,094
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,392,277	1,068,187
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	352,899	16,295
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	21,830	15,846
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)	132,534	345,826
New Discovery Series - Service Class (MNDSC)	683,493	988,907
Value Series - Service Class (MVFSC)	9,671,708	6,309,810
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	3,485,563	4,369,795
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	2,262,081	1,321,365
Core Plus Fixed Income Portfolio - Class I (MSVFI)	2,122,662	1,690,118
Core Plus Fixed Income Portfolio - Class II (MSVF2)	21,919	42,430
Emerging Markets Debt Portfolio - Class I (MSEM)	374,154	743,174
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	1,776	1,626
U.S. Real Estate Portfolio - Class I (MSVRE)	91,278	91,044
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	72,640	400,520
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	339,710	57,738
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	16,116,892	17,163,901

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	280,955	458,043
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	10,204,788	7,402,687
American Funds NVIT Bond Fund - Class II (GVABD2)	1,920,333	3,104,382
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	4,800,043	4,154,368
American Funds NVIT Growth Fund - Class II (GVAGR2)	7,920,713	8,386,564
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	5,884,592	3,542,272
Federated NVIT High Income Bond Fund - Class I (HIBF)	10,104,184	13,210,306
NVIT Emerging Markets Fund - Class I (GEM)	1,896,562	2,902,895
NVIT Emerging Markets Fund - Class II (GEM2)	10,822	61,074
NVIT International Equity Fund - Class I (GIG)	890,965	2,561,366
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	1,798	13,313
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	4,113,277	9,477,398
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	465,273	366,007
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	477,878	1,027,017
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	548,716	724,645
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	1,079,614	2,488,449
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,116,723	1,730,116
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	904,110	1,847,352
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	1,931,445	3,682,236
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	956,973	1,552,561
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	561,593	1,811,348
NVIT Core Bond Fund - Class I (NVCBD1)	2,316,158	2,646,550
NVIT Core Bond Fund - Class II (NVCBD2)	22,346	51,601
NVIT Core Plus Bond Fund - Class II (NVLCP2)	577,428	1,209,209
NVIT Nationwide Fund - Class I (TRF)	1,761,629	14,346,242
NVIT Nationwide Fund - Class II (TRF2)	20,542	43,105
NVIT Government Bond Fund - Class I (GBF)	14,114,017	29,663,887
NVIT Government Bond Fund - Class II (GBF2)	251,153	583,800
NVIT International Index Fund - Class VIII (GVIX8)	641,400	516,034
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	3,104,074	5,569,245
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,137,695	1,683,494
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	330,259	570,035
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,781,020	6,685,584
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	12,701,808	24,563,977
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,083,663	9,300,384
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,470,046	8,305,787
NVIT Mid Cap Index Fund - Class I (MCIF)	10,590,474	13,561,188
NVIT Money Market Fund - Class I (SAM)	81,177,382	93,729,069
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,523,527	5,152,670
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	713,344	1,279,197
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	87,432	101,331
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,225,852	3,701,155
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	42,382	101,478
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,761,969	2,121,272
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	320,564	535,969
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,459,052	10,594,140
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	663,989	1,086,185
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6,514,846	8,679,182
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	5,183,993	3,990,977
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	64,411	59,752
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	10,020,237	11,186,507
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	236,758	163,954
NVIT Multi-Manager Small Company Fund - Class I (SCF)	13,572,548	10,856,631
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	195,802	293,022
NVIT Multi-Sector Bond Fund - Class I (MSBF)	3,279,924	7,066,797
NVIT Short Term Bond Fund - Class II (NVSTB2)	2,201,857	3,463,707
NVIT Large Cap Growth Fund - Class I (NVOLG1)	108,808,086	52,515,882
NVIT Large Cap Growth Fund - Class II (NVOLG2)	1,559,223	1,672,151
Templeton NVIT International Value Fund - Class III (NVTIV3)	244,215	936,149
Invesco NVIT Comstock Value Fund - Class I (EIF)	2,174,999	5,733,424

NVIT Real Estate Fund - Class I (NVRE1)	9,533,654	13,667,660
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	27,087	56,104
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	332,821	47,287
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	150,836	201,677
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	20,829	26,713
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	141,096	31,327
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	10,964	7,817
NVIT Small Cap Index Fund Class II (NVSIX2)	1,631,606	505,662
NVIT S&P 500 Index Fund Class II (GVEX2)	7,982,043	2,596,631
Short Duration Bond Portfolio - I Class Shares (AMTB)	8,465,829	10,898,943
Guardian Portfolio - I Class Shares (AMGP)	39,395	18,234
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	27,462	9,115
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	212,124	319,741
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	4,548	1,909
Socially Responsive Portfolio - I Class Shares (AMSRS)	352,097	1,722,941
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	680,646	30,138
VPS Growth and Income Portfolio - Class B (ALVGIB)	129,375	314,076
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	212,177	114,205
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	1,857,018	1,736,906
VP Income & Growth Fund - Class I (ACVIG)	3,246,621	7,860,048
VP Income & Growth Fund - Class II (ACVIG2)	109,817	67,604
VP Inflation Protection Fund - Class II (ACVIP2)	2,296,876	3,521,730
VP International Fund - Class I (ACVI)	114,725	226,201
VP Mid Cap Value Fund - Class I (ACVMV1)	5,787,317	2,770,540
VP Mid Cap Value Fund - Class II (ACVMV2)	204,683	57,086
VP Ultra(R) Fund - Class I (ACVU1)	897	366
VP Value Fund - Class I (ACVV)	81,434	239,540
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	735,096	412,325
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	3,769,743	3,947,541
Appreciation Portfolio - Initial Shares (DCAP)	8,157,979	8,275,668
Appreciation Portfolio - Service Shares (DCAPS)	136,413	155,082
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	3,196	313
International Value Portfolio - Initial Shares (DVIV)	35	18
Managed Tail Risk Fund II: Service Shares (FCA2S)	5,463	27,039
High Income Bond Fund II - Service Shares (FHIBS)	120,346	553,996
Quality Bond Fund II - Primary Shares (FQB)	4,057,133	11,092,255
Quality Bond Fund II - Service Shares (FQBS)	122,903	468,054
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	8,014	98,661
VIP Balanced Portfolio - Service Class 2 (FB2)	1,093,144	215,139
VIP Contrafund(R) Portfolio - Service Class (FCS)	1,254,212	1,651,873
VIP Energy Portfolio - Service Class 2 (FNRS2)	4,296,634	2,433,640
VIP Equity-Income Portfolio - Service Class (FEIS)	17,592,565	27,410,414
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	389,181	864,675
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	1,889,360	2,180,976
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,782	7,521
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,023,479	2,155,621
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	6,538	13,435
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,118,538	1,272,842
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	17,307	37,385
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	570,203	161,922
VIP Growth Portfolio - Service Class (FGS)	18,547,495	30,421,126
VIP Growth Portfolio - Service Class 2 (FG2)	264,310	513,480
VIP High Income Portfolio - Service Class (FHIS)	36,764,852	32,869,457
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	5,341,654	7,190,633
VIP Mid Cap Portfolio - Service Class (FMCS)	2,115,866	5,771,376
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	332,437	1,101,653
VIP Overseas Portfolio - Service Class (FOS)	737,399	4,447,085
VIP Overseas Portfolio - Service Class 2 (FO2)	30,312	356,685
VIP Value Strategies Portfolio - Service Class (FVSS)	372,991	1,808,869
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	5,938	56,282

International Growth Fund/VA- Service Shares (OVIGS)	1,143,223	621,239
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	562,096	322,565
Global Securities Fund/VA - Non-Service Shares (OVGS)	7,742,784	16,541,246
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	74,521	424,723
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	12,955,777	11,335,823
Main Street Fund(R)/VA - Service Class (OVGIS)	470,394	411,256
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,702,965	2,505,925
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	8,770	17,182
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,586,954	7,636,171
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	627,163	964,467
Global Strategic Income Fund/VA: Service Shares (OVSBS)	119,701	484,295
All Asset Portfolio - Advisor Class (PMVAAD)	1,071,773	1,364,992
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,681,862	1,745,534
Low Duration Portfolio - Advisor Class (PMVLAD)	4,881,457	14,576,246
Real Return Portfolio - Administrative Class (PMVRRA)	106,046	118,361
Total Return Portfolio - Advisor Class (PMVTRD)	2,412,215	2,889,739
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,551,298	920,301
VT Growth & Income Fund: Class IB (PVGIB)	787	1,385
VT International Equity Fund: Class IB (PVTIGB)	49,153	24,323
VI American Franchise Fund - Series II Shares (ACEG2)	324,534	762,312
VI Comstock Fund - Series II Shares (ACC2)	333,822	894,741
VI American Franchise Fund - Series I Shares (ACEG)	2,579	1,072
VI Core Equity Fund - Series I Shares (AVGI)	211	281
VI Core Equity Fund - Series II Shares (AVCE2)	53,295	36,546
VI Equity and Income Fund - Series I Shares (IVKEI1)	45,876	6,270
Diversified Stock Fund Class A Shares (VYDS)	247,572	302,280
Variable Fund - Multi-Hedge Strategies (RVARS)	607,783	530,055
Series N (Managed Asset Allocation Series) (SBLN)	306,419	26,519
Health Sciences Portfolio - II (TRHS2)	3,845,748	22,006,251
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	5,595,915	2,213,772
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	857,929	3,357,286
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	58,956	1,884,307
Variable Insurance Portfolios - Asset Strategy (WRASP)	1,237,737	25,562,902
Variable Insurance Portfolios - Balanced (WRBP)	8,964,833	5,801,069
Variable Insurance Portfolios - Bond (WRBDP)	3,175,340	7,835,794
Variable Insurance Portfolios - Core Equity (WRCEP)	12,641,579	14,222,757
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	2,208,440	2,193,313
Variable Insurance Portfolios - Energy (WRENG)	1,064,574	934,340
Variable Insurance Portfolios - Global Bond (WRGBP)	661,916	817,042
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	349,928	1,314,810
Variable Insurance Portfolios - Growth (WRGP)	11,101,980	14,600,478
Variable Insurance Portfolios - High Income (WRHIP)	8,660,054	11,322,847
Variable Insurance Portfolios - International Growth (WRIP)	1,525,565	3,633,088
Variable Insurance Portfolios - International Core Equity (WRI2P)	1,524,375	1,914,995
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	2,218,135	1,748,804
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	437,280	667,269
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	2,399,182	3,677,628
Variable Insurance Portfolios - Money Market (WRMMP)	10,973,514	10,408,731
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	1,883,996	1,363,804
Variable Insurance Portfolios - Science and Technology (WRSTP)	3,074,655	8,781,017
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	4,802,102	5,934,089
Variable Insurance Portfolios - Small Cap Value (WRSCV)	2,075,948	1,223,083
Variable Insurance Portfolios - Value (WRVP)	5,618,895	6,163,968
Advantage VT Opportunity Fund - Class 2 (SVOF)	27,826	44,400
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,668,636	2,707,917
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	2,455,955	27,738,565
Guggenheim VIF World Equity Income (SBLD)	80,449	34,114
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	66,745	97,697
Guggenheim VIF All Cap Value - Series O (SBLO)	20,374	8,277
Guggenheim VIF High Yield - Series P (SBLP)	43,900	46,081
Guggenheim VIF Mid Cap Value - Series V (SBLV)	373,991	293,092
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	28,311	118,627
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	28,781	206,822
Guggenheim VIF Small Cap Value - Series Q (SBLQ)	91,906	157,919
Fidelity VIP III Growth Opp - Service Class (FGOS)	64,235	234,888
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	27,871	36,262
Invesco V.I. Global Health Care - Series I (IVHS)	76,433	91,756
PIMCO VIT Total Return Portfolio - Admin (PMVTRA)	173,936	166,684
Royce Capital Micro-Cap Inv (ROCMC)	24,794	60,621

	$802,102,863	$1,023,219,195

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VA Situs Fund (HVSIT)
2016	0.95%	to	1.75%	10,078	$17.26	to	$16.42	$172,988	0.48%	9.95%	to	9.07%
2015	0.95%	to	1.75%	26,358	15.69	to	15.05	412,410	0.61%	-8.05%	to	-8.79%
2014	0.95%	to	1.75%	35,280	17.07	to	16.50	599,234	0.57%	-2.99%	to	-3.78%
2013	0.95%	to	1.75%	71,516	17.60	to	17.15	1,253,758	0.30%	30.67%	to	29.61%
2012	0.95%	to	1.60%	49,252	13.47	to	13.28	660,955	0.00%	21.46%	to	20.66%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2016	0.95%	to	1.35%	37,760	11.66	to	11.44	434,769	0.56%	2.39%	to	1.97%
2015	0.95%	to	1.35%	41,294	11.39	to	11.22	465,770	0.68%	-2.24%	to	-2.63%
2014	0.95%	to	1.35%	51,236	11.65	to	11.52	592,854	0.38%	3.22%	to	2.80%
2013	0.95%	to	1.35%	35,956	11.28	to	11.21	403,981	0.42%	10.87%	to	10.42%
2012	0.95%	to	1.25%	2,307	10.18	to	10.16	23,439	0.10%	1.78%	to	1.58%	****
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2016	0.95%	to	1.80%	104,058	10.33	to	10.18	1,071,051	5.39%	11.75%	to	10.79%
2015	0.95%	to	1.55%	18,756	9.24	to	9.20	173,127	2.91%	-7.58%	to	-7.95%	****
BlackRock Total Return V.I. Fund -Class III (BRVTR3)
2016	0.95%	to	1.65%	128,933	9.96	to	9.85	1,282,078	1.78%	1.49%	to	0.77%
2015	0.95%	to	1.25%	45,761	9.82	to	9.80	448,770	0.66%	-1.81%	to	-2.01%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2016	0.95%	to	1.45%	168,473	11.26	to	11.16	1,889,914	1.96%	14.96%	to	14.38%
2015	0.95%	to	1.25%	19,486	9.79	to	9.77	190,521	1.15%	-2.09%	to	-2.29%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.95%	to	2.20%	1,974,068	15.78	to	14.31	30,664,529	1.13%	2.82%	to	1.53%
2015	0.95%	to	2.20%	2,343,231	15.35	to	14.10	35,468,870	1.01%	-1.94%	to	-3.18%
2014	0.95%	to	2.20%	2,646,248	15.65	to	14.56	40,919,274	2.12%	0.96%	to	-0.31%
2013	0.95%	to	2.20%	2,928,689	15.50	to	14.61	44,950,725	1.11%	13.33%	to	11.90%
2012	0.95%	to	2.20%	2,743,720	13.68	to	13.05	37,242,186	1.47%	8.92%	to	7.54%
VIP Small Cap Value Series: Service Class (DWVSVS)
2016	0.95%	to	1.80%	287,945	15.43	to	14.95	4,412,102	0.50%	29.84%	to	28.73%
2015	0.95%	to	1.75%	170,717	11.89	to	11.63	2,018,210	0.47%	-7.35%	to	-8.10%
2014	0.95%	to	2.20%	159,355	12.83	to	12.56	2,036,318	0.23%	4.62%	to	3.29%
2013	0.95%	to	1.75%	40,006	12.26	to	12.20	489,913	0.00%	22.64%	to	21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.95%	to	2.25%	11,452,165	27.13	to	14.09	292,893,239	2.00%	10.65%	to	9.20%
2015	0.95%	to	2.25%	12,769,592	24.52	to	12.90	295,611,124	1.81%	0.15%	to	-1.17%
2014	0.95%	to	2.20%	14,157,172	24.48	to	13.87	328,171,439	1.74%	12.35%	to	10.93%
2013	0.95%	to	2.25%	15,756,466	21.79	to	11.78	325,787,636	1.83%	30.77%	to	29.06%
2012	0.95%	to	2.25%	18,017,028	16.66	to	9.13	285,760,237	2.02%	14.64%	to	13.13%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.95%	to	2.05%	1,793,904	21.14	to	12.32	36,551,616	1.31%	9.33%	to	8.12%
2015	0.95%	to	2.20%	2,024,544	19.33	to	11.11	37,788,025	1.06%	-4.11%	to	-5.32%
2014	0.95%	to	2.20%	2,276,820	20.16	to	11.74	44,404,027	1.06%	12.37%	to	10.96%
2013	0.95%	to	2.05%	2,492,466	17.94	to	10.82	43,320,669	1.27%	33.07%	to	31.59%
2012	0.95%	to	2.05%	2,809,210	13.48	to	8.22	36,750,060	0.84%	10.91%	to	9.67%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2016	1.50%	to	2.60%	4,024	17.80	to	15.10	68,888	1.02%	8.43%	to	7.22%
2015	1.50%	to	2.60%	4,042	16.42	to	14.08	63,970	0.89%	-4.86%	to	-5.93%
2014	1.50%	to	2.60%	4,991	17.26	to	14.97	83,782	0.95%	11.43%	to	10.19%
2013	1.50%	to	2.60%	5,273	15.48	to	13.58	79,374	1.08%	31.99%	to	30.51%
2012	1.50%	to	2.60%	5,926	11.73	to	10.41	67,889	0.54%	10.02%	to	8.79%
Floating-Rate Income Fund (ETVFR)
2016	0.95%	to	1.65%	881,011	10.51	to	10.32	9,215,513	3.40%	7.91%	to	7.15%
2015	0.95%	to	1.65%	330,934	9.74	to	9.63	3,210,336	3.17%	-1.93%	to	-2.63%
2014	0.95%	to	1.40%	812,642	9.94	to	9.91	8,066,420	1.92%	-0.64%	to	-1.21%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2016	0.95%	to	2.20%	2,722,160	16.46	to	14.37	43,856,874	4.76%	12.94%	to	11.52%
2015	0.95%	to	2.20%	2,883,076	14.57	to	12.89	41,207,872	4.79%	-7.94%	to	-9.10%
2014	0.95%	to	2.20%	3,904,594	15.83	to	14.18	60,696,543	4.97%	3.62%	to	231.00%
2013	0.95%	to	2.20%	3,963,678	15.28	to	13.86	59,562,946	6.38%	12.86%	to	11.44%
2012	0.95%	to	2.20%	3,981,931	13.54	to	12.44	53,095,603	6.44%	11.58%	to	10.17%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2016	0.95%	to	1.85%	564,644	18.86	to	17.11	10,548,966	0.81%	28.95%	to	27.79%
2015	0.95%	to	1.85%	607,028	14.63	to	13.39	8,815,407	0.64%	-8.27%	to	-9.10%
2014	0.95%	to	1.85%	741,947	15.94	to	14.73	11,761,173	0.61%	-0.38%	to	-1.29%
2013	0.95%	to	2.20%	924,905	16.01	to	14.52	14,759,707	1.28%	34.94%	to	33.24%
2012	0.95%	to	2.20%	1,017,605	11.86	to	10.90	12,077,628	0.77%	17.26%	to	15.78%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2016	0.95%	to	2.05%	360,161	8.68	to	8.42	3,109,489	0.80%	16.33%	to	15.04%
2015	0.95%	to	2.05%	399,911	7.46	to	7.32	2,973,906	2.13%	-20.37%	to	-21.25%
2014	0.95%	to	2.05%	453,033	9.37	to	8.92	4,238,763	1.49%	-6.31%	to	-7.01%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2016	0.95%	to	1.95%	533,157	8.53	to	8.31	4,548,091	1.94%	6.16%	to	5.09%
2015	0.95%	to	1.95%	642,770	8.04	to	7.90	5,170,898	3.52%	-7.38%	to	-8.32%
2014	0.95%	to	1.95%	866,682	8.68	to	8.62	7,541,374	2.83%	-13.21%	to	-13.80%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2016	0.95%	to	2.20%	2,488,411	9.69	to	9.36	24,006,948	0.00%	1.96%	to	0.68%
2015	0.95%	to	2.20%	3,125,167	9.50	to	9.30	29,609,643	7.99%	-5.21%	to	-6.41%
2014	0.95%	to	2.20%	3,710,891	10.02	to	9.94	37,147,623	5.15%	0.21%	to	-0.64%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.95%	to	2.05%	471,272	13.50	to	12.26	6,255,797	3.80%	12.11%	to	10.87%
2015	0.95%	to	2.05%	530,907	12.04	to	11.06	6,299,895	3.07%	-7.10%	to	-8.14%
2014	0.95%	to	2.05%	601,402	12.97	to	12.03	7,698,785	2.82%	1.87%	to	0.74%
2013	0.95%	to	2.05%	478,758	12.73	to	11.95	6,019,658	12.55%	22.59%	to	21.23%
2012	0.95%	to	1.95%	345,064	10.38	to	9.90	3,546,176	3.07%	14.23%	to	13.08%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2016	0.95%	to	1.75%	30,540	13.93	to	13.41	422,158	0.00%	12.09%	to	11.19%
2015	0.95%	to	1.75%	27,780	12.43	to	12.06	342,907	0.11%	-5.19%	to	-5.96%
2014	0.95%	to	1.75%	27,245	13.11	to	12.83	355,494	0.00%	3.18%	to	2.35%
2013	0.95%	to	1.75%	27,191	12.70	to	12.53	344,396	0.69%	27.24%	to	26.22%
2012	0.95%	to	1.20%	1,240	9.98	to	9.97	12,360	0.00%	-0.18%	to	-0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2016	0.95%	to	2.20%	57,671	14.05	to	13.24	797,324	0.00%	-0.38%	to	-1.63%
2015	0.95%	to	2.45%	94,924	14.10	to	13.33	1,326,271	0.00%	0.08%	to	-1.43%
2014	0.95%	to	2.45%	83,158	14.09	to	13.53	1,163,228	0.00%	6.67%	to	5.05%
2013	0.95%	to	2.20%	98,422	13.21	to	12.93	1,293,616	0.24%	35.31%	to	33.60%
2012	0.95%	to	2.20%	116,100	9.76	to	9.68	1,131,369	0.00%	-2.36%	to	-3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2016	0.95%	to	2.20%	694,073	29.06	to	24.75	19,746,585	0.86%	13.61%	to	12.18%
2015	0.95%	to	2.20%	746,110	25.58	to	22.06	18,730,612	1.00%	-3.58%	to	-4.80%
2014	0.95%	to	2.20%	812,154	26.53	to	23.17	21,157,794	0.79%	14.01%	to	12.58%
2013	0.95%	to	2.20%	870,361	23.27	to	20.58	19,889,406	1.04%	31.04%	to	29.39%
2012	0.95%	to	2.20%	865,697	17.76	to	15.91	15,095,036	1.01%	19.23%	to	17.72%
Flexible Bond Portfolio: Service Shares (JAFBS)
2016	0.95%	to	1.65%	184,707	9.93	to	9.82	1,831,025	2.78%	1.25%	to	0.54%
2015	0.95%	to	1.60%	90,278	9.81	to	9.77	884,629	1.78%	-1.91%	to	-2.34%	****
Forty Portfolio: Service Shares (JACAS)
2016	0.95%	to	2.25%	4,485,820	17.72	to	14.17	77,285,106	0.87%	0.98%	to	-0.35%
2015	0.95%	to	2.20%	5,373,132	17.55	to	14.34	91,814,219	1.21%	10.87%	to	9.47%
2014	0.95%	to	2.25%	5,834,092	22.91	to	13.00	90,055,321	0.03%	7.44%	to	6.03%
2013	0.95%	to	2.25%	6,674,039	14.73	to	12.26	96,052,947	0.59%	29.64%	to	27.94%
2012	0.95%	to	2.25%	8,117,046	16.58	to	9.58	90,254,217	0.56%	22.68%	to	21.07%
Global Technology Portfolio: Service Shares (JAGTS)
2016	0.95%	to	2.20%	2,960,362	9.39	to	7.57	27,046,770	0.09%	12.77%	to	11.35%
2015	0.95%	to	2.20%	3,468,814	8.32	to	6.80	28,142,322	0.78%	3.61%	to	2.34%
2014	0.95%	to	2.20%	3,717,902	8.03	to	6.64	29,175,387	0.00%	8.31%	to	6.94%
2013	0.95%	to	2.20%	4,420,916	7.41	to	6.21	32,082,981	0.00%	34.10%	to	32.41%
2012	0.95%	to	2.20%	5,219,721	5.53	to	4.69	28,306,341	0.00%	18.01%	to	16.52%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Overseas Portfolio: Service Shares (JAIGS)
2016	0.95%	to	2.20%	3,831,773	11.08	to	8.93	41,290,767	4.95%	-7.59%	to	-8.75%
2015	0.95%	to	2.20%	4,364,194	11.99	to	9.79	50,989,446	0.50%	-9.67%	to	-10.81%
2014	0.95%	to	2.20%	4,980,693	13.27	to	10.98	64,553,443	5.74%	-12.93%	to	-14.04%
2013	0.95%	to	2.20%	5,797,336	15.24	to	12.77	86,421,163	3.05%	13.20%	to	11.77%
2012	0.95%	to	2.20%	7,024,388	13.46	to	11.42	92,636,043	0.75%	12.10%	to	10.68%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.95%	to	1.65%	310,974	8.98	to	8.81	2,781,792	1.37%	19.64%	to	18.79%
2015	0.95%	to	1.40%	158,404	7.50	to	7.45	1,187,066	1.24%	-20.82%	to	-21.18%
2014	0.95%	to	1.55%	119,098	9.48	to	9.44	1,127,190	3.07%	-5.24%	to	-5.63%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2016	0.95%	to	1.80%	32,148	10.00	to	9.94	320,947	3.58%	-0.02%	to	-0.59%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
2016	1.50%	to	2.60%	46,527	16.24	to	13.77	716,060	0.00%	3.05%	to	1.90%
2015	1.50%	to	2.60%	64,299	15.76	to	13.52	966,597	0.00%	2.87%	to	1.72%
2014	1.50%	to	2.60%	76,594	15.32	to	13.29	1,122,629	0.00%	6.93%	to	5.74%
2013	1.50%	to	2.60%	91,207	14.33	to	12.57	1,255,615	0.00%	35.16%	to	33.65%
2012	1.50%	to	2.60%	110,539	10.60	to	9.40	1,128,495	0.00%	14.67%	to	13.39%
New Discovery Series - Service Class (MNDSC)
2016	0.95%	to	2.45%	90,814	13.72	to	18.17	1,353,250	0.00%	7.77%	to	6.14%
2015	0.95%	to	2.45%	115,987	12.74	to	17.11	1,617,222	0.00%	-3.08%	to	-4.54%
2014	0.95%	to	2.45%	137,537	13.14	to	17.93	1,994,989	0.00%	-8.37%	to	-9.76%
2013	0.95%	to	2.45%	254,247	14.34	to	19.87	3,970,427	0.00%	39.88%	to	37.76%
2012	0.95%	to	2.20%	102,754	10.25	to	14.82	1,380,983	0.00%	2.52%	to	18.23%	****
Value Series - Service Class (MVFSC)
2016	0.95%	to	2.60%	1,996,361	19.30	to	20.08	38,626,135	1.87%	12.70%	to	10.83%
2015	0.95%	to	2.60%	1,981,083	17.12	to	18.12	34,071,884	2.07%	-1.88%	to	-3.51%
2014	0.95%	to	2.60%	2,197,403	17.45	to	18.78	38,562,182	1.32%	9.16%	to	7.34%
2013	0.95%	to	2.60%	2,507,162	15.99	to	17.49	40,457,138	1.00%	34.31%	to	32.07%
2012	0.95%	to	2.60%	2,700,096	11.90	to	13.25	32,507,119	1.44%	14.78%	to	12.86%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.95%	to	2.60%	1,120,560	16.51	to	14.76	18,278,255	1.16%	2.86%	to	1.15%
2015	0.95%	to	2.60%	1,208,379	16.05	to	14.60	19,199,545	1.76%	5.31%	to	3.56%
2014	0.95%	to	2.60%	1,049,003	15.24	to	14.10	15,833,143	1.83%	0.17%	to	-1.50%
2013	0.95%	to	2.60%	907,244	15.22	to	14.31	13,708,791	1.42%	26.42%	to	24.32%
2012	0.95%	to	2.60%	627,398	12.04	to	11.51	7,513,001	1.42%	14.83%	to	12.91%
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2016	0.95%	to	1.85%	104,089	9.39	to	9.25	973,896	4.02%	13.88%	to	12.85%
2015	0.95%	to	1.20%	8,845	8.25	to	8.23	72,897	1.36%	-17.55%	to	-17.69%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2016	0.95%	to	2.20%	362,770	13.83	to	12.07	4,869,447	1.95%	5.11%	to	3.78%
2015	0.95%	to	2.20%	336,605	13.15	to	11.63	4,277,688	3.14%	-1.59%	to	-2.84%
2014	0.95%	to	2.20%	330,800	13.37	to	11.97	4,304,578	3.70%	6.83%	to	5.48%
2013	0.95%	to	1.85%	163,990	12.51	to	11.67	2,009,490	3.80%	-1.26%	to	-2.16%
2012	0.95%	to	1.95%	207,420	12.67	to	11.84	2,585,027	4.70%	8.40%	to	7.30%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2016	1.50%	to	2.60%	40,850	13.25	to	11.36	508,233	1.66%	4.28%	to	3.12%
2015	1.50%	to	2.60%	41,530	12.70	to	11.02	497,794	3.50%	-2.32%	to	-3.41%
2014	1.50%	to	2.60%	61,442	13.00	to	11.41	764,445	2.81%	5.95%	to	4.77%
2013	1.50%	to	2.60%	58,862	12.27	to	10.89	693,444	3.46%	-2.07%	to	-3.17%
2012	1.50%	to	2.60%	59,721	12.53	to	11.24	721,725	4.41%	7.55%	to	6.35%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.95%	to	2.15%	141,984	31.70	to	30.39	5,303,193	5.51%	9.51%	to	8.18%
2015	0.95%	to	2.15%	159,150	28.95	to	28.09	5,415,071	5.29%	-2.06%	to	-3.24%
2014	0.95%	to	2.15%	180,466	29.56	to	29.03	6,240,026	5.39%	1.95%	to	0.71%
2013	0.95%	to	2.15%	213,062	28.99	to	28.83	7,231,044	4.01%	-9.62%	to	-10.71%
2012	0.95%	to	2.15%	259,118	32.08	to	32.29	9,825,853	2.85%	16.84%	to	15.42%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2016	1.60%	to	1.75%	3,555	11.84	to	11.55	41,106	0.00%	-10.24%	to	-10.37%
2015	1.60%	to	1.75%	3,622	13.19	to	12.88	46,737	0.00%	-7.40%	to	-7.54%
2014	1.60%	to	1.75%	3,677	14.25	to	13.93	51,298	0.00%	0.34%	to	0.18%
2013	1.60%	to	1.75%	3,737	14.20	to	13.91	52,021	0.37%	35.29%	to	35.08%
2012	1.60%	to	1.75%	4,783	10.50	to	10.30	49,287	0.00%	6.95%	to	6.78%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	1.60%	to	1.75%	21,611	48.41	to	42.99	1,015,490	1.34%	5.11%	to	4.95%
2015	1.60%	to	1.75%	21,115	47.83	to	0.00	951,516	1.36%	0.79%	to	0.00%
2014	1.60%	to	1.75%	22,531	45.81	to	40.80	1,010,087	1.47%	27.65%	to	27.45%
2013	1.60%	to	1.75%	24,549	35.89	to	32.01	855,806	1.19%	0.42%	to	0.27%
2012	1.60%	to	1.75%	27,707	35.74	to	31.93	953,958	0.86%	13.98%	to	13.80%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2016	0.95%	to	1.40%	19,769	10.98	to	10.86	216,558	0.58%	9.00%	to	8.51%
2015	0.95%	to	1.40%	50,838	10.08	to	10.01	511,378	4.49%	-0.81%	to	-1.26%
2014	0.95%	to	1.55%	8,825	10.16	to	10.13	89,574	2.10%	1.58%	to	1.29%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2016	0.95%	to	1.45%	47,083	10.37	to	10.24	486,489	0.00%	7.52%	to	6.98%
2015	0.95%	to	1.40%	18,423	9.64	to	9.58	177,523	2.32%	-3.18%	to	-3.62%
2014	0.95%	to	1.00%	8,915			9.96	88,798	1.67%			-0.41%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	0.95%	to	2.20%	4,807,368	26.30	to	23.86	124,758,156	2.32%	19.30%	to	17.80%
2015	0.95%	to	2.20%	5,407,882	22.05	to	20.26	117,824,510	2.34%	-5.18%	to	-6.38%
2014	0.95%	to	2.25%	6,143,389	23.25	to	21.58	141,441,257	1.96%	12.04%	to	10.57%
2013	0.95%	to	2.25%	7,014,850	20.75	to	19.51	144,368,536	1.82%	30.65%	to	28.93%
2012	0.95%	to	2.25%	8,204,277	15.89	to	15.14	129,473,465	0.94%	13.57%	to	12.08%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	1.50%	to	2.60%	82,150	24.85	to	22.80	1,985,540	2.15%	18.41%	to	17.10%
2015	1.50%	to	2.60%	99,337	20.99	to	19.47	2,035,516	2.16%	-5.88%	to	-6.93%
2014	1.50%	to	2.60%	112,628	22.30	to	20.92	2,461,761	1.77%	11.25%	to	10.01%
2013	1.50%	to	2.60%	135,281	20.04	to	19.02	2,665,192	1.63%	29.70%	to	28.25%
2012	1.50%	to	2.60%	159,591	15.45	to	14.83	2,435,163	0.77%	12.73%	to	11.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.95%	to	2.20%	3,102,376	16.35	to	14.28	49,628,430	1.96%	7.97%	to	6.61%
2015	0.95%	to	2.20%	3,137,242	15.14	to	13.39	46,561,740	1.41%	0.02%	to	-1.24%
2014	0.95%	to	2.20%	3,245,900	15.14	to	13.56	48,304,290	0.95%	3.99%	to	2.68%
2013	0.95%	to	2.20%	3,225,592	14.56	to	13.21	46,246,667	1.35%	22.11%	to	20.57%
2012	0.95%	to	2.20%	2,681,096	11.92	to	10.95	31,513,005	1.27%	14.61%	to	13.17%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.95%	to	1.85%	1,010,693	12.21	to	11.08	12,114,703	2.45%	1.68%	to	0.76%
2015	0.95%	to	1.85%	1,120,166	12.01	to	10.99	13,235,992	1.33%	-1.18%	to	-2.08%
2014	0.95%	to	1.85%	1,158,387	12.15	to	11.23	13,871,458	1.21%	3.98%	to	3.04%
2013	0.95%	to	1.85%	1,315,739	11.68	to	10.89	15,176,840	1.59%	-3.50%	to	-4.38%
2012	0.95%	to	1.90%	1,768,019	12.11	to	11.35	21,163,670	2.18%	3.97%	to	2.97%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.95%	to	1.95%	1,221,489	16.77	to	15.05	20,066,993	1.47%	-0.76%	to	-1.76%
2015	0.95%	to	1.95%	1,305,662	16.90	to	15.32	21,645,512	0.66%	5.53%	to	4.47%
2014	0.95%	to	1.95%	1,373,880	16.01	to	14.66	21,632,871	0.69%	0.87%	to	-0.15%
2013	0.95%	to	1.95%	1,583,720	15.87	to	14.69	24,775,951	0.38%	27.42%	to	26.13%
2012	0.95%	to	2.20%	1,659,885	12.46	to	11.45	20,435,727	0.84%	20.92%	to	19.40%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.95%	to	2.05%	1,683,521	17.44	to	15.48	28,793,044	0.22%	8.03%	to	6.83%
2015	0.95%	to	2.05%	2,077,908	16.14	to	14.49	32,968,172	0.71%	5.42%	to	4.25%
2014	0.95%	to	2.05%	2,547,233	15.31	to	13.90	38,381,085	0.45%	7.04%	to	5.85%
2013	0.95%	to	2.05%	3,111,350	14.31	to	13.13	43,904,661	0.32%	28.38%	to	26.95%
2012	0.95%	to	2.05%	3,321,520	11.14	to	10.34	36,582,883	0.22%	16.28%	to	14.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.95%	to	2.20%	1,438,303	15.26	to	13.50	21,618,630	1.17%	10.03%	to	8.65%
2015	0.95%	to	2.20%	1,476,294	13.87	to	12.42	20,196,414	0.85%	0.13%	to	-1.14%
2014	0.95%	to	2.20%	1,516,576	13.85	to	12.57	20,751,976	0.81%	9.18%	to	7.80%
2013	0.95%	to	2.20%	1,473,478	12.69	to	11.66	18,495,773	1.07%	31.71%	to	30.04%
2012	0.95%	to	2.20%	1,267,595	9.63	to	8.96	12,103,085	1.03%	15.95%	to	14.48%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.95%	to	2.20%	1,520,099	24.92	to	17.71	36,143,274	5.29%	13.07%	to	11.65%
2015	0.95%	to	2.20%	1,719,022	22.04	to	15.86	36,301,313	5.11%	-3.53%	to	-4.75%
2014	0.95%	to	2.20%	1,849,112	22.84	to	16.65	40,536,442	5.53%	1.58%	to	0.29%
2013	0.95%	to	2.20%	1,046,197	22.49	to	16.60	22,597,680	6.10%	6.06%	to	4.72%
2012	0.95%	to	2.20%	1,281,408	21.21	to	15.85	26,114,165	7.81%	13.47%	to	12.03%
NVIT Emerging Markets Fund - Class I (GEM)
2016	0.95%	to	2.05%	696,174	19.84	to	16.55	13,414,648	0.81%	6.70%	to	5.51%
2015	0.95%	to	2.05%	748,860	18.60	to	15.69	13,564,897	0.79%	-16.79%	to	-17.72%
2014	0.95%	to	2.05%	911,864	22.35	to	19.06	19,862,295	1.25%	-6.40%	to	-7.44%
2013	0.95%	to	2.05%	38,605	23.88	to	20.60	906,322	1.15%	-0.21%	to	-1.32%
2012	0.95%	to	2.05%	45,909	23.93	to	20.87	1,081,590	0.49%	16.10%	to	14.81%
NVIT Emerging Markets Fund - Class II (GEM2)
2016	1.50%	to	2.60%	31,697	8.41	to	8.16	263,372	0.78%	5.87%	to	4.69%
2015	1.50%	to	2.60%	37,156	7.94	to	7.79	293,141	0.48%	-17.49%	to	-18.41%
2014	1.50%	to	2.60%	35,753	9.63	to	9.55	343,293	0.86%	-3.74%	to	-4.47%	****
NVIT International Equity Fund - Class I (GIG)
2016	0.95%	to	2.20%	1,288,847	13.87	to	11.29	17,405,223	2.14%	-0.09%	to	-1.34%
2015	0.95%	to	2.20%	1,425,884	13.88	to	11.44	19,324,035	0.48%	-4.01%	to	-5.19%
2014	0.95%	to	2.20%	1,577,345	14.46	to	12.07	22,322,359	2.91%	-1.39%	to	-2.64%
2013	0.95%	to	2.05%	388,288	14.66	to	12.65	5,598,112	0.51%	16.71%	to	15.42%
2012	0.95%	to	2.20%	475,976	12.56	to	10.75	5,887,748	0.86%	14.51%	to	13.06%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016	0.95%	to	2.20%	3,879,954	15.02	to	13.46	57,610,005	0.77%	12.53%	to	11.11%
2015	0.95%	to	2.20%	4,465,236	13.35	to	12.11	58,982,464	0.75%	-2.02%	to	-3.26%
2014	0.95%	to	2.20%	5,084,112	13.63	to	12.52	68,648,353	0.86%	5.59%	to	4.25%
2013	0.95%	to	2.20%	5,881,810	12.90	to	12.01	75,315,730	0.99%	42.45%	to	40.66%
2012	0.95%	to	2.20%	6,918,204	9.06	to	8.54	62,260,709	1.39%	15.83%	to	14.36%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	1.00%	to	1.40%	8,239	11.03	to	11.00	90,768	0.09%	10.33%	to	10.03%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016	0.95%	to	1.75%	205,173	16.81	to	15.67	3,403,609	0.76%	9.07%	to	8.19%
2015	0.95%	to	1.75%	262,210	15.42	to	14.49	3,993,778	0.82%	-1.27%	to	-2.07%
2014	0.95%	to	1.75%	290,579	15.61	to	14.79	4,492,026	0.80%	9.55%	to	8.67%
2013	0.95%	to	1.75%	419,199	14.25	to	13.61	5,930,267	0.77%	37.45%	to	36.34%
2012	0.95%	to	1.75%	432,385	10.37	to	9.98	4,460,561	1.30%	10.44%	to	9.54%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.95%	to	1.75%	220,485	13.73	to	12.80	2,990,117	2.28%	7.34%	to	6.47%
2015	0.95%	to	1.75%	257,630	12.80	to	12.02	3,257,462	2.68%	-2.69%	to	-3.47%
2014	0.95%	to	1.75%	274,908	13.15	to	12.46	3,577,545	2.09%	3.50%	to	2.67%
2013	0.95%	to	1.75%	262,726	12.70	to	12.13	3,307,973	1.30%	28.25%	to	27.21%
2012	0.95%	to	1.65%	228,694	9.91	to	9.58	2,250,854	0.91%	15.05%	to	14.23%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.95%	to	1.90%	597,223	13.38	to	12.31	7,878,900	2.38%	5.10%	to	4.10%
2015	0.95%	to	1.90%	744,569	12.73	to	11.83	9,364,691	2.62%	-2.00%	to	-2.94%
2014	0.95%	to	1.90%	804,875	12.99	to	12.19	10,348,189	2.23%	3.31%	to	2.32%
2013	0.95%	to	1.90%	884,824	12.58	to	11.91	11,034,496	1.66%	13.57%	to	12.48%
2012	0.95%	to	1.90%	860,739	11.08	to	10.59	9,459,005	1.50%	10.00%	to	8.95%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.95%	to	1.65%	400,907	13.76	to	12.94	5,442,239	2.58%	6.30%	to	5.56%
2015	0.95%	to	1.80%	490,367	12.94	to	12.11	6,256,010	3.07%	-2.27%	to	-3.10%
2014	0.95%	to	1.80%	485,410	13.24	to	12.50	6,351,578	2.40%	3.70%	to	2.81%
2013	0.95%	to	1.80%	523,330	12.77	to	12.16	6,608,536	1.56%	20.09%	to	19.06%
2012	0.95%	to	1.80%	550,198	10.63	to	10.21	5,798,672	1.28%	12.56%	to	11.59%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	0.95%	to	1.65%	541,972	12.48	to	11.74	6,604,828	2.30%	3.62%	to	2.89%
2015	0.95%	to	1.80%	630,392	12.04	to	11.27	7,446,488	2.07%	-1.68%	to	-2.52%
2014	0.95%	to	1.80%	666,519	12.25	to	11.57	8,020,213	2.23%	2.35%	to	1.48%
2013	0.95%	to	1.80%	626,630	11.97	to	11.41	7,404,662	1.79%	3.94%	to	3.07%
2012	0.95%	to	1.80%	684,120	11.51	to	11.06	7,789,099	1.62%	6.48%	to	5.56%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.95%	to	1.80%	1,130,892	13.61	to	12.63	15,145,689	2.55%	5.73%	to	4.82%
2015	0.95%	to	1.80%	1,367,417	12.87	to	12.05	17,367,376	2.75%	-2.01%	to	-2.85%
2014	0.95%	to	1.80%	1,539,548	13.13	to	12.40	19,978,803	2.32%	3.58%	to	2.69%
2013	0.95%	to	1.80%	1,734,862	12.68	to	12.07	21,785,350	1.63%	16.69%	to	15.68%
2012	0.95%	to	1.80%	1,704,961	10.87	to	10.44	18,383,499	1.39%	11.30%	to	10.34%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.95%	to	1.90%	407,672	13.69	to	12.60	5,514,043	2.48%	6.57%	to	5.55%
2015	0.95%	to	1.90%	498,620	12.85	to	11.93	6,333,261	2.89%	-2.44%	to	-3.38%
2014	0.95%	to	1.90%	598,430	13.17	to	12.35	7,804,435	2.47%	3.57%	to	2.58%
2013	0.95%	to	1.60%	583,495	12.72	to	12.25	7,357,270	1.46%	23.10%	to	22.29%
2012	0.95%	to	1.60%	627,883	10.33	to	10.02	6,443,680	1.13%	13.49%	to	12.75%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.95%	to	1.85%	443,795	13.18	to	12.18	5,765,546	2.36%	4.99%	to	4.04%
2015	0.95%	to	1.85%	566,754	12.55	to	11.70	7,026,715	2.37%	-2.01%	to	-2.90%
2014	0.95%	to	1.85%	631,852	12.81	to	12.05	8,008,410	2.25%	3.09%	to	2.16%
2013	0.95%	to	1.85%	706,326	12.42	to	11.80	8,694,013	1.68%	10.18%	to	9.18%
2012	0.95%	to	1.85%	771,585	11.28	to	10.81	8,633,970	1.57%	9.00%	to	8.00%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	0.95%	to	1.75%	424,477	13.20	to	12.30	5,506,918	2.83%	4.35%	to	3.51%
2015	0.95%	to	1.80%	456,419	12.65	to	11.84	5,687,351	2.87%	-1.66%	to	-2.51%
2014	0.95%	to	1.70%	517,257	12.86	to	12.23	6,574,042	2.75%	4.06%	to	3.27%
2013	0.95%	to	1.95%	465,087	12.36	to	11.67	5,694,245	1.94%	-2.84%	to	-3.82%
2012	0.95%	to	1.95%	720,113	12.72	to	12.14	9,086,612	3.11%	6.73%	to	5.65%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	1.50%	to	2.50%	51,050	12.29	to	11.25	603,342	2.78%	3.43%	to	2.39%
2015	1.50%	to	2.50%	53,901	11.88	to	10.99	619,561	2.78%	-2.37%	to	-3.36%
2014	1.50%	to	2.50%	53,208	12.17	to	11.37	629,055	2.38%	3.11%	to	2.06%
2013	1.50%	to	2.50%	60,013	11.80	to	11.14	690,858	2.07%	-3.60%	to	-4.58%
2012	1.50%	to	2.50%	76,022	12.24	to	11.67	913,159	2.73%	5.87%	to	4.79%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.95%	to	1.65%	288,743	13.80	to	12.98	3,930,374	2.62%	2.36%	to	1.64%
2015	0.95%	to	1.65%	339,642	13.49	to	12.77	4,526,551	1.44%	-1.46%	to	-2.16%
2014	0.95%	to	1.65%	382,835	13.69	to	13.06	5,184,723	2.12%	3.89%	to	3.15%
2013	0.95%	to	1.65%	390,927	13.18	to	12.66	5,102,318	1.46%	-2.98%	to	-3.67%
2012	0.95%	to	2.20%	468,113	13.58	to	12.80	6,304,056	2.12%	6.10%	to	4.76%
NVIT Nationwide Fund - Class I (TRF)
2016	0.95%	to	2.20%	4,424,081	22.57	to	14.07	98,043,019	1.39%	10.33%	to	8.95%
2015	0.95%	to	2.20%	5,044,404	20.46	to	12.92	101,343,892	1.18%	-0.02%	to	-1.29%
2014	0.95%	to	2.20%	5,723,696	20.46	to	13.09	115,085,837	1.15%	11.08%	to	9.68%
2013	0.95%	to	2.20%	6,330,688	18.42	to	11.93	114,704,338	1.31%	29.86%	to	28.22%
2012	0.95%	to	2.20%	7,146,201	14.19	to	9.31	99,844,793	1.38%	13.13%	to	11.70%
NVIT Nationwide Fund - Class II (TRF2)
2016	1.50%	to	2.60%	18,203	18.51	to	15.70	315,937	1.16%	9.50%	to	8.28%
2015	1.50%	to	2.60%	19,398	16.91	to	14.50	309,663	1.00%	-0.85%	to	-1.96%
2014	1.50%	to	2.60%	19,202	17.05	to	14.79	311,516	0.85%	10.14%	to	8.91%
2013	1.50%	to	2.60%	31,548	15.48	to	13.58	468,595	1.03%	28.83%	to	27.39%
2012	1.50%	to	2.60%	35,483	12.02	to	10.66	410,807	1.15%	12.14%	to	10.88%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2016	0.95%	to	2.20%	5,660,653	18.78	to	13.87	98,589,509	1.80%	-0.21%	to	-1.47%
2015	0.95%	to	2.25%	6,561,577	18.82	to	14.47	114,597,295	1.69%	-1.06%	to	-2.36%
2014	0.95%	to	2.25%	7,386,998	19.02	to	14.41	130,809,960	1.94%	3.58%	to	2.22%
2013	0.95%	to	2.25%	8,535,517	18.36	to	14.49	146,192,451	1.82%	-4.97%	to	-6.21%
2012	0.95%	to	2.25%	10,447,542	19.32	to	15.46	188,677,693	2.07%	2.08%	to	0.73%
NVIT Government Bond Fund - Class II (GBF2)
2016	1.50%	to	2.60%	145,340	13.07	to	11.09	1,810,827	1.49%	-1.02%	to	-2.12%
2015	1.50%	to	2.60%	170,703	13.21	to	11.33	2,160,512	1.36%	-1.87%	to	-2.96%
2014	1.50%	to	2.60%	224,490	13.46	to	11.68	2,915,813	1.69%	2.75%	to	1.60%
2013	1.50%	to	2.60%	273,240	13.10	to	11.49	3,454,451	1.56%	-5.69%	to	-6.75%
2012	1.50%	to	2.60%	336,649	13.89	to	12.32	4,533,019	1.73%	1.22%	to	0.09%
NVIT International Index Fund - Class VIII (GVIX8)
2016	0.95%	to	1.85%	401,954	9.87	to	8.95	3,900,033	2.43%	-0.43%	to	-1.33%
2015	0.95%	to	1.85%	393,493	9.91	to	9.08	3,842,420	1.89%	-2.33%	to	-3.21%
2014	0.95%	to	1.85%	412,989	10.15	to	9.38	4,139,415	2.96%	-7.08%	to	-7.92%
2013	0.95%	to	1.85%	387,529	10.92	to	10.18	4,197,112	2.79%	19.86%	to	18.77%
2012	0.95%	to	1.85%	360,461	9.11	to	8.57	3,263,744	2.29%	17.09%	to	16.02%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.95%	to	2.60%	1,498,445	21.56	to	16.77	31,094,074	1.61%	8.43%	to	6.63%
2015	0.95%	to	2.60%	1,757,737	19.88	to	15.73	33,819,088	1.36%	-1.94%	to	-3.57%
2014	0.95%	to	2.60%	2,070,090	20.27	to	16.31	40,593,019	1.62%	3.99%	to	2.26%
2013	0.95%	to	2.60%	2,356,559	19.50	to	15.95	44,506,142	1.62%	26.04%	to	23.94%
2012	0.95%	to	2.60%	2,595,098	15.47	to	12.87	38,966,073	1.51%	14.80%	to	12.88%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.95%	to	1.80%	498,125	16.50	to	15.45	8,121,310	1.96%	5.30%	to	4.39%
2015	0.95%	to	1.80%	491,714	15.67	to	14.80	7,629,205	1.75%	-1.12%	to	-1.97%
2014	0.95%	to	1.80%	449,613	15.85	to	15.10	7,074,372	1.75%	3.59%	to	2.70%
2013	0.95%	to	1.80%	420,303	15.30	to	14.70	6,390,506	1.79%	12.35%	to	0.00%
2012	0.95%	to	1.80%	377,590	13.62	to	13.20	5,119,938	1.82%	8.34%	to	7.41%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.95%	to	2.00%	83,579	19.04	to	17.55	1,570,755	1.66%	6.72%	to	5.59%
2015	0.95%	to	1.85%	101,560	17.84	to	16.79	1,790,957	1.50%	-1.48%	to	-2.37%
2014	0.95%	to	1.85%	107,897	18.11	to	17.20	1,937,760	1.91%	4.21%	to	3.27%
2013	0.95%	to	1.75%	94,238	17.38	to	16.73	1,626,597	1.96%	18.36%	to	17.40%
2012	0.95%	to	1.40%	70,337	14.68	to	14.44	1,029,188	1.65%	11.18%	to	10.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.95%	to	2.60%	1,895,299	15.22	to	11.84	27,778,198	1.91%	3.28%	to	1.56%
2015	0.95%	to	2.60%	2,147,267	14.74	to	11.66	30,602,286	1.75%	-0.69%	to	-2.34%
2014	0.95%	to	2.60%	2,251,040	14.84	to	11.94	32,389,269	1.74%	2.90%	to	1.19%
2013	0.95%	to	2.60%	2,653,700	14.42	to	11.80	37,164,122	1.58%	3.84%	to	2.11%
2012	0.95%	to	2.60%	3,409,144	13.89	to	11.56	45,991,163	1.70%	4.17%	to	2.43%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.95%	to	2.60%	8,079,825	19.02	to	14.80	148,041,485	1.81%	6.13%	to	4.37%
2015	0.95%	to	2.60%	9,244,029	16.00	to	14.18	160,054,675	1.54%	-1.30%	to	-2.93%
2014	0.95%	to	2.60%	10,464,725	18.16	to	14.61	184,068,455	1.64%	4.18%	to	2.45%
2013	0.95%	to	2.60%	11,870,761	17.43	to	14.26	200,837,375	1.62%	15.52%	to	13.60%
2012	0.95%	to	2.60%	13,526,513	15.09	to	12.56	198,495,540	1.57%	9.76%	to	7.92%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.95%	to	2.60%	3,865,814	20.65	to	16.07	76,729,526	1.74%	7.45%	to	5.67%
2015	0.95%	to	2.60%	4,250,681	19.22	to	15.21	78,662,663	1.39%	-1.67%	to	-3.31%
2014	0.95%	to	2.60%	4,924,918	19.54	to	15.73	92,865,838	1.64%	3.96%	to	2.23%
2013	0.95%	to	2.60%	5,587,916	18.80	to	15.38	101,518,872	1.64%	21.22%	to	19.20%
2012	0.95%	to	2.60%	6,299,513	15.51	to	12.91	94,676,446	1.54%	12.68%	to	10.80%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.95%	to	2.60%	2,496,325	17.40	to	13.54	41,668,958	1.83%	4.70%	to	2.96%
2015	0.95%	to	2.60%	2,841,434	16.62	to	13.15	45,394,237	1.57%	-0.98%	to	-2.63%
2014	0.95%	to	2.60%	3,283,505	16.78	to	13.51	53,147,007	1.74%	3.74%	to	2.02%
2013	0.95%	to	2.60%	3,709,734	16.18	to	13.24	58,032,917	1.67%	9.45%	to	7.62%
2012	0.95%	to	2.60%	4,348,864	14.78	to	12.30	62,377,300	1.63%	7.01%	to	5.22%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.95%	to	2.25%	1,848,872	47.38	to	28.45	90,245,600	1.20%	19.15%	to	17.59%
2015	0.95%	to	2.25%	2,107,833	39.76	to	24.19	86,407,096	1.05%	-3.47%	to	-4.73%
2014	0.95%	to	2.20%	2,362,695	41.19	to	29.70	100,523,919	1.02%	8.38%	to	7.01%
2013	0.95%	to	2.20%	2,680,803	38.00	to	27.75	105,294,643	1.09%	31.78%	to	30.12%
2012	0.95%	to	2.20%	3,063,218	28.84	to	21.33	91,420,368	1.03%	16.35%	to	14.88%
NVIT Money Market Fund - Class I (SAM)
2016	0.95%	to	2.60%	14,175,040	12.01	to	8.28	161,471,288	0.01%	-0.94%	to	-2.59%
2015	0.95%	to	2.60%	15,081,802	12.13	to	8.50	173,918,158	0.00%	-0.95%	to	-2.60%
2014	0.95%	to	2.60%	16,141,538	12.24	to	8.72	188,032,825	0.00%	-0.95%	to	-2.60%
2013	0.95%	to	2.60%	15,167,273	12.36	to	8.96	179,273,814	0.00%	-0.95%	to	-2.60%
2012	0.95%	to	2.60%	17,342,803	12.48	to	9.19	207,045,415	0.00%	0.95%	to	-2.61%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016	0.95%	to	2.05%	1,896,293	17.72	to	16.26	33,210,472	1.42%	-3.05%	to	-4.12%
2015	0.95%	to	2.20%	2,150,022	18.27	to	16.79	38,901,498	0.69%	-1.46%	to	-2.68%
2014	0.95%	to	2.25%	2,436,877	18.54	to	10.80	44,798,766	1.54%	-1.95%	to	-3.24%
2013	0.95%	to	1.25%	10,333	18.91	to	18.64	194,118	1.71%	20.21%	to	19.85%
2012			1.10%	4,488			15.64	70,192	1.18%			14.58%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016	0.95%	to	2.20%	611,501	8.86	to	8.57	5,388,667	2.95%	4.23%	to	2.92%
2015	0.95%	to	2.20%	693,243	8.50	to	8.32	5,875,407	1.22%	-6.02%	to	-7.21%
2014	0.95%	to	2.20%	814,889	9.05	to	8.97	7,363,608	1.77%	-9.52%	to	-10.30%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	1.50%	to	2.60%	26,987	8.67	to	8.42	232,179	2.69%	3.41%	to	2.26%
2015	1.50%	to	2.60%	27,893	8.39	to	8.23	232,879	1.02%	-6.77%	to	-7.81%
2014	1.50%	to	2.60%	30,589	9.00	to	8.93	274,784	1.76%	-10.02%	to	-10.71%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.95%	to	2.60%	1,226,707	15.61	to	13.49	18,606,754	0.81%	1.22%	to	-0.46%
2015	0.95%	to	2.60%	1,442,117	15.42	to	13.56	21,629,875	0.44%	2.45%	to	0.75%
2014	0.95%	to	2.60%	1,758,923	15.05	to	13.46	25,872,757	0.51%	9.39%	to	7.56%
2013	0.95%	to	2.60%	2,019,933	13.76	to	12.51	27,247,280	0.79%	33.46%	to	31.24%
2012	0.95%	to	2.60%	2,143,624	10.31	to	9.53	21,714,092	0.47%	15.25%	to	13.32%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	1.50%	to	2.60%	17,367	14.57	to	13.22	243,961	0.53%	0.46%	to	-0.65%
2015	1.50%	to	2.60%	24,414	14.50	to	13.31	342,434	0.22%	1.58%	to	0.45%
2014	1.50%	to	2.60%	28,077	14.28	to	13.25	389,438	0.22%	8.50%	to	7.28%
2013	1.50%	to	2.60%	35,708	13.16	to	12.35	459,833	0.46%	32.40%	to	30.92%
2012	1.50%	to	2.60%	47,902	9.94	to	9.43	467,975	0.20%	14.39%	to	13.11%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.95%	to	2.15%	401,532	18.46	to	17.02	7,317,322	1.78%	15.25%	to	13.86%
2015	0.95%	to	2.15%	473,437	16.02	to	14.95	7,503,972	1.22%	-4.07%	to	-5.23%
2014	0.95%	to	2.20%	570,339	16.70	to	15.74	9,434,377	1.14%	9.47%	to	8.09%
2013	0.95%	to	2.25%	644,126	15.26	to	14.53	9,756,439	1.48%	34.15%	to	32.39%
2012	0.95%	to	2.25%	701,373	11.37	to	10.98	7,935,795	1.35%	16.69%	to	15.15%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.95%	to	2.60%	156,242	15.47	to	13.37	2,283,927	1.58%	14.95%	to	13.04%
2015	0.95%	to	2.60%	191,245	13.45	to	11.83	2,448,449	0.96%	-4.35%	to	-5.95%
2014	0.95%	to	2.60%	224,762	14.07	to	12.58	3,032,612	0.97%	9.20%	to	7.38%
2013	0.95%	to	2.60%	267,804	12.88	to	11.71	3,327,237	1.15%	33.74%	to	31.52%
2012	0.95%	to	2.60%	307,809	9.63	to	8.91	2,878,555	1.02%	16.47%	to	14.53%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	0.95%	to	2.20%	4,245,635	15.75	to	14.11	66,025,117	0.00%	5.46%	to	4.13%
2015	0.95%	to	2.20%	4,860,617	14.94	to	13.55	71,776,563	0.00%	-1.13%	to	-2.38%
2014	0.95%	to	2.25%	5,597,305	15.11	to	13.84	83,720,346	0.00%	3.05%	to	1.69%
2013	0.95%	to	2.25%	6,491,418	14.66	to	13.61	94,365,577	0.00%	37.63%	to	35.82%
2012	0.95%	to	2.25%	7,505,685	10.66	to	10.02	79,409,521	0.00%	13.81%	to	12.31%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	1.20%	to	2.10%	332,054	15.06	to	13.91	4,962,356	0.00%	4.79%	to	3.83%
2015	1.20%	to	2.10%	401,461	14.37	to	13.40	5,731,830	0.00%	-1.54%	to	-2.44%
2014	1.20%	to	2.10%	459,141	14.60	to	13.73	6,667,108	0.00%	2.48%	to	1.54%
2013	1.20%	to	2.10%	521,017	14.25	to	13.53	7,388,276	0.00%	36.94%	to	35.70%
2012	1.20%	to	2.10%	549,050	10.40	to	9.97	5,689,561	0.00%	13.27%	to	12.23%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.95%	to	2.20%	3,154,163	20.01	to	17.92	62,056,573	1.35%	16.48%	to	15.01%
2015	0.95%	to	2.20%	3,573,773	17.18	to	15.58	60,471,674	1.14%	-3.81%	to	-5.02%
2014	0.95%	to	2.20%	4,045,766	17.86	to	16.41	71,328,188	1.36%	15.91%	to	14.45%
2013	0.95%	to	2.20%	4,472,473	15.41	to	14.34	68,139,925	1.16%	34.39%	to	32.69%
2012	0.95%	to	2.20%	5,061,320	11.46	to	10.80	57,485,284	1.08%	15.24%	to	13.78%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	0.95%	to	2.20%	846,229	25.17	to	20.11	20,598,250	0.00%	7.28%	to	5.93%
2015	0.95%	to	2.20%	983,995	23.46	to	18.99	22,385,877	0.00%	-0.21%	to	-1.46%
2014	0.95%	to	2.20%	1,063,211	23.51	to	19.27	24,295,051	0.00%	1.83%	to	0.55%
2013	0.95%	to	2.20%	1,285,895	23.08	to	19.16	28,872,405	0.00%	42.92%	to	41.12%
2012	0.95%	to	2.20%	1,396,829	16.15	to	13.58	22,006,733	0.00%	12.36%	to	10.94%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	1.50%	to	2.60%	15,975	16.39	to	13.90	249,560	0.00%	6.44%	to	5.26%
2015	1.50%	to	2.60%	19,490	15.40	to	13.21	286,181	0.00%	-0.98%	to	-2.08%
2014	1.50%	to	2.60%	21,402	15.55	to	13.49	318,019	0.00%	1.00%	to	-0.13%
2013	1.50%	to	2.60%	23,563	15.40	to	13.50	347,438	0.00%	41.79%	to	40.21%
2012	1.50%	to	2.60%	30,452	10.86	to	9.63	317,793	0.00%	11.39%	to	10.15%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.95%	to	2.20%	1,729,499	48.17	to	37.89	93,395,599	0.63%	24.74%	to	23.17%
2015	0.95%	to	2.20%	1,933,652	38.61	to	30.76	83,854,503	0.67%	-6.92%	to	-8.09%
2014	0.95%	to	2.40%	2,196,959	41.48	to	28.14	102,625,965	0.51%	6.01%	to	4.45%
2013	0.95%	to	2.40%	2,567,355	39.13	to	26.94	113,265,857	0.81%	39.07%	to	37.03%
2012	0.95%	to	2.40%	2,933,718	36.38	to	19.66	93,120,074	0.81%	19.30%	to	17.55%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	1.50%	to	2.60%	36,060	25.36	to	21.50	869,727	0.49%	23.74%	to	22.36%
2015	1.50%	to	2.60%	36,300	20.49	to	17.58	711,830	0.48%	-7.70%	to	-8.73%
2014	1.50%	to	2.60%	34,791	22.20	to	19.26	741,372	0.29%	5.16%	to	3.99%
2013	1.50%	to	2.60%	43,328	21.11	to	18.52	881,477	0.61%	37.92%	to	36.39%
2012	1.50%	to	2.60%	51,758	15.31	to	13.58	765,755	0.51%	18.50%	to	17.17%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.95%	to	2.20%	1,985,041	41.29	to	34.14	88,301,877	0.32%	21.67%	to	20.14%
2015	0.95%	to	2.20%	2,216,569	33.93	to	28.41	81,173,280	0.36%	-2.58%	to	-3.80%
2014	0.95%	to	2.20%	2,531,314	34.83	to	29.54	95,476,028	0.16%	0.14%	to	-1.40%
2013	0.95%	to	2.20%	2,883,522	34.88	to	29.96	108,877,931	0.13%	39.58%	to	37.81%
2012	0.95%	to	2.20%	3,336,881	24.99	to	21.74	90,428,333	0.15%	14.40%	to	12.96%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	1.50%	to	2.60%	44,028	25.75	to	21.84	1,070,391	0.10%	20.71%	to	19.37%
2015	1.50%	to	2.60%	55,762	21.34	to	18.30	1,129,265	0.12%	-3.37%	to	-4.45%
2014	1.50%	to	2.60%	75,243	22.08	to	19.15	1,593,743	0.00%	-0.95%	to	-2.06%
2013	1.50%	to	2.60%	86,298	22.29	to	19.55	1,848,534	0.13%	38.44%	to	36.90%
2012	1.50%	to	2.60%	107,261	16.10	to	14.28	1,667,793	0.00%	13.49%	to	12.22%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	0.95%	to	2.60%	1,929,344	20.24	to	14.87	37,893,831	3.22%	7.62%	to	5.83%
2015	0.95%	to	2.60%	2,169,533	18.80	to	14.05	39,648,718	1.92%	-3.84%	to	-5.42%
2014	0.95%	to	2.60%	2,511,214	19.55	to	14.85	47,730,587	3.07%	2.90%	to	1.18%
2013	0.95%	to	2.60%	2,677,616	19.00	to	14.68	49,520,067	3.22%	-2.06%	to	-3.70%
2012	0.95%	to	2.60%	3,260,113	19.40	to	15.24	61,682,321	2.50%	11.18%	to	9.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.95%	to	1.60%	644,345	10.82	to	10.22	6,911,500	1.56%	1.52%	to	0.86%
2015	0.95%	to	1.60%	764,104	10.66	to	10.13	8,078,604	1.83%	-1.29%	to	-1.94%
2014	0.95%	to	1.65%	669,211	10.80	to	10.30	7,170,123	0.89%	-0.46%	to	-1.16%
2013	0.95%	to	1.65%	788,215	10.85	to	10.42	8,479,754	1.14%	-0.85%	to	-1.55%
2012	0.95%	to	1.65%	782,664	10.94	to	10.58	8,502,399	1.23%	2.54%	to	1.81%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.95%	to	2.20%	13,826,695	24.82	to	22.52	339,514,154	0.73%	2.65%	to	1.36%
2015	0.95%	to	2.20%	14,720,969	24.18	to	22.22	352,489,692	0.61%	4.09%	to	2.78%
2014	0.95%	to	2.40%	16,797,856	23.23	to	21.37	386,968,796	0.70%	7.77%	to	6.19%
2013	0.95%	to	2.40%	19,341,164	21.56	to	20.12	414,023,136	0.76%	35.40%	to	33.42%
2012	0.95%	to	2.40%	22,889,891	15.92	to	15.08	362,380,774	0.68%	17.56%	to	15.83%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	1.50%	to	2.60%	261,321	23.32	to	21.39	5,967,469	0.47%	1.78%	to	0.65%
2015	1.50%	to	2.60%	327,376	22.91	to	21.26	7,363,580	0.36%	3.25%	to	2.10%
2014	1.50%	to	2.60%	383,627	22.19	to	20.82	8,372,551	0.44%	6.93%	to	5.74%
2013	1.50%	to	2.60%	455,761	20.75	to	19.69	9,330,319	0.52%	34.24%	to	32.74%
2012	1.50%	to	2.60%	541,918	15.46	to	14.83	8,285,284	0.41%	16.64%	to	15.34%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016	0.95%	to	1.75%	129,313	14.46	to	13.59	1,843,127	1.82%	0.16%	to	-0.65%
2015	0.95%	to	1.75%	185,260	14.44	to	13.68	2,646,233	1.95%	-4.82%	to	-5.58%
2014	0.95%	to	1.75%	169,031	15.17	to	14.49	2,537,408	3.50%	-9.02%	to	-9.75%
2013	0.95%	to	1.75%	188,729	16.67	to	16.05	3,119,324	1.77%	18.95%	to	17.99%
2012	0.95%	to	2.20%	294,124	14.01	to	13.38	4,099,498	2.75%	18.43%	to	16.93%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	0.95%	to	2.20%	1,064,864	22.01	to	14.01	22,914,163	2.65%	16.77%	to	15.30%
2015	0.95%	to	2.20%	1,274,443	18.85	to	12.15	23,539,407	1.52%	-7.19%	to	-8.36%
2014	0.95%	to	2.20%	1,504,917	20.31	to	13.26	30,002,904	1.66%	8.13%	to	6.77%
2013	0.95%	to	2.20%	1,734,014	18.78	to	12.42	31,894,766	0.00%	34.35%	to	32.66%
2012	0.95%	to	2.20%	1,643,914	13.98	to	9.36	22,623,622	1.21%	17.34%	to	15.85%
NVIT Real Estate Fund - Class I (NVRE1)
2016	0.95%	to	2.60%	4,912,596	14.73	to	12.74	71,352,050	1.93%	6.33%	to	4.57%
2015	0.95%	to	2.60%	5,670,812	13.85	to	12.18	77,589,309	2.57%	-6.26%	to	-7.82%
2014	0.95%	to	2.60%	6,557,623	14.78	to	13.21	95,873,668	2.91%	27.66%	to	25.54%
2013	0.95%	to	2.60%	7,066,545	11.58	to	10.53	81,041,231	1.43%	2.12%	to	0.37%
2012	0.95%	to	2.60%	8,144,479	11.34	to	10.49	91,656,539	1.03%	14.68%	to	12.77%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2016	0.95%	to	1.05%	4,962	10.12	to	10.11	50,208	0.89%	7.74%	to	7.63%
2015	0.95%	to	1.20%	8,193	9.40	to	9.38	76,945	1.99%	-6.04%	to	-6.20%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2016	0.95%	to	1.20%	29,089	10.15	to	10.10	294,233	4.33%	10.33%	to	10.05%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2016	0.95%	to	2.25%	99,178	10.90	to	10.38	1,078,277	2.25%	5.21%	to	3.83%
2015	0.95%	to	1.35%	105,170	10.36	to	10.25	1,087,559	1.09%	-5.78%	to	-6.16%
2014	0.95%	to	1.35%	102,255	11.00	to	10.92	1,123,108	6.46%	0.05%	to	-0.35%
2013	0.95%	to	1.35%	17,065	10.99	to	10.96	187,537	0.04%	9.90%	to	9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2016	1.00%	to	1.35%	21,914	10.87	to	10.73	236,512	2.25%	4.50%	to	4.14%
2015	0.95%	to	1.20%	22,784	10.42	to	10.35	235,952	1.23%	-5.20%	to	-5.44%
2014	1.00%	to	1.20%	20,964	10.98	to	10.95	229,468	2.36%	1.24%	to	1.03%
2013	1.00%	to	1.20%	20,964	10.85	to	10.83	227,113	1.91%	8.48%	to	8.33%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2016	0.95%	to	1.20%	38,405	10.94	to	10.84	418,597	2.11%	5.94%	to	5.67%
2015	0.95%	to	1.20%	28,718	10.33	to	10.26	295,546	1.73%	-4.87%	to	-5.11%
2014	0.95%	to	1.20%	22,298	10.86	to	10.81	241,686	1.40%	0.77%	to	0.51%
2013	1.00%	to	1.20%	11,790	10.77	to	10.76	126,936	2.25%	7.71%	to	7.56%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2016	1.05%	to	1.10%	6,775	10.84	to	10.82	73,367	1.86%	4.60%	to	4.55%
2015	0.95%	to	1.10%	6,535	10.39	to	10.35	67,718	1.37%	-4.16%	to	-4.31%
2014	0.95%	to	1.10%	8,031	10.84	to	10.82	86,987	1.54%	1.48%	to	1.33%
2013	0.95%	to	1.05%	3,087	10.69	to	10.68	32,980	1.79%	6.86%	to	6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2016	0.95%	to	1.95%	188,498	14.72	to	14.18	2,749,234	1.27%	19.73%	to	18.52%
2015	0.95%	to	1.80%	125,081	12.29	to	12.01	1,527,104	1.05%	-5.79%	to	-6.59%
2014	0.95%	to	1.65%	108,080	13.05	to	12.89	1,403,244	0.83%	3.56%	to	2.83%
2013	0.95%	to	1.65%	68,726	12.60	to	12.54	865,343	2.18%	25.99%	to	25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2016	0.95%	to	1.80%	1,146,012	14.49	to	14.04	16,519,661	1.87%	10.34%	to	9.40%
2015	0.95%	to	1.80%	767,070	13.13	to	12.83	10,033,232	1.88%	-0.02%	to	-0.87%
2014	0.95%	to	1.65%	558,765	13.13	to	12.98	7,319,004	2.92%	12.00%	to	11.21%
2013	0.95%	to	1.60%	160,648	11.73	to	11.68	1,881,749	2.51%	17.27%	to	16.75%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.95%	to	2.20%	1,313,650	11.01	to	9.25	14,047,494	0.98%	0.26%	to	-1.00%
2015	0.95%	to	2.20%	1,530,843	10.98	to	9.35	16,370,880	1.29%	-0.77%	to	-2.02%
2014	0.95%	to	2.35%	1,702,995	11.06	to	9.37	18,410,273	1.45%	-0.35%	to	-1.75%
2013	0.95%	to	2.35%	2,364,681	11.10	to	9.54	25,702,062	2.57%	-0.34%	to	-1.75%
2012	0.95%	to	2.35%	1,803,378	11.14	to	9.71	19,676,659	2.89%	3.61%	to	2.14%
Guardian Portfolio - I Class Shares (AMGP)
2016	1.60%	to	1.75%	10,643	27.06	to	18.05	203,618	0.55%	7.00%	to	6.84%
2015	1.60%	to	1.75%	11,362	25.29	to	16.89	204,993	0.68%	-6.49%	to	-6.63%
2014	1.60%	to	1.75%	12,744	27.04	to	18.09	245,173	0.46%	7.28%	to	7.12%
2013	1.60%	to	1.75%	12,897	25.21	to	16.89	231,416	0.83%	36.60%	to	36.39%
2012	1.60%	to	1.75%	13,209	18.45	to	12.39	173,493	0.26%	10.92%	to	10.75%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.95%	to	1.75%	9,311	31.12	to	21.73	226,122	0.00%	2.73%	to	2.57%
2015	1.60%	to	1.75%	8,929	30.30	to	21.19	208,161	0.00%	-0.35%	to	-0.50%
2014	1.60%	to	1.75%	8,785	30.40	to	21.29	206,691	0.00%	5.86%	to	5.70%
2013	1.60%	to	1.75%	13,643	28.72	to	20.15	295,847	0.00%	30.49%	to	30.29%
2012	1.60%	to	1.75%	14,902	22.01	to	15.46	248,502	0.00%	10.61%	to	10.44%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2016	0.95%	to	2.60%	108,803	9.89	to	9.70	1,071,379	0.00%	3.17%	to	1.46%
2015	0.95%	to	2.60%	123,445	9.59	to	9.56	1,182,569	0.00%	-4.14%	to	-4.40%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	1.60%	to	1.75%	2,617	23.63	to	17.48	53,430	0.80%	25.33%	to	25.14%
2015	1.60%	to	1.75%	2,677	18.85	to	13.97	43,707	0.77%	-16.78%	to	-13.35%
2014	1.60%	to	1.75%	2,502	21.72	to	16.12	46,630	0.72%	8.09%	to	7.93%
2013	1.60%	to	1.75%	2,653	20.10	to	14.94	46,229	1.16%	29.04%	to	28.84%
2012	1.60%	to	1.75%	4,405	15.57	to	11.59	55,896	0.45%	14.73%	to	14.55%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.95%	to	1.90%	340,690	23.04	to	20.39	7,739,693	0.68%	8.82%	to	7.78%
2015	0.95%	to	1.95%	416,126	21.17	to	18.81	8,694,835	0.55%	-1.41%	to	-2.40%
2014	0.95%	to	1.90%	509,600	21.47	to	19.38	10,794,836	0.36%	9.33%	to	8.28%
2013	0.95%	to	2.20%	582,312	19.64	to	17.37	11,268,503	0.73%	36.30%	to	34.58%
2012	0.95%	to	2.10%	537,817	14.41	to	13.02	7,663,164	0.23%	9.92%	to	8.64%
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2016	0.95%	to	1.20%	64,050	10.14	to	10.12	649,146	0.55%	1.39%	to	1.22%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2016	1.50%	to	2.60%	45,576	19.94	to	16.92	868,166	0.79%	9.41%	to	8.19%
2015	1.50%	to	2.60%	58,744	18.23	to	15.64	1,022,860	1.13%	-0.09%	to	-1.21%
2014	1.50%	to	2.60%	67,370	18.25	to	15.83	1,176,693	1.09%	7.65%	to	6.45%
2013	1.50%	to	2.60%	74,021	16.95	to	14.87	1,203,601	1.14%	32.57%	to	31.10%
2012	1.50%	to	2.60%	102,976	12.79	to	11.34	1,263,347	1.35%	15.48%	to	14.19%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2016	1.50%	to	2.60%	39,436	19.76	to	16.76	750,695	0.00%	0.82%	to	-0.30%
2015	1.50%	to	2.60%	38,097	19.60	to	16.81	720,217	0.00%	9.19%	to	7.97%
2014	1.50%	to	2.60%	60,218	17.95	to	15.57	1,043,412	0.00%	12.13%	to	10.88%
2013	1.50%	to	2.60%	68,946	16.01	to	14.04	1,067,840	0.00%	34.94%	to	33.44%
2012	1.50%	to	2.60%	85,005	11.86	to	10.52	979,227	0.03%	14.38%	to	13.10%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2016	0.95%	to	2.60%	283,349	19.87	to	26.06	6,052,090	0.34%	23.61%	to	21.56%
2015	0.95%	to	2.60%	287,044	16.07	to	21.44	5,119,879	0.51%	-6.59%	to	-8.15%
2014	0.95%	to	2.60%	317,042	17.20	to	23.34	6,081,556	0.46%	7.91%	to	6.11%
2013	0.95%	to	2.60%	431,348	15.94	to	22.00	7,621,229	0.42%	36.33%	to	34.06%
2012	0.95%	to	2.60%	498,580	11.69	to	16.41	6,446,196	0.29%	17.34%	to	15.38%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.95%	to	2.25%	2,176,556	26.24	to	14.09	53,541,252	2.36%	12.41%	to	10.94%
2015	0.95%	to	2.20%	2,448,116	23.34	to	13.53	53,678,710	2.09%	-6.53%	to	-7.70%
2014	0.95%	to	2.20%	2,789,911	24.97	to	14.65	65,258,239	2.03%	11.43%	to	10.03%
2013	0.95%	to	2.20%	3,010,407	22.41	to	13.32	63,780,641	2.21%	34.53%	to	32.84%
2012	0.95%	to	2.20%	3,486,389	16.65	to	10.03	54,588,819	2.07%	13.65%	to	12.21%
VP Income & Growth Fund - Class II (ACVIG2)
2016	1.50%	to	2.60%	32,344	19.58	to	16.61	594,805	2.13%	11.51%	to	10.26%
2015	1.50%	to	2.60%	30,472	17.56	to	15.06	506,377	1.85%	-7.36%	to	-8.39%
2014	1.50%	to	2.60%	32,813	18.96	to	16.44	592,458	1.69%	10.65%	to	9.41%
2013	1.50%	to	2.60%	71,691	17.13	to	15.03	1,168,018	1.97%	33.45%	to	31.96%
2012	1.50%	to	2.60%	81,372	12.84	to	11.39	999,407	1.82%	12.74%	to	11.47%
VP Inflation Protection Fund - Class II (ACVIP2)
2016	0.95%	to	2.60%	1,904,346	14.26	to	11.34	26,540,590	1.83%	3.40%	to	1.68%
2015	0.95%	to	2.60%	2,016,925	13.80	to	11.15	27,218,378	2.00%	-3.39%	to	-5.00%
2014	0.95%	to	2.60%	2,451,935	14.28	to	11.74	34,294,349	1.28%	2.32%	to	0.61%
2013	0.95%	to	2.60%	3,014,960	13.96	to	11.67	41,310,100	1.64%	-9.35%	to	-10.86%
2012	0.95%	to	2.60%	4,443,914	15.40	to	13.09	67,281,061	2.41%	6.36%	to	4.59%
VP International Fund - Class I (ACVI)
2016	0.95%	to	1.75%	75,002	18.05	to	12.49	1,322,597	1.05%	-6.43%	to	-7.15%
2015	0.95%	to	1.75%	82,447	19.29	to	13.45	1,536,973	0.37%	-0.21%	to	-1.01%
2014	0.95%	to	1.75%	83,742	19.33	to	13.59	1,590,276	1.72%	-6.38%	to	-7.16%
2013	0.95%	to	1.75%	91,893	20.65	to	14.63	1,869,497	1.64%	21.26%	to	20.27%
2012	0.95%	to	1.75%	89,644	17.03	to	12.17	1,506,233	0.91%	20.01%	to	19.04%
VP Mid Cap Value Fund - Class I (ACVMV1)
2016	0.95%	to	2.20%	825,875	24.45	to	21.35	19,860,790	1.70%	21.69%	to	20.16%
2015	0.95%	to	2.20%	729,254	20.09	to	17.77	14,429,721	1.66%	-2.37%	to	-3.60%
2014	0.95%	to	2.20%	903,966	20.58	to	18.43	18,361,036	1.18%	15.32%	to	13.86%
2013	0.95%	to	2.20%	892,688	17.85	to	16.19	15,722,506	1.22%	28.88%	to	27.25%
2012	0.95%	to	2.20%	851,917	13.85	to	12.72	11,680,827	1.99%	15.22%	to	13.76%
VP Ultra(R) Fund - Class I (ACVU1)
2016			1.75%	1,197			18.06	21,612	0.33%			2.62%
2015	1.75%	to	0.00%	1,197	17.59	to	0.00	21,060	0.44%	4.41%	to	0.00%
2014	1.75%	to	0.00%	1,197	16.85	to	0.00	20,170	0.37%	8.07%	to	0.00%
2013	1.75%	to	0.00%	1,197	15.59	to	0.00	18,664	0.52%	34.68%	to	0.00%
2012	1.75%	to	0.00%	1,197	11.58	to	0.00	13,858	0.00%	11.93%	to	0.00%
VP Value Fund - Class I (ACVV)
2016	0.95%	to	1.30%	55,773	36.01	to	36.33	2,050,095	1.72%	19.32%	to	18.92%
2015	0.95%	to	1.30%	61,186	30.18	to	30.55	1,887,125	2.14%	-4.79%	to	-5.15%
2014	0.95%	to	1.30%	66,415	31.77	to	32.21	2,155,674	1.53%	12.01%	to	11.61%
2013	0.95%	to	1.30%	77,138	28.30	to	28.86	2,239,005	1.64%	30.48%	to	30.01%
2012	0.95%	to	1.30%	92,264	21.69	to	22.19	2,056,297	1.92%	13.50%	to	13.04%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2016	0.95%	to	2.20%	142,240	12.03	to	11.63	1,700,367	0.87%	14.11%	to	12.67%
2015	0.95%	to	2.20%	121,436	10.54	to	10.32	1,274,437	0.45%	-3.44%	to	-4.66%
2014	0.95%	to	1.65%	57,261	10.92	to	10.86	624,090	0.00%	9.15%	to	8.64%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.95%	to	2.25%	809,818	31.38	to	25.85	24,708,904	0.91%	24.54%	to	22.91%
2015	0.95%	to	2.25%	892,477	25.20	to	21.04	21,911,224	0.76%	-3.26%	to	-4.53%
2014	0.95%	to	2.20%	1,036,355	26.05	to	22.18	26,360,918	0.60%	4.12%	to	2.81%
2013	0.95%	to	2.25%	1,241,395	25.02	to	21.44	30,398,885	1.10%	39.38%	to	37.55%
2012	0.95%	to	2.25%	1,365,131	17.95	to	15.59	24,024,025	0.44%	14.64%	to	13.13%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.95%	to	2.20%	1,911,699	25.49	to	14.29	45,619,500	1.62%	6.88%	to	5.54%
2015	0.95%	to	2.20%	2,239,783	23.85	to	13.54	50,055,313	1.69%	-3.40%	to	-4.61%
2014	0.95%	to	2.25%	2,602,296	24.69	to	13.93	60,252,738	1.82%	7.06%	to	5.66%
2013	0.95%	to	2.25%	3,076,919	23.06	to	13.19	66,538,642	1.95%	19.95%	to	18.38%
2012	0.95%	to	2.25%	3,631,658	19.22	to	11.14	65,335,071	3.66%	9.38%	to	7.94%
Appreciation Portfolio - Service Shares (DCAPS)
2016	1.50%	to	2.60%	45,726	17.89	to	15.17	764,805	1.38%	6.02%	to	4.84%
2015	1.50%	to	2.60%	54,230	16.87	to	14.47	859,323	1.46%	-4.17%	to	-5.24%
2014	1.50%	to	2.60%	61,065	17.60	to	15.27	1,015,902	1.59%	6.21%	to	5.02%
2013	1.50%	to	2.60%	72,014	16.58	to	14.54	1,134,640	1.70%	19.01%	to	17.68%
2012	1.50%	to	2.60%	88,355	13.93	to	12.35	1,180,325	3.20%	8.48%	to	7.27%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2016	0.95%	to	1.40%	1,714	19.80	to	18.48	32,470	0.00%	15.96%	to	15.44%
2015	0.95%	to	1.40%	1,648	17.07	to	16.01	26,995	0.00%	-3.21%	to	-3.65%
2014	0.95%	to	1.10%	697	17.64	to	17.29	12,118	0.00%	0.63%	to	0.48%
2013	0.95%	to	1.55%	2,139	17.53	to	16.28	35,684	0.00%	47.14%	to	46.25%
2012	0.95%	to	1.55%	2,740	11.91	to	11.13	31,378	0.00%	19.42%	to	18.69%
International Value Portfolio - Initial Shares (DVIV)
2016	1.10%	to	1.15%	122	14.71	to	14.60	1,787	1.95%	-2.53%	to	-2.58%
2015	1.10%	to	1.15%	122	15.09	to	14.98	1,834	3.32%	-3.79%	to	-3.84%
2014	0.95%	to	1.40%	342	16.00	to	15.07	5,270	1.79%	-10.18%	to	-10.59%
2013	0.95%	to	1.40%	536	17.82	to	16.86	9,342	2.32%	21.83%	to	21.27%
2012	0.95%	to	1.40%	4,058	14.62	to	13.90	59,124	3.45%	11.59%	to	11.09%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2016	1.50%	to	2.60%	16,860	10.81	to	9.17	171,926	1.53%	-5.91%	to	-6.96%
2015	1.50%	to	2.60%	18,951	11.49	to	9.85	205,561	1.53%	-7.84%	to	-8.87%
2014	1.50%	to	2.60%	19,014	12.47	to	10.81	224,746	1.83%	-2.81%	to	-3.90%
2013	1.50%	to	2.60%	21,807	12.83	to	11.25	266,679	0.80%	14.37%	to	13.10%
2012	1.50%	to	2.60%	30,241	11.21	to	9.95	325,343	0.26%	8.37%	to	7.16%
High Income Bond Fund II - Service Shares (FHIBS)
2016	1.50%	to	2.60%	53,752	22.90	to	19.42	1,168,562	6.23%	12.82%	to	11.56%
2015	1.50%	to	2.60%	79,104	20.30	to	17.41	1,519,361	5.30%	-4.18%	to	-5.25%
2014	1.50%	to	2.60%	86,163	21.19	to	18.38	1,736,607	6.01%	0.88%	to	-0.24%
2013	1.50%	to	2.60%	97,338	21.00	to	18.42	1,951,238	6.86%	5.13%	to	3.95%
2012	1.50%	to	2.60%	113,545	19.98	to	17.72	2,178,864	7.11%	12.59%	to	11.33%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.95%	to	2.25%	3,339,797	19.36	to	15.89	62,481,243	3.69%	2.84%	to	1.49%
2015	0.95%	to	2.25%	3,802,568	18.82	to	15.65	69,280,984	3.90%	-1.20%	to	-2.49%
2014	0.95%	to	2.25%	4,354,125	19.05	to	16.05	80,390,966	3.85%	2.81%	to	1.46%
2013	0.95%	to	2.25%	4,981,035	18.53	to	15.82	89,634,995	4.37%	0.08%	to	-1.24%
2012	0.95%	to	2.25%	5,823,950	18.52	to	16.02	104,920,544	4.21%	8.68%	to	7.25%
Quality Bond Fund II - Service Shares (FQBS)
2016	1.50%	to	2.60%	164,285	14.85	to	12.59	2,309,195	3.35%	1.98%	to	0.85%
2015	1.50%	to	2.60%	191,517	14.56	to	12.49	2,646,387	3.59%	-1.93%	to	-3.03%
2014	1.50%	to	2.60%	218,149	14.84	to	12.88	3,092,039	3.64%	1.96%	to	0.82%
2013	1.50%	to	2.60%	259,067	14.56	to	12.77	3,614,276	4.09%	-0.76%	to	-1.87%
2012	1.50%	to	2.60%	284,778	14.67	to	13.01	4,020,956	3.90%	7.80%	to	6.59%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2016	1.50%	to	2.60%	13,418	22.28	to	18.90	278,654	0.85%	7.64%	to	6.44%
2015	1.50%	to	2.60%	17,974	20.70	to	17.76	350,518	0.83%	-4.64%	to	-5.71%
2014	1.50%	to	2.60%	21,779	21.71	to	18.83	448,550	0.70%	4.92%	to	3.74%
2013	1.50%	to	2.60%	34,351	20.69	to	18.15	679,463	0.65%	28.23%	to	26.80%
2012	1.50%	to	2.60%	42,219	16.14	to	14.31	656,663	0.33%	25.15%	to	23.75%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	0.95%	to	1.35%	84,218	10.46	to	10.43	880,135	2.44%	4.60%	to	4.32%	****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2016	0.95%	to	1.30%	351,906	36.96	to	34.10	12,620,741	0.71%	6.89%	to	6.50%
2015	0.95%	to	1.30%	392,729	34.58	to	32.02	13,201,749	0.92%	-0.40%	to	-0.74%
2014	0.95%	to	1.30%	429,643	34.72	to	32.26	14,526,741	0.85%	10.75%	to	10.37%
2013	0.95%	to	1.35%	465,436	31.35	to	29.45	14,229,522	0.97%	29.90%	to	29.38%
2012	0.95%	to	1.35%	507,700	24.13	to	22.76	11,968,609	1.26%	15.20%	to	-14.72%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2016	0.95%	to	2.05%	1,298,045	11.35	to	10.07	14,490,532	0.54%	32.24%	to	30.78%
2015	0.95%	to	2.05%	1,108,475	8.58	to	7.70	9,394,370	0.91%	-21.50%	to	-22.38%
2014	0.95%	to	2.05%	1,251,643	10.93	to	9.92	13,535,715	0.60%	-13.59%	to	-14.56%
2013	0.95%	to	2.05%	1,355,265	12.65	to	11.61	17,002,586	0.67%	22.97%	to	21.60%
2012	0.95%	to	2.20%	1,612,415	10.29	to	9.45	16,496,248	0.67%	3.74%	to	2.42%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.95%	to	2.20%	7,244,248	25.96	to	16.15	185,259,014	2.15%	16.79%	to	15.32%
2015	0.95%	to	2.20%	8,247,677	22.23	to	14.00	180,836,026	2.96%	-5.00%	to	-6.20%
2014	0.95%	to	2.25%	9,377,426	23.40	to	16.56	216,789,547	2.64%	7.61%	to	6.20%
2013	0.95%	to	2.25%	10,635,351	21.75	to	15.60	228,824,899	2.33%	26.80%	to	25.13%
2012	0.95%	to	2.25%	12,322,376	17.15	to	12.46	209,206,883	2.88%	16.07%	to	14.55%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	1.50%	to	2.60%	197,716	19.30	to	16.37	3,639,873	2.03%	15.95%	to	14.66%
2015	1.50%	to	2.60%	242,717	16.65	to	14.28	3,867,429	2.83%	-5.67%	to	-6.73%
2014	1.50%	to	2.60%	277,879	17.65	to	15.31	4,710,320	2.53%	6.85%	to	5.66%
2013	1.50%	to	2.60%	317,752	16.52	to	14.49	5,053,731	2.19%	25.91%	to	24.51%
2012	1.50%	to	2.60%	368,868	13.12	to	11.64	4,675,223	2.73%	15.30%	to	14.01%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2016	0.95%	to	1.95%	537,118	15.09	to	13.54	7,956,657	1.35%	4.28%	to	3.23%
2015	0.95%	to	1.95%	569,772	14.47	to	13.12	8,107,848	1.54%	-1.26%	to	-2.26%
2014	0.95%	to	1.95%	663,828	14.66	to	13.42	9,586,214	1.45%	3.36%	to	2.31%
2013	0.95%	to	1.95%	760,965	14.18	to	13.12	10,654,276	1.56%	12.32%	to	11.18%
2012	0.95%	to	1.80%	805,672	12.63	to	11.92	10,064,363	1.67%	10.62%	to	9.67%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2016	0.95%	to	1.65%	781,626	15.05	to	13.96	11,582,731	1.46%	5.04%	to	4.30%
2015	0.95%	to	1.85%	820,828	14.33	to	13.12	11,589,360	1.67%	-1.31%	to	-2.21%
2014	0.95%	to	1.85%	877,056	14.52	to	13.42	12,566,546	1.57%	3.67%	to	2.73%
2013	0.95%	to	1.85%	889,747	14.01	to	13.06	12,324,633	1.81%	14.85%	to	13.81%
2012	0.95%	to	1.95%	836,539	12.20	to	11.40	10,106,278	2.05%	12.11%	to	10.98%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2016	0.95%	to	2.05%	462,711	15.34	to	13.62	6,979,830	1.31%	5.51%	to	4.34%
2015	0.95%	to	2.05%	491,009	14.54	to	13.05	7,040,849	1.54%	-1.28%	to	-2.38%
2014	0.95%	to	2.05%	561,359	14.73	to	13.37	8,163,977	1.49%	3.87%	to	2.71%
2013	0.95%	to	1.80%	582,494	14.18	to	13.27	8,172,824	1.74%	20.34%	to	19.31%
2012	0.95%	to	1.80%	569,456	11.78	to	11.12	6,650,619	1.97%	14.38%	to	13.40%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.95%	to	1.55%	36,647	11.29	to	11.24	413,219	4.39%	12.89%	to	12.43%	****
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2016	0.95%	to	1.30%	50,374	19.68	to	17.88	926,496	0.22%	-0.71%	to	-1.05%
2015	0.95%	to	1.30%	60,656	19.82	to	18.07	1,124,906	0.06%	4.48%	to	4.09%
2014	0.95%	to	1.30%	62,685	18.97	to	17.36	1,114,397	0.11%	11.00%	to	10.64%
2013	0.95%	to	1.30%	73,114	17.09	to	15.69	1,172,662	0.19%	36.50%	to	35.99%
2012	0.95%	to	1.30%	83,048	12.52	to	11.53	977,697	0.34%	18.34%	to	17.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth Portfolio - Service Class (FGS)
2016	0.95%	to	2.25%	6,033,833	25.21	to	10.53	143,259,482	0.00%	-0.24%	to	-1.55%
2015	0.95%	to	2.20%	7,150,108	25.27	to	13.45	170,318,963	0.16%	6.04%	to	4.70%
2014	0.95%	to	2.20%	7,796,816	23.83	to	12.84	174,901,353	0.09%	10.13%	to	8.74%
2013	0.95%	to	2.20%	8,522,611	21.64	to	11.81	174,182,549	0.19%	34.91%	to	33.21%
2012	0.95%	to	2.20%	9,695,757	16.04	to	8.87	147,152,178	0.47%	13.45%	to	12.02%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	1.50%	to	2.60%	112,937	18.16	to	15.40	1,952,646	0.00%	-0.95%	to	-2.06%
2015	1.50%	to	2.60%	137,756	18.34	to	15.73	2,421,026	0.03%	5.30%	to	4.12%
2014	1.50%	to	2.60%	150,437	17.42	to	15.11	2,518,512	0.00%	9.35%	to	8.13%
2013	1.50%	to	2.60%	174,860	15.93	to	13.97	2,672,773	0.05%	33.96%	to	32.47%
2012	1.50%	to	2.60%	189,748	11.89	to	10.55	2,176,630	0.33%	12.68%	to	11.42%
VIP High Income Portfolio - Service Class (FHIS)
2016	0.95%	to	2.20%	3,382,223	17.18	to	13.01	59,057,775	4.73%	13.29%	to	11.86%
2015	0.95%	to	2.20%	3,163,780	15.17	to	11.63	48,666,512	6.38%	-4.65%	to	-5.87%
2014	0.95%	to	2.20%	2,134,772	15.91	to	12.35	34,429,561	5.41%	0.11%	to	-1.15%
2013	0.95%	to	2.20%	2,423,871	15.89	to	12.50	39,104,663	5.44%	4.87%	to	3.54%
2012	0.95%	to	2.20%	2,889,322	15.15	to	12.07	44,514,658	5.45%	13.11%	to	11.68%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2016	0.95%	to	2.20%	2,213,017	15.27	to	12.84	33,024,163	2.28%	3.64%	to	2.33%
2015	0.95%	to	2.10%	2,361,146	14.74	to	12.71	34,049,410	2.40%	-1.65%	to	-2.79%
2014	0.95%	to	1.85%	2,667,673	15.61	to	13.47	39,225,197	2.07%	4.75%	to	3.80%
2013	0.95%	to	2.20%	3,020,099	14.31	to	12.49	42,470,243	2.06%	-2.82%	to	-4.05%
2012	0.95%	to	2.20%	3,975,975	14.72	to	13.02	57,606,006	2.14%	4.76%	to	3.44%
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.95%	to	2.25%	1,351,989	18.48	to	16.05	24,563,941	0.40%	11.05%	to	9.60%
2015	0.95%	to	2.20%	1,661,426	16.64	to	14.72	27,218,242	0.37%	-2.44%	to	-3.67%
2014	0.95%	to	2.20%	1,970,607	22.60	to	15.28	33,155,493	0.15%	5.19%	to	3.86%
2013	0.95%	to	2.20%	2,291,393	16.22	to	14.71	36,702,772	0.39%	34.77%	to	33.07%
2012	0.95%	to	2.20%	2,847,168	16.07	to	11.06	33,890,768	0.48%	13.66%	to	12.22%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2016	1.50%	to	2.60%	102,792	32.15	to	27.26	3,134,229	0.29%	10.25%	to	9.02%
2015	1.50%	to	2.60%	133,175	29.16	to	25.01	3,697,517	0.24%	-3.10%	to	-4.19%
2014	1.50%	to	2.60%	159,648	30.09	to	26.10	4,596,858	0.02%	4.44%	to	3.27%
2013	1.50%	to	2.60%	185,686	28.81	to	25.27	5,132,066	0.27%	33.83%	to	32.34%
2012	1.50%	to	2.60%	225,619	21.53	to	19.10	4,685,563	0.38%	12.84%	to	11.58%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.95%	to	2.20%	1,555,550	16.90	to	11.37	26,221,420	1.29%	-6.02%	to	-7.20%
2015	0.95%	to	2.20%	1,774,756	17.98	to	12.25	31,896,185	1.54%	2.51%	to	1.21%
2014	0.95%	to	2.20%	745,111	17.54	to	12.10	13,047,672	1.17%	-9.03%	to	-10.18%
2013	0.95%	to	2.20%	847,048	19.28	to	13.48	16,317,408	1.25%	29.14%	to	27.51%
2012	0.95%	to	2.20%	979,779	14.93	to	10.57	14,631,223	1.78%	19.39%	to	17.88%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	1.50%	to	2.60%	135,568	8.72	to	8.56	1,176,260	1.13%	-6.69%	to	-7.72%
2015	1.50%	to	2.60%	171,574	9.35	to	9.28	1,600,555	1.03%	-6.52%	to	-7.22%	****
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.95%	to	2.05%	341,226	24.57	to	20.86	8,172,924	0.97%	8.44%	to	7.24%
2015	0.95%	to	2.05%	403,370	22.66	to	19.45	8,930,796	0.97%	-3.98%	to	-5.04%
2014	0.95%	to	2.20%	490,540	23.60	to	20.09	11,299,592	0.84%	5.68%	to	4.35%
2013	0.95%	to	2.20%	579,506	22.33	to	19.25	12,648,432	0.79%	29.21%	to	27.58%
2012	0.95%	to	2.05%	680,153	17.28	to	15.34	11,549,104	0.50%	25.89%	to	24.49%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2016	0.95%	to	1.35%	12,607	11.44	to	11.23	143,584	0.25%	3.35%	to	2.93%
2015	0.95%	to	1.35%	17,128	11.07	to	10.91	188,635	0.07%	-6.71%	to	-7.09%
2014	0.95%	to	1.35%	19,341	11.87	to	11.74	228,557	0.04%	2.96%	to	2.54%
2013	0.95%	to	1.35%	16,917	11.53	to	11.45	194,340	0.06%	12.49%	to	12.03%
2012	0.95%	to	1.35%	212	10.25	to	10.22	2,167	0.00%	2.47%	to	2.19%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
International Growth Fund/VA- Service Shares (OVIGS)
2016	0.95%	to	1.65%	130,673	8.91	to	8.74	1,161,952	0.81%	-3.64%	to	-4.32%
2015	0.95%	to	1.65%	71,796	9.25	to	9.14	662,918	1.26%	2.13%	to	1.40%
2014	0.95%	to	1.65%	54,549	9.06	to	9.01	493,094	0.43%	-9.45%	to	-9.87%	****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2016	0.95%	to	1.35%	131,688	24.55	to	25.03	3,412,678	0.40%	-3.13%	to	-3.51%
2015	0.95%	to	1.35%	135,226	25.34	to	25.94	3,621,293	0.09%	2.55%	to	2.17%
2014	0.95%	to	1.35%	133,056	24.71	to	25.39	3,478,011	0.44%	14.35%	to	0.00%
2013	0.95%	to	1.35%	145,166	21.61	to	22.31	3,322,094	0.99%	28.51%	to	27.99%
2012	0.95%	to	1.35%	156,559	16.82	to	17.43	2,791,859	0.66%	13.03%	to	-12.60%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.95%	to	2.60%	4,719,143	19.96	to	15.09	91,043,133	1.06%	-0.87%	to	-2.51%
2015	0.95%	to	2.60%	5,538,496	20.14	to	15.48	107,992,018	1.31%	2.97%	to	1.24%
2014	0.95%	to	2.60%	6,168,087	19.56	to	15.29	117,074,386	1.38%	1.32%	to	-0.37%
2013	0.95%	to	2.40%	2,608,469	19.31	to	15.78	49,006,436	1.39%	26.13%	to	24.25%
2012	0.95%	to	2.40%	3,050,182	22.92	to	12.70	45,550,676	2.16%	20.11%	to	18.35%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	1.50%	to	2.35%	37,316	21.44	to	18.88	756,880	0.78%	-1.65%	to	-2.50%
2015	1.50%	to	2.35%	57,832	21.80	to	19.37	1,200,945	1.07%	2.12%	to	1.24%
2014	1.50%	to	2.35%	61,526	21.35	to	19.13	1,256,946	0.89%	0.53%	to	-0.34%
2013	1.50%	to	2.60%	73,423	21.24	to	18.63	1,498,522	1.22%	25.09%	to	23.69%
2012	1.50%	to	2.60%	85,619	16.98	to	15.06	1,402,134	1.90%	19.13%	to	17.80%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	0.95%	to	2.20%	3,627,509	23.09	to	15.59	86,866,107	1.11%	10.56%	to	9.17%
2015	0.95%	to	2.20%	4,010,056	20.88	to	14.28	86,928,151	0.93%	2.35%	to	1.06%
2014	0.95%	to	2.20%	4,629,367	20.40	to	14.13	98,161,966	0.83%	9.65%	to	8.27%
2013	0.95%	to	2.25%	5,261,993	18.61	to	12.12	101,913,976	1.15%	30.52%	to	28.81%
2012	0.95%	to	2.25%	6,117,718	14.26	to	9.41	90,848,370	0.98%	15.76%	to	14.24%
Main Street Fund(R)/VA - Service Class (OVGIS)
2016	1.50%	to	2.60%	97,674	20.00	to	16.96	1,886,355	0.85%	9.63%	to	8.41%
2015	1.50%	to	2.60%	105,613	18.24	to	15.64	1,868,553	0.65%	1.56%	to	0.43%
2014	1.50%	to	2.60%	149,873	17.96	to	15.58	2,621,809	0.57%	8.74%	to	7.53%
2013	1.50%	to	2.60%	166,445	16.52	to	14.49	2,676,545	0.86%	29.47%	to	28.02%
2012	1.50%	to	2.60%	197,383	12.76	to	11.32	2,448,732	0.66%	14.86%	to	13.57%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.95%	to	2.20%	500,247	19.18	to	16.75	9,432,896	0.51%	16.93%	to	15.46%
2015	0.95%	to	2.20%	567,437	16.40	to	14.51	9,153,753	0.90%	-6.79%	to	-7.97%
2014	0.95%	to	1.85%	656,479	17.60	to	16.26	11,378,849	0.91%	10.87%	to	9.86%
2013	0.95%	to	1.85%	693,994	15.87	to	14.80	10,863,061	0.85%	39.68%	to	38.41%
2012	0.95%	to	1.85%	1,043,075	11.36	to	10.69	11,787,120	0.43%	16.86%	to	15.80%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	0.95%	to	2.25%	2,100,619	21.26	to	7.73	48,032,799	0.00%	1.36%	to	0.04%
2015	0.95%	to	2.20%	2,385,519	20.98	to	14.21	53,921,063	0.00%	5.59%	to	4.26%
2014	0.95%	to	2.20%	2,660,881	22.93	to	13.63	57,039,433	0.00%	4.78%	to	3.46%
2013	0.95%	to	2.25%	3,051,357	18.96	to	7.17	62,518,687	0.01%	34.69%	to	32.93%
2012	0.95%	to	2.25%	3,506,895	14.08	to	5.39	53,390,563	0.00%	15.34%	to	13.82%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.95%	to	2.20%	388,269	10.46	to	9.92	4,030,567	4.78%	5.52%	to	4.20%
2015	0.95%	to	2.20%	437,449	9.91	to	9.52	4,313,271	6.26%	-3.19%	to	-4.41%
2014	0.95%	to	2.20%	474,125	10.24	to	9.96	4,834,025	4.34%	1.86%	to	0.58%
2013	0.95%	to	2.20%	466,186	10.05	to	9.90	4,676,428	5.83%	-1.08%	to	-2.33%
2012	0.95%	to	1.75%	125,636	10.16	to	10.15	1,276,369	0.00%	1.62%	to	1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2016	1.50%	to	2.60%	99,842	17.81	to	15.10	1,708,139	4.61%	4.68%	to	3.51%
2015	1.50%	to	2.60%	124,990	17.01	to	14.59	2,045,017	5.45%	-3.95%	to	-5.03%
2014	1.50%	to	2.60%	161,421	17.71	to	15.36	2,759,698	3.90%	0.95%	to	-0.17%
2013	1.50%	to	2.60%	178,348	17.55	to	15.39	3,027,647	4.65%	-1.86%	to	-2.96%
2012	1.50%	to	2.60%	199,380	17.88	to	15.86	3,458,755	5.83%	11.45%	to	10.20%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
All Asset Portfolio - Advisor Class (PMVAAD)
2016	0.95%	to	1.60%	469,743	10.57	to	10.25	4,937,262	2.49%	11.84%	to	11.10%
2015	0.95%	to	1.95%	506,374	9.45	to	9.11	4,761,861	3.14%	-10.05%	to	-10.96%
2014	0.95%	to	1.95%	569,310	10.51	to	10.23	5,959,274	5.25%	-0.50%	to	-1.50%
2013	0.95%	to	1.95%	522,258	10.56	to	10.38	5,501,980	4.99%	-0.84%	to	-1.84%
2012	0.95%	to	2.10%	345,476	10.65	to	10.57	3,675,070	5.57%	6.50%	to	5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.95%	to	1.65%	187,924	11.39	to	10.78	2,117,245	1.12%	1.93%	to	1.21%
2015	0.95%	to	1.65%	198,637	11.17	to	10.65	2,194,419	1.41%	-8.06%	to	-8.71%
2014	0.95%	to	1.65%	340,373	12.15	to	11.67	4,085,370	2.00%	-0.65%	to	-1.35%
2013	0.95%	to	1.65%	423,279	12.23	to	11.83	5,126,025	1.67%	-7.45%	to	-8.11%
2012	0.95%	to	1.85%	586,111	13.21	to	12.78	7,693,194	5.33%	4.23%	to	3.28%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.95%	to	2.05%	2,312,527	11.77	to	10.81	26,836,011	1.37%	0.35%	to	-0.77%
2015	0.95%	to	2.20%	3,154,650	11.73	to	10.78	36,550,691	3.55%	-0.74%	to	-2.00%
2014	0.95%	to	2.20%	2,805,641	11.82	to	11.00	32,790,936	1.02%	-0.21%	to	-1.47%
2013	0.95%	to	2.20%	3,315,426	11.84	to	11.16	38,898,969	1.37%	-1.18%	to	-2.43%
2012	0.95%	to	2.20%	3,531,011	11.98	to	11.44	42,000,403	1.80%	4.74%	to	3.42%
Real Return Portfolio - Administrative Class (PMVRRA)
2016	0.95%	to	1.30%	60,331	14.14	to	13.62	838,642	2.31%	4.20%	to	3.81%
2015	0.95%	to	1.30%	61,922	13.57	to	13.12	827,454	4.00%	-3.62%	to	-3.95%
2014	0.95%	to	1.30%	60,865	14.08	to	13.66	845,404	1.42%	2.10%	to	1.78%
2013	0.95%	to	1.30%	67,335	13.79	to	13.42	917,457	1.62%	-10.08%	to	-10.40%
2012	0.95%	to	1.30%	79,167	15.33	to	14.98	1,201,582	1.05%	-7.73%	to	-7.31%
Total Return Portfolio - Administrative Class (PMVTRA)
2016	0.95%	to	1.30%	84,787	15.84	to	15.26	1,321,164	2.08%	1.67%	to	1.33%
2015	0.95%	to	1.30%	85,220	15.58	to	15.06	1,307,684	4.88%	-0.51%	to	-0.86%
2014	0.95%	to	1.30%	92,939	15.66	to	15.19	1,435,512	2.17%	3.30%	to	2.91%
2013	0.95%	to	1.30%	103,230	15.16	to	14.76	1,546,318	2.14%	-2.89%	to	-3.23%
2012	0.95%	to	1.30%	184,087	15.61	to	15.25	2,846,766	2.57%	-8.55%	to	-8.16%
Total Return Portfolio - Advisor Class (PMVTRD)
2016	0.95%	to	1.75%	1,141,268	10.99	to	10.50	12,455,177	1.98%	1.61%	to	0.79%
2015	0.95%	to	1.75%	1,196,231	10.82	to	10.42	12,859,723	4.62%	-0.62%	to	-1.42%
2014	0.95%	to	1.75%	1,262,722	10.89	to	10.57	13,678,875	2.02%	3.18%	to	2.34%
2013	0.95%	to	2.20%	1,666,977	10.55	to	10.20	17,516,266	2.11%	-2.98%	to	-4.21%
2012	0.95%	to	2.20%	1,553,315	10.88	to	10.65	16,852,755	2.46%	8.46%	to	7.09%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	0.95%	to	1.55%	91,775	10.55	to	10.38	965,142	5.19%	12.14%	to	11.46%
2015	0.95%	to	1.35%	37,557	9.40	to	9.34	352,624	5.28%	-3.29%	to	-3.68%
2014	0.95%	to	1.35%	15,712	9.72	to	9.70	152,585	3.07%	-2.76%	to	-3.02%	****
VT International Equity Fund: Class IB (PVTIGB)
2016			0.95%	2,473			9.86	24,377	0.00%			-1.43%	****
VI American Franchise Fund - Series II Shares (ACEG2)
2016	0.95%	to	2.60%	101,117	15.04	to	15.07	1,665,854	0.00%	1.05%	to	-0.63%
2015	0.95%	to	2.60%	140,003	14.88	to	15.16	2,255,818	0.00%	3.76%	to	2.03%
2014	0.95%	to	2.60%	142,833	14.34	to	14.86	2,246,259	0.00%	7.14%	to	5.36%
2013	0.95%	to	2.60%	228,562	13.39	to	14.10	3,279,415	0.22%	38.47%	to	36.16%
2012	0.95%	to	2.60%	188,672	9.67	to	10.36	2,031,028	0.00%	-3.31%	to	10.44%	****
VI Comstock Fund - Series II Shares (ACC2)
2016	1.50%	to	2.60%	165,817	21.28	to	18.05	3,363,738	1.22%	15.24%	to	13.95%
2015	1.50%	to	2.60%	209,478	18.46	to	15.84	3,699,206	1.60%	-7.60%	to	-8.63%
2014	1.50%	to	2.60%	264,718	19.98	to	17.33	5,081,741	1.04%	7.46%	to	6.26%
2013	1.50%	to	2.60%	343,323	18.59	to	16.31	6,163,839	1.43%	33.62%	to	32.13%
2012	1.50%	to	2.60%	412,036	13.92	to	12.34	5,548,327	1.42%	17.14%	to	15.83%
VI American Franchise Fund - Series I Shares (ACEG)
2016	0.95%	to	1.30%	1,464	15.22	to	14.97	22,051	0.00%	1.30%	to	0.94%
2015	0.95%	to	1.30%	1,478	15.02	to	14.83	22,028	0.00%	4.01%	to	3.64%
2014	0.95%	to	1.30%	1,817	14.44	to	14.31	26,109	0.03%	7.41%	to	7.03%
2013	0.95%	to	1.40%	4,408	13.45	to	13.34	59,050	0.44%	38.81%	to	38.18%
2012	0.95%	to	1.40%	4,630	9.69	to	9.66	44,799	0.00%	-3.13%	to	-3.43%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI Core Equity Fund - Series I Shares (AVGI)
2016	1.10%	to	1.55%	144	20.80	to	19.41	2,886	0.76%	9.05%	to	8.56%
2015	0.95%	to	1.55%	157	19.48	to	17.88	2,906	0.98%	-6.67%	to	-7.23%
2014	0.95%	to	1.55%	986	20.88	to	19.28	19,891	0.70%	7.12%	to	6.47%
2013	0.95%	to	1.55%	3,228	19.49	to	18.10	59,276	1.29%	28.02%	to	27.25%
2012	0.95%	to	1.55%	4,438	15.22	to	14.23	64,665	0.74%	12.80%	to	12.11%
VI Core Equity Fund - Series II Shares (AVCE2)
2016	1.50%	to	2.50%	33,768	15.88	to	14.24	511,945	0.51%	8.37%	to	7.28%
2015	1.50%	to	2.50%	34,516	14.65	to	13.27	485,161	0.91%	-7.41%	to	-8.35%
2014	1.50%	to	2.50%	36,293	15.83	to	14.48	553,146	0.63%	6.23%	to	5.15%
2013	1.50%	to	2.50%	42,811	14.90	to	13.78	616,753	1.26%	27.00%	to	25.71%
2012	1.50%	to	2.50%	51,171	11.73	to	10.96	584,210	0.84%	11.91%	to	10.77%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2016	0.95%	to	1.70%	20,133	15.07	to	14.44	298,616	2.07%	14.03%	to	13.17%
2015	0.95%	to	1.70%	18,079	13.22	to	12.76	235,344	2.41%	-3.22%	to	-3.95%
2014	0.95%	to	1.70%	25,674	13.66	to	13.28	347,063	1.80%	8.00%	to	7.18%
2013	0.95%	to	1.70%	25,948	12.65	to	12.39	325,654	1.77%	23.99%	to	23.06%
2012	0.95%	to	1.55%	23,707	10.20	to	10.10	241,404	1.84%	11.50%	to	10.83%
VI Global Health Care Fund - Series I Shares (IVHS)
2016	0.95%	to	1.20%	16,171	20.06	to	19.53	318,961	0.00%	-12.29%	to	-12.54%
2015	0.95%	to	1.20%	19,240	22.87	to	22.33	433,522	0.00%	2.19%	to	1.96%
2014	0.95%	to	1.20%	20,201	22.38	to	21.90	446,575	0.00%	18.54%	to	18.19%
2013	0.95%	to	1.20%	16,890	18.88	to	18.53	315,457	0.75%	39.21%	to	38.86%
2012	0.95%	to	1.25%	13,126	13.57	to	13.30	176,151	0.00%	19.77%	to	19.39%
VI Global Real Estate Fund - Series I Shares (IVRE)
2016	0.95%	to	1.30%	17,134	13.40	to	12.90	225,224	1.63%	1.13%	to	0.70%
2015	0.95%	to	1.30%	18,254	13.25	to	12.81	237,992	3.21%	-2.43%	to	-2.81%
2014	0.95%	to	1.30%	22,119	13.58	to	13.18	296,027	1.62%	13.55%	to	13.13%
2013	0.95%	to	1.30%	23,003	11.96	to	11.65	271,759	3.07%	1.74%	to	1.38%
2012	0.95%	to	1.30%	32,559	11.76	to	11.49	378,685	0.57%	26.86%	to	26.40%
Diversified Stock Fund Class A Shares (VYDS)
2016	0.95%	to	1.60%	141,456	18.77	to	16.64	2,556,222	1.00%	2.91%	to	2.24%
2015	0.95%	to	1.60%	156,255	18.24	to	16.28	2,751,608	0.57%	-4.03%	to	-4.66%
2014	0.95%	to	1.65%	180,037	19.01	to	16.94	3,311,651	0.88%	9.15%	to	8.38%
2013	0.95%	to	1.65%	223,117	17.41	to	15.63	3,768,623	0.62%	32.66%	to	31.72%
2012	0.95%	to	1.65%	248,424	13.13	to	11.87	3,167,471	0.95%	15.17%	to	14.36%
Micro-Cap Portfolio - Investment Class (ROCMC)
2016	0.95%	to	1.25%	31,418	14.02	to	13.58	432,242	0.69%	18.61%	to	18.29%
2015	0.95%	to	1.25%	34,306	11.82	to	11.48	398,801	0.00%	-13.28%	to	-13.55%
2014	0.95%	to	1.25%	41,683	13.63	to	13.28	559,848	0.00%	-4.50%	to	-4.80%
2013	0.95%	to	1.25%	50,157	14.28	to	13.95	706,555	0.45%	19.84%	to	19.47%
2012	0.95%	to	1.25%	67,539	11.91	to	11.68	795,615	0.00%	6.53%	to	6.28%
Variable Fund - Multi-Hedge Strategies (RVARS)
2016	0.95%	to	1.65%	121,608	10.24	to	9.98	1,238,068	0.10%	-1.43%	to	-2.12%
2015	0.95%	to	1.55%	112,925	10.39	to	10.22	1,168,905	0.55%	0.88%	to	0.27%
2014	0.95%	to	1.50%	52,064	10.30	to	10.20	534,409	0.00%	3.67%	to	3.09%
2013	0.95%	to	1.35%	23,432	9.93	to	9.91	232,386	0.00%	-0.68%	to	-0.95%	****
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2016	0.95%	to	1.25%	19,344	13.23	to	12.81	251,590	2.76%	9.34%	to	8.93%
2015	1.10%	to	1.15%	16,177	11.93	to	11.87	192,619	3.44%	-1.73%	to	-1.82%
2014	1.10%	to	1.30%	20,950	12.14	to	11.93	253,773	0.00%	3.85%	to	3.65%
2013	1.10%	to	1.30%	19,296	11.69	to	11.51	225,180	0.00%	17.97%	to	17.73%
2012	1.10%	to	1.30%	17,262	9.91	to	9.78	170,809	0.00%	15.23%	to	15.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2016	0.95%	to	1.30%	8,956	15.96	to	15.38	140,796	0.50%	7.62%	to	7.25%
2015	0.95%	to	1.30%	11,328	14.83	to	14.34	165,874	1.18%	-1.07%	to	-1.38%
2014	1.10%	to	1.30%	10,981	14.79	to	14.54	162,270	0.00%	11.79%	to	11.59%
2013	1.10%	to	1.30%	11,982	13.23	to	13.03	158,422	0.00%	29.08%	to	28.82%
2012	1.10%	to	1.30%	12,558	10.25	to	10.12	128,481	0.00%	14.53%	to	14.35%
Series N (Managed Asset Allocation Series) (SBLN)
2016	0.95%	to	1.30%	35,383	16.15	to	15.56	562,690	1.29%	7.02%	to	6.65%
2015	1.10%	to	1.30%	16,970	14.88	to	14.59	252,068	1.10%	-1.00%	to	-1.22%
2014	0.95%	to	1.30%	19,429	15.22	to	14.77	291,534	0.00%	5.69%	to	5.35%
2013	0.95%	to	1.30%	19,651	14.40	to	14.02	279,378	0.00%	13.24%	to	12.84%
2012	0.95%	to	1.30%	14,756	12.72	to	12.43	185,513	0.00%	12.02%	to	11.64%
Series O (All Cap Value Series) (SBLO)
2016	0.95%	to	1.15%	12,930	18.80	to	18.40	239,826	1.52%	21.53%	to	21.29%
2015	0.95%	to	1.15%	12,764	15.47	to	15.17	195,074	1.01%	-5.61%	to	-5.78%
2014	0.95%	to	1.20%	22,526	16.39	to	16.03	364,018	0.00%	6.64%	to	6.30%
2013	0.95%	to	1.20%	23,292	15.37	to	15.08	353,805	0.00%	31.95%	to	31.61%
2012	0.95%	to	1.20%	24,139	11.65	to	11.46	278,378	0.00%	14.44%	to	14.14%
Series P (High Yield Series) (SBLP)
2016	0.95%	to	1.30%	13,924	19.59	to	18.88	268,189	9.00%	16.40%	to	16.04%
2015	0.95%	to	1.30%	15,170	16.83	to	16.27	251,456	10.07%	-4.86%	to	-5.24%
2014	0.95%	to	1.30%	15,960	17.69	to	17.17	278,530	0.00%	1.49%	to	1.24%
2013	0.95%	to	1.30%	17,128	17.43	to	16.96	294,991	0.00%	6.36%	to	5.99%
2012	0.95%	to	1.30%	29,664	16.38	to	16.01	481,279	0.00%	13.75%	to	13.39%
Series Q (Small Cap Value Series) (SBLQ)
2016	0.95%	to	1.30%	27,178	22.93	to	22.09	612,050	0.12%	25.44%	to	25.01%
2015	0.95%	to	1.30%	33,257	18.28	to	17.67	598,567	0.00%	-7.54%	to	-7.82%
2014	0.95%	to	1.30%	41,661	19.77	to	19.17	811,623	0.01%	-2.27%	to	-2.69%
2013	0.95%	to	1.30%	47,503	20.23	to	19.70	948,789	0.00%	35.49%	to	35.02%
2012	0.95%	to	1.30%	58,150	14.93	to	14.59	858,607	0.00%	18.30%	to	17.95%
Series V (Mid Cap Value Series) (SBLV)
2016	0.95%	to	1.30%	95,468	20.77	to	20.01	1,946,667	0.93%	25.57%	to	25.14%
2015	0.95%	to	1.30%	101,394	16.54	to	15.99	1,650,698	0.61%	-7.70%	to	-8.00%
2014	0.95%	to	1.30%	111,561	17.92	to	17.38	1,970,122	0.00%	-0.06%	to	-0.40%
2013	0.95%	to	1.30%	127,816	17.93	to	17.45	2,262,464	0.00%	32.06%	to	31.59%
2012	0.95%	to	1.30%	161,868	13.58	to	13.26	2,173,908	0.00%	16.07%	to	15.61%
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2016	0.95%	to	1.25%	6,248	17.33	to	16.78	106,657	0.28%	12.39%	to	12.02%
2015	0.95%	to	1.15%	13,076	15.42	to	15.13	198,789	0.71%	-2.22%	to	-2.39%
2014	1.10%	to	0.00%	15,412	15.57	to	0.00	239,965	0.00%	7.60%	to	0.00%
2013	1.10%	to	0.00%	15,693	14.47	to	0.00	227,078	0.00%	39.78%	to	0.00%
2012	1.10%	to	1.15%	8,905	10.35	to	10.32	92,155	0.00%	10.34%	to	10.26%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2016	0.95%	to	1.25%	5,084	16.25	to	15.74	81,148	0.59%	7.69%	to	7.37%
2015	0.95%	to	1.25%	16,765	15.09	to	14.66	248,512	0.38%	4.50%	to	4.19%
2014	1.10%	to	1.25%	2,232	14.26	to	14.07	31,659	0.00%	13.99%	to	13.74%
2013	1.10%	to	1.25%	2,998	12.51	to	12.37	37,391	0.00%	26.86%	to	26.67%
2012	1.10%	to	1.25%	2,881	9.86	to	9.76	28,340	0.00%	9.43%	to	9.29%
Health Sciences Portfolio - II (TRHS2)
2016	0.95%	to	2.60%	1,266,281	28.63	to	25.60	35,886,433	0.00%	-11.56%	to	-13.03%
2015	0.95%	to	2.60%	1,885,800	32.37	to	29.43	60,525,988	0.00%	11.40%	to	9.55%
2014	0.95%	to	2.60%	1,982,157	29.06	to	26.87	57,190,414	0.00%	29.98%	to	27.81%
2013	0.95%	to	2.60%	1,957,164	22.35	to	21.02	43,531,343	0.00%	49.08%	to	46.60%
2012	0.95%	to	2.60%	1,447,320	14.99	to	14.34	21,622,699	0.00%	29.75%	to	27.59%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.95%	to	2.20%	1,062,304	7.88	to	7.42	8,299,035	0.26%	42.05%	to	40.27%
2015	0.95%	to	2.20%	558,675	5.54	to	5.29	3,082,925	0.03%	-34.26%	to	-35.09%
2014	0.95%	to	2.20%	512,477	8.43	to	8.15	4,306,280	0.00%	-20.11%	to	-21.12%
2013	0.95%	to	2.20%	418,215	10.56	to	10.34	4,403,224	0.54%	9.25%	to	7.87%
2012	0.95%	to	2.20%	327,050	9.66	to	9.58	3,156,795	1.06%	-3.37%	to	-4.19%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.95%	to	2.25%	441,616	23.32	to	16.16	13,108,192	0.49%	-0.85%	to	-2.14%
2015	0.95%	to	2.25%	509,807	23.51	to	16.52	15,725,352	0.57%	-14.82%	to	-15.93%
2014	0.95%	to	2.20%	596,764	27.60	to	31.08	22,103,762	0.52%	-1.36%	to	-2.61%
2013	0.95%	to	2.20%	703,220	27.98	to	31.91	26,019,673	1.67%	10.96%	to	9.56%
2012	0.95%	to	2.20%	905,469	25.22	to	29.13	30,746,409	0.00%	28.57%	to	26.95%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.95%	to	2.60%	381,139	24.26	to	24.57	11,028,894	0.40%	42.35%	to	39.98%
2015	0.95%	to	2.60%	449,773	17.04	to	17.55	9,211,668	0.03%	-34.08%	to	-35.18%
2014	0.95%	to	2.60%	532,270	25.85	to	27.08	16,569,011	0.10%	-19.87%	to	-21.21%
2013	0.95%	to	2.60%	656,630	32.26	to	34.36	25,424,540	0.77%	9.48%	to	7.66%
2012	0.95%	to	2.60%	900,815	29.47	to	31.92	32,107,037	0.77%	2.40%	to	0.69%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.95%	to	2.25%	3,110,006	26.59	to	21.09	80,526,452	0.59%	-3.49%	to	-4.75%
2015	0.95%	to	2.25%	4,031,691	27.55	to	22.14	108,192,788	0.37%	-9.22%	to	-10.41%
2014	0.95%	to	2.25%	4,909,748	30.35	to	24.72	145,438,477	0.49%	-6.16%	to	-7.40%
2013	0.95%	to	2.25%	5,765,187	32.34	to	26.69	182,232,052	1.30%	23.94%	to	22.32%
2012	0.95%	to	2.25%	6,695,505	26.09	to	21.82	170,977,693	1.16%	18.04%	to	16.49%
Variable Insurance Portfolios - Balanced (WRBP)
2016	0.95%	to	2.25%	2,082,755	21.34	to	17.00	43,319,376	1.37%	1.06%	to	-0.26%
2015	0.95%	to	2.25%	2,255,835	21.12	to	17.04	46,494,969	0.92%	-1.27%	to	-2.57%
2014	0.95%	to	2.25%	2,447,647	21.39	to	17.49	51,201,075	0.93%	6.55%	to	5.15%
2013	0.95%	to	2.25%	2,598,391	20.07	to	16.63	51,059,224	1.46%	22.52%	to	20.92%
2012	0.95%	to	2.25%	2,832,072	16.38	to	13.76	45,485,972	1.50%	10.68%	to	9.23%
Variable Insurance Portfolios - Bond (WRBDP)
2016	0.95%	to	2.25%	2,966,549	17.16	to	13.47	49,610,787	2.39%	3.05%	to	1.70%
2015	0.95%	to	2.25%	3,294,229	16.66	to	13.24	53,499,896	2.92%	-0.75%	to	-2.05%
2014	0.95%	to	2.25%	3,864,467	16.78	to	13.52	63,353,834	3.82%	3.35%	to	1.99%
2013	0.95%	to	2.25%	4,392,785	16.24	to	13.26	69,801,032	3.56%	-3.02%	to	-4.29%
2012	0.95%	to	2.25%	5,653,755	16.74	to	13.85	92,655,701	3.12%	4.77%	to	3.39%
Variable Insurance Portfolios - Core Equity (WRCEP)
2016	0.95%	to	2.25%	4,574,121	19.44	to	15.79	86,806,078	0.45%	2.76%	to	1.41%
2015	0.95%	to	2.25%	5,225,571	18.92	to	15.57	96,584,466	0.36%	-1.64%	to	-2.93%
2014	0.95%	to	2.25%	6,005,339	19.24	to	16.04	113,048,984	0.49%	8.64%	to	7.21%
2013	0.95%	to	2.25%	6,849,960	17.71	to	14.96	118,818,034	0.55%	32.24%	to	30.51%
2012	0.95%	to	2.25%	7,924,937	13.39	to	11.46	104,114,930	0.59%	17.47%	to	15.93%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2016	0.95%	to	2.25%	639,100	21.04	to	17.80	13,179,769	1.23%	5.94%	to	4.55%
2015	0.95%	to	2.25%	676,065	19.86	to	17.02	13,185,660	1.31%	-2.99%	to	-4.26%
2014	0.95%	to	2.25%	798,548	20.47	to	17.78	16,086,259	1.15%	8.80%	to	7.37%
2013	0.95%	to	2.25%	932,175	18.81	to	16.56	17,272,541	1.62%	28.38%	to	26.70%
2012	0.95%	to	2.25%	1,093,997	14.65	to	13.07	15,813,876	1.10%	12.10%	to	10.63%
Variable Insurance Portfolios - Energy (WRENG)
2016	0.95%	to	2.25%	397,706	12.96	to	11.26	5,069,084	0.13%	33.28%	to	31.53%
2015	0.95%	to	2.25%	387,607	9.73	to	8.56	3,709,631	0.06%	-22.88%	to	-23.90%
2014	0.95%	to	2.25%	449,790	12.61	to	11.25	5,585,927	0.00%	-11.41%	to	-12.58%
2013	0.95%	to	2.25%	469,042	14.24	to	12.86	6,583,998	0.00%	26.54%	to	24.88%
2012	0.95%	to	2.25%	580,041	11.25	to	10.30	6,448,904	0.00%	0.41%	to	-0.91%
Variable Insurance Portfolios - Global Bond (WRGBP)
2016	0.95%	to	2.25%	328,816	10.65	to	9.88	3,474,290	3.52%	6.02%	to	4.64%
2015	0.95%	to	2.25%	354,040	10.04	to	9.44	3,527,635	3.73%	-3.58%	to	-4.85%
2014	0.95%	to	2.25%	446,528	10.41	to	9.92	4,624,307	2.23%	-0.77%	to	-2.07%
2013	0.95%	to	2.25%	368,482	10.49	to	10.13	3,851,854	0.00%	0.78%	to	-0.54%
2012	0.95%	to	2.25%	258,003	10.41	to	10.19	2,680,726	3.42%	5.40%	to	4.01%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	0.95%	to	2.25%	575,750	11.25	to	9.65	6,352,111	0.70%	22.64%	to	21.03%
2015	0.95%	to	2.25%	675,666	9.17	to	7.98	6,079,702	0.10%	-23.13%	to	-24.14%
2014	0.95%	to	2.25%	808,834	11.93	to	10.51	9,491,809	0.00%	-13.86%	to	-15.00%
2013	0.95%	to	2.25%	965,476	13.86	to	12.37	13,170,383	0.00%	6.78%	to	5.38%
2012	0.95%	to	2.25%	1,371,424	12.98	to	11.74	17,549,749	0.00%	0.91%	to	-0.41%
Variable Insurance Portfolios - Growth (WRGP)
2016	0.95%	to	2.25%	4,952,140	19.02	to	15.79	91,843,490	0.02%	0.27%	to	-1.05%
2015	0.95%	to	2.25%	5,662,400	18.97	to	15.95	104,855,060	0.11%	6.15%	to	4.76%
2014	0.95%	to	2.25%	6,325,193	17.87	to	15.23	110,513,892	0.41%	10.75%	to	9.30%
2013	0.95%	to	2.25%	7,313,103	16.14	to	13.93	115,513,677	0.43%	35.16%	to	33.39%
2012	0.95%	to	2.25%	8,850,476	11.94	to	10.45	103,583,897	0.06%	11.67%	to	10.20%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.95%	to	2.25%	2,227,209	28.71	to	23.04	62,393,257	7.36%	15.09%	to	13.58%
2015	0.95%	to	2.25%	2,481,852	24.94	to	20.29	60,453,461	6.41%	-7.39%	to	-8.61%
2014	0.95%	to	2.25%	3,019,321	26.94	to	22.20	79,517,963	4.95%	0.94%	to	-0.39%
2013	0.95%	to	2.25%	3,444,773	26.69	to	22.29	90,092,893	4.89%	9.45%	to	8.01%
2012	0.95%	to	2.25%	3,437,628	24.38	to	20.63	82,139,540	6.30%	17.51%	to	15.97%
Variable Insurance Portfolios - International Growth (WRIP)
2016	0.95%	to	2.25%	1,353,789	15.01	to	12.02	19,781,529	0.22%	-3.96%	to	-5.21%
2015	0.95%	to	2.25%	1,529,441	15.63	to	12.68	23,301,211	0.42%	2.41%	to	1.07%
2014	0.95%	to	2.25%	1,669,710	15.26	to	12.54	24,877,580	2.14%	0.00%	to	-1.32%
2013	0.95%	to	2.25%	1,937,503	15.26	to	12.71	28,929,728	0.91%	18.09%	to	16.54%
2012	0.95%	to	2.25%	2,396,608	12.93	to	10.91	30,361,361	1.97%	16.93%	to	15.39%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2016	0.95%	to	2.05%	525,621	18.84	to	16.36	9,734,207	1.34%	0.13%	to	-0.98%
2015	0.95%	to	2.05%	557,057	18.82	to	16.52	10,301,077	1.29%	-1.88%	to	-2.97%
2014	0.95%	to	2.05%	583,553	19.18	to	17.03	11,016,705	2.53%	0.48%	to	-0.64%
2013	0.95%	to	2.05%	641,781	19.09	to	17.14	12,068,034	1.67%	23.73%	to	22.35%
2012	0.95%	to	2.25%	780,139	15.43	to	13.76	11,877,621	2.39%	12.25%	to	10.77%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2016	0.95%	to	1.95%	552,515	10.33	to	9.75	5,656,834	1.45%	0.97%	to	-0.04%
2015	0.95%	to	1.95%	509,157	10.23	to	9.76	5,167,064	1.50%	-0.09%	to	-1.10%
2014	0.95%	to	1.95%	515,682	10.24	to	9.87	5,246,609	0.56%	0.02%	to	-0.99%
2013	0.95%	to	2.00%	515,731	10.24	to	9.95	5,251,273	0.00%	-1.48%	to	-2.53%
2012	0.95%	to	2.00%	494,224	10.39	to	10.21	5,120,924	4.09%	2.39%	to	1.30%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2016	0.95%	to	1.95%	110,215	24.70	to	21.72	2,669,548	0.00%	12.22%	to	11.09%
2015	0.95%	to	1.95%	133,260	22.01	to	19.55	2,879,595	0.00%	-10.02%	to	-10.93%
2014	0.95%	to	1.95%	168,210	24.46	to	21.95	4,048,750	0.00%	-2.67%	to	-3.66%
2013	0.95%	to	1.95%	214,062	25.13	to	22.79	5,302,156	0.00%	55.79%	to	54.22%
2012	0.95%	to	1.85%	237,238	16.13	to	14.91	3,779,957	0.00%	10.78%	to	9.77%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.95%	to	2.25%	567,091	24.35	to	20.89	13,564,757	0.00%	5.11%	to	3.73%
2015	0.95%	to	2.25%	654,040	23.16	to	20.14	14,892,771	0.00%	-6.68%	to	-7.90%
2014	0.95%	to	2.25%	680,684	24.82	to	21.87	16,627,571	0.00%	6.84%	to	5.44%
2013	0.95%	to	2.25%	734,887	23.23	to	20.74	16,818,109	0.00%	28.70%	to	27.02%
2012	0.95%	to	2.25%	799,639	18.05	to	16.33	14,247,875	0.00%	12.48%	to	11.00%
Variable Insurance Portfolios - Money Market (WRMMP)
2016	0.95%	to	2.25%	1,267,052	10.59	to	8.53	13,159,361	0.13%	-0.82%	to	-2.12%
2015	0.95%	to	2.25%	1,203,265	10.67	to	8.72	12,591,418	0.02%	-0.93%	to	-2.23%
2014	0.95%	to	2.25%	1,377,912	10.77	to	8.92	14,556,405	0.02%	-0.93%	to	-2.23%
2013	0.95%	to	2.25%	1,555,209	10.87	to	9.12	16,597,987	0.02%	-0.93%	to	-2.23%
2012	0.95%	to	2.25%	1,805,265	10.98	to	9.33	19,441,214	0.02%	-0.93%	to	-2.24%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.95%	to	2.25%	323,476	24.17	to	20.51	7,668,377	1.07%	3.28%	to	1.93%
2015	0.95%	to	2.25%	332,526	23.40	to	20.12	7,642,660	1.04%	3.79%	to	2.43%
2014	0.95%	to	2.25%	374,416	22.54	to	19.65	8,308,799	1.03%	28.93%	to	27.24%
2013	0.95%	to	2.25%	393,521	17.49	to	15.44	6,779,587	1.15%	0.17%	to	-1.15%
2012	0.95%	to	2.25%	462,722	17.46	to	15.62	7,968,210	0.73%	16.60%	to	15.06%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.95%	to	2.25%	2,082,654	27.27	to	23.99	55,381,636	0.00%	0.58%	to	-0.74%
2015	0.95%	to	2.25%	2,376,530	27.11	to	24.17	62,906,817	0.00%	-3.80%	to	-5.07%
2014	0.95%	to	2.25%	2,659,452	28.18	to	24.26	73,296,134	0.00%	1.93%	to	0.59%
2013	0.95%	to	2.25%	3,080,205	27.65	to	25.31	83,423,314	0.00%	54.90%	to	52.87%
2012	0.95%	to	2.25%	3,672,810	17.85	to	16.55	64,303,289	0.00%	26.61%	to	24.95%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	0.95%	to	2.25%	1,823,106	21.02	to	17.65	37,392,381	0.00%	1.94%	to	0.61%
2015	0.95%	to	2.25%	2,066,180	20.62	to	17.54	41,618,648	0.00%	0.91%	to	-0.41%
2014	0.95%	to	2.25%	2,321,746	20.43	to	17.58	46,410,747	0.00%	0.63%	to	-0.69%
2013	0.95%	to	2.25%	2,683,021	20.30	to	17.74	53,369,884	0.00%	42.00%	to	40.14%
2012	0.95%	to	2.25%	3,296,538	14.30	to	12.66	46,267,768	0.00%	4.16%	to	2.79%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2016	0.95%	to	2.25%	262,487	25.44	to	21.52	6,543,381	0.38%	27.66%	to	25.99%
2015	0.95%	to	2.25%	244,035	19.93	to	17.08	4,762,478	0.09%	-6.48%	to	-7.71%
2014	0.95%	to	2.25%	287,890	21.31	to	18.51	6,020,462	0.09%	6.03%	to	4.64%
2013	0.95%	to	2.25%	359,957	20.10	to	17.69	7,117,138	0.85%	32.26%	to	30.53%
2012	0.95%	to	2.05%	400,259	15.19	to	13.79	5,996,555	0.46%	17.50%	to	16.20%
Variable Insurance Portfolios - Value (WRVP)
2016	0.95%	to	2.25%	1,552,197	24.06	to	19.56	36,324,391	1.21%	10.09%	to	8.65%
2015	0.95%	to	2.25%	1,779,137	21.86	to	18.01	37,851,824	0.79%	-4.83%	to	-6.08%
2014	0.95%	to	2.25%	2,083,026	22.97	to	19.17	46,674,580	1.08%	9.89%	to	8.45%
2013	0.95%	to	2.25%	2,370,208	20.90	to	17.68	48,380,049	0.80%	34.05%	to	32.29%
2012	0.95%	to	2.25%	2,815,525	15.59	to	13.36	42,943,614	1.34%	17.75%	to	16.20%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	1.60%	to	1.75%	7,057	20.87	to	20.35	144,367	1.85%	10.44%	to	10.27%
2015	1.60%	to	1.75%	8,647	18.90	to	18.45	160,147	0.13%	-4.64%	to	-4.78%
2014	1.60%	to	1.75%	8,810	19.82	to	19.38	171,308	0.06%	8.66%	to	8.49%
2013	1.60%	to	1.75%	11,012	18.24	to	17.86	197,425	0.27%	28.59%	to	28.39%
2012	1.60%	to	1.75%	12,979	14.18	to	13.91	181,078	0.10%	13.67%	to	13.50%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.95%	to	2.05%	196,910	24.69	to	22.67	4,790,487	0.00%	6.73%	to	5.54%
2015	0.95%	to	2.05%	270,263	23.14	to	21.48	6,171,827	0.00%	-3.81%	to	-4.87%
2014	0.95%	to	2.05%	321,420	24.05	to	22.58	7,645,798	0.00%	-2.81%	to	-3.89%
2013	0.95%	to	2.05%	373,905	24.75	to	23.49	9,169,342	0.00%	48.80%	to	47.15%
2012	0.95%	to	2.05%	300,349	16.63	to	15.96	4,949,232	0.00%	6.84%	to	5.65%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	2.60%	2,825,641	30.34	to	25.36	83,835,381	1.38%	26.13%	to	24.03%
2012	0.95%	to	2.60%	3,103,349	24.05	to	20.45	73,128,193	2.16%	20.07%	to	18.07%
VA International Equity Fund (obsolete) (HVIE)
2014	0.95%	to	1.20%	7,583	11.49	to	11.37	86,763	1.79%	-7.57%	to	-7.81%
2013	0.95%	to	1.20%	10,484	12.43	to	12.33	129,902	1.35%	21.74%	to	21.43%
2012	0.95%	to	1.20%	9,241	10.21	to	10.16	94,163	1.52%	12.95%	to	12.66%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.95%	to	2.05%	521,050	11.65	to	10.70	6,009,116	1.69%	-1.91%	to	-3.00%
2012	0.95%	to	2.15%	878,045	17.34	to	10.95	10,359,629	1.46%	12.08%	to	10.72%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.95%	698,073	13.54	to	12.53	9,344,201	2.25%	21.81%	to	20.58%
2012	0.95%	to	2.15%	799,025	11.11	to	10.25	8,809,472	2.93%	17.18%	to	15.75%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.95%	to	2.20%	2,377,530	18.19	to	16.50	42,672,358	4.72%	0.67%	to	-0.60%
2012	0.95%	to	2.20%	2,803,406	18.07	to	16.60	50,081,035	6.30%	13.97%	to	12.52%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	2.20%	1,692,213	16.76	to	15.01	27,925,404	6.39%	5.92%	to	4.58%
2012	0.95%	to	2.20%	1,969,531	15.82	to	14.35	30,763,762	7.77%	13.62%	to	12.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	2.20%	1,838,763	14.31	to	12.99	26,008,523	3.44%	0.03%	to	-1.23%
2013	0.95%	to	2.20%	3,786,746	14.31	to	13.15	53,482,489	6.16%	4.92%	to	3.59%
2012	0.95%	to	2.20%	4,789,971	13.64	to	12.69	64,630,282	6.17%	13.01%	to	11.58%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	to	2.05%	958,212	26.19	to	22.99	24,572,794	1.12%	-0.21%	to	-1.31%
2012	0.95%	to	2.20%	1,117,157	26.24	to	22.92	28,762,555	0.44%	16.12%	to	14.65%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	1.50%	to	2.60%	22,478	19.52	to	17.51	423,707	0.91%	-1.06%	to	-2.16%
2012	1.50%	to	2.60%	28,770	19.73	to	17.90	549,863	0.24%	15.16%	to	13.87%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.95%	to	2.20%	848,759	23.25	to	20.04	19,360,340	0.52%	16.69%	to	15.22%
2012	0.95%	to	2.20%	975,577	19.92	to	17.40	19,096,114	0.80%	14.48%	to	13.03%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	1.50%	to	2.60%	130,763	16.19	to	14.04	2,040,067	1.02%	-9.69%	to	-10.69%
2013	1.50%	to	2.60%	160,369	17.93	to	15.73	2,767,075	1.13%	28.20%	to	26.77%
2012	1.50%	to	2.60%	197,646	13.98	to	12.40	2,673,230	1.67%	18.64%	to	17.31%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	2.20%	1,234,531	17.69	to	15.06	21,365,826	1.16%	-9.05%	to	-10.20%
2013	0.95%	to	2.20%	1,432,190	19.45	to	16.77	27,301,447	1.28%	29.06%	to	27.44%
2012	0.95%	to	2.20%	1,616,873	15.07	to	13.16	23,901,516	1.78%	19.52%	to	18.01%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	to	2.25%	4,472,594	11.53	to	10.69	51,124,329	1.23%	20.19%	to	18.61%
2012	0.95%	to	2.25%	5,166,488	9.59	to	9.02	49,202,731	0.57%	14.68%	to	13.17%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.95%	to	2.20%	515,192	18.89	to	16.49	9,518,408	2.21%	20.27%	to	18.75%
2012	0.95%	to	2.20%	603,932	15.70	to	13.89	9,296,209	0.40%	16.12%	to	14.65%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	1.50%	to	2.60%	25,684	12.23	to	10.97	307,543	2.23%	19.28%	to	17.95%
2012	1.50%	to	2.60%	30,450	10.25	to	9.30	306,774	0.16%	15.19%	to	13.90%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.95%	to	2.05%	2,002,245	14.46	to	8.48	27,713,708	0.32%	3.67%	to	2.52%
2014	0.95%	to	2.05%	2,472,698	13.94	to	8.27	33,083,045	0.36%	10.27%	to	9.05%
2013	0.95%	to	2.05%	2,583,222	12.64	to	7.58	31,350,253	0.66%	28.51%	to	27.08%
2012	0.95%	to	2.05%	2,932,172	9.84	to	5.97	27,746,329	0.55%	12.94%	to	11.68%
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95%	to	1.70%	37,711	11.96	to	10.99	435,345	0.86%	12.33%	to	11.48%
Variable Insurance Funds - Equity Income VIF (obsolete) (BBGI)
2014	0.95%	to	1.55%	36,540	13.75	to	12.69	489,305	2.02%	3.09%	to	2.47%
2013	0.95%	to	1.55%	37,098	13.33	to	12.39	483,022	1.12%	16.63%	to	15.92%
2012	0.95%	to	1.55%	67,944	11.43	to	10.69	759,483	0.99%	13.19%	to	12.51%
VP International Fund - Class III (obsolete) (ACVI3)
2014	1.60%	to	1.75%	4,143	16.31	to	16.00	66,395	1.72%	-7.02%	to	-7.16%
2013	1.60%	to	1.75%	5,476	17.54	to	17.23	94,478	2.07%	20.45%	to	20.27%
2012	1.60%	to	1.75%	7,644	14.56	to	14.33	109,611	0.90%	19.22%	to	19.04%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.95%	to	2.60%	101,866	13.12	to	15.62	1,445,705	0.00%	2.49%	to	0.78%
2013	0.95%	to	2.60%	124,086	12.80	to	15.50	1,704,978	0.00%	44.45%	to	42.05%
2012	0.95%	to	2.60%	102,750	8.86	to	10.91	1,014,871	0.00%	7.78%	to	5.99%
VP Mid Cap Value Fund - Class II (ACVMV2)
2014	1.25%	to	2.25%	23,273	23.83	to	21.60	532,106	1.02%	14.79%	to	13.62%
2013	1.25%	to	2.25%	23,740	20.76	to	19.01	476,194	1.06%	28.28%	to	26.98%
2012	1.25%	to	2.25%	28,445	16.18	to	14.97	445,290	1.85%	14.77%	to	13.61%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2014	1.25%	to	2.25%	3,770	15.54	to	14.08	54,621	1.25%	2.91%	to	1.87%
2013	1.25%	to	2.25%	4,548	15.10	to	13.83	64,626	1.40%	11.78%	to	10.65%
2012	1.25%	to	2.25%	4,864	13.51	to	12.50	62,155	1.74%	10.19%	to	9.07%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2014	1.25%	to	2.25%	9,056	16.11	to	14.60	137,042	1.38%	3.29%	to	2.24%
2013	1.25%	to	2.25%	9,789	15.60	to	14.28	144,332	1.53%	14.19%	to	13.03%
2012	1.25%	to	2.25%	10,554	13.66	to	12.64	137,177	1.75%	11.65%	to	10.52%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2014	1.25%	to	2.25%	19,002	16.82	to	15.24	309,821	1.29%	3.43%	to	2.39%
2013	1.25%	to	2.25%	21,000	16.26	to	14.88	332,291	1.46%	19.89%	to	18.68%
2012	1.25%	to	2.25%	23,092	13.56	to	12.54	305,870	1.83%	13.74%	to	12.58%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2014	1.25%	to	2.25%	38,167	20.16	to	17.12	741,786	1.31%	7.36%	to	6.28%
2013	1.25%	to	2.25%	43,332	18.78	to	16.11	786,584	1.51%	28.07%	to	26.77%
2012	1.25%	to	2.25%	47,724	14.66	to	12.71	676,912	1.62%	10.56%	to	9.44%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	to	0.00%	179	11.79	to	0.00	2,112	0.12%	15.58%	to	0.00%
Balanced Portfolio: Service Shares (JABS)
2014	1.25%	to	0.00%	3,847	21.66	to	0.00	83,322	1.51%	6.89%	to	0.00%
2013	1.25%	to	0.00%	4,117	20.26	to	0.00	83,415	2.06%	18.31%	to	0.00%
2012	1.25%	to	0.00%	4,547	17.13	to	0.00	77,878	2.53%	11.95%	to	0.00%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	1.25%	to	2.25%	9,428	19.92	to	17.73	187,482	0.28%	9.72%	to	8.61%
2013	1.25%	to	2.25%	10,895	18.15	to	16.32	197,500	0.42%	28.43%	to	27.13%
2012	1.25%	to	2.25%	12,260	14.13	to	12.84	173,051	0.23%	15.22%	to	14.05%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	1.25%	to	0.00%	6,515	8.97	to	0.00	58,424	3.79%	1.96%	to	0.00%
2013	1.25%	to	0.00%	7,039	9.15	to	0.00	64,384	0.45%	16.09%	to	0.00%
2012	1.25%	to	0.00%	13,008	7.88	to	0.00	102,496	0.62%	13.78%	to	0.00%
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2014	1.25%	to	0.00%	7,048	24.98	to	0.00	176,054	0.63%	10.26%	to	0.00%
2013	1.25%	to	0.00%	7,696	22.66	to	0.00	174,347	0.67%	38.87%	to	0.00%
2012	1.25%	to	0.00%	10,227	16.31	to	0.00	166,865	0.33%	16.20%	to	0.00%
VT Growth & Income Fund: Class IB (PVGIB)
2014	1.25%	to	0.00%	744	18.36	to	0.00	13,660	1.34%	9.35%	to	0.00%
2013	1.25%	to	0.00%	808	16.79	to	0.00	13,573	1.67%	33.98%	to	0.00%
2012	1.25%	to	0.00%	877	12.53	to	0.00	10,993	1.72%	17.64%	to	0.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	1.25%	to	0.00%	1,399	19.86	to	0.00	27,781	2.29%	21.43%	to	0.00%
2012	1.25%	to	0.00%	1,524	16.35	to	0.00	24,909	2.94%	16.75%	to	0.00%

2016	Reserves for annuity contracts in payout phase:								$66,005,400
2016	Contract owners’ equity:								$4,786,253,952
2015	Reserves for annuity contracts in payout phase:								$68,422,544
2015	Contract owners’ equity:								$5,058,291,034
2014	Reserves for annuity contracts in payout phase:								$73,875,757
2014	Contract owners’ equity:								$5,801,419,569
2013	Reserves for annuity contracts in payout phase:								$78,089,833
2013	Contract owners’ equity:								$6,214,279,257
2012	Reserves for annuity contracts in payout phase:								$73,557,624
2012	Contract owners’ equity:								$5,859,299,538
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.